Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (20.1%)
VictoryShares Corporate Bond ETF .......................................... 1,899,203 $ 40,293
VictoryShares Emerging Markets Value Momentum ETF .......................... 256,416 11,243
VictoryShares Free Cash Flow ETF(a) ........................................ 136,657 3,865
VictoryShares International Value Momentum ETF ............................... 313,161 14,371
VictoryShares International Volatility Wtd ETF ................................. 154,761 6,375
VictoryShares Nasdaq Next 50 ETF .......................................... 149,092 3,970
VictoryShares Short-Term Bond ETF ......................................... 443,598 22,127
VictoryShares Small Cap Free Cash Flow ETF(a) ................................ 20,000 499
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 107,387 4,598
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 86,772 6,261
VictoryShares US Value Momentum ETF ...................................... 107,876 7,423
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 314,123 10,448
Total Affiliated Exchange-Traded Funds (Cost $126,167)
a
a
a
131,473
Affiliated Mutual Funds (79.6%)
Victory 500 Index Fund, Reward Shares ....................................... 283,204 17,482
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,319,751 49,048
Victory Global Managed Volatility Fund, Institutional Shares ........................ 3,864,466 39,108
Victory Government Securities Fund, Institutional Shares .......................... 15,929,262 141,133
Victory Growth Fund, Institutional Shares ..................................... 272,182 8,914
Victory High Income Fund, Institutional Shares ................................. 5,834,722 40,260
Victory Income Stock Fund, Institutional Shares ................................. 248,090 4,575
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 250,549 5,833
Victory Market Neutral Income Fund, Institutional Shares .......................... 4,026,396 34,989
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 65,818 2,822
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 143,823 2,272
Victory RS International Fund, Class R6 ...................................... 1,913,767 22,238
Victory Short-Term Bond Fund, Institutional Shares .............................. 10,086,755 90,176
Victory Small Cap Stock Fund, Institutional Shares ............................... 665,491 8,711
Victory Sophus Emerging Markets Fund, Class R6 ............................... 194,839 3,579
Victory Target Managed Allocation Fund ...................................... 3,482,469 33,467
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 2,157,528 16,376
Total Affiliated Mutual Funds (Cost $511,760)
a
a
a
520,983
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(c) ........ 5,913 6
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(c) ............ 5,913 6
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 5,913 6
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 5,913 6
Total Collateral for Securities Loaned (Cost $24)
a
a
a
24
Total Investments (Cost $637,951) — 99.7% 652,480
Other assets in excess of liabilities — 0.3% 2,265
NET ASSETS - 100.00% $ 654,745
At January 31, 2024, the foreign securities held by the underlying Funds were 17.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 18,405 $ 339 $ (3,765) $ (446) $ 144 $ 2,949 $ 17,482 $ 194
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 45,274 3,841 (1) —* — (66) 49,048 1,518
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 40,308 690 (5,297) (661) — 4,068 39,108 690
Victory Government Securities
Fund, Institutional Shares .. 147,521 3,230 (7,989) (1,116) — (513) 141,133 3,643
Victory Growth Fund,
Institutional Shares ....... 7,450 533 (509) 353 533 1,087 8,914 —
Victory High Income Fund,
Institutional Shares ....... 36,910 2,181 — — — 1,169 40,260 2,181
Victory Income Stock Fund,
Institutional Shares ....... 4,094 233 — — 134 248 4,575 99
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 6,981 210 (1,739) (9) 161 390 5,833 49
Victory Market Neutral Income
Fund, Institutional Shares .. 33,115 1,194 — — — 680 34,989 1,194
Victory Nasdaq-100 Index Fund,
Class R6 .............. 2,173 74 — — 21 575 2,822 53
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 2,711 63 — — — (502) 2,272 63
Victory RS International Fund,
Class R6 .............. 20,908 571 (500) 53 — 1,206 22,238 571
Victory Short-Term Bond Fund,
Institutional Shares ....... 103,243 2,810 (17,631) (771) — 2,525 90,176 3,110
Victory Small Cap Stock Fund,
Institutional Shares ....... 8,426 26 (638) (72) — 969 8,711 26
Victory Sophus Emerging
Markets Fund, Class R6 .... 4,423 95 (1,008) (437) — 506 3,579 95
Victory Target Managed
Allocation Fund ......... 34,042 489 (3,897) (627) — 3,460 33,467 489
Victory Trivalent International
Fund-Core Equity, Class R6 . 15,098 608 — — — 670 16,376 608
VictoryShares Corporate Bond
ETF .................. 39,799 — — — — 494 40,293 1,154
VictoryShares Emerging Markets
Value Momentum ETF .... 10,870 — — — — 373 11,243 495
VictoryShares Free Cash Flow
ETF .................. — 3,408 — — — 457 3,865 29
VictoryShares International
Value Momentum ETF .... 16,576 — (2,813) (386) — 994 14,371 535
VictoryShares International
Volatility Wtd ETF ....... 6,311 — — — — 64 6,375 140
VictoryShares Nasdaq Next 50
ETF .................. 3,714 — — — — 256 3,970 22
VictoryShares Short-Term Bond
ETF .................. 21,847 — — — — 280 22,127 814
VictoryShares Small Cap Free
Cash Flow ETF .......... — 503 — — — (4) 499 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 5,603 — (1,407) 325 — 77 4,598 65
VictoryShares US Small Mid
Cap Value Momentum ETF . 5,492 — — — — 769 6,261 76

Victory Portfolios III
Victory Target Retirement Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
VictoryShares US Value
Momentum ETF ......... $ 12,047 $ — $ (5,166) $ 1,008 $ — $ (466) $ 7,423 $ 132
VictoryShares WestEnd U.S.
Sector ETF ............. 9,736 — (669) 94 — 1,287 10,448 86
$ 663,077 $ 21,098 $ (53,029) $ (2,692) $ 993 $ 24,002
$ 652,456
$ 18,131
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (24.8%)
VictoryShares Corporate Bond ETF .......................................... 1,952,524 $ 41,424
VictoryShares Emerging Markets Value Momentum ETF .......................... 609,025 26,705
VictoryShares Free Cash Flow ETF .......................................... 433,670 12,265
VictoryShares International Value Momentum ETF ............................... 907,878 41,663
VictoryShares International Volatility Wtd ETF(a) ............................... 443,850 18,282
VictoryShares Nasdaq Next 50 ETF .......................................... 560,188 14,918
VictoryShares Short-Term Bond ETF ......................................... 874,703 43,630
VictoryShares Small Cap Free Cash Flow ETF .................................. 272,000 6,792
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 264,132 11,310
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 260,422 18,789
VictoryShares US Value Momentum ETF(a) .................................... 369,822 25,448
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 1,057,197 35,162
Total Affiliated Exchange-Traded Funds (Cost $271,369)
a
a
a
296,388
Affiliated Mutual Funds (75.1%)
Victory 500 Index Fund, Reward Shares ....................................... 928,026 57,287
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 7,022,724 64,750
Victory Global Managed Volatility Fund, Institutional Shares ........................ 11,609,668 117,490
Victory Government Securities Fund, Institutional Shares .......................... 21,300,132 188,719
Victory Growth Fund, Institutional Shares ..................................... 617,524 20,224
Victory High Income Fund, Institutional Shares ................................. 7,265,361 50,131
Victory Income Stock Fund, Institutional Shares ................................. 892,966 16,466
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 938,367 21,845
Victory Market Neutral Income Fund, Institutional Shares .......................... 3,226,321 28,037
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 539,437 23,131
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 261,845 4,137
Victory RS International Fund, Class R6 ...................................... 5,103,647 59,304
Victory Short-Term Bond Fund, Institutional Shares .............................. 7,477,066 66,845
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,687,620 22,091
Victory Sophus Emerging Markets Fund, Class R6 ............................... 529,376 9,725
Victory Target Managed Allocation Fund ...................................... 10,997,979 105,691
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 5,549,422 42,120
Total Affiliated Mutual Funds (Cost $863,640)
a
a
a
897,993
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(c) ........ 131,750 131
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(c) ............ 131,750 132
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 131,750 132
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 131,750 132
Total Collateral for Securities Loaned (Cost $527)
a
a
a
527
Total Investments (Cost $1,135,536) — 99.9% 1,194,908
Other assets in excess of liabilities — 0.1% 1,213
NET ASSETS - 100.00% $ 1,196,121
At January 31, 2024, the foreign securities held by the underlying Funds were 26.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 65,470 $ 1,167 $ (18,454) $ (1,249) $ 510 $ 10,353 $ 57,287 $ 657
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 61,125 3,775 (1) —* — (149) 64,750 2,008
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 117,296 2,031 (12,022) (857) — 11,042 117,490 2,031
Victory Government Securities
Fund, Institutional Shares .. 186,297 4,212 — —* — (1,790) 188,719 4,763
Victory Growth Fund,
Institutional Shares ....... 24,138 1,282 (9,351) 5,098 1,283 (943) 20,224 —
Victory High Income Fund,
Institutional Shares ....... 45,960 2,716 — — — 1,455 50,131 2,716
Victory Income Stock Fund,
Institutional Shares ....... 14,735 839 — — 481 892 16,466 357
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 26,735 730 (6,969) 1,053 560 296 21,845 170
Victory Market Neutral Income
Fund, Institutional Shares .. 22,754 4,837 — — — 446 28,037 837
Victory Nasdaq-100 Index Fund,
Class R6 .............. 17,807 604 — — 172 4,720 23,131 432
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 4,936 114 — — — (913) 4,137 114
Victory RS International Fund,
Class R6 .............. 54,486 1,522 — — — 3,296 59,304 1,522
Victory Short-Term Bond Fund,
Institutional Shares ....... 63,777 1,821 (23) (2) — 1,272 66,845 2,042
Victory Small Cap Stock Fund,
Institutional Shares ....... 22,781 70 (3,198) (351) — 2,789 22,091 70
Victory Sophus Emerging
Markets Fund, Class R6 .... 9,350 259 — — — 116 9,725 259
Victory Target Managed
Allocation Fund ......... 106,044 1,491 (10,619) (1,804) — 10,579 105,691 1,491
Victory Trivalent International
Fund-Core Equity, Class R6 . 39,732 1,565 (895) (1) — 1,719 42,120 1,565
VictoryShares Corporate Bond
ETF .................. 37,040 3,839 — — — 545 41,424 1,111
VictoryShares Emerging Markets
Value Momentum ETF .... 25,817 — — — — 888 26,705 1,176
VictoryShares Free Cash Flow
ETF .................. — 10,907 — — — 1,358 12,265 92
VictoryShares International
Value Momentum ETF .... 46,133 — (6,203) (966) — 2,699 41,663 1,537
VictoryShares International
Volatility Wtd ETF ....... 18,100 — — — — 182 18,282 401
VictoryShares Nasdaq Next 50
ETF .................. 17,344 — (3,496) (838) — 1,908 14,918 90
VictoryShares Short-Term Bond
ETF .................. 41,109 1,958 — — — 563 43,630 1,574
VictoryShares Small Cap Free
Cash Flow ETF .......... — 6,766 — — — 26 6,792 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 10,447 — — — — 863 11,310 147
VictoryShares US Small Mid
Cap Value Momentum ETF . 19,583 — (3,532) 829 — 1,909 18,789 269

Victory Portfolios III
Victory Target Retirement 2030 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
VictoryShares US Value
Momentum ETF ......... $ 39,411 $ — $ (16,033) $ 3,068 $ — $ (998) $ 25,448 $ 448
VictoryShares WestEnd U.S.
Sector ETF ............. 33,629 — (3,150) 506 — 4,177 35,162 296
$ 1,172,036 $ 52,505 $ (93,946) $ 4,486 $ 3,006 $ 59,300
$ 1,194,381
$ 28,175
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (27.5%)
VictoryShares Corporate Bond ETF .......................................... 1,469,335 $ 31,173
VictoryShares Emerging Markets Value Momentum ETF .......................... 1,056,858 46,341
VictoryShares Free Cash Flow ETF .......................................... 729,836 20,641
VictoryShares International Value Momentum ETF ............................... 1,427,525 65,509
VictoryShares International Volatility Wtd ETF(a) ............................... 654,183 26,946
VictoryShares Nasdaq Next 50 ETF .......................................... 970,735 25,851
VictoryShares Short-Term Bond ETF ......................................... 584,514 29,155
VictoryShares Small Cap Free Cash Flow ETF .................................. 442,000 11,037
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 428,496 18,348
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 420,524 30,341
VictoryShares US Value Momentum ETF ...................................... 644,960 44,381
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 1,828,537 60,817
Total Affiliated Exchange-Traded Funds (Cost $365,503)
a
a
a
410,540
Affiliated Mutual Funds (72.2%)
Victory 500 Index Fund, Reward Shares ....................................... 1,576,053 97,290
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 4,516,232 41,640
Victory Global Managed Volatility Fund, Institutional Shares ........................ 18,928,183 191,553
Victory Government Securities Fund, Institutional Shares .......................... 11,283,267 99,970
Victory Growth Fund, Institutional Shares ..................................... 1,043,401 34,171
Victory High Income Fund, Institutional Shares ................................. 8,400,540 57,964
Victory Income Stock Fund, Institutional Shares ................................. 1,452,245 26,779
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,647,193 38,347
Victory Market Neutral Income Fund, Institutional Shares .......................... 2,530,270 21,988
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 941,523 40,373
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 291,216 4,601
Victory RS International Fund, Class R6 ...................................... 8,299,496 96,440
Victory Short-Term Bond Fund, Institutional Shares .............................. 2,924,508 26,145
Victory Small Cap Stock Fund, Institutional Shares ............................... 2,730,254 35,739
Victory Sophus Emerging Markets Fund, Class R6 ............................... 805,788 14,802
Victory Target Managed Allocation Fund ...................................... 18,582,381 178,577
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 9,088,045 68,978
Total Affiliated Mutual Funds (Cost $998,114)
a
a
a
1,075,357
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(b) ........ 206,681 206
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(b) ............ 206,681 207
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(b) ............... 206,681 207
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(b) . 206,681 207
Total Collateral for Securities Loaned (Cost $827)
a
a
a
827
Total Investments (Cost $1,364,444) — 99.8% 1,486,724
Other assets in excess of liabilities — 0.2% 3,045
NET ASSETS - 100.00% $ 1,489,769
At January 31, 2024, the foreign securities held by the underlying Funds were 34.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 105,996 $ 1,986 $ (26,007) $ (1,495) $ 866 $ 16,810 $ 97,290 $ 1,120
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 37,574 4,099 (1) —* — (32) 41,640 1,249
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 187,333 3,311 (15,480) (2,366) — 18,755 191,553 3,311
Victory Government Securities
Fund, Institutional Shares .. 98,687 2,231 — —* — (948) 99,970 2,523
Victory Growth Fund,
Institutional Shares ....... 39,812 2,354 (14,878) 8,217 2,354 (1,334) 34,171 —
Victory High Income Fund,
Institutional Shares ....... 48,425 7,923 — — — 1,616 57,964 2,923
Victory Income Stock Fund,
Institutional Shares ....... 23,964 1,364 — — 784 1,451 26,779 580
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 42,781 1,263 (8,062) 1,108 980 1,257 38,347 283
Victory Market Neutral Income
Fund, Institutional Shares .. 16,062 5,605 — — — 321 21,988 605
Victory Nasdaq-100 Index Fund,
Class R6 .............. 30,167 2,055 — — 300 8,151 40,373 755
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 5,489 127 — — — (1,015) 4,601 127
Victory RS International Fund,
Class R6 .............. 89,536 3,475 (2,002) 77 — 5,354 96,440 2,475
Victory Short-Term Bond Fund,
Institutional Shares ....... 24,945 712 (9) (1) — 498 26,145 799
Victory Small Cap Stock Fund,
Institutional Shares ....... 32,643 1,103 (1,524) (762) — 4,279 35,739 103
Victory Sophus Emerging
Markets Fund, Class R6 .... 13,290 1,394 — — — 118 14,802 394
Victory Target Managed
Allocation Fund ......... 162,155 2,460 — — — 13,962 178,577 2,460
Victory Trivalent International
Fund-Core Equity, Class R6 . 65,532 2,562 (2,005) (154) — 3,043 68,978 2,562
VictoryShares Corporate Bond
ETF .................. 18,296 12,423 — — — 454 31,173 599
VictoryShares Emerging Markets
Value Momentum ETF .... 42,819 2,005 — — — 1,517 46,341 2,000
VictoryShares Free Cash Flow
ETF .................. — 18,402 — — — 2,239 20,641 155
VictoryShares International
Value Momentum ETF .... 69,736 — (6,978) (1,126) — 3,877 65,509 2,310
VictoryShares International
Volatility Wtd ETF ....... 26,678 — — — — 268 26,946 591
VictoryShares Nasdaq Next 50
ETF .................. 28,996 — (4,997) (936) — 2,788 25,851 153
VictoryShares Short-Term Bond
ETF .................. 24,289 4,459 — — — 407 29,155 970
VictoryShares Small Cap Free
Cash Flow ETF .......... — 11,009 — — — 28 11,037 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 16,948 — — — — 1,400 18,348 238
VictoryShares US Small Mid
Cap Value Momentum ETF . 28,711 3,500 (6,040) 589 — 3,581 30,341 427

Victory Portfolios III
Victory Target Retirement 2040 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
VictoryShares US Value
Momentum ETF ......... $ 62,734 $ — $ (21,965) $ 4,104 $ — $ (492) $ 44,381 $ 759
VictoryShares WestEnd U.S.
Sector ETF ............. 56,197 — (3,127) 391 — 7,356 60,817 491
$ 1,399,795 $ 95,822 $ (113,075) $ 7,646 $ 5,284 $ 95,709
$ 1,485,897
$ 30,962
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (28.4%)
VictoryShares Corporate Bond ETF .......................................... 513,750 $ 10,899
VictoryShares Emerging Markets Value Momentum ETF .......................... 746,226 32,721
VictoryShares Free Cash Flow ETF .......................................... 528,080 14,935
VictoryShares International Value Momentum ETF ............................... 1,035,667 47,526
VictoryShares International Volatility Wtd ETF(a) ............................... 442,741 18,237
VictoryShares Nasdaq Next 50 ETF .......................................... 672,474 17,908
VictoryShares Small Cap Free Cash Flow ETF .................................. 352,000 8,789
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 310,087 13,278
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 281,624 20,319
VictoryShares US Value Momentum ETF ...................................... 461,874 31,783
VictoryShares WestEnd U.S. Sector ETF(a) .................................... 1,380,725 45,923
Total Affiliated Exchange-Traded Funds (Cost $229,975)
a
a
a
262,318
Affiliated Mutual Funds (71.3%)
Victory 500 Index Fund, Reward Shares ....................................... 1,210,193 74,705
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 2,572,403 23,718
Victory Global Managed Volatility Fund, Institutional Shares ........................ 13,358,220 135,185
Victory Government Securities Fund, Institutional Shares .......................... 3,462,503 30,678
Victory Growth Fund, Institutional Shares ..................................... 886,594 29,036
Victory High Income Fund, Institutional Shares ................................. 1,560,563 10,768
Victory Income Stock Fund, Institutional Shares ................................. 1,012,094 18,663
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 1,135,743 26,440
Victory Market Neutral Income Fund, Institutional Shares .......................... 803,282 6,981
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 671,385 28,789
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 163,609 2,585
Victory RS International Fund, Class R6 ...................................... 5,623,113 65,341
Victory Short-Term Bond Fund, Institutional Shares .............................. 97,449 871
Victory Small Cap Stock Fund, Institutional Shares ............................... 1,925,833 25,209
Victory Sophus Emerging Markets Fund, Class R6 ............................... 627,825 11,533
Victory Target Managed Allocation Fund ...................................... 12,639,635 121,467
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 6,223,906 47,239
Total Affiliated Mutual Funds (Cost $600,848)
a
a
a
659,208
Collateral for Securities Loaned (0.0%)^(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(c) ........ 102,269 103
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(c) ............ 102,269 102
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 102,269 102
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 102,269 102
Total Collateral for Securities Loaned (Cost $409)
a
a
a
409
Total Investments (Cost $831,232) — 99.7% 921,935
Other assets in excess of liabilities — 0.3% 3,061
NET ASSETS - 100.00% $ 924,996
At January 31, 2024, the foreign securities held by the underlying Funds were 38.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Amount represents less than 0.05% of net assets.
(c) Rate disclosed is the daily yield on January 31, 2024.
ETF
—
Exchange-Traded Fund

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 74,128 $ 1,468 $ (12,025) $ (877) $ 659 $ 12,011 $ 74,705 $ 809
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 21,176 2,615 (1) —* — (72) 23,718 700
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 127,767 2,337 (6,394) (965) — 12,440 135,185 2,337
Victory Government Securities
Fund, Institutional Shares .. 24,664 6,114 — —* — (100) 30,678 703
Victory Growth Fund,
Institutional Shares ....... 25,858 1,849 (3,728) 1,295 1,849 3,762 29,036 —
Victory High Income Fund,
Institutional Shares ....... 9,872 583 — — — 313 10,768 583
Victory Income Stock Fund,
Institutional Shares ....... 16,701 951 — — 547 1,011 18,663 405
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... 29,000 874 (5,061) 612 679 1,015 26,440 195
Victory Market Neutral Income
Fund, Institutional Shares .. 6,607 238 — — — 136 6,981 238
Victory Nasdaq-100 Index Fund,
Class R6 .............. 22,163 752 — — 214 5,874 28,789 538
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 3,084 71 — — — (570) 2,585 71
Victory RS International Fund,
Class R6 .............. 60,031 1,677 — — — 3,633 65,341 1,677
Victory Short-Term Bond Fund,
Institutional Shares ....... 831 24 — —* — 16 871 27
Victory Small Cap Stock Fund,
Institutional Shares ....... 23,611 2,078 (2,933) (1,146) — 3,599 25,209 78
Victory Sophus Emerging
Markets Fund, Class R6 .... 11,089 307 — — — 137 11,533 307
Victory Target Managed
Allocation Fund ......... 110,297 1,673 — — — 9,497 121,467 1,673
Victory Trivalent International
Fund-Core Equity, Class R6 . 43,553 1,755 — — — 1,931 47,239 1,755
VictoryShares Corporate Bond
ETF .................. 10,766 — — — — 133 10,899 312
VictoryShares Emerging Markets
Value Momentum ETF .... 31,632 — — — — 1,089 32,721 1,441
VictoryShares Free Cash Flow
ETF .................. — 13,328 — — — 1,607 14,935 112
VictoryShares International
Value Momentum ETF .... 47,544 — (1,998) (350) — 2,330 47,526 1,600
VictoryShares International
Volatility Wtd ETF ....... 18,055 — — — — 182 18,237 400
VictoryShares Nasdaq Next 50
ETF .................. 19,762 — (3,000) (869) — 2,015 17,908 108
VictoryShares Small Cap Free
Cash Flow ETF .......... — 8,749 — — — 40 8,789 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 12,265 — — — — 1,013 13,278 173
VictoryShares US Small Mid
Cap Value Momentum ETF . 19,671 1,502 (3,681) 327 — 2,500 20,319 284
VictoryShares US Value
Momentum ETF ......... 42,510 — (13,343) 2,525 — 91 31,783 535

Victory Portfolios III
Victory Target Retirement 2050 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
VictoryShares WestEnd U.S.
Sector ETF ............. $ 40,234 $ — $ — $ — $ — $ 5,689 $ 45,923 $ 357
$ 852,871 $ 48,945 $ (52,164) $ 552 $ 3,948 $ 71,322
$ 921,526
$ 17,418
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (28.8%)
VictoryShares Corporate Bond ETF .......................................... 67,206 $ 1,426
VictoryShares Emerging Markets Value Momentum ETF .......................... 108,347 4,751
VictoryShares Free Cash Flow ETF .......................................... 79,736 2,255
VictoryShares International Value Momentum ETF ............................... 148,180 6,800
VictoryShares International Volatility Wtd ETF ................................. 75,768 3,121
VictoryShares Nasdaq Next 50 ETF .......................................... 101,854 2,712
VictoryShares Small Cap Free Cash Flow ETF .................................. 51,000 1,273
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 43,625 1,868
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 40,988 2,957
VictoryShares US Value Momentum ETF ...................................... 70,597 4,858
VictoryShares WestEnd U.S. Sector ETF ...................................... 207,979 6,917
Total Affiliated Exchange-Traded Funds (Cost $33,885)
a
a
a
38,938
Affiliated Mutual Funds (70.8%)
Victory 500 Index Fund, Reward Shares ....................................... 179,444 11,077
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 356,456 3,287
Victory Global Managed Volatility Fund, Institutional Shares ........................ 2,019,043 20,433
Victory Government Securities Fund, Institutional Shares .......................... 521,666 4,622
Victory Growth Fund, Institutional Shares ..................................... 125,152 4,099
Victory Income Stock Fund, Institutional Shares ................................. 170,204 3,139
Victory Integrity Mid-Cap Value Fund, Class R6 ................................. 172,093 4,006
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 106,796 4,579
Victory Precious Metals and Minerals Fund, Institutional Shares ..................... 20,334 321
Victory RS International Fund, Class R6 ...................................... 822,149 9,553
Victory Short-Term Bond Fund, Institutional Shares .............................. 123 1
Victory Small Cap Stock Fund, Institutional Shares ............................... 292,873 3,834
Victory Sophus Emerging Markets Fund, Class R6 ............................... 91,337 1,678
Victory Target Managed Allocation Fund ...................................... 1,876,152 18,030
Victory Trivalent International Fund-Core Equity, Class R6 ......................... 907,214 6,886
Total Affiliated Mutual Funds (Cost $89,578)
a
a
a
95,545
Total Investments (Cost $123,463) — 99.6% 134,483
Other assets in excess of liabilities — 0.4% 552
NET ASSETS - 100.00% $ 135,035
At January 31, 2024, the foreign securities held by the underlying Funds were 39.4% of net assets.
ETF
—
Exchange-Traded Fund
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory 500 Index Fund, Reward
Shares ................ $ 10,845 $ 207 $ (1,553) $ (192) $ 91 $ 1,770 $ 11,077 $ 116
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ................ 3,204 93 — —* — (10) 3,287 104
Victory Global Managed
Volatility Fund, Institutional
Shares ................ 19,090 353 (753) (125) — 1,868 20,433 353
Victory Government Securities
Fund, Institutional Shares .. 4,563 103 — — — (44) 4,622 117
Victory Growth Fund,
Institutional Shares ....... 4,011 270 (936) 139 271 615 4,099 —
Victory Income Stock Fund,
Institutional Shares ....... 2,809 160 — — 92 170 3,139 68

Victory Portfolios III
Victory Target Retirement 2060 Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory Integrity Mid-Cap Value
Fund, Class R6 .......... $ 4,224 $ 127 $ (583) $ 35 $ 97 $ 203 $ 4,006 $ 29
Victory Nasdaq-100 Index Fund,
Class R6 .............. 3,525 120 — — 34 934 4,579 86
Victory Precious Metals and
Minerals Fund, Institutional
Shares ................ 383 9 — — — (71) 321 9
Victory RS International Fund,
Class R6 .............. 9,030 745 (749) (8) — 535 9,553 245
Victory Short-Term Bond Fund,
Institutional Shares ....... 1 — — —* — —* 1 –*
Victory Small Cap Stock Fund,
Institutional Shares ....... 3,902 263 (785) (363) — 817 3,834 13
Victory Sophus Emerging
Markets Fund, Class R6 .... 1,613 45 — — — 20 1,678 45
Victory Target Managed
Allocation Fund ......... 16,372 248 — — — 1,410 18,030 248
Victory Trivalent International
Fund-Core Equity, Class R6 . 6,349 256 — — — 281 6,886 256
VictoryShares Corporate Bond
ETF .................. 1,408 — — — — 18 1,426 41
VictoryShares Emerging Markets
Value Momentum ETF .... 4,593 — — — — 158 4,751 209
VictoryShares Free Cash Flow
ETF .................. — 2,001 — — — 254 2,255 17
VictoryShares International
Value Momentum ETF .... 7,043 — (503) (134) — 394 6,800 237
VictoryShares International
Volatility Wtd ETF ....... 3,090 — — — — 31 3,121 68
VictoryShares Nasdaq Next 50
ETF .................. 2,790 — (250) (76) — 248 2,712 16
VictoryShares Small Cap Free
Cash Flow ETF .......... — 1,255 — — — 18 1,273 —
VictoryShares US Multi-Factor
Minimum Volatility ETF ... 1,726 — — — — 142 1,868 24
VictoryShares US Small Mid
Cap Value Momentum ETF . 2,684 383 (500) 17 — 373 2,957 41
VictoryShares US Value
Momentum ETF ......... 6,111 — (1,616) 283 — 80 4,858 76
VictoryShares WestEnd U.S.
Sector ETF ............. 6,060 — — — — 857 6,917 54
$ 125,426 $ 6,638 $ (8,228) $ (424) $ 585 $ 11,071
$ 134,483
$ 2,472
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Communication Services (8.9%):
Alphabet, Inc. , Class A (a) ................................................. 1,550,446 $ 217,217
Alphabet, Inc. , Class C (a) ................................................. 1,401,141 198,682
AT&T, Inc. ........................................................... 1,879,117 33,242
Charter Communications, Inc. , Class A (a) ..................................... 26,550 9,842
Comcast Corp. , Class A .................................................. 1,047,957 48,772
Electronic Arts, Inc. ..................................................... 64,001 8,805
Fox Corp. , Class A ...................................................... 65,275 2,108
Fox Corp. , Class B ...................................................... 34,705 1,041
Liberty Broadband Corp. , Class A (a) ......................................... 4,358 339
Liberty Broadband Corp. , Class C (a) ......................................... 30,540 2,396
Liberty Media Corp.-Liberty Formula One , Class A (a) ............................ 5,863 358
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 53,147 3,574
Live Nation Entertainment, Inc. (a) ........................................... 37,735 3,353
Meta Platforms, Inc. , Class A (a) ............................................ 582,011 227,066
Netflix, Inc. (a) ......................................................... 113,505 64,029
Omnicom Group, Inc. .................................................... 51,500 4,655
Pinterest, Inc. , Class A (a) ................................................. 151,685 5,684
ROBLOX Corp. , Class A (a) ............................................... 122,882 4,769
Snap, Inc. , Class A (a) .................................................... 271,281 4,311
Take-Two Interactive Software, Inc. (a) ........................................ 41,057 6,772
The Interpublic Group of Cos., Inc. .......................................... 100,369 3,311
The Trade Desk, Inc. , Class A (a) ............................................ 116,150 7,948
The Walt Disney Co. .................................................... 481,175 46,217
T-Mobile US, Inc. ...................................................... 119,492 19,266
Verizon Communications, Inc. .............................................. 1,105,440 46,815
Warner Bros Discovery, Inc. (a) ............................................. 581,563 5,827
976,399
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 66,622 17,234
Cisco Systems, Inc. ..................................................... 1,066,353 53,509
Motorola Solutions, Inc. .................................................. 43,477 13,891
84,634
Consumer Discretionary (9.9%):
Airbnb, Inc. , Class A (a) .................................................. 108,495 15,639
Amazon.com, Inc. (a) .................................................... 2,384,158 370,021
Aptiv PLC (a) .......................................................... 74,025 6,020
AutoZone, Inc. (a) ....................................................... 4,622 12,767
Best Buy Co., Inc. ...................................................... 50,402 3,654
Booking Holdings, Inc. (a) ................................................. 9,099 31,915
Carnival Corp. (a) ....................................................... 258,706 4,289
Chipotle Mexican Grill, Inc. (a) ............................................. 7,171 17,273
D.R. Horton, Inc. ....................................................... 76,293 10,903
Darden Restaurants, Inc. .................................................. 31,520 5,125
Deckers Outdoor Corp. (a) ................................................. 6,685 5,039
Domino's Pizza, Inc. ..................................................... 9,117 3,886
DoorDash, Inc. , Class A (a) ................................................ 71,008 7,399
DraftKings, Inc. (a) ...................................................... 117,183 4,576
eBay, Inc. ............................................................ 136,111 5,590
Expedia Group, Inc. (a) ................................................... 34,843 5,168
Ford Motor Co. ........................................................ 1,032,451 12,100
Garmin Ltd. ........................................................... 40,327 4,819
General Motors Co. ..................................................... 359,416 13,945
Genuine Parts Co. ...................................................... 36,743 5,153
Hilton Worldwide Holdings, Inc. ............................................ 69,733 13,316
Las Vegas Sands Corp. ................................................... 95,389 4,666
Lennar Corp. , Class A .................................................... 64,318 9,638
Lennar Corp. , Class B ................................................... 2,779 386
LKQ Corp. ........................................................... 69,871 3,261
Lowe's Cos., Inc. ....................................................... 151,128 32,166

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Lululemon Athletica, Inc. (a) ............................................... 29,041 $ 13,179
Marriott International, Inc. , Class A .......................................... 65,146 15,617
McDonald's Corp. ...................................................... 190,457 55,751
MGM Resorts International ................................................ 72,142 3,129
NIKE, Inc. , Class B ..................................................... 311,137 31,590
NVR, Inc. (a) .......................................................... 800 5,660
O'Reilly Automotive, Inc. (a) ............................................... 15,409 15,764
Pool Corp. ............................................................ 9,877 3,667
PulteGroup, Inc. ........................................................ 56,314 5,888
Rivian Automotive, Inc. , Class A (a) .......................................... 176,254 2,698
Ross Stores, Inc. ....................................................... 86,817 12,179
Royal Caribbean Cruises Ltd. (a) ............................................ 61,678 7,864
Starbucks Corp. ........................................................ 291,082 27,079
Tesla, Inc. (a) .......................................................... 727,143 136,187
The Home Depot, Inc. ................................................... 261,124 92,166
The TJX Cos., Inc. ...................................................... 299,305 28,407
Tractor Supply Co. ...................................................... 28,343 6,366
Ulta Beauty, Inc. (a) ..................................................... 12,748 6,400
Yum! Brands, Inc. ...................................................... 73,660 9,538
1,087,843
Consumer Staples (6.0%):
Albertsons Cos., Inc. , Class A .............................................. 87,036 1,847
Altria Group, Inc. ....................................................... 464,639 18,641
Archer-Daniels-Midland Co. ............................................... 139,226 7,738
Brown-Forman Corp. , Class A .............................................. 12,727 717
Brown-Forman Corp. , Class B ............................................. 78,593 4,315
Campbell Soup Co. ..................................................... 51,718 2,308
Church & Dwight Co., Inc. ................................................ 64,676 6,458
Colgate-Palmolive Co. ................................................... 216,260 18,209
Conagra Brands, Inc. .................................................... 125,107 3,647
Constellation Brands, Inc. , Class A .......................................... 44,499 10,906
Costco Wholesale Corp. .................................................. 115,894 80,532
Dollar General Corp. .................................................... 57,545 7,600
Dollar Tree, Inc. (a) ...................................................... 57,151 7,465
General Mills, Inc. ...................................................... 152,473 9,897
Hormel Foods Corp. ..................................................... 75,835 2,303
Kellanova ............................................................ 75,333 4,125
Kenvue, Inc. .......................................................... 455,117 9,448
Keurig Dr. Pepper, Inc. ................................................... 260,869 8,202
Kimberly-Clark Corp. .................................................... 88,658 10,725
Lamb Weston Holdings, Inc. ............................................... 37,488 3,840
McCormick & Co., Inc. .................................................. 69,588 4,743
Mondelez International, Inc. , Class A ......................................... 357,392 26,901
Monster Beverage Corp. (a) ................................................ 196,166 10,793
PepsiCo, Inc. .......................................................... 360,421 60,742
Philip Morris International, Inc. ............................................. 407,633 37,034
Sysco Corp. ........................................................... 132,419 10,717
Target Corp. .......................................................... 121,123 16,846
The Clorox Co. ........................................................ 32,553 4,728
The Coca-Cola Co. ...................................................... 1,129,964 67,222
The Estee Lauder Cos., Inc. ............................................... 60,836 8,030
The Hershey Co. ....................................................... 39,314 7,609
The J.M. Smucker Co. ................................................... 27,222 3,581
The Kraft Heinz Co. ..................................................... 295,635 10,977
The Kroger Co. ........................................................ 187,759 8,663
The Procter & Gamble Co. ................................................ 619,538 97,354
Tyson Foods, Inc. , Class A ................................................ 73,054 4,001
Walgreens Boots Alliance, Inc. ............................................. 187,520 4,232
Walmart, Inc. .......................................................... 376,120 62,154
665,250

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 156,440 $ 15,816
CDW Corp. ........................................................... 35,143 7,968
Corning, Inc. .......................................................... 202,644 6,584
Jabil, Inc. ............................................................ 32,260 4,042
Keysight Technologies, Inc. (a) ............................................. 46,303 7,096
TE Connectivity Ltd. .................................................... 81,597 11,602
Teledyne Technologies, Inc. (a) ............................................. 12,264 5,132
Trimble, Inc. (a) ........................................................ 65,111 3,312
Zebra Technologies Corp. (a) ............................................... 13,406 3,211
64,763
Energy (3.8%):
Baker Hughes Co. ...................................................... 264,305 7,533
Cheniere Energy, Inc. .................................................... 61,729 10,123
Chevron Corp. ......................................................... 494,887 72,961
ConocoPhillips ........................................................ 312,044 34,908
Coterra Energy, Inc. ..................................................... 194,103 4,829
Devon Energy Corp. ..................................................... 167,415 7,035
Diamondback Energy, Inc. ................................................ 45,306 6,965
EOG Resources, Inc. .................................................... 152,794 17,387
EQT Corp. ............................................................ 101,040 3,577
Exxon Mobil Corp. ..................................................... 1,051,994 108,156
Halliburton Co. ........................................................ 234,541 8,361
Hess Corp. ............................................................ 72,992 10,258
Kinder Morgan, Inc. ..................................................... 509,707 8,624
Marathon Oil Corp. ..................................................... 153,300 3,503
Marathon Petroleum Corp. ................................................ 99,648 16,502
Occidental Petroleum Corp. ............................................... 230,970 13,297
ONEOK, Inc. .......................................................... 152,592 10,414
Phillips 66 Co. ......................................................... 115,388 16,652
Pioneer Natural Resources Co. ............................................. 60,984 14,016
Schlumberger NV ...................................................... 375,018 18,263
Targa Resources Corp. ................................................... 57,571 4,891
Texas Pacific Land Corp. ................................................. 2,016 2,946
The Williams Cos., Inc. .................................................. 318,705 11,046
Valero Energy Corp. ..................................................... 89,105 12,377
424,624
Financials (13.1%):
Aflac, Inc. ............................................................ 138,203 11,656
American Express Co. ................................................... 191,449 38,431
American International Group, Inc. .......................................... 184,362 12,815
Ameriprise Financial, Inc. ................................................. 26,563 10,275
Aon PLC , Class A ...................................................... 52,036 15,529
Apollo Global Management, Inc. ............................................ 104,123 10,454
Arch Capital Group Ltd. (a) ................................................ 95,209 7,848
Ares Management Corp. , Class A ........................................... 40,651 4,938
Arthur J. Gallagher & Co. ................................................. 56,123 13,029
Bank of America Corp. ................................................... 2,078,260 70,682
Berkshire Hathaway, Inc. , Class A (a) ......................................... 60 34,681
Berkshire Hathaway, Inc. , Class B (a) ......................................... 342,829 131,557
BlackRock, Inc. ........................................................ 38,521 29,827
Blackstone, Inc. ........................................................ 185,223 23,051
Block, Inc. (a) .......................................................... 141,573 9,204
Brown & Brown, Inc. .................................................... 62,447 4,843
Capital One Financial Corp. ............................................... 98,829 13,374
Cboe Global Markets, Inc. ................................................ 27,641 5,082
Chubb Ltd. ........................................................... 106,660 26,132
Cincinnati Financial Corp. ................................................ 40,420 4,479
Citigroup, Inc. ......................................................... 502,097 28,203
Citizens Financial Group, Inc. .............................................. 121,804 3,983
CME Group, Inc. ....................................................... 94,358 19,423

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Coinbase Global, Inc. , Class A (a) ........................................... 44,145 $ 5,659
Discover Financial Services ............................................... 65,350 6,896
Everest Group Ltd. ...................................................... 8,699 3,349
FactSet Research Systems, Inc. ............................................. 9,970 4,745
Fidelity National Information Services, Inc. .................................... 155,420 9,676
Fifth Third Bancorp ..................................................... 178,129 6,099
First Citizens Bancshares, Inc. , Class A ....................................... 2,656 4,011
Fiserv, Inc. (a) .......................................................... 156,694 22,230
FleetCor Technologies, Inc. (a) .............................................. 17,838 5,172
Franklin Resources, Inc. .................................................. 74,761 1,991
Global Payments, Inc. .................................................... 67,754 9,027
Huntington Bancshares, Inc. ............................................... 376,202 4,789
Intercontinental Exchange, Inc. ............................................. 149,057 18,979
Jack Henry & Associates, Inc. .............................................. 19,033 3,156
JPMorgan Chase & Co. .................................................. 753,026 131,298
KKR & Co., Inc. ....................................................... 175,645 15,207
Loews Corp. .......................................................... 48,062 3,502
LPL Financial Holdings, Inc. ............................................... 19,731 4,719
M&T Bank Corp. ....................................................... 43,419 5,996
Markel Group, Inc. (a) .................................................... 3,408 5,103
Marsh & McLennan Cos., Inc. ............................................. 129,534 25,109
Mastercard, Inc. , Class A ................................................. 218,745 98,267
MetLife, Inc. .......................................................... 163,128 11,308
Moody's Corp. ......................................................... 48,036 18,832
Morgan Stanley ........................................................ 331,299 28,903
MSCI, Inc. ........................................................... 20,149 12,062
Nasdaq, Inc. .......................................................... 111,980 6,469
Northern Trust Corp. .................................................... 53,325 4,247
PayPal Holdings, Inc. (a) .................................................. 281,143 17,248
Principal Financial Group, Inc. ............................................. 62,368 4,933
Prudential Financial, Inc. ................................................. 94,788 9,946
Raymond James Financial, Inc. ............................................. 49,482 5,452
Regions Financial Corp. .................................................. 243,978 4,555
S&P Global, Inc. ....................................................... 83,225 37,314
State Street Corp. ....................................................... 80,680 5,960
Synchrony Financial ..................................................... 108,056 4,200
T. Rowe Price Group, Inc. ................................................. 57,513 6,237
The Allstate Corp. ...................................................... 68,335 10,609
The Bank of New York Mellon Corp. ......................................... 201,788 11,191
The Charles Schwab Corp. ................................................ 436,629 27,473
The Goldman Sachs Group, Inc. ............................................ 85,309 32,759
The Hartford Financial Services Group, Inc. .................................... 78,775 6,850
The PNC Financial Services Group, Inc. ...................................... 104,369 15,782
The Progressive Corp. ................................................... 153,437 27,350
The Travelers Cos., Inc. .................................................. 59,851 12,650
Truist Financial Corp. .................................................... 349,693 12,960
U.S. Bancorp .......................................................... 408,634 16,975
Visa, Inc. , Class A ...................................................... 414,567 113,285
W.R. Berkley Corp. ..................................................... 53,022 4,341
Wells Fargo & Co. ...................................................... 953,954 47,869
Willis Towers Watson PLC ................................................ 27,047 6,662
1,448,898
Health Care (12.7%):
Abbott Laboratories ..................................................... 453,431 51,306
AbbVie, Inc. .......................................................... 463,730 76,237
Agilent Technologies, Inc. ................................................. 76,634 9,970
Align Technology, Inc. (a) ................................................. 18,838 5,036
Alnylam Pharmaceuticals, Inc. (a) ........................................... 32,870 5,684
Amgen, Inc. ........................................................... 140,454 44,139
Avantor, Inc. (a) ........................................................ 173,357 3,986
Baxter International, Inc. ................................................. 132,452 5,125
Becton Dickinson & Co. .................................................. 76,259 18,211

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Biogen, Inc. (a) ......................................................... 37,881 $ 9,344
BioMarin Pharmaceutical, Inc. (a) ........................................... 48,618 4,282
Boston Scientific Corp. (a) ................................................. 383,676 24,271
Bristol-Myers Squibb Co. ................................................. 534,810 26,136
Cardinal Health, Inc. .................................................... 64,422 7,034
Cencora, Inc. .......................................................... 44,578 10,372
Centene Corp. (a) ....................................................... 139,013 10,469
CVS Health Corp. ...................................................... 337,860 25,127
Danaher Corp. ......................................................... 177,239 42,521
Dexcom, Inc. (a) ........................................................ 100,177 12,157
Edwards Lifesciences Corp. (a) ............................................. 157,162 12,333
Elevance Health, Inc. .................................................... 61,547 30,370
Eli Lilly & Co. ......................................................... 223,019 143,983
Exact Sciences Corp. (a) .................................................. 47,122 3,082
GE HealthCare Technologies, Inc. ........................................... 103,224 7,573
Gilead Sciences, Inc. .................................................... 327,464 25,627
HCA Healthcare, Inc. .................................................... 51,230 15,620
Hologic, Inc. (a) ........................................................ 62,305 4,638
Humana, Inc. .......................................................... 32,231 12,185
IDEXX Laboratories, Inc. (a) ............................................... 21,618 11,135
Illumina, Inc. (a) ........................................................ 41,591 5,948
Incyte Corp. (a) ......................................................... 58,317 3,427
Insulet Corp. (a) ........................................................ 18,248 3,483
Intuitive Surgical, Inc. (a) ................................................. 91,974 34,786
IQVIA Holdings, Inc. (a) .................................................. 47,497 9,890
Johnson & Johnson ..................................................... 632,066 100,435
Laboratory Corp. of America Holdings ........................................ 22,264 4,949
McKesson Corp. ....................................................... 34,978 17,485
Medtronic PLC ........................................................ 349,463 30,592
Merck & Co., Inc. ...................................................... 665,577 80,388
Mettler-Toledo International, Inc. (a) ......................................... 5,615 6,722
Moderna, Inc. (a) ....................................................... 87,170 8,809
Molina Healthcare, Inc. (a) ................................................ 15,170 5,407
Pfizer, Inc. ............................................................ 2,324,183 62,939
Quest Diagnostics, Inc. ................................................... 29,322 3,766
Regeneron Pharmaceuticals, Inc. (a) .......................................... 27,425 25,856
ResMed, Inc. .......................................................... 38,374 7,299
Revvity, Inc. .......................................................... 32,334 3,466
Royalty Pharma PLC , Class A .............................................. 99,349 2,821
STERIS PLC .......................................................... 25,910 5,673
Stryker Corp. .......................................................... 93,434 31,345
The Cigna Group ....................................................... 75,522 22,728
The Cooper Cos., Inc. .................................................... 12,955 4,833
Thermo Fisher Scientific, Inc. .............................................. 101,455 54,682
UnitedHealth Group, Inc. ................................................. 242,492 124,093
Veeva Systems, Inc. , Class A (a) ............................................. 34,417 7,138
Vertex Pharmaceuticals, Inc. (a) ............................................. 67,585 29,290
Viatris, Inc. ........................................................... 312,752 3,681
Waters Corp. (a) ........................................................ 15,510 4,928
West Pharmaceutical Services, Inc. .......................................... 19,352 7,219
Zimmer Biomet Holdings, Inc. ............................................. 54,907 6,896
Zoetis, Inc. ........................................................... 120,669 22,663
1,401,590
Industrials (8.6%):
3M Co. .............................................................. 145,129 13,693
AMETEK, Inc. ........................................................ 60,439 9,794
Automatic Data Processing, Inc. ............................................ 107,624 26,452
Axon Enterprise, Inc. (a) .................................................. 18,433 4,591
Booz Allen Hamilton Holding Corp. ......................................... 33,696 4,743
Broadridge Financial Solutions, Inc. ......................................... 30,723 6,274
Builders FirstSource, Inc. (a) ............................................... 31,685 5,505
Carlisle Cos., Inc. ....................................................... 12,708 3,994

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Carrier Global Corp. ..................................................... 220,387 $ 12,057
Caterpillar, Inc. ........................................................ 133,699 40,151
Cintas Corp. .......................................................... 22,783 13,774
Copart, Inc. (a) ......................................................... 229,001 11,001
CSX Corp. ............................................................ 518,593 18,514
Cummins, Inc. ......................................................... 36,657 8,772
Deere & Co. .......................................................... 70,443 27,725
Delta Air Lines, Inc. ..................................................... 168,626 6,600
Dover Corp. ........................................................... 36,598 5,482
Eaton Corp. PLC ....................................................... 104,654 25,753
Emerson Electric Co. .................................................... 149,346 13,699
Equifax, Inc. .......................................................... 32,262 7,883
Expeditors International of Washington, Inc. .................................... 37,983 4,798
Fastenal Co. ........................................................... 149,985 10,233
FedEx Corp. .......................................................... 60,636 14,631
Fortive Corp. .......................................................... 92,138 7,203
General Dynamics Corp. .................................................. 71,349 18,907
General Electric Co. ..................................................... 285,196 37,766
Graco, Inc. ........................................................... 43,965 3,750
HEICO Corp. .......................................................... 11,083 1,990
HEICO Corp. , Class A ................................................... 19,890 2,814
Honeywell International, Inc. .............................................. 173,248 35,041
Howmet Aerospace, Inc. .................................................. 107,629 6,055
Hubbell, Inc. .......................................................... 14,056 4,717
IDEX Corp. ........................................................... 19,854 4,199
Illinois Tool Works, Inc. .................................................. 78,884 20,581
Ingersoll Rand, Inc. ..................................................... 106,272 8,487
J.B. Hunt Transport Services, Inc. ........................................... 21,457 4,312
Jacobs Solutions, Inc. .................................................... 32,800 4,420
Johnson Controls International PLC .......................................... 177,645 9,360
L3Harris Technologies, Inc. ............................................... 49,596 10,337
Leidos Holdings, Inc. .................................................... 35,763 3,951
Lennox International, Inc. ................................................. 8,389 3,592
Lockheed Martin Corp. ................................................... 65,215 28,004
Nordson Corp. ......................................................... 13,419 3,378
Norfolk Southern Corp. .................................................. 59,419 13,978
Northrop Grumman Corp. ................................................. 39,562 17,675
Old Dominion Freight Line, Inc. ............................................ 24,670 9,646
Otis Worldwide Corp. .................................................... 107,544 9,511
PACCAR, Inc. ......................................................... 135,128 13,565
Parker-Hannifin Corp. ................................................... 33,602 15,608
Paychex, Inc. .......................................................... 84,844 10,328
Paycom Software, Inc. ................................................... 13,486 2,566
Quanta Services, Inc. .................................................... 37,748 7,325
Republic Services, Inc. ................................................... 82,672 14,147
Rockwell Automation, Inc. ................................................ 30,108 7,626
Rollins, Inc. ........................................................... 73,107 3,166
RTX Corp. ............................................................ 377,898 34,434
Snap-on, Inc. .......................................................... 13,624 3,950
Southwest Airlines Co. ................................................... 156,133 4,667
SS&C Technologies Holdings, Inc. .......................................... 56,470 3,446
Stanley Black & Decker, Inc. .............................................. 39,547 3,690
Textron, Inc. .......................................................... 51,242 4,341
The Boeing Co. (a) ...................................................... 158,892 33,533
Trane Technologies PLC .................................................. 59,662 15,038
TransDigm Group, Inc. ................................................... 14,434 15,772
TransUnion ........................................................... 50,715 3,509
Uber Technologies, Inc. (a) ................................................ 520,826 33,994
Union Pacific Corp. ..................................................... 159,801 38,980
United Airlines Holdings, Inc. (a) ............................................ 85,876 3,553
United Parcel Service, Inc. , Class B .......................................... 190,179 26,986
United Rentals, Inc. ..................................................... 17,729 11,088
Veralto Corp. .......................................................... 60,864 4,668

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Verisk Analytics, Inc. .................................................... 37,859 $ 9,144
Vertiv Holdings Co. , Class A ............................................... 91,603 5,160
W.W. Grainger, Inc. ..................................................... 11,815 10,582
Waste Management, Inc. .................................................. 105,699 19,621
Watsco, Inc. (b) ......................................................... 8,829 3,452
Westinghouse Air Brake Technologies Corp. .................................... 46,652 6,138
Xylem, Inc. ........................................................... 63,197 7,106
942,976
IT Services (1.5%):
Accenture PLC , Class A .................................................. 164,637 59,908
Akamai Technologies, Inc. (a) .............................................. 38,943 4,799
Cloudflare, Inc. , Class A (a) ................................................ 76,927 6,081
Cognizant Technology Solutions Corp. , Class A ................................. 131,628 10,151
EPAM Systems, Inc. (a) ................................................... 14,802 4,117
Gartner, Inc. (a) ........................................................ 19,852 9,081
International Business Machines Corp. ........................................ 239,988 44,076
MongoDB, Inc. (a) ...................................................... 18,049 7,229
Okta, Inc. (a) .......................................................... 40,627 3,358
Snowflake, Inc. , Class A (a) ................................................ 79,198 15,494
VeriSign, Inc. (a) ........................................................ 26,607 5,292
169,586
Materials (2.2%):
Air Products and Chemicals, Inc. ............................................ 57,526 14,710
Albemarle Corp. ....................................................... 30,776 3,531
Amcor PLC ........................................................... 378,946 3,573
Avery Dennison Corp. ................................................... 20,849 4,158
Ball Corp. ............................................................ 82,409 4,570
Celanese Corp. ......................................................... 28,516 4,172
CF Industries Holdings, Inc. ............................................... 50,015 3,777
Corteva, Inc. .......................................................... 185,099 8,418
Dow, Inc. ............................................................ 184,051 9,865
DuPont de Nemours, Inc. ................................................. 112,703 6,965
Ecolab, Inc. ........................................................... 66,686 13,218
Freeport-McMoRan, Inc. ................................................. 371,063 14,727
International Flavors & Fragrances, Inc. ....................................... 60,421 4,875
International Paper Co. ................................................... 89,958 3,223
Linde PLC ............................................................ 125,347 50,744
LyondellBasell Industries NV , Class A ........................................ 67,890 6,390
Martin Marietta Materials, Inc. ............................................. 16,142 8,207
Newmont Corp. ........................................................ 302,760 10,448
Nucor Corp. ........................................................... 64,217 12,004
Packaging Corp. of America ............................................... 23,050 3,824
PPG Industries, Inc. ..................................................... 61,886 8,728
Reliance Steel & Aluminum Co. ............................................ 15,008 4,284
Steel Dynamics, Inc. ..................................................... 39,813 4,805
The Mosaic Co. ........................................................ 85,442 2,624
The Sherwin-Williams Co. ................................................ 61,954 18,858
Vulcan Materials Co. .................................................... 34,892 7,886
Westlake Corp. ........................................................ 8,630 1,194
239,778
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 45,215 5,467
American Tower Corp. ................................................... 121,824 23,835
AvalonBay Communities, Inc. .............................................. 37,230 6,665
CBRE Group, Inc. , Class A (a) .............................................. 79,481 6,860
CoStar Group, Inc. (a) .................................................... 106,221 8,867
Crown Castle, Inc. ...................................................... 113,583 12,295
Digital Realty Trust, Inc. .................................................. 79,505 11,167
Equinix, Inc. .......................................................... 24,612 20,422
Equity Residential ...................................................... 98,022 5,900
Essex Property Trust, Inc. ................................................. 16,762 3,910

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Extra Space Storage, Inc. ................................................. 54,980 $ 7,941
Gaming and Leisure Properties, Inc. ......................................... 67,187 3,067
Invitation Homes, Inc. ................................................... 160,372 5,281
Iron Mountain, Inc. ..................................................... 76,145 5,141
Mid-America Apartment Communities, Inc. .................................... 30,478 3,852
Prologis, Inc. .......................................................... 241,811 30,635
Public Storage ......................................................... 41,533 11,762
Realty Income Corp. .................................................... 190,213 10,346
SBA Communications Corp. ............................................... 28,062 6,282
Simon Property Group, Inc. ............................................... 85,054 11,789
Sun Communities, Inc. ................................................... 32,131 4,028
UDR, Inc. ............................................................ 86,048 3,100
Ventas, Inc. ........................................................... 105,369 4,888
VICI Properties, Inc. .................................................... 271,178 8,168
Welltower, Inc. ......................................................... 140,909 12,190
Weyerhaeuser Co. ...................................................... 191,346 6,270
WP Carey, Inc. ......................................................... 56,857 3,523
243,651
Semiconductors & Semiconductor Equipment (8.4%):
Advanced Micro Devices, Inc. (a) ............................................ 420,510 70,515
Analog Devices, Inc. .................................................... 130,030 25,012
Applied Materials, Inc. ................................................... 219,196 36,014
Broadcom, Inc. ........................................................ 120,416 142,091
Enphase Energy, Inc. (a) .................................................. 34,579 3,601
Entegris, Inc. .......................................................... 39,251 4,620
First Solar, Inc. (a) ...................................................... 26,329 3,852
Intel Corp. ............................................................ 1,108,321 47,746
KLA Corp. ........................................................... 35,708 21,212
Lam Research Corp. ..................................................... 34,487 28,458
Marvell Technology, Inc. ................................................. 225,249 15,249
Microchip Technology, Inc. ................................................ 139,295 11,865
Micron Technology, Inc. .................................................. 288,392 24,730
Monolithic Power Systems, Inc. ............................................ 11,952 7,204
NVIDIA Corp. ......................................................... 623,230 383,455
ON Semiconductor Corp. (a) ............................................... 112,802 8,024
QUALCOMM, Inc. ..................................................... 292,452 43,432
Skyworks Solutions, Inc. ................................................. 41,922 4,379
Teradyne, Inc. ......................................................... 40,061 3,869
Texas Instruments, Inc. ................................................... 238,545 38,196
923,524
Software (11.5%):
Adobe, Inc. (a) ......................................................... 118,931 73,473
ANSYS, Inc. (a) ........................................................ 22,786 7,470
Atlassian Corp. , Class A (a) ................................................ 38,615 9,645
Autodesk, Inc. (a) ....................................................... 56,076 14,233
Bentley Systems, Inc. , Class B ............................................. 54,631 2,753
Cadence Design Systems, Inc. (a) ............................................ 70,865 20,442
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 58,360 17,070
Datadog, Inc. , Class A (a) ................................................. 70,891 8,822
Dynatrace, Inc. (a) ...................................................... 70,745 4,033
Fair Isaac Corp. (a) ...................................................... 6,334 7,593
Fortinet, Inc. (a) ........................................................ 166,805 10,757
Gen Digital, Inc. ....................................................... 153,197 3,597
HubSpot, Inc. (a) ....................................................... 12,663 7,737
Intuit, Inc. ............................................................ 71,517 45,151
Microsoft Corp. ........................................................ 1,925,519 765,548
Oracle Corp. .......................................................... 417,420 46,626
Palantir Technologies, Inc. , Class A (a) ........................................ 480,240 7,727
Palo Alto Networks, Inc. (a) ................................................ 81,720 27,663
PTC, Inc. (a) ........................................................... 30,965 5,594
Roper Technologies, Inc. .................................................. 27,976 15,023

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Salesforce, Inc. (a) ...................................................... 246,296 $ 69,231
ServiceNow, Inc. (a) ..................................................... 53,634 41,052
Splunk, Inc. (a) ......................................................... 40,648 6,234
Synopsys, Inc. (a) ....................................................... 39,759 21,206
Tyler Technologies, Inc. (a) ................................................ 10,993 4,647
Unity Software, Inc. (a) ................................................... 60,196 1,950
Workday, Inc. , Class A (a) ................................................. 54,159 15,764
Zoom Video Communications, Inc. , Class A (a) .................................. 60,392 3,902
Zscaler, Inc. (a) ......................................................... 23,177 5,462
1,270,405
Technology Hardware, Storage & Peripherals (7.2%):
Apple, Inc. ........................................................... 4,087,143 753,669
Dell Technologies, Inc. , Class C ............................................ 62,786 5,204
Hewlett Packard Enterprise Co. ............................................. 336,303 5,142
HP, Inc. .............................................................. 259,404 7,448
NetApp, Inc. .......................................................... 54,012 4,710
Seagate Technology Holdings PLC .......................................... 54,707 4,687
Super Micro Computer, Inc. (a) ............................................. 12,715 6,734
Western Digital Corp. (a) .................................................. 84,828 4,856
792,450
Utilities (2.1%):
Alliant Energy Corp. .................................................... 67,001 3,260
Ameren Corp. ......................................................... 68,849 4,790
American Electric Power Co., Inc. ........................................... 138,225 10,801
American Water Works Co., Inc. ............................................ 51,102 6,338
Atmos Energy Corp. ..................................................... 38,932 4,436
CenterPoint Energy, Inc. .................................................. 165,569 4,626
CMS Energy Corp. ...................................................... 76,359 4,365
Consolidated Edison, Inc. ................................................. 90,655 8,241
Constellation Energy Corp. ................................................ 83,917 10,238
Dominion Energy, Inc. ................................................... 219,767 10,048
DTE Energy Co. ....................................................... 54,096 5,703
Duke Energy Corp. ...................................................... 202,465 19,402
Edison International ..................................................... 100,801 6,802
Entergy Corp. ......................................................... 55,361 5,523
Evergy, Inc. ........................................................... 59,559 3,024
Eversource Energy ...................................................... 91,507 4,961
Exelon Corp. .......................................................... 261,284 9,095
FirstEnergy Corp. ....................................................... 150,774 5,530
NextEra Energy, Inc. .................................................... 537,113 31,491
PG&E Corp. .......................................................... 528,193 8,911
PPL Corp. ............................................................ 193,387 5,067
Public Service Enterprise Group, Inc. ......................................... 130,903 7,591
Sempra .............................................................. 165,371 11,834
The AES Corp. ........................................................ 175,199 2,922
The Southern Co. ....................................................... 286,277 19,902
WEC Energy Group, Inc. ................................................. 82,844 6,690
Xcel Energy, Inc. ....................................................... 144,917 8,676
230,267
Total Common Stocks (Cost $3,221,505)
a
a
a
10,966,638
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 212,363 213
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (d) ............ 212,363 212
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 212,363 212

Victory Portfolios III
Victory 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (d) . 212,363 $ 212
Total Collateral for Securities Loaned (Cost $849)
a
a
a
849
Total Investments (Cost $3,222,354) — 99.5% 10,967,487
Other assets in excess of liabilities — 0.5% 50,072
NET ASSETS - 100.00% $ 11,017,559
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on January 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 191 3/15/24 $ 46,005,371 $ 46,513,275 $ 507,904
Total unrealized appreciation $ 507,904
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 507,904

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.5%)
Communication Services (13.5%):
Alphabet, Inc. , Class C (a) ................................................. 744,173 $ 105,524
Meta Platforms, Inc. , Class A (a) ............................................ 258,187 100,729
Netflix, Inc. (a) ......................................................... 52,890 29,836
The Trade Desk, Inc. , Class A (a) ............................................ 481,515 32,950
269,039
Communications Equipment (3.7%):
Arista Networks, Inc. (a) .................................................. 185,170 47,900
Motorola Solutions, Inc. .................................................. 81,089 25,908
73,808
Consumer Discretionary (13.4%):
Airbnb, Inc. , Class A (a) .................................................. 99,772 14,381
Amazon.com, Inc. (a) .................................................... 659,002 102,277
Chipotle Mexican Grill, Inc. (a) ............................................. 3,405 8,202
DraftKings, Inc. (a) ...................................................... 298,979 11,675
Lululemon Athletica, Inc. (a) ............................................... 80,691 36,619
On Holding AG , Class A (a) (b) ............................................. 773,493 20,544
O'Reilly Automotive, Inc. (a) ............................................... 30,902 31,615
Ross Stores, Inc. ....................................................... 85,266 11,961
Tesla, Inc. (a) .......................................................... 125,643 23,532
Yum! Brands, Inc. ...................................................... 42,831 5,546
266,352
Consumer Staples (1.8%):
Celsius Holdings, Inc. (a) .................................................. 259,082 12,928
Costco Wholesale Corp. .................................................. 18,294 12,712
PepsiCo, Inc. .......................................................... 58,330 9,831
35,471
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 39,464 6,067
Financials (7.9%):
Blackstone, Inc. ........................................................ 114,410 14,238
MSCI, Inc. ........................................................... 64,801 38,791
The Progressive Corp. ................................................... 78,073 13,917
Visa, Inc. , Class A ...................................................... 328,620 89,799
156,745
Health Care (11.0%):
Dexcom, Inc. (a) ........................................................ 345,531 41,930
Eli Lilly & Co. ......................................................... 49,796 32,149
Exact Sciences Corp. (a) .................................................. 162,822 10,648
Intuitive Surgical, Inc. (a) ................................................. 90,047 34,058
UnitedHealth Group, Inc. ................................................. 71,811 36,748
Veeva Systems, Inc. , Class A (a) ............................................. 113,678 23,578
Vertex Pharmaceuticals, Inc. (a) ............................................. 44,404 19,244
Zoetis, Inc. ........................................................... 115,984 21,783
220,138
Industrials (6.0%):
Builders FirstSource, Inc. (a) ............................................... 29,184 5,070
HEICO Corp. , Class A ................................................... 88,159 12,472
Lincoln Electric Holdings, Inc. ............................................. 38,986 8,664
Old Dominion Freight Line, Inc. ............................................ 24,800 9,697
Quanta Services, Inc. .................................................... 207,330 40,232
Uber Technologies, Inc. (a) ................................................ 563,864 36,803
Verisk Analytics, Inc. .................................................... 30,728 7,422
120,360

Victory Portfolios III
Victory Aggressive Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
IT Services (0.8%):
Snowflake, Inc. , Class A (a) ................................................ 84,023 $ 16,438
Real Estate (1.2%):
CoStar Group, Inc. (a) .................................................... 276,135 23,052
Semiconductors & Semiconductor Equipment (13.4%):
Applied Materials, Inc. ................................................... 39,068 6,419
Broadcom, Inc. ........................................................ 50,841 59,992
Lam Research Corp. ..................................................... 16,027 13,225
Marvell Technology, Inc. ................................................. 101,268 6,856
Monolithic Power Systems, Inc. ............................................ 21,573 13,002
NVIDIA Corp. ......................................................... 272,833 167,866
267,360
Software (20.5%):
Adobe, Inc. (a) ......................................................... 63,380 39,155
Cadence Design Systems, Inc. (a) ............................................ 154,721 44,631
Intuit, Inc. ............................................................ 29,253 18,468
Microsoft Corp. ........................................................ 396,891 157,796
Palo Alto Networks, Inc. (a) ................................................ 158,083 53,513
Salesforce, Inc. (a) ...................................................... 28,942 8,135
ServiceNow, Inc. (a) ..................................................... 75,165 57,531
Synopsys, Inc. (a) ....................................................... 30,683 16,365
Workday, Inc. , Class A (a) ................................................. 44,484 12,948
408,542
Technology Hardware, Storage & Peripherals (5.0%):
Apple, Inc. ........................................................... 539,813 99,541
Total Common Stocks (Cost $957,127)
a
a
a
1,962,913
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (c) ........ 427,988 428
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (c) ............ 427,988 428
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 427,988 428
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (c) . 427,988 428
Total Collateral for Securities Loaned (Cost $1,712)
a
a
a
1,712
Total Investments (Cost $958,839) — 98.6% 1,964,625
Other assets in excess of liabilities — 1.4% 28,338
NET ASSETS - 100.00% $ 1,992,963
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2024.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Australia (2.1%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 92,350 $ 2,662
Energy (0.1%):
Woodside Energy Group Ltd. .............................................. 23,956 501
Financials (0.4%):
Macquarie Group Ltd. ................................................... 16,128 1,990
National Australia Bank Ltd. ............................................... 60,677 1,279
QBE Insurance Group Ltd. ................................................ 47,136 485
3,754
Health Care (0.3%):
Cochlear Ltd. .......................................................... 2,948 585
CSL Ltd. ............................................................. 8,757 1,719
2,304
Industrials (0.1%):
Brambles Ltd. ......................................................... 51,126 487
Qantas Airways Ltd.(a) ................................................... 124,971 451
938
Materials (0.6%):
BHP Group Ltd. ........................................................ 116,038 3,549
Northern Star Resources Ltd. .............................................. 56,260 483
Rio Tinto Ltd. ......................................................... 10,036 863
4,895
Real Estate (0.3%):
Charter Hall Group ...................................................... 47,982 374
Goodman Group ....................................................... 32,484 539
Scentre Group ......................................................... 1,073,436 2,134
3,047
18,101
Austria (0.1%):
Industrials (0.1%):
ANDRITZ AG ......................................................... 11,087 683
Belgium (0.2%):
Information Technology (0.2%):
Melexis NV ........................................................... 15,537 1,331
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 4,709 1,813
Brazil (0.4%):
Consumer Discretionary (0.1%):
Cury Construtora e Incorporadora SA ........................................ 79,200 296
Vibra Energia SA ....................................................... 61,511 295
591
Consumer Staples (0.1%):
Dimed SA Distribuidora DA Medicamentos .................................... 105,900 267
Sao Martinho SA ....................................................... 49,100 279
546

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Financials (0.0%):(b)
Banco ABC Brasil SA, Preference Shares ...................................... 60,400 $ 291
Industrials (0.1%):
Santos Brasil Participacoes SA ............................................. 165,200 336
SIMPAR SA .......................................................... 137,616 217
553
Information Technology (0.0%):(b)
TOTVS SA ........................................................... 39,400 251
Materials (0.0%):(b)
Metalurgica Gerdau SA .................................................. 141,600 283
Real Estate (0.0%):(b)
Multiplan Empreendimentos Imobiliarios SA ................................... 61,400 345
Utilities (0.1%):
Neoenergia SA ......................................................... 88,000 362
3,222
Canada (2.2%):
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc. ............................................. 59,430 3,483
Energy (0.1%):
Parex Resources, Inc. .................................................... 32,595 540
Financials (0.8%):
Brookfield Asset Management Ltd., Class A .................................... 68,418 2,751
Manulife Financial Corp. ................................................. 116,196 2,569
National Bank of Canada ................................................. 16,800 1,285
The Toronto-Dominion Bank ............................................... 5,816 353
6,958
Industrials (0.1%):
Bombardier, Inc., Class B(a) ............................................... 24,384 901
Information Technology (0.6%):
Constellation Software, Inc. ............................................... 1,780 4,920
Materials (0.2%):
Agnico Eagle Mines Ltd. ................................................. 19,567 962
Stella-Jones, Inc. ....................................................... 18,031 1,067
2,029
18,831
Chile (0.1%):
Materials (0.0%):(b)
CAP SA ............................................................. 37,213 268
Real Estate (0.1%):
Parque Arauco SA ...................................................... 266,729 427
Utilities (0.0%):(b)
Enel Chile SA ......................................................... 5,978,039 359
1,054
China (0.3%):
Communication Services (0.1%):
Tencent Holdings Ltd. ................................................... 27,700 961

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Health Care (0.0%):(b)
Kangji Medical Holdings Ltd. .............................................. 202,500 $ 151
Tong Ren Tang Technologies Co. Ltd., Class H .................................. 258,000 187
338
Industrials (0.1%):
Anhui Expressway Co. Ltd., Class H ......................................... 258,000 267
China Communications Services Corp. Ltd., Class H .............................. 672,000 277
544
Information Technology (0.0%):(b)
AsiaInfo Technologies Ltd.(c) .............................................. 236,000 236
Chinasoft International Ltd. ............................................... 324,000 185
421
Materials (0.1%):
Fufeng Group Ltd. ...................................................... 660,000 358
Western Mining Co. Ltd., Class A ........................................... 118,300 234
592
2,856
Denmark (1.7%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 24,684 3,607
Health Care (1.3%):
Novo Nordisk A/S, Class B ................................................ 94,016 10,748
14,355
Finland (0.0%):(b)
Utilities (0.0%):(b)
Fortum Oyj ........................................................... 32,283 441
France (3.7%):
Communication Services (0.1%):
Publicis Groupe SA ..................................................... 10,432 1,045
Consumer Discretionary (1.0%):
La Francaise des Jeux SAEM(c) ............................................ 50,995 2,067
LVMH Moet Hennessy Louis Vuitton SE ...................................... 7,913 6,583
8,650
Consumer Staples (0.4%):
L'Oreal SA ........................................................... 6,305 3,017
Energy (0.2%):
Gaztransport Et Technigaz SA .............................................. 9,445 1,324
Technip Energies NV .................................................... 21,594 447
1,771
Financials (0.2%):
AXA SA ............................................................. 28,314 950
BNP Paribas SA ........................................................ 12,475 838
1,788
Health Care (0.1%):
EssilorLuxottica SA ..................................................... 2,323 455
Ipsen SA ............................................................. 3,902 450
905
Industrials (0.8%):
Cie de Saint-Gobain SA .................................................. 12,839 908

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Eiffage SA ............................................................ 5,608 $ 587
Rexel SA ............................................................. 81,930 2,182
Safran SA ............................................................ 15,513 2,896
6,573
Information Technology (0.4%):
Capgemini SE ......................................................... 12,215 2,715
STMicroelectronics NV .................................................. 13,790 606
3,321
Materials (0.4%):
Arkema SA ........................................................... 33,627 3,660
Real Estate (0.0%):(b)
Klepierre SA .......................................................... 15,216 394
Utilities (0.1%):
Engie SA ............................................................. 33,514 535
31,659
Germany (1.8%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 61,104 1,500
Consumer Discretionary (0.2%):
HUGO BOSS AG ...................................................... 8,486 530
Volkswagen AG, Preference Shares .......................................... 12,833 1,651
2,181
Consumer Staples (0.1%):
Henkel AG & Co. KGaA, Preference Shares .................................... 6,040 463
Financials (0.4%):
Allianz SE, Registered Shares .............................................. 9,907 2,647
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 2,024 861
3,508
Industrials (0.2%):
Daimler Truck Holding AG ................................................ 13,131 469
Siemens AG, Registered Shares ............................................. 9,335 1,671
2,140
Information Technology (0.6%):
Infineon Technologies AG ................................................. 14,012 511
SAP SE .............................................................. 25,425 4,404
4,915
Utilities (0.1%):
RWE AG ............................................................. 16,757 619
15,326
Greece (0.2%):
Energy (0.0%):(b)
Motor Oil Hellas Corinth Refineries SA ....................................... 12,748 349
Financials (0.0%):(b)
National Bank of Greece SA(a) ............................................. 45,773 348
Industrials (0.1%):
Mytilineos SA ......................................................... 10,163 417

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Utilities (0.1%):
Public Power Corp. SA(a) ................................................. 26,499 $ 351
1,465
Hong Kong (0.5%):
Consumer Discretionary (0.1%):
Man Wah Holdings Ltd. .................................................. 605,200 377
Tam Jai International Co. Ltd. .............................................. 1,072,000 159
536
Financials (0.1%):
AIA Group Ltd. ........................................................ 86,200 676
BOC Hong Kong Holdings Ltd. ............................................ 127,500 306
982
Industrials (0.1%):
China State Construction Development Holdings Ltd. ............................. 918,000 250
CK Hutchison Holdings Ltd. ............................................... 74,500 385
635
Information Technology (0.0%):(b)
BOE Varitronix Ltd.(d) ................................................... 318,000 206
Materials (0.0%):(b)
Shougang Fushan Resources Group Ltd. ...................................... 818,000 323
Real Estate (0.2%):
CK Asset Holdings Ltd. .................................................. 315,000 1,421
Sino Land Co. Ltd. ...................................................... 352,000 368
1,789
4,471
India (1.1%):
Consumer Discretionary (0.0%):(b)
Safari Industries India Ltd. ................................................ 17,157 419
Financials (0.2%):
Home First Finance Co. India Ltd.(c) ......................................... 43,321 513
LIC Housing Finance Ltd. ................................................. 62,517 471
Manappuram Finance Ltd. ................................................ 199,975 445
Ujjivan Small Finance Bank Ltd.(c) .......................................... 687,106 458
1,887
Health Care (0.1%):
JB Chemicals & Pharmaceuticals Ltd. ........................................ 21,748 441
Narayana Hrudayalaya Ltd. ................................................ 30,501 484
925
Industrials (0.3%):
Ashok Leyland Ltd. ..................................................... 229,038 485
Ashoka Buildcon Ltd.(a) .................................................. 112,071 245
Carysil Ltd. ........................................................... 38,840 404
Craftsman Automation Ltd. ................................................ 5,122 270
GMM Pfaudler Ltd. ..................................................... 25,771 482
ISGEC Heavy Engineering Ltd. ............................................. 34,439 428
2,314
Information Technology (0.1%):
Cyient Ltd. ........................................................... 23,736 565
KPIT Technologies Ltd. .................................................. 21,421 400
965

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Materials (0.3%):
APL Apollo Tubes Ltd. ................................................... 22,748 $ 412
Coromandel International Ltd. .............................................. 22,721 288
JK Paper Ltd. .......................................................... 78,817 414
MOIL Ltd. ............................................................ 99,033 414
Shree Digvijay Cement Co. Ltd. ............................................ 233,943 325
Supreme Industries Ltd. .................................................. 5,794 288
Surya Roshni Ltd. ...................................................... 46,026 435
2,576
Utilities (0.1%):
PTC India Ltd. ......................................................... 164,770 476
9,562
Indonesia (0.1%):
Consumer Discretionary (0.0%):(b)
PT Mitra Adiperkasa Tbk ................................................. 3,414,200 423
Financials (0.1%):
PT Bank CIMB Niaga Tbk ................................................ 4,500,500 502
Real Estate (0.0%):(b)
PT Puradelta Lestari Tbk ................................................. 24,920,300 254
1,179
Ireland (1.1%):
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 48,977 450
Health Care (0.2%):
ICON PLC(a) ......................................................... 2,674 698
Medtronic PLC ........................................................ 16,623 1,455
2,153
Industrials (0.7%):
AerCap Holdings NV(a) .................................................. 12,817 981
Ryanair Holdings PLC, ADR ............................................... 5,658 756
Trane Technologies PLC .................................................. 18,339 4,623
6,360
Materials (0.1%):
James Hardie Industries PLC(a) ............................................ 16,222 609
9,572
Israel (0.1%):
Financials (0.0%):(b)
Bank Leumi Le-Israel BM ................................................ 43,579 332
Information Technology (0.1%):
Nice Ltd.(a) ........................................................... 2,326 483
815
Italy (0.6%):
Health Care (0.0%):(b)
Recordati Industria Chimica e Farmaceutica SpA ................................ 9,675 534
Industrials (0.1%):
Leonardo SpA ......................................................... 33,959 593
Utilities (0.5%):
Enel SpA ............................................................. 333,035 2,272

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Iren SpA ............................................................. 149,846 $ 314
Snam SpA ............................................................ 338,435 1,653
4,239
5,366
Japan (6.7%):
Communication Services (0.3%):
Capcom Co. Ltd. ....................................................... 32,500 1,240
Kakaku.com, Inc. ....................................................... 63,600 723
Nippon Telegraph & Telephone Corp. ........................................ 829,500 1,042
3,005
Consumer Discretionary (1.0%):
Honda Motor Co. Ltd. ................................................... 67,300 752
Isuzu Motors Ltd. ....................................................... 62,400 852
Panasonic Holdings Corp. ................................................. 45,400 428
Suzuki Motor Corp. ..................................................... 17,000 764
Toyota Motor Corp. ..................................................... 252,700 5,046
ZOZO, Inc. ........................................................... 58,700 1,285
9,127
Consumer Staples (0.4%):
Asahi Group Holdings Ltd. ................................................ 16,800 625
Lawson, Inc. .......................................................... 11,700 670
Toyo Suisan Kaisha Ltd. .................................................. 34,800 1,812
3,107
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 179,020 3,252
ORIX Corp. ........................................................... 28,800 556
Sumitomo Mitsui Financial Group, Inc. ....................................... 24,600 1,280
Tokio Marine Holdings, Inc. ............................................... 133,000 3,507
8,595
Health Care (0.7%):
Hoya Corp. ........................................................... 23,000 2,922
Otsuka Holdings Co. Ltd. ................................................. 16,000 629
Shionogi & Co. Ltd. ..................................................... 45,700 2,194
5,745
Industrials (2.2%):
Central Japan Railway Co. ................................................ 22,600 565
Fuji Electric Co. Ltd. .................................................... 73,500 3,681
ITOCHU Corp. ........................................................ 34,500 1,566
Komatsu Ltd. .......................................................... 29,100 828
MISUMI Group, Inc. .................................................... 51,400 881
Mitsubishi Heavy Industries Ltd. ............................................ 59,900 3,996
Mitsui & Co. Ltd. ....................................................... 30,700 1,245
Nippon Yusen KK ...................................................... 57,900 1,996
OKUMA Corp. ........................................................ 23,800 1,071
Sanwa Holdings Corp. ................................................... 196,500 3,004
18,833
Information Technology (0.7%):
Advantest Corp. ........................................................ 15,700 625
Canon, Inc.(d) ......................................................... 19,200 529
Disco Corp. ........................................................... 6,200 1,673
Fujitsu Ltd. ........................................................... 12,800 1,772
NEC Corp. ........................................................... 14,200 928
TDK Corp. ........................................................... 15,300 762
6,289

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Materials (0.2%):
Nippon Steel Corp. ...................................................... 30,100 $ 724
Shin-Etsu Chemical Co. Ltd. ............................................... 14,700 579
Tosoh Corp. ........................................................... 39,700 512
1,815
Real Estate (0.1%):
Daiwa House Industry Co. Ltd. ............................................. 18,800 582
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 40,800 937
58,035
Luxembourg (0.1%):
Energy (0.1%):
Tenaris SA ............................................................ 30,807 487
Malaysia (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Bermaz Auto Bhd ....................................................... 540,400 279
Mexico (0.1%):
Financials (0.1%):
Regional SAB de CV .................................................... 44,999 418
Real Estate (0.0%):(b)
Corp Inmobiliaria Vesta SAB de CV ......................................... 81,090 308
726
Netherlands (1.7%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 870,122 2,960
Consumer Discretionary (0.2%):
Prosus NV ............................................................ 16,352 484
Stellantis NV .......................................................... 72,853 1,604
2,088
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 31,991 900
Financials (0.5%):
ING Groep NV ........................................................ 255,744 3,633
NN Group NV ......................................................... 11,407 468
4,101
Industrials (0.2%):
Wolters Kluwer NV ..................................................... 8,884 1,309
Information Technology (0.4%):
ASM International NV ................................................... 5,152 2,855
ASML Holding NV ..................................................... 702 609
3,464
14,822
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 64,719 934
Norway (0.3%):

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Consumer Staples (0.0%):(b)
Mowi ASA ........................................................... 32,507 $ 585
Energy (0.2%):
Aker BP ASA ......................................................... 36,188 961
Equinor ASA .......................................................... 17,377 497
1,458
Financials (0.1%):
SpareBank 1 SMN ...................................................... 61,656 840
2,883
Panama (0.0%):(b)
Industrials (0.0%):(b)
Copa Holdings SA, Class A ................................................ 3,765 362
Philippines (0.0%):(b)
Utilities (0.0%):(b)
Aboitiz Power Corp. ..................................................... 450,100 304
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 35,739 563
Russian Federation (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Detsky Mir PJSC(a)(c)(e)(f) ............................................... 214,920 2
Financials (0.0%):
Bank St Petersburg PJSC(a)(e)(f) ............................................ 372,110 —
Industrials (0.0%):(b)
Globaltrans Investment PLC, Registered Shares, GDR(a)(f) ......................... 54,896 2
4
Singapore (0.2%):
Consumer Discretionary (0.0%):(b)
Genting Singapore Ltd. ................................................... 756,400 568
Financials (0.1%):
DBS Group Holdings Ltd. ................................................. 27,600 654
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 205,000 863
2,085
South Africa (0.1%):
Consumer Discretionary (0.0%):(b)
The Foschini Group Ltd. .................................................. 59,510 361
Financials (0.1%):
Investec PLC .......................................................... 69,931 455
816
South Korea (0.8%):
Communication Services (0.0%):(b)
JYP Entertainment Corp. ................................................. 5,520 311

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Consumer Discretionary (0.1%):
Myoung Shin Industrial Co. Ltd.(a) .......................................... 34,292 $ 423
Consumer Staples (0.0%):(b)
BGF retail Co. Ltd. ..................................................... 3,004 318
Financials (0.1%):
DB Insurance Co. Ltd.(a) ................................................. 4,495 296
JB Financial Group Co. Ltd. ............................................... 37,633 323
KIWOOM Securities Co. Ltd. .............................................. 2,818 204
823
Health Care (0.1%):
Classys, Inc. .......................................................... 12,646 291
InBody Co. Ltd. ........................................................ 12,563 233
524
Industrials (0.2%):
Doosan Bobcat, Inc. ..................................................... 9,488 361
Hanwha Aerospace Co. Ltd. ............................................... 3,758 388
HD Hyundai Electric Co. Ltd. .............................................. 4,977 381
Hyundai Rotem Co. Ltd.(a) ................................................ 17,831 376
Samsung Engineering Co. Ltd.(a) ........................................... 16,813 281
1,787
Information Technology (0.2%):
HAESUNG DS Co. Ltd. .................................................. 7,498 281
Hana Materials, Inc. ..................................................... 9,221 325
Innox Advanced Materials Co. Ltd. .......................................... 16,232 331
Samwha Capacitor Co. Ltd. ............................................... 10,437 268
1,205
Materials (0.1%):
Dongsung Finetec Co. Ltd. ................................................ 29,673 254
Poongsan Corp. ........................................................ 8,632 252
Wonik Materials Co. Ltd. ................................................. 13,199 281
787
6,178
Spain (0.8%):
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA .............................................. 26,327 1,126
Energy (0.1%):
Repsol SA ............................................................ 32,607 481
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 372,419 3,485
Banco Santander SA ..................................................... 198,413 798
Bankinter SA .......................................................... 65,291 403
4,686
Utilities (0.1%):
Iberdrola SA .......................................................... 53,433 643
6,936
Sweden (0.6%):
Consumer Discretionary (0.1%):
Evolution AB(c) ........................................................ 4,834 565
Financials (0.0%):(b)
Swedbank AB, Class A ................................................... 26,062 531

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Industrials (0.5%):
Atlas Copco AB, Class B ................................................. 261,752 $ 3,626
Volvo AB, Class B ...................................................... 27,471 658
4,284
5,380
Switzerland (3.3%):
Consumer Staples (0.8%):
Coca-Cola HBC AG ..................................................... 89,536 2,631
Nestle SA, Registered Shares .............................................. 35,416 4,037
6,668
Financials (0.9%):
Partners Group Holding AG ............................................... 1,429 1,929
Swiss Life Holding AG ................................................... 1,082 777
UBS Group AG ........................................................ 142,656 4,271
Zurich Insurance Group AG ............................................... 1,036 527
7,504
Health Care (1.3%):
Novartis AG, Registered Shares ............................................. 66,332 6,862
Roche Holding AG ...................................................... 14,068 4,007
Sandoz Group AG(a) .................................................... 27,473 942
11,811
Industrials (0.1%):
ABB Ltd., Registered Shares ............................................... 14,042 594
Information Technology (0.0%):(b)
Logitech International SA, Class R .......................................... 5,399 453
Materials (0.2%):
Glencore PLC ......................................................... 87,221 461
Holcim AG ........................................................... 16,266 1,243
1,704
28,734
Taiwan (0.9%):
Consumer Discretionary (0.2%):
Eurocharm Holdings Co. Ltd. .............................................. 53,000 293
Makalot Industrial Co. Ltd. ................................................ 32,000 367
Poya International Co. Ltd. ................................................ 20,200 333
Tong Yang Industry Co. Ltd. ............................................... 154,000 419
1,412
Health Care (0.0%):(b)
Bora Pharmaceuticals Co. Ltd. ............................................. 15,000 321
TTY Biopharm Co. Ltd. .................................................. 129,000 320
641
Industrials (0.1%):
Fortune Electric Co. Ltd. ................................................. 45,000 637
Information Technology (0.5%):
Chipbond Technology Corp. ............................................... 169,000 389
Compeq Manufacturing Co. Ltd. ............................................ 225,000 499
Elite Material Co. Ltd. ................................................... 43,000 632
Gold Circuit Electronics Ltd. ............................................... 86,400 632
King Yuan Electronics Co. Ltd. ............................................. 290,000 775
Sigurd Microelectronics Corp. .............................................. 206,000 444
Tripod Technology Corp. ................................................. 87,000 519

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Wiwynn Corp. ......................................................... 7,000 $ 494
4,384
Materials (0.1%):
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 132,000 589
Tung Ho Steel Enterprise Corp. ............................................. 143,000 337
926
8,000
Thailand (0.2%):
Consumer Discretionary (0.1%):
AAPICO Hitech PCL .................................................... 363,400 299
Somboon Advance Technology PCL ......................................... 461,200 236
The Erawan Group PCL-NVDR ............................................ 1,922,600 276
811
Consumer Staples (0.1%):
Ichitan Group PCL ...................................................... 765,300 375
Materials (0.0%):(b)
TOA Paint Thailand PCL ................................................. 366,000 217
Real Estate (0.0%):(b)
Amata Corp. PCL ....................................................... 409,800 246
1,649
Turkey (0.1%):
Financials (0.1%):
Turkiye Sigorta As ...................................................... 263,476 417
Health Care (0.0%):(b)
Mlp Saglik Hizmetleri As(a)(c) ............................................. 55,456 298
Industrials (0.0%):(b)
Pegasus Hava Tasimaciligi AS(a) ............................................ 8,378 207
922
United Kingdom (4.9%):
Communication Services (0.1%):
Informa PLC .......................................................... 61,275 602
Consumer Discretionary (0.5%):
Greggs PLC ........................................................... 49,154 1,655
Next PLC ............................................................ 21,939 2,342
Pearson PLC .......................................................... 50,638 621
4,618
Consumer Staples (0.9%):
Associated British Foods PLC .............................................. 26,860 796
Coca-Cola Europacific Partners PLC ......................................... 9,927 684
Diageo PLC ........................................................... 45,619 1,647
Imperial Brands PLC .................................................... 110,032 2,641
Marks & Spencer Group PLC .............................................. 180,582 564
Reckitt Benckiser Group PLC .............................................. 10,323 746
Tesco PLC ............................................................ 223,008 808
7,886
Energy (0.9%):
BP PLC .............................................................. 465,119 2,716
Harbour Energy PLC .................................................... 84,723 298

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Shell PLC ............................................................ 156,583 $ 4,853
7,867
Financials (0.9%):
3i Group PLC ......................................................... 54,514 1,706
Barclays PLC ......................................................... 472,597 878
HSBC Holdings PLC .................................................... 350,888 2,739
Legal & General Group PLC ............................................... 441,915 1,421
Standard Chartered PLC .................................................. 114,552 866
7,610
Health Care (0.2%):
AstraZeneca PLC ....................................................... 13,601 1,803
Industrials (0.6%):
Ashtead Group PLC ..................................................... 24,428 1,597
BAE Systems PLC ...................................................... 46,230 689
Ferguson PLC ......................................................... 12,413 2,332
RELX PLC ........................................................... 12,293 507
5,125
Information Technology (0.1%):
The Sage Group PLC .................................................... 44,708 666
Materials (0.6%):
Croda International PLC .................................................. 9,396 569
Pan African Resources PLC ............................................... 1,874,960 434
Rio Tinto PLC ......................................................... 53,931 3,732
4,735
Real Estate (0.0%):(b)
Safestore Holdings PLC .................................................. 37,507 391
Utilities (0.1%):
Centrica PLC .......................................................... 497,742 871
Drax Group PLC ....................................................... 50,432 325
1,196
42,499
United States (61.9%):
Communication Services (6.1%):
Alphabet, Inc., Class C(a) ................................................. 182,893 25,934
AT&T, Inc. ........................................................... 78,374 1,387
Comcast Corp., Class A .................................................. 93,570 4,355
Meta Platforms, Inc., Class A(a) ............................................ 46,648 18,199
Netflix, Inc.(a) ......................................................... 2,672 1,507
Verizon Communications, Inc. .............................................. 34,398 1,457
52,839
Consumer Discretionary (6.4%):
AutoNation, Inc.(a) ..................................................... 15,005 2,096
AutoZone, Inc.(a) ....................................................... 1,475 4,074
Best Buy Co., Inc. ...................................................... 18,700 1,355
Booking Holdings, Inc.(a) ................................................. 1,082 3,795
D.R. Horton, Inc. ....................................................... 20,528 2,934
Deckers Outdoor Corp.(a) ................................................. 3,537 2,666
Expedia Group, Inc.(a) ................................................... 20,109 2,983
Ford Motor Co. ........................................................ 122,542 1,436
General Motors Co. ..................................................... 45,306 1,758
Lennar Corp., Class A .................................................... 25,462 3,815
Lowe's Cos., Inc. ....................................................... 6,171 1,313
McDonald's Corp. ...................................................... 4,520 1,323
Murphy USA, Inc. ...................................................... 7,627 2,689

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
NVR, Inc.(a) .......................................................... 446 $ 3,156
O'Reilly Automotive, Inc.(a) ............................................... 4,161 4,257
PulteGroup, Inc. ........................................................ 38,978 4,075
Samsonite International SA(a)(c) ............................................ 84,600 236
Starbucks Corp. ........................................................ 11,642 1,083
The Home Depot, Inc. ................................................... 4,073 1,438
Toll Brothers, Inc. ...................................................... 37,657 3,741
TopBuild Corp.(a) ...................................................... 10,384 3,833
Ulta Beauty, Inc.(a) ..................................................... 3,077 1,545
55,601
Consumer Staples (4.1%):
Altria Group, Inc. ....................................................... 103,778 4,164
Colgate-Palmolive Co. ................................................... 39,039 3,287
Costco Wholesale Corp. .................................................. 8,666 6,022
Kimberly-Clark Corp. .................................................... 22,381 2,707
Philip Morris International, Inc. ............................................. 40,293 3,661
The Kraft Heinz Co. ..................................................... 36,693 1,362
The Kroger Co. ........................................................ 58,081 2,680
The Procter & Gamble Co. ................................................ 40,129 6,306
Walmart, Inc. .......................................................... 29,289 4,840
35,029
Energy (2.1%):
APA Corp. ............................................................ 34,819 1,091
Chevron Corp. ......................................................... 8,804 1,298
ConocoPhillips ........................................................ 34,038 3,808
Devon Energy Corp. ..................................................... 28,185 1,184
EOG Resources, Inc. .................................................... 10,341 1,177
Marathon Oil Corp. ..................................................... 50,435 1,153
Marathon Petroleum Corp. ................................................ 28,159 4,663
Valero Energy Corp. ..................................................... 25,978 3,608
17,982
Financials (5.6%):
Aflac, Inc. ............................................................ 15,371 1,296
American Express Co. ................................................... 21,500 4,316
Ameriprise Financial, Inc. ................................................. 10,437 4,037
Apollo Global Management, Inc. ............................................ 37,436 3,759
Capital One Financial Corp. ............................................... 11,887 1,609
Corebridge Financial, Inc. ................................................. 51,152 1,236
Discover Financial Services ............................................... 31,983 3,375
FactSet Research Systems, Inc. ............................................. 2,688 1,279
Fiserv, Inc.(a) .......................................................... 9,998 1,418
JPMorgan Chase & Co. .................................................. 57,525 10,030
Marsh & McLennan Cos., Inc. ............................................. 6,286 1,218
Mastercard, Inc., Class A ................................................. 3,143 1,412
MSCI, Inc. ........................................................... 2,380 1,425
Regions Financial Corp. .................................................. 77,616 1,449
T. Rowe Price Group, Inc. ................................................. 12,807 1,389
The Bank of New York Mellon Corp. ......................................... 26,855 1,489
The Goldman Sachs Group, Inc. ............................................ 3,707 1,424
U.S. Bancorp .......................................................... 33,443 1,389
Visa, Inc., Class A ...................................................... 19,471 5,321
48,871
Health Care (8.3%):
AbbVie, Inc. .......................................................... 45,825 7,534
Amgen, Inc. ........................................................... 18,957 5,957
Bristol-Myers Squibb Co. ................................................. 24,550 1,200
Cencora, Inc. .......................................................... 18,889 4,395
Centene Corp.(a) ....................................................... 54,261 4,086
CVS Health Corp. ...................................................... 18,289 1,360
DaVita, Inc.(a) ......................................................... 12,413 1,343

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Elevance Health, Inc. .................................................... 7,852 $ 3,874
Eli Lilly & Co. ......................................................... 11,160 7,205
Gilead Sciences, Inc. .................................................... 60,063 4,701
HCA Healthcare, Inc. .................................................... 5,191 1,583
IDEXX Laboratories, Inc.(a) ............................................... 2,667 1,374
McKesson Corp. ....................................................... 7,501 3,750
Merck & Co., Inc. ...................................................... 47,246 5,706
Tenet Healthcare Corp.(a) ................................................. 15,239 1,261
The Cigna Group ....................................................... 12,451 3,747
Thermo Fisher Scientific, Inc. .............................................. 2,627 1,416
UnitedHealth Group, Inc. ................................................. 14,301 7,318
Vertex Pharmaceuticals, Inc.(a) ............................................. 9,165 3,972
71,782
Industrials (6.4%):
3M Co. .............................................................. 12,970 1,224
Builders FirstSource, Inc.(a) ............................................... 24,493 4,255
Caterpillar, Inc. ........................................................ 18,310 5,499
Cintas Corp. .......................................................... 7,073 4,276
Copart, Inc.(a) ......................................................... 25,240 1,212
Core & Main, Inc., Class A(a) .............................................. 41,346 1,708
Cummins, Inc. ......................................................... 5,586 1,337
Deere & Co. .......................................................... 3,297 1,298
Expeditors International of Washington, Inc. .................................... 21,306 2,692
Fastenal Co. ........................................................... 20,562 1,403
FedEx Corp. .......................................................... 13,059 3,151
General Dynamics Corp. .................................................. 5,074 1,344
Illinois Tool Works, Inc. .................................................. 5,221 1,362
Lennox International, Inc. ................................................. 2,968 1,271
Lockheed Martin Corp. ................................................... 2,793 1,199
Old Dominion Freight Line, Inc. ............................................ 3,120 1,220
Otis Worldwide Corp. .................................................... 14,873 1,315
Owens Corning ........................................................ 8,662 1,312
PACCAR, Inc. ......................................................... 42,920 4,309
Parker-Hannifin Corp. ................................................... 7,682 3,568
United Parcel Service, Inc., Class B .......................................... 8,496 1,206
United Rentals, Inc. ..................................................... 7,513 4,699
W.W. Grainger, Inc. ..................................................... 4,734 4,240
55,100
Information Technology (18.4%):
Adobe, Inc.(a) ......................................................... 10,859 6,708
Apple, Inc. ........................................................... 212,341 39,156
Arista Networks, Inc.(a) .................................................. 5,839 1,510
Broadcom, Inc. ........................................................ 8,450 9,971
Cadence Design Systems, Inc.(a) ............................................ 12,469 3,597
Cisco Systems, Inc. ..................................................... 145,588 7,306
Cognizant Technology Solutions Corp., Class A ................................. 42,835 3,303
Fair Isaac Corp.(a) ...................................................... 2,897 3,473
Fortinet, Inc.(a) ........................................................ 24,751 1,596
Hewlett Packard Enterprise Co. ............................................. 79,285 1,212
HP, Inc. .............................................................. 44,236 1,270
International Business Machines Corp. ........................................ 8,151 1,497
KLA Corp. ........................................................... 5,967 3,545
Microsoft Corp. ........................................................ 112,002 44,530
Motorola Solutions, Inc. .................................................. 3,925 1,254
NVIDIA Corp. ......................................................... 34,272 21,087
ON Semiconductor Corp.(a) ............................................... 17,967 1,278
QUALCOMM, Inc. ..................................................... 31,484 4,676
Texas Instruments, Inc. ................................................... 8,215 1,315
VeriSign, Inc.(a) ........................................................ 5,960 1,185
159,469

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Materials (2.2%):
CF Industries Holdings, Inc. ............................................... 24,800 $ 1,873
Linde PLC ............................................................ 3,055 1,237
LyondellBasell Industries NV, Class A ........................................ 41,885 3,942
Nucor Corp. ........................................................... 24,555 4,590
PPG Industries, Inc. ..................................................... 9,234 1,302
Steel Dynamics, Inc. ..................................................... 32,228 3,890
The Mosaic Co. ........................................................ 33,935 1,042
The Sherwin-Williams Co. ................................................ 4,634 1,410
19,286
Real Estate (0.8%):
American Tower Corp. ................................................... 9,617 1,882
Equinix, Inc. .......................................................... 2,679 2,223
Prologis, Inc. .......................................................... 20,484 2,595
6,700
Utilities (1.5%):
Consolidated Edison, Inc. ................................................. 13,672 1,243
DTE Energy Co. ....................................................... 12,058 1,271
Edison International ..................................................... 41,820 2,822
Entergy Corp. ......................................................... 12,627 1,260
Sempra .............................................................. 17,259 1,235
The Southern Co. ....................................................... 44,426 3,088
Vistra Corp. ........................................................... 43,231 1,774
12,693
535,352
Total Common Stocks (Cost $656,220) 860,052
Rights (0.0%)(b)
Brazil (0.0%):(b)
Financials (0.0%):(b)
Banco ABC Brasil SA, Expires 2/5/24(a)(f) .................................... 2,556 2
Total Rights (Cost $–) 2
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(f) ............................................ 1,780 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.0%)(b)
United States (0.0%):(b)
iShares Core MSCI EAFE ETF ............................................. 4,447 311
Total Exchange-Traded Funds (Cost $299) 311
Total Investments (Cost $656,519) — 99.4% 860,365
Other assets in excess of liabilities — 0.6% 4,987
NET ASSETS - 100.00% $ 865,352
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$4,375 (thousands) and amounted to 0.5% of net assets.
(d) All or a portion of this security is on loan.

Victory Portfolios III
Victory Capital Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Name
Acquisition Date
Cost
Bank St Petersburg PJSC ......................................
12/15/2021
$ 410
Detsky Mir PJSC ............................................
9/30/2020
348
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at January 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of January 31, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (20.9%)
ABS Auto (11.2%):
American Credit Acceptance Receivables Trust .................................
Series 2020-4, Class E, 3.65%, 12/14/26, Callable 4/13/24 @ 100(a) .............. $ 666 $ 663
Series 2022-1, Class C, 2.12%, 3/13/28, Callable 5/13/25 @ 100(a) ............... 2,779 2,752
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
6/18/25 @ 100 ..................................................... 2,944 2,770
ARI Fleet Lease Trust ....................................................
Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 6/15/24 @ 100(a) .............. 27 27
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) .............. 2,476 2,422
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100(a) ............... 1,517 1,471
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 4/15/25 @ 100(a) ............... 2,200 2,123
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 1,400 1,385
Series 2020-1A, Class B, 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 4,000 3,836
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 3,250 3,330
Series 2023-3A, Class C, 7.05%, 2/22/28(a) ................................ 8,750 8,907
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 7,000 7,098
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 2,811 2,887
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 3,749 3,860
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
7/19/25 @ 100(a) ................................................... 2,156 2,048
CarMax Auto Owner Trust ................................................
Series 2020-1, Class C, 2.34%, 11/17/25, Callable 3/15/24 @ 100 ................ 4,230 4,210
Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/24 @ 100 ................. 1,083 1,074
Series 2020-3, Class C, 1.69%, 4/15/26, Callable 7/15/24 @ 100 ................. 2,500 2,449
Series 2020-4, Class C, 1.30%, 8/17/26, Callable 12/15/24 @ 100 ................ 3,450 3,317
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 3,981 3,707
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 2,831 2,612
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 2/15/27 @ 100 ................ 3,250 3,263
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class C, 1.32%, 11/9/26 , Callable 1/8/26 @ 100 ................. 551 509
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 6/10/26 @ 100 ................ 543 513
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 1/10/27 @ 100 ................ 783 726
Series 2021-N4, Class D, 2.30%, 9/11/28 , Callable 3/10/27 @ 100 ................ 749 723
Series 2021-P2, Class C, 1.60%, 6/10/27, Callable 2/10/27 @ 100 ................ 10,000 9,030
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 826 829
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 936 944
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 1,404 1,429
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 1,858 1,900
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 2,874 2,940
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 8/15/24 @ 100(a) .............. 2,077 2,057
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a) .............. 720 691
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 10/15/26 @ 100(a) ............. 150 158
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 125 128
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 12/15/26 @ 100(a) ............. 2,911 3,002
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 2,875 2,928
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 2,724 2,810
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,691 4,909
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. 4,598 4,676
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 3,566 3,704
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 5,744 5,471
DT Auto Owner Trust ....................................................
Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) .............. 5,875 5,795
Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 9/15/24 @ 100(a) .............. 2,811 2,798
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 1/15/25 @ 100(a) ............. 1,381 1,345
Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 9/15/25 @ 100(a) .............. 1,590 1,562
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @ 100(a) ............ 1,176 1,200
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 770 781
Enterprise Fleet Financing LLC .............................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 4/20/26 @ 100(a) .............. $ 1,125 $ 1,107
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 2,750 2,791
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 2,811 2,820
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 2,349 2,457
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 9/20/27 @ 100(a) .............. 3,711 3,721
Exeter Automobile Receivables Trust, Series 2020-1A, Class E, 3.74%, 1/15/27, Callable
10/15/24 @ 100(a) .................................................. 1,000 984
Flagship Credit Auto Trust ................................................
Series 2019-2, Class D, 3.53%, 5/15/25, Callable 11/15/24 @ 100(a) .............. 1,119 1,111
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 2,500 2,422
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) ............... 532 530
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26 , Callable 9/15/25 @ 100 ................ 1,080 1,077
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 2,584 2,634
Ford Credit Auto Owner Trust ..............................................
Series 2021-1, Class C, 1.91%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,708 1,576
Series 2021-1, Class D, 2.31%, 10/17/33, Callable 4/15/26 @ 100(a) .............. 1,650 1,509
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 2,250 2,052
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 500 457
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 2,000 1,949
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 4,111 4,075
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,250 10,253
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 10,940 10,904
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 4,925 5,011
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 2,950 3,019
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,881 1,906
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1, Class C, 1.02%, 9/15/26, Callable 8/15/24 @ 100(a) ............... 570 566
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 7/15/26 @ 100(a) ............... 4,385 4,344
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 9/15/28 @
100(a) ........................................................... 1,185 1,186
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 2/15/24 @ 100(a) .............. 8,129 8,123
Series 2019-4A, Class D, 4.09%, 8/17/26, Callable 6/15/24 @ 100(a) .............. 2,185 2,170
Series 2020-2A, Class C, 4.57%, 4/15/26, Callable 12/15/24 @ 100(a) ............. 637 634
Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 1/15/26 @ 100(a) .............. 1,990 1,950
GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30, Callable
11/15/28 @ 100(a) .................................................. 1,381 1,378
GM Financial Automobile Leasing Trust ......................................
Series 2022-1, Class C, 2.64%, 2/20/26, Callable 7/20/24 @ 100 ................. 3,756 3,687
Series 2023-2, Class B, 5.54%, 5/20/27, Callable 12/20/25 @ 100 ................ 1,250 1,252
GM Financial Revolving Receivables Trust, Series 2021-1, Class C, 1.67%, 6/12/34, Callable
9/11/26 @ 100(a) ................................................... 1,000 902
GMF Floorplan Owner Revolving Trust .......................................
Series 2019-2, Class C, 3.30%, 4/15/26(a) ................................. 1,925 1,915
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 3,050 3,084
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 12/15/26 @ 100(a) .............. 3,276 3,240
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 12/15/26 @ 100(a) ............. 2,457 2,424
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,900 1,815
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,355 1,297
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 3,739 3,790
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 3,038 3,125
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 1,075 1,113
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 2,875 2,930
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 1,112 1,133
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 1,833 1,665
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............................... 1,667 1,615
Series 2022-2A, Class A, 2.33%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,750 3,441
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 2,480 2,265
Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,500 3,171

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @ 100(a) .............. $ 3,000 $ 2,929
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 5,000 4,868
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B, 0.88%, 9/25/28, Callable 5/25/25 @ 100(a) ............... 331 325
Series 2021-1, Class D, 1.17%, 9/25/28, Callable 5/25/25 @ 100(a) ............... 476 469
Series 2021-2, Class C, 0.97%, 12/26/28, Callable 8/25/25 @ 100(a) .............. 363 355
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 8/25/25 @ 100(a) .............. 163 160
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1,051 1,017
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 719 695
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 11/15/25 @ 100(a) ............ 1,750 1,709
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/25 @ 100(a) ............. 2,756 2,652
Series 2023-1A, Class B, 5.59% , 8/16/27, Callable 6/15/27 @ 100(a) .............. 2,760 2,772
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 6/15/27 @ 100(a) ............. 4,600 4,630
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 2,037 2,099
Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 10/15/27 @ 100(a) ............. 4,531 4,548
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 10/15/27 @ 100(a) ............. 7,300 7,274
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 10/15/27 @ 100(a) ............. 1,698 1,715
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 12/15/27 @ 100(a) ............. 4,094 4,172
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 12/15/27 @ 100(a) ............ 2,616 2,692
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 2/15/28 @ 100(a) ............. 2,818 2,898
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 2/15/28 @ 100(a) .............. 3,288 3,392
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 2/15/28 @ 100(a) .............. 4,696 4,892
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 1,263 1,284
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 4/15/28 @ 100(a) ............. 3,145 3,205
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 4/15/28 @ 100(a) ............. 5,171 5,285
Oscar U.S. Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 930 891
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 2,000 1,906
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 3,000 2,965
Series 2022-A, Class D, 5.85%, 6/17/30 , Callable 4/15/26 @ 100(a) ............... 1,382 1,386
Prestige Auto Receivables Trust ............................................
Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 3/15/24 @ 100(a) .............. 3,582 3,568
Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 7/15/26 @ 100(a) .............. 916 869
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 1,606 1,595
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 1,579 1,581
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 1,551 1,599
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 1,403 1,399
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 1,817 1,815
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 1,012 1,015
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 3,291 3,317
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 1,028 1,033
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 1,154 1,158
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 2,997 3,000
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 1,266 1,272
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 5,893 5,922
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100(a) .. 652 636
Santander Consumer Auto Receivables Trust ...................................
Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/24 @ 100(a) ............ 1,134 1,134
Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 7/15/25 @ 100(a) ............. 1,249 1,240
Series 2020-BA, Class D, 2.14%, 12/15/26, Callable 7/15/25 @ 100(a) ............ 5,000 4,890
Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 7/15/25 @ 100(a) .............. 1,000 976
Series 2021-AA, Class E, 3.28%, 3/15/27, Callable 1/15/26 @ 100(a) ............. 940 888
Santander Retail Auto Lease Trust, Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24
@ 100(a) ......................................................... 1,312 1,290
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 2/15/28 @ 100(a) .............. 6,570 6,642
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 2/15/28 @ 100(a) ............. 3,459 3,472

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. $ 2,541 $ 2,596
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 4/20/28 @ 100(a) .............. 1,841 1,853
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 9/20/25 @ 100(a) .............. 2,950 2,986
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 9/20/25 @ 100(a) ............... 4,323 4,381
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 12/20/25 @ 100(a) ............. 1,362 1,390
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 4/20/26 @
100(a) ........................................................... 2,900 2,936
Toyota Lease Owner Trust , Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 5,234 5,231
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 7/25/25 @ 100(a) ........ 5,270 5,304
United Auto Credit Securitization Trust .......................................
Series 2022-1 , Class C, 2.61%, 6/10/27, Callable 12/10/25 @ 100(a) .............. 862 860
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 5/10/26 @ 100(a) ............... 7,000 7,007
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 1,499 1,503
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. 3,280 3,283
Westlake Automobile Receivables Trust .......................................
Series 2020-1A, Class E, 3.31%, 10/15/25, Callable 2/15/24 @ 100(a) ............. 2,183 2,181
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 4/15/26 @ 100(a) .............. 1,200 1,216
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 2,531 2,545
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,819 2,922
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 3,036 3,145
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,425 3,524
World Omni Auto Receivables Trust, Series 2021-C, Class C, 1.06%, 4/17/28, Callable 9/15/25
@ 100 ........................................................... 5,000 4,665
World Omni Select Auto Trust ..............................................
Series 2020-A, Class C, 1.25%, 10/15/26, Callable 9/15/24 @ 100 ................ 3,750 3,670
Series 2021-A, Class C, 1.09%, 11/15/27, Callable 10/15/25 @ 100 ............... 1,250 1,168
446,211
ABS Card (2.6%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a) ....................... 7,750 7,658
Evergreen Credit Card Trust ...............................................
Series 2021-1, Class B, 1.15%, 10/15/26(a) ................................ 7,500 7,246
Series 2021-1, Class C, 1.42%, 10/15/26(a) ................................ 6,300 6,080
Series 2022-CRT1, Class B, 5.61%, 7/15/26(a) .............................. 3,000 2,985
Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............................. 2,750 2,754
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 6,600 6,619
Series 2023-CRT3, Class B, 6 .58%, 2/15/27(a) .............................. 3,918 3,942
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,178 2,187
Golden Credit Card Trust .................................................
Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................................ 5,000 4,571
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 4,500 4,069
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 2,233 2,007
Master Credit Card Trust .................................................
Series 2021-1A, Class C, 1.06%, 11/21/25(a) ............................... 5,775 5,679
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 1,719 1,547
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 1,800 1,800
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 2,051 2,065
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 3,476 3,495
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 1,646 1,729
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 4,190 4,395
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 2,838 2,844
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 2,515 2,521
Synchrony Card Funding LLC .............................................
Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100 ................ 2,200 2,155
Series 2023-A1, Class A, 5.54%, 7/15/29 .................................. 941 958
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 9,300 8,389

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ $ 1,053 $ 1,028
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 2,900 2,880
Series 2023-2A, Class C, 6.32%, 3/26/33(a) ................................ 2,702 2,683
Series 2023-3A, Class B, 6.26%, 8/26/28(a) ................................ 3,625 3,660
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,319 3,346
Series 2024-1A, Class B, 5.50%, 12/27/28(a) ............................... 2,995 2,996
Series 2024-1A, Class C, 5.99%, 12/27/28(a) ............................... 1,677 1,677
105,965
ABS Other (7.0%):
Aligned Data Centers Issuer LLC ...........................................
Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100(a) ............. 3,000 2,706
Series 2021-1A, Class B, 2.48%, 8/15/46, Callable 8/15/24 @ 100(a) .............. 1,500 1,328
AMSR Trust ..........................................................
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a) .............................. 1,800 1,570
Series 2021-SFR1, Class D, 2.60%, 6/17/38(a) .............................. 1,500 1,320
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27 , Callable 11/20/24 @ 100(a) ............. 1,640 1,603
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100(a) ............. 1,700 1,646
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 1,216 1,158
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 352 352
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 5/20/27 @ 100(a) ............. 1,998 2,047
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 5/20/27 @ 100(a) .............. 563 580
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,638 1,645
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,966 1,976
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable
10/15/24 @ 100(a) .................................................. 135 134
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,890 1,934
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,337 1,384
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 1,018 1,046
CARS-DB5 LP, Series 2021-1A, Class A2, 2.28%, 8/15/51, Callable 8/15/28 @ 100(a) ..... 2,095 1,650
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 3,245 3,237
CCG Receivables Trust ...................................................
Series 2020-1, Class C, 1.84%, 12/14/27, Callable 5/14/24 @ 100(a) .............. 5,786 5,714
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100(a) ............... 4,488 4,258
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 2,493 2,555
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 10/14/27 @ 100(a) .............. 1,424 1,459
CF Hippolyta Issuer LLC, Series 2021-1A, Class B1, 1.98%, 3/15/61, Callable 3/15/24 @
100(a) ........................................................... 1,885 1,609
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 3/15/24 @ 100 ... 1,100 1,095
Conn's Receivables Funding LLC ...........................................
Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a) .............. 970 972
Series 2023-A, Class A, 8.01%, 1/17/28 , Callable 4/15/24 @ 100(a) ............... 2,319 2,323
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 2,037 2,034
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 7,626 6,690
Dell Equipment Finance Trust ..............................................
Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @ 100(a) .............. 2,347 2,319
Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100(a) ............... 1,312 1,296
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 2,125 2,142
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 12/22/25 @ 100(a) .............. 1,975 2,000
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 12/22/25 @ 100(a) .............. 3,569 3,597
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 1,164 1,174
Dext ABS LLC ........................................................
Series 2020-1, Class C, 3.03%, 11/15/27, Callable 9/15/24 @ 100(a) .............. 1,780 1,765
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ............... 8,330 8,521
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 1/15/28 @ 100(a) ............... 3,476 3,610

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 1/15/28 @ 100(a) ............... $ 1,566 $ 1,525
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 6,000 5,284
Series 2021-1A, Class C, 3.48%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,604
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) .... 4,418 3,761
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 10/20/25
@ 100(a) ......................................................... 503 478
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 2,425 2,434
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 2/25/24 @ 100(a) ...... 1,875 1,840
FirstKey Homes Trust ....................................................
Series 2021-SFR2, Class C, 1.71%, 9/17/38(a) .............................. 6,512 5,881
Series 2021-SFR2, Class D, 2.06%, 9/17/38(a) .............................. 4,500 4,087
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a) ............................. 2,470 2,279
Ford Credit Floorplan Master Owner Trust .....................................
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 3,430 3,386
Series 2023-1, Class C, 5.75%, 5/15/28 (a) ................................. 3,886 3,873
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 14,019 14,115
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 6,585 6,597
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 4,297 4,402
FRTKL, Series 2021-SFR1, Class D, 2.17%, 9/17/38(a) ........................... 1,500 1,339
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100 (a) .............. 1,538 1,610
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 1,411 1,501
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 8/20/30 @ 100(a) .............. 1,176 1,010
Greatamerica Leasing Receivables, Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28
@ 100(a) ......................................................... 910 911
HPEFS Equipment Trust ..................................................
Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100(a) .............. 12,355 12,241
Series 2021-2A, Class C, 0.88%, 9/20/28 , Callable 8/20/24 @ 100(a) .............. 915 906
Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 8/20/24 @ 100(a) .............. 4,531 4,412
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) .............. 735 741
Series 2023-2A, Class D, 6.97% , 7/21/31, Callable 9/20/26 @ 100(a) .............. 2,350 2,409
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 2,259 2,268
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @
100(a) ........................................................... 2,000 1,950
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 7/15/27 @ 100(a) 1,882 1,892
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 3,682 3,376
Series 2023-A, Class A4 , 5.50%, 12/13/38(a) ............................... 2,348 2,390
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 3/13/30 @ 100(a) .............. 638 645
MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 10/20/26 @ 100(a) ...... 486 448
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 7/20/24 @ 100(a) ... 1,042 1,028
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 6,097 5,364
Series 2021-1, Class B1, 2 .41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 1,832 1,494
NP SPE II LLC ........................................................
Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 2/20/24 @ 100(a) ............ 5,875 5,492
Series 2019-2A, Class A2, 3.10%, 11/19/49, Callable 2/19/24 @ 100(a) ............ 1,827 1,676
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 2/19/24 @ 100(a) ............ 2,562 2,405
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
8/15/25 @ 100(a) ................................................... 1,637 1,569
Progress Residential Trust .................................................
Series 2021-SFR3, Class D, 2.29%, 5/17/26(a) .............................. 2,000 1,840
Series 2021-SFR4, Class C, 2.04%, 5/17/38(a) .............................. 2,351 2,171
Series 2021-SFR4, Class D, 2.31%, 5/17/38(a) .............................. 2,500 2,301
Series 2021-SFR5 , Class D, 2.11%, 7/17/38(a) .............................. 2,000 1,807
Series 2021-SFR6, Class D, 2.23%, 7/17/38, Callable 7/17/26 @ 100(a) ............ 3,000 2,741
Series 2021-SFR7, Class B, 1.94%, 8/17/40(a) .............................. 3,250 2,795
SCF Equipment Leasing LLC ..............................................
Series 2019-2A, Class C, 3.11%, 6/21/27, Callable 5/20/24 @ 100(a) .............. 7,500 7,420
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 5/20/24 @ 100(a) .............. 1,402 1,394
Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 5/20/24 @ 100(a) .............. 3,800 3,714

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A, Class B, 1.37%, 8/20/29, Callable 8/20/25 @ 100(a) .............. $ 500 $ 478
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 8/20/25 @ 100(a) .............. 817 766
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100 (a) .............. 2,356 2,419
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 2,144 2,170
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 8/20/30 @ 100(a) ............. 2,347 2,408
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @
100(a) ........................................................... 1,800 1,786
Trinity Rail Leasing LLC .................................................
Series 2009-1A, Class A, 6.66%, 11/16/39(a) ............................... 207 208
Series 2019-1A, Class A, 3.82%, 4/17/49, Callable 2/17/24 @ 100(a) .............. 3,150 3,006
Series 2021-1A, Class A, 2.26%, 7/19/51, Callable 2/19/24 @ 100(a) .............. 899 785
Series 2022-1A, Class A, 4.55%, 5/20/52, Callable 10/21/24 @ 100(a) ............. 2,369 2,241
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 2/15/24
@ 100(a) ......................................................... 2,246 2,211
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 9,000 7,801
VB-S1 Issuer LLC ......................................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ 4,500 3,699
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 3,263 2,904
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 7,500 6,473
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @ 100(a) ............. 1,400 1,414
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 3/12/27 @ 100(a) .............. 1,077 1,111
Verizon Master Trust ....................................................
Series 2021-2, Class C, 1.38%, 4/20/28 , Callable 10/20/24 @ 100 ................ 2,000 1,936
Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ................. 1,871 1,867
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 3,866 3,884
279,822
Agency ABS Other (0.1%):
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 6.17% (SOFR90A+81bps), 10/25/65, Callable 1/25/28 @
100(b) ........................................................... 373 344
Series 2012-6, Class B, 6.46% (SOFR30A+111bps), 4/27/43, Callable 3/25/30 @ 100(b) 2,500 2,254
2,598
Total Asset-Backed Securities (Cost $847,421)
a
a
a
834,596
Collateralized Loan Obligations (3.9%)
Cash Flow CLO (3.9%):
720 East CLO IV Ltd. , Series 2024-1A, Class A2 (TSFR3M+180bps), 4/15/37(a)(b)(c) ..... 2,767 2,767
720 East CLO Ltd. ......................................................
Series 2022-1A, Class B, 8.57% (TSFR3M+325bps), 1/20/36, Callable 1/20/25 @ 100(a)
(b) ............................................................. 4,650 4,704
Series 2022-1A, Class C, 9.57% ( TSFR3M+425bps), 1/20/36, Callable 1/20/25 @ 100(a)
(b) ............................................................. 6,000 6,049
Series 2023-2A, Class A2, 7.55% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100(a)(b) ......................................................... 3,755 3,743
Series 2023-2A, Class D, 10.55% (TSFR3M+515bps), 10/15/36 , Callable 10/15/25 @
100(a)(b) ......................................................... 2,816 2,854
Series 2023-IA, Class B, 7.81% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100(a)
(b) ............................................................. 3,000 3,005
Series 2023-IA, Class D, 11.16% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @
100(a)(b) ......................................................... 5,750 5,777
Aimco CLO Ltd. .......................................................
Series 2023-20A, Class B1, 7.56% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(b) ......................................................... 2,822 2,821
Series 2023-20A, Class C1, 8.06% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(b) ......................................................... 2,822 2,820
AIMCO CLO Ltd., Series 2022-17A, Class B, 7.42% (TSFR3M+210bps), 7/20/35, Callable
7/20/24 @ 100(a)(b) ................................................. 2,000 2,002
Ballyrock CLO Ltd. .....................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A, Class B, 7.63% (LIBOR03M+231bps), 4/15/34, Callable 4/15/24 @
100(a) (b) ......................................................... $ 5,000 $ 5,000
Series 2022-20A, Class A2AR, 7.51% (TSFR3M+220bps), 7/15/34, Callable 10/15/24 @
100(a)(b) ......................................................... 3,054 3,041
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A, Class A1, 7.62% (TSFR3M+230bps), 4/20/35, Callable 4/20/24 @
100 (a)(b) ......................................................... 4,600 4,628
Series 2023-1A, Class A2, 7.97% (TSFR3M+265bps), 4/20/35, Callable 4/20/24 @
100(a)(b) ......................................................... 7,500 7,592
Series 2023-1A, Class C, 9.32% (TSFR3M+400bps), 4/20/35, Callable 4/20/24 @ 100(a)
(b) ............................................................. 1,825 1,899
Series 2023-1A, Class D, 11.48% (TSFR3M+616bps), 4/20/35, Callable 4/20/24 @
100(a)(b) ......................................................... 7,300 7,335
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A, Class C, 8.84% (TSFR3M+350bps), 10/20/35, Callable 10/20/24 @
100(a)(b) ......................................................... 2,816 2,790
Series 2023-2A, Class D1, 11.09% (TSFR3M+575bps), 10/20/35, Callable 10/20/24 @
100(a)(b) ......................................................... 4,224 4,226
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/24 @
100(a) ........................................................... 3,750 3,599
Dryden CLO Ltd., Series 2023-102A, Class A2, 7.39% (TSFR3M+200bps), 10/15/36, Callable
10/15/25 @ 100(a)(b) ................................................ 1,690 1,693
Flatiron CLO Ltd., Series 2018-1A, Class A, 6.53% (TSFR3M+121bps), 4/17/31, Callable
4/17/24 @ 100(a)(b) ................................................. 2,684 2,684
Golub Capital Partners CLO Ltd. ............................................
Series 2020-52A, Class A2, 7.38% (TSFR3M+206bps), 1/20/34, Callable 4/20/24 @
100(a)(b) ......................................................... 5,000 4,953
Series 2023-68A, Class B, 8.12% (TSFR3M+280bps), 7/25/36, Callable 7/25/25 @
100(a)(b) ......................................................... 2,345 2,368
LCM Ltd., Series 36A, Class A2, 6.98% (TSFR3M+166bps), 1/15/34, Callable 4/15/24 @
100(a)(b) ......................................................... 3,000 2,949
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 6.97% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(b) ......................................... 4,705 4,732
Mountain View CLO Ltd., Series 2013-1A, Class CRR, 7.79% (TSFR3M+246bps), 10/12/30,
Callable 4/12/24 @ 100(a)(b) .......................................... 4,000 3,875
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31,
Callable 4/19/24 @ 100(a) ............................................ 5,000 4,796
Oaktree CLO Ltd. ......................................................
Series 2022-3A, Class B1, 8.41% (TSFR3M+310bps), 7/15/35, Callable 7/15/24 @
100(a)(b) ......................................................... 3,100 3,116
Series 2022-3A, Class C, 9.46% (TSFR3M+415bps), 7/15/35, Callable 7/15/24 @ 100(a)
(b) ............................................................. 3,000 3,013
Series 2023-1A, Class B, 7.86% (TSFR3M+255bps), 4/15/36, Callable 4/15/25 @ 100(a)
(b) ............................................................. 2,250 2,259
Octagon 57 Ltd., Series 2021-1A, Class B1, 7.23% (TSFR3M+191bps), 10/15/34, Callable
4/15/24 @ 100(a)(b) ................................................. 3,000 2,995
Octagon 68 Ltd., Series 2023-1A, Class X, 6.65% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(b) ................................................ 4,703 4,702
Palmer Square Loan Funding Ltd. ...........................................
Series 2020-4A, Class B, 7.94% (TSFR3M+256bps), 11/25/28, Callable 2/25/24 @
100(a)(b) ......................................................... 5,000 5,003
Series 2022-2A, Class A2, 7.21% (TSFR3M+190bps), 10/15/30, Callable 4/15/24 @
100(a)(b) ......................................................... 3,000 2,994
Series 2023-1A, Class A2, 7.82% (TSFR3M+250bps), 7/20/31, Callable 7/20/24 @
100(a)(b) ......................................................... 5,622 5,626
Stratus CLO Ltd., Series 2021-3A, Class B, 7.13% (TSFR3M+181bps), 12/29/29, Callable
4/20/24 @ 100(a)(b) ................................................. 2,259 2,243
Trestles CLO IV Ltd., Series 2021-4A, Class B2, 2.72%, 7/21/34, Callable 4/21/24 @ 100(a) . 1,000 859
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 8.03% (TSFR3M+273bps), 1/18/35, Callable
4/18/24 @ 100(a)(b) ................................................. 5,000 4,966
Venture CLO Ltd. ......................................................
Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100(a) ........... 4,500 4,216

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-46A, Class BN, 8.32% (TSFR3M+300bps), 7/20/35, Callable 7/20/24 @
100(a)(b) ......................................................... $ 3,000 $ 3,013
Series 2023-47A, Class AJ, 7.62% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @
100(a)(b) ......................................................... 2,806 2,814
Series 2023-48A, Class B1, 8.07% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(b) ......................................................... 3,053 3,035
155,556
Total Collateralized Loan Obligations (Cost $156,028)
a
a
a
155,556
Collateralized Mortgage Obligations (9.7%)
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 4,083 4,124
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 2,427 2,445
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 2,633 2,280
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 4,603 4,665
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 2,794 2,779
16,293
Agency Commercial MBS (0.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 4,549 3,909
Series K145, Class A2, 2.58%, 5/25/32 ................................... 4,610 4,002
Federal National Mortgage Association, Series 2017-M7, Class A2, 2.96%, 2/25/27(d) ..... 2,074 1,990
9,901
Commercial MBS (9.1%):
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 6.62% (TSFR1M+129bps), 10/15/38(a)(b) ............. 3,000 2,685
Series 2021-1177, Class D, 7.27% (TSFR1M+194bps), 10/15/38(a)(b) ............. 10,600 8,908
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class C, 3.72%, 5/15/53, Callable 5/15/30 @ 100(a)(d) .......... 1,500 1,268
Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(d) .......... 3,200 2,553
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 7.18% (TSFR1M+185bps),
9/15/32(a)(b) ...................................................... 3,585 3,545
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(d) ............................. 1,450 1,377
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(d) ............................. 1,310 1,195
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(d) ............................. 12,860 11,224
BAMLL Commercial Mortgage Securities Trust .................................
Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @
100(a)(b) ......................................................... 7,485 7,030
Series 2020-BOC, Class C, 3.03%, 1/15/32(a) .............................. 5,000 3,539
BANK, Series 2017-BNK4, Class AS, 3.78%, 5/15/50, Callable 4/15/27 @ 100 .......... 5,000 4,603
BBCMS Mortgage Trust ..................................................
Series 2020-BID, Class C, 9.09% (TSFR1M+375bps), 10/15/37(a)(b) ............. 3,781 3,686
Series 2020-BID, Class D, 10.08% (TSFR1M+474bps), 10/15/37(a)(b) ............ 3,800 3,673
Series 2022-C16, Class AS, 4 .60%, 6/15/55, Callable 6/15/32 @ 100(d) ............ 1,622 1,525
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33, Callable 5/10/25 @ 100(a) ...... 5,935 5,609
Benchmark Mortgage Trust ................................................
Series 2019-B14, Class AS, 3.35%, 12/15/62, Callable 11/15/29 @ 100 ............ 5,000 4,381
Series 2021-B25, Class 300D, 3.09%, 4/15/54, Callable 4/15/31 @ 100(a)(d) ........ 2,417 1,563
Series 2022-B36, Class XA, 0.81%, 7/15/55, Callable 6/15/32 @ 100(d)(e) ......... 40,630 1,911
BPR Trust ............................................................
Series 2021-TY, Class B, 6.60% (TSFR1M+126bps), 9/15/38(a)(b) ............... 750 728
Series 2021-TY, Class D, 7.80% (TSFR1M+246bps), 9/15/38(a)(b) ............... 10,138 10,003
Series 2022-OANA, Class A, 7.23% (TSFR1M+190bps), 4/15/37(a)(b) ............ 4,500 4,496
Series 2022-OANA, Class D, 9.03% (TSFR1M+370bps), 4/15/37(a)(b) ............ 9,500 9,347
Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(b) ............. 2,804 2,801
BX Commercial Mortgage Trust ............................................
Series 2019-XL, Class B, 6.53% (TSFR1M+119 bps), 10/15/36(a)(b) .............. 7,766 7,742

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2019-XL, Class C, 6.70% (TSFR1M+136bps), 10/15/36(a)(b) .............. $ 3,117 $ 3,105
Series 2019-XL, Class D, 6.90% (TSFR1M+156bps), 10/15/36(a)(b) .............. 3,400 3,387
Series 2020-VIV4, Class X, 0.82%, 11/10/42, Callable 9/9/29 @ 100(a)(d)(e) ........ 60,200 2,133
Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .............................. 3,000 2,791
Series 2022-CSMO, Class C, 9.22% (TSFR1M+389bps), 6/15/27(a)(b) ............ 7,500 7,512
Series 2022-CSMO, Class D, 9.67% (TSFR1M+434bps), 6/15/27(a)(b) ............ 2,400 2,404
BX Mortgage Trust .....................................................
Series 2021-PAC, Class B, 6.35% (TSFR1M+101bps), 10/15/36(a)(b) ............. 3,250 3,186
Series 2022-CLS, Class C, 6.79%, 10/13/27(a) .............................. 2,500 2,290
BXP Trust ............................................................
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(d) ............................ 5,545 4,231
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(d) ............................ 3,750 2,668
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(d) ............................ 5,750 3,675
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a) .................................................. 2,000 1,659
Citigroup Commercial Mortgage Trust ........................................
Series 2020-555, Class B, 2.83%, 12/10/41(a) .............................. 4,000 3,342
Series 2020-555, Class D, 3.23%, 12/10/41(a) .............................. 5,000 4,164
COMM Mortgage Trust ..................................................
Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(d) .......... 11,600 11,035
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(d) ........... 3,000 2,925
Series 2015-PC1, Class B, 4.42%, 7/10/50, Callable 6/10/25 @ 100(d) ............. 3,399 3,219
Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a) ........... 2,660 2,562
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a) ............ 9,700 9,241
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a) ............ 8,375 6,856
CSMC Trust ..........................................................
Series 2019-UVIL, Class A, 3.16%, 12/15/41(a) ............................. 1,950 1,729
Series 2019-UVIL, Class C, 3.39%, 12/15/41(a)(d) ........................... 5,000 4,249
Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a) ........... 2,500 1,875
DBJPM Mortgage Trust ..................................................
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a) ............. 5,000 2,307
Series 2016-SFC, Class B, 3.24%, 8/10/36, Callable 8/10/26 @ 100(a) ............. 2,500 261
Extended Stay America Trust, Series 2021-ESH, Class D, 7.70% (TSFR1M+236bps),
7/15/38(a)(b) ...................................................... 4,122 4,079
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.69%, 9/10/38(a)(d) ........ 1,882 1,839
GS Mortgage Securities Corp. Trust ..........................................
Series 2019-GSA1, Class A4, 3.05%, 11/10/52, Callable 11/10/29 @ 100 ........... 4,000 3,604
Series 2019-GSA1, Class AS, 3.34%, 11/10/52, Callable 11/10/29 @ 100 ........... 5,000 4,398
Series 2020-UPTN, Class B, 2.95%, 2/10/37, Callable 2/10/25 @ 100(a) ........... 1,735 1,627
Hilton USA Trust .......................................................
Series 2016-HHV, Class B, 4.33%, 11/5/38(a)(d) ............................ 4,650 4,458
Series 2016-HHV, Class C, 4.33%, 11/5/38(a)(d) ............................ 824 785
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 12,233 11,796
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a) ............ 8,135 7,636
Series 2019-30HY, Class A, 3.23%, 7/10/39(a) .............................. 745 671
Series 2019-30HY, Class D, 3.56%, 7/10/39(a)(d) ............................ 4,947 4,167
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(d) ........................... 4,960 4,373
Series 2019-55HY, Class D, 3.04%, 12/10/41(a)(d) ........................... 5,672 4,565
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 8.83% (TSFR1M+349bps), 10/15/39(a)(b) ............ 1,900 1,883
Series 2022-LPFX, Class C, 3.95%, 3/15/32(a)(d) ............................ 2,500 2,025
Jackson Park Trust ......................................................
Series 2019-LIC, Class A, 2.77%, 10/14/39(a) .............................. 5,000 4,364
Series 2019-LIC, Class C, 3.13%, 10/14/39(a)(d) ............................ 5,000 4,260
JP Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2013-C10, Class C, 4.21%, 12/15/47, Callable 1/15/25 @ 100(d) ............ 1,692 1,516
Series 2019-OSB, Class A, 3.40%, 6/5/39, Callable 6/5/29 @ 100(a) .............. 5,000 4,538
Series 2019-OSB, Class C, 3.75%, 6/5/39, Callable 6/5/29 @ 100(a)(d) ............ 2,436 2,186
Series 2019-OSB, Class D, 3.91%, 6/5/39, Callable 6/5/29 @ 100(a) (d) ............ 2,000 1,736
Series 2021-2NU, Class D, 2.15%, 1/5/40(a) ............................... 2,700 1,857
Series 2021-2NU, Class XA, 0.15%, 1/5/40(a)(d)(e) .......................... 226,300 766
KNDL Mortgage Trust ...................................................

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2019-KNSQ, Class B, 6.48% (TSFR1M+115bps), 5/15/36(a) (b) ............ $ 2,250 $ 2,237
Series 2019-KNSQ, Class E, 7.33% (TSFR1M+200bps), 5/15/36(a)(b) ............. 2,500 2,475
Life Mortgage Trust, Series 2022-BMR2, Class C, 7.43% (TSFR1M+209bps), 5/15/39,
Callable 5/15/24 @ 100(a)(b) .......................................... 2,250 2,221
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a) .............................. 11,098 9,950
Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(d) ............................ 5,000 4,377
Series 2020-1MW, Class D, 2.41%, 9/10/39(a)(d) ............................ 4,250 3,622
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC, Class D, 7.05% (LIBOR01M+172bps), 4/15/38(a)(b) ........... 1,678 1,656
Series 2021-MHC2, Class D, 6.95% (TSFR1M+161bps), 5/15/38(a)(b) ............ 1,520 1,498
MHP, Series 2022-MHIL, Class D, 6.95% ( TSFR1M+161bps), 1/15/27(a)(b) ............ 2,279 2,232
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.90%, 11/9/43(a) .......... 2,750 1,385
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.73% (TSFR1M+239bps),
3/15/39(a)(b) ...................................................... 3,000 2,891
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a) .................. 12,912 11,134
One New York Plaza Trust, Series 2020-1NYP, Class A, 6.40% (TSFR1M+106bps), 1/15/36(a)
(b) ............................................................. 2,625 2,570
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 6.95% (LIBOR01M+161bps),
3/15/36(a)(b) ...................................................... 5,000 4,644
ORL Trust, Series 2023-GLKS, Class A, 7.68% (TSFR1M+235bps), 10/19/36(a)(b) ....... 1,880 1,883
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40(a) ....................... 2,357 2,344
SLG Office Trust .......................................................
Series 2021-OVA, Class B, 2.71%, 7/15/41(a) .............................. 4,000 3,282
Series 2021-OVA, Class C, 2.85%, 7/15/41(a) .............................. 4,000 3,233
SREIT Trust, Series 2021-MFP2, Class D, 7.02% (TSFR1M+168bps), 11/15/36(a)(b) ...... 1,000 982
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @
100(a)(d) ......................................................... 1,636 925
TTAN, Series 2021-MHC, Class D, 7.20% (TSFR1M+186bps), 3/15/38(a)(b) ............ 1,523 1,500
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-NXS3, Class B, 4.65%, 9/15/57, Callable 10/15/25 @ 100(d) .......... 2,000 1,905
Series 2015-NXS4, Class AS, 3.97%, 12/15/48, Callable 11/15/25 @ 100 ........... 3,500 3,332
Series 2015-NXS4, Class B , 4.22%, 12/15/48, Callable 11/15/25 @ 100(d) .......... 5,000 4,711
Series 2018-AUS, Class A, 4.19%, 8/17/36(a)(d) ............................ 4,200 3,935
Series 2020-C56, Class AS, 3.11%, 6/15/53, Callable 4/15/30 @ 100 .............. 2,000 1,712
Series 2021-SAVE, Class D , 7.95% (TSFR1M+261bps), 2/15/40(a)(b) ............. 1,200 1,109
361,072
Private CMO FLT (0.0%):(f)
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 6.20%
(TSFR1M+86bps), 7/19/35, Callable 2/19/24 @ 100(b) ........................ 567 531
Total Collateralized Mortgage Obligations (Cost $429,661)
a
a
a
387,797
Shares
Preferred Stocks (0.4%)
Consumer Staples (0.2%):
CHS, Inc., Series 2, 7.10%(US0003M+430bps)(b)(g) ............................. 400,000 10,220
Financials (0.2%):
Citigroup Capital XIII, 11.95%(TSFR3M+663bps), 10/30/40(b) ..................... 87,500 2,540
U.S. Bancorp, Series A, 6.60%(TSFR3M+128bps)(b)(g) ........................... 5,000 4,200
6,740
Total Preferred Stocks (Cost $15,932)
a
a
a
16,960
Principal Amount
(000)
Senior Secured Loans (1.4%)
Communication Services (0.0%):(f)
Cincinnati Bell, Inc., Term B2, First Lien, 8.61% (SOFR01M+325bps), 11/17/28(b) ....... $ 490 484
Flutter Financing BV, 7.60% (SOFR03M+225bps), 11/25/30(b) ...................... 1,400 1,393
1,877

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Consumer Discretionary (0.3%):
Academy Ltd., Refinancing Term Loans, First Lien, 9.10% (SOFR01M+375bps), 11/6/27(b) . $ 238 $ 238
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.86% (SOFR01M+350bps),
8/17/28(b) ........................................................ 431 431
Aramark Services, Inc., U.S. Term B-6 Loan, First Lien, 7.86% (SOFR01M+250bps),
6/14/30(b) ........................................................ 467 465
Carnival Corp., 2021 Incremental Term B Advance, First Lien, 8.61% (SOFR01M+325bps),
10/18/28(b) ....................................................... 492 492
Carnival Corp., Initial Advance, First Lien, 8.34% (SOFR01M+300bps), 8/8/27(b) ........ 896 895
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.07%
(SOFR03M+375bps), 10/20/27(b) ....................................... 167 170
Great Outdoors Group LLC, Term B1, First Lien, 9.11% (SOFR01M+375bps), 3/5/28(b) .... 155 154
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien, 8.11%
(SOFR01M+275bps), 8/2/28(b) ......................................... 1,945 1,941
Irb Holding Corp., Term B, First Lien, 8.11% (SOFR01M+275bps), 12/15/27(b) .......... 736 734
Light & Wonder International, Inc., Term Loan B-1, First Lien, 8.08% (SOFR01M+275bps),
4/14/29(b) ........................................................ 980 980
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.60% (SOFR03M+325bps),
2/25/28(b) ........................................................ 2,240 2,100
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.81% (SOFR03M+450bps), 1/15/27(b) ... 1,164 1,151
Topgolf Callaway Brands Corp., Initial Term Loans, First Lien, 8.86% (SOFR01M+350bps),
3/12/30(b) ........................................................ 1,985 1,979
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien, 8.59% (SOFR01M+325bps),
12/14/29(b) ....................................................... 993 993
12,723
Consumer Staples (0.0%):(f)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.83% (SOFR01M+350 bps),
10/8/27(b) ........................................................ 685 684
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loans, First Lien, 9.10%
(SOFR03M+375bps), 12/22/26(b) ....................................... 4 4
688
Financials (0.5%):
AssuredPartners, Inc., 2021 Term Loan, First Lien, 8 .86% (SOFR01M+350bps), 2/13/27(b) .. 1,407 1,401
Assuredpartners, Inc., Term Loan, First Lien, 9.11% (SOFR01M+375bps), 2/13/27(b) ...... 494 492
Blackstone CQP Holdco LP, Initial Term Loans, First Lien, 8.35% (SOFR03M+300bps),
5/26/28(b) ........................................................ 887 885
Central Parent, Inc., 2023 Term Loans, First Lien, 9.35% (SOFR03M+400bps), 7/6/29(b) ... 1,737 1,739
Delta 2 Lux Sarl, Term Loan B , First lien, 7.60% (SOFR03M+225bps), 1/15/30(b) ........ 1,500 1,498
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.36% (SOFR01M+400bps),
1/27/29(b) ........................................................ 481 480
Gtcr W Merger Sub LLC, Term Loan B, First Lien, 9/20/30(h) ....................... 2,800 2,797
Hyperion Refinance Sarl, 2023 Term Loans, First Lien, 9 .38% (SOFR03M+400bps),
3/24/30(b) ........................................................ 496 495
Medline Borrower LP, Initial Dollar Term Loans, First Lien, 8.34% (SOFR01M+300bps),
10/21/28(b) ....................................................... 211 211
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.62% (SOFR03M+525bps),
6/20/27(b) ........................................................ 4,499 4,632
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.83% (SOFR03M+350bps),
11/8/27(b) ........................................................ 2,028 2,023
OEG Borrower LLC, Initial Term Loans, First Lien, 10.38% (SOFR03M+500bps), 6/18/29(b) 494 494
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.36% (SOFR01M+400bps), 6/4/28(b) .. 237 231
Sophia LP, Term Loan B, First Lien, 8.86% (SOFR01M+350bps), 10/7/27(b) ............ 970 968
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 8.85%
(SOFR03M+350bps), 10/2/26(b) ........................................ 177 177
Whatabrands LLC, Initial Term B Loans, First Lien, 8.36% (SOFR01M+300bps), 7/21/28(b) . 178 178
Whitewater Whistler Holdings LLC, SOFR TRM C, First Lien, 8.13% (SOFR03M+275bps),
1/25/30(b) ........................................................ 488 487
19,188
Health Care (0.1%):
R1 RCM, Inc., Initial Term Loan B, First Lien, 6/21/29(h) .......................... 2,650 2,653

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Industrials (0.2%):
Berlin Packaging LLC, Tranche B-4 Term Loans, First Lien, 8.60% (SOFR03M+325bps),
3/11/28(b) ........................................................ $ 486 $ 483
Creative Artists Agency LLC, 2023 Refinancing Term Loans, First Lien, 8.86%
(SOFR01M+350bps), 11/26/28(b) ....................................... 249 249
Foundation Building Materials, Initial Term Loans, First Lien, 8.63% (SOFR03M+325bps),
1/29/28(b) ........................................................ 488 481
Graham Packaging Co., Inc., New Term Loans, First Lien, 8.36% (SOFR01M+300bps),
8/4/27(b) ......................................................... 453 452
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien, 8.60%
(SOFR01M+325bps), 7/25/30(b) ........................................ 200 199
MKS Instruments, Inc., Term Loan B, First Lien, 7.85% (SOFR01M+250bps), 8/17/29(b) ... 3,741 3,715
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 US Term Loans, First Lien, 8.61%
(SOFR01M+325bps), 9/17/28(b) ........................................ 975 975
TricorBraun Holdings, Inc., Closing Date Initial Term Loans, First Lien, 8.61%
(SOFR01M+325bps), 3/3/28(b) ......................................... 1,463 1,432
7,986
Information Technology (0.2%):
Open Text Corp., TLB, First Lien, 8.11% (SOFR01M+275bps), 1/31/30(b) .............. 6,146 6,145
Proofpoint, Inc., Initial Term Loans, First Lien, 8.61% (SOFR01M+325bps), 8/31/28(b) .... 475 472
UKG, Inc., Incremental Term Loans, First Lien, 8.58% (SOFR03M+325bps), 5/3/26(b) ..... 167 167
6,784
Materials (0.1%):
The Chemours Co., TLB, First Lien, 8.86% (SOFR01M+350bps), 8/18/28(b) ............ 3,284 3,270
Total Senior Secured Loans (Cost $54,785)
a
a
a
55,169
Corporate Bonds (17.9%)
Communication Services (0.8%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 2,500 2,360
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)(i) ..................... 1,500 1,211
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 3/1/50, Callable 9/1/49 @ 100 .................................... 1,406 1,069
5.38%, 4/1/38 , Callable 10/1/37 @ 100 ................................... 2,500 2,259
Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100 ........................... 750 631
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 2,992 3,057
Gray Television, Inc.
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ............................ 4,440 3,475
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 1,000 783
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 259 227
Nexstar Media, Inc., 4.75%, 11/1/28 , Callable 2/20/24 @ 102.38(a) ................... 256 234
Paramount Global, 4.38%, 3/15/43 .......................................... 4,610 3,331
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%,
3/20/28, Callable 3/20/27 @ 100(a) ...................................... 329 328
T-Mobile US, Inc.
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ................................ 3,418 3,111
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 2,071 2,091
Verizon Communications, Inc.
2.55%, 3/21/31, Callable 12/21/30 @ 100 ................................. 3,831 3,293
2.88% , 11/20/50, Callable 5/20/50 @ 100 .................................. 2,000 1,323
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 3,000 2,747
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 2,217 1,908
33,438
Consumer Discretionary (1.8%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(a) ...................... 940 977
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100(i) ................. 7,986 6,648

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... $ 2,161 $ 1,728
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 584 517
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) .............. 2,004 2,064
Choice Hotels International, Inc., 3.70%, 1/15/31, Callable 10/15/30 @ 100 ............. 4,000 3,484
Churchill Downs, Inc.
4.75%, 1/15/28, Callable 3/8/24 @ 101.58(a) ............................... 150 143
5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a) ................................ 1,000 967
Daimler Truck Finance North America LLC, 5.50%, 9/20/33(a) ...................... 3,292 3,378
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 2,808 2,799
General Motors Financial Co., Inc., 5.70% (H15T5Y+500bps), Callable 9/30/30 @ 100(b)(g) 1,880 1,728
Genuine Parts Co., 6.88%, 11/1/33 , Callable 8/1/33 @ 100(i) ........................ 1,566 1,754
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81(a) ....... 30 26
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 2,500 2,000
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a) ..................... 639 574
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 2,042 2,130
Marriott International, Inc., 2.75%, 10/15/33, Callable 7/15/33 @ 100 ................. 250 205
Nordstrom, Inc., 4.38%, 4/1/30 , Callable 1/1/30 @ 100 ............................ 921 806
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 ............................. 1,437 1,287
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28, Callable 3/8/24 @ 102.38(a) ...... 940 877
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 1,385 1,464
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 2,900 2,420
Sotheby's, 7.38%, 10/15/27, Callable 2/20/24 @ 101.84(a) ......................... 2,492 2,403
Tapestry, Inc., 7.85%, 11/27/33 , Callable 8/27/33 @ 100 ........................... 23,211 24,821
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 1,576 1,288
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,445 1,254
Volkswagen Group of America Finance LLC, 3.75%, 5/13/30(a)(i) .................... 4,000 3,737
71,479
Consumer Staples (1.1%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 1,625 1,315
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 11,044 7,007
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 1,150 1,101
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 2,348 2,373
BAT Capital Corp., 7.75%, 10/19/32, Callable 7/19/32 @ 100 ....................... 500 566
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 1,017 1,027
Dollar General Corp.
5.00%, 11/1/32, Callable 8/1/32 @ 100(i) .................................. 2,083 2,070
5.45%, 7/5/33, Callable 4/5/33 @ 100(i) .................................. 5,314 5,403
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100(i) ......................... 2,500 2,122
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.75%, 3/15/34, Callable
12/15/33 @ 100(a) .................................................. 1,878 1,978
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.63%, 1/15/32, Callable 1/15/27 @ 101.81 ................................ 500 426
3.75%, 12/1/31, Callable 12/1/26 @ 101.88 ................................ 2,717 2,331
6.50%, 12/1/52, Callable 6/1/52 @ 100 ................................... 444 444
Kellanova, 4.50%, 4/1/46 ................................................. 2,877 2,549
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 2,122 2,022
Pilgrim's Pride Corp., 6.25%, 7/1/33, Callable 4/1/33 @ 100 ........................ 2,000 2,046
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(a) ................... 85 76
Smithfield Foods, Inc., 2.63%, 9/13/31, Callable 6/13/31 @ 100(a) .................... 2,635 2,064
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 2,400 2,042
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 3,293 3,725
42,687
Energy (0.5%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 2,727 2,313
Cheniere Energy, Inc., 4.63%, 10/15/28, Callable 2/20/24 @ 102.31 ................... 500 484
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 1,000 933
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) ... 1,000 966
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 ............. 2,210 2,052

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Venture Global Calcasieu Pass LLC, 3.88%, 11/1/33, Callable 5/1/33 @ 100(a) ........... $ 1,979 $ 1,679
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 3,289 3,458
Viper Energy, Inc.
5.38%, 11/1/27, Callable 2/22/24 @ 101.79(a) .............................. 5,500 5,412
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,219 1,264
18,561
Financials (7.0%):
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 3,038 3,103
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 1,400 1,520
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 3,000 2,475
Athene Global Funding, 2.67%, 6/7/31(a) ...................................... 6,000 4,932
Bank of America Corp.
2.30% (SOFR+122bps), 7/21/32, Callable 7/21/31 @ 100(b) .................... 4,000 3,281
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(b) .................. 4,750 3,811
BankUnited, Inc., 5.13%, 6/11/30 , Callable 3/11/30 @ 100(i) ........................ 2,000 1,863
Blackstone Holdings Finance Co. LLC, 6.20%, 4/22/33, Callable 1/22/33 @ 100(a) ....... 1,125 1,196
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 4,058 3,685
Blue Owl Credit Income Corp.
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 750 688
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 1,875 1,789
5.50%, 3/21/25 .................................................... 4,000 3,956
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,818 1,885
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 9,050 7,528
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100 .............. 3,046 3,196
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 2,888 2,671
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) ... 5,000 3,775
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b) .................... 4,136 4,107
6.06% (SOFR+145bps), 10/24/25 , Callable 10/24/24 @ 100(b) .................. 1,750 1,747
Citizens Financial Group, Inc.
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 3,000 2,332
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(g) ...................... 922 900
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(b) .................................................. 978 687
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 1,000 960
Enact Holdings, Inc., 6.50%, 8/15/25 , Callable 2/15/25 @ 100(a) ..................... 1,666 1,662
Farm Credit Bank of Texas, 5.70% (H15T5Y+542bps), Callable 9/15/25 @ 100(a)(b)(g) .... 4,704 4,469
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100 ...... 997 1,016
Fifth Third Bancorp
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(b) .................... 3,817 3,528
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(g) ...................... 5,088 4,807
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30 , Callable 3/15/25 @ 100(b) 1,500 1,427
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(i) ........................ 3,000 2,899
Fiserv, Inc.
4.40%, 7/1/49, Callable 1/1/49 @ 100 .................................... 250 218
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 3,250 3,368
Ford Motor Credit Co. LLC, 7.35%, 3/6/30, Callable 1/6/30 @ 100 ................... 2,000 2,137
Global Atlantic Fin Co., 7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 4,226 4,697
Global Payments, Inc.
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 2,826 2,233
5.95%, 8/15/52, Callable 2/15/52 @ 100 .................................. 2,762 2,809
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 5,825 6,069
HUB International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a) ................ 469 482
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b) . 3,898 2,972
JPMorgan Chase & Co.
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(b) .................. 8,503 7,494
5.72% (SOFR+258 bps), 9/14/33, Callable 9/14/32 @ 100(b) .................... 1,676 1,725
KeyBank NA
3.90%, 4/13/29 .................................................... 3,000 2,706
4.90%, 8/8/32(i) .................................................... 4,403 3,941
KeyCorp Capital II, 6.88%, 3/17/29 .......................................... 750 742

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
KeyCorp.
3.88% (SOFRINDX+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(b) .......... $ 500 $ 496
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b) ............ 4,842 4,445
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 9,816 11,268
Morgan Stanley
1.93% ( SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(b) ............... 1,947 1,571
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b) .................... 22,175 17,693
New York Community Bancorp, Inc., 8.33% (TSFR3M+304bps), 11/6/28, Callable 5/6/24 @
100(b) ........................................................... 4,000 3,675
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 7,750 6,267
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 2,750 2,955
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 2,811 2,953
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(g)(i) ...... 5,036 4,934
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100 ................ 3,318 3,226
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)
(g) ............................................................. 8,563 8,445
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(g)(i) ..................... 15,861 15,647
5.85% (SOFR+250bps), 5/19/34 , Callable 5/19/33 @ 100(b) .................... 4,685 4,848
The PNC Financial Services Group, Inc., 4.63% (SOFRINDX+185bps), 6/6/33, Callable
6/6/32 @ 100(b) .................................................... 7,564 7,085
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(g)(i) ..................... 8,219 8,004
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(g) ...................... 6,419 5,943
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(b) ............. 4,699 5,072
U.S. Bancorp
4.84% (SOFR+160bps), 2/1/34, Callable 2/1/33 @ 100 (b) ...................... 3,000 2,889
4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b) .................... 10,609 10,051
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(g) ............................ 25,435 25,391
Willis North America, Inc., 5.35%, 5/15/33, Callable 2/15/33 @ 100 .................. 3,291 3,301
279,647
Health Care (1.1%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 2,750 2,913
Bayer U.S. Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a) ............... 5,000 4,252
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 1,625 1,460
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 5,000 4,951
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 3,000 2,818
Centene Corp., 2 .50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 4,067 3,382
CHS/Community Health System, Inc., 4.75%, 2/15/31, Callable 2/15/26 @ 102.38(a) ...... 1,000 797
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100 ........................ 3,000 2,976
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,695 2,410
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 8,525 8,227
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100 ............ 5,000 5,278
HCA, Inc., 5.90%, 6/1/53, Callable 12/1/52 @ 100 ............................... 226 230
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a) .................. 250 226
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 941 819
Tenet Healthcare Corp., 4.25%, 6/1/29, Callable 6/1/24 @ 102.13 .................... 200 185
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 3,604 2,948
43,872
Industrials (2.7%):
Acuity Brands Lighting, Inc. , 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 3,000 2,505
Alaska Airlines Pass Through Trust
4.80%, 8/15/27(a) .................................................. 4,589 4,447
8.00%, 8/15/25(a) .................................................. 2,340 2,357
American Airlines Pass Through Trust
3.60%, 10/15/29 .................................................... 1,405 1,240
3.70%, 10/15/25 .................................................... 4,195 3,956
4.00%, 7/15/25 .................................................... 3,684 3,543
4.95%, 2/15/25 .................................................... 1,211 1,177
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 2,371 2,329

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ $ 2,833 $ 2,304
5.50%, 8/11/32, Callable 5/11/32 @ 100(a) ................................ 2,000 1,987
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a) ............. 3,000 2,990
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 1,539 1,403
4.63%, 6/20/24(a) .................................................. 2,458 2,448
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 3,761 3,348
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28 (a) ......................... 595 585
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 2,042 1,691
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 4,663 4,343
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 1,485 1,505
JetBlue Pass Through Trust, 7.75%, 11/15/28(i) ................................. 3,435 3,443
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 2,110 2,062
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 1,475 1,304
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 3/8/24 @ 103.25(a) ........................................... 8,785 8,807
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 2,954 3,065
RXO, Inc. , 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 3,000 3,098
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 .................... 2,653 2,328
Spirit Aerosystems, Inc., 9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) .............. 1,500 1,573
Spirit AeroSystems, Inc., 9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) .............. 940 1,019
The Boeing Co., 5.81%, 5/1/50, Callable 11/1/49 @ 100 ........................... 10,118 10,143
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 4,556 4,205
United Airlines Pass Through Trust
3.50%, 5/1/28 ..................................................... 2,974 2,705
4.15%, 4/11/24 ..................................................... 5,315 5,294
4.30%, 8/15/25 .................................................... 2,766 2,695
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 3,792 3,672
XPO, Inc., 6.25%, 6/1/28 , Callable 6/1/25 @ 103.13(a) ............................ 9,082 9,092
108,663
Information Technology (0.7%):
Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable 5/4/33 @ 100 .................... 1,881 1,978
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (a) ........................ 219 180
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 2,935 2,802
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 1,097 970
Oracle Corp.
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 1,621 1,191
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 3,613 3,143
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 4,000 3,437
ServiceNow, Inc., 1.40%, 9/1/30, Callable 6/1/30 @ 100 ........................... 2,000 1,641
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100 ................... 500 432
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 2,804 2,954
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 5,679 4,519
Workday, Inc., 3.80%, 4/1/32, Callable 1/1/32 @ 100 ............................. 1,875 1,738
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/20/24 @
101.94(a) ......................................................... 1,250 1,113
26,098
Materials (0.5%):
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100 ................... 2,404 2,492
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 1,143 982
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 5,089 4,561
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 490 408
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 2,460 1,885
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .............. 1,300 1,098
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 894 1,056
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 4,914 4,547
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 2,778 2,466
19,495

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100 ............ $ 3,000 $ 2,311
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 3,740 3,791
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 2,250 1,708
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 4,313 3,612
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 4,692 4,849
CoStar Group, Inc., 2 .80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 5,543 4,754
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100 ......................... 1,701 1,213
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 3,528 2,948
Federal Realty OP LP, 3.50%, 6/1/30, Callable 3/1/30 @ 100 ........................ 3,000 2,744
GLP Capital LP/GLP Financing II, Inc.
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 409 344
4.00%, 1/15/30, Callable 10/15/29 @ 100 ................................. 3,726 3,405
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 1,409 1,494
Keenan Development Associates of Tennessee LLC (INS - XL Capital Assurance), 5.02%,
7/15/28(a) ........................................................ 209 203
Kilroy Realty LP, 2.50%, 11/15/32, Callable 8/15/32 @ 100 ........................ 2,750 2,101
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ...................... 1,750 1,671
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 3/8/24 @ 102.25(a) ............................... 75 70
7.25%, 7/15/28, Callable 7/15/25 @ 103.63(a) .............................. 469 486
SBA Tower Trust
2.33%, 1/15/28, Callable 7/15/26 @ 100(a) ................................ 3,000 2,661
2.59%, 10/15/31(a) .................................................. 5,000 4,039
2.84%, 1/15/25, Callable 3/8/24 @ 100(a) ................................. 2,337 2,263
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 2,947 3,026
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250 207
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 100 87
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 2,821 3,069
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 10,154 9,241
Vornado Realty LP, 3.40%, 6/1/31, Callable 3/1/31 @ 100 .......................... 2,000 1,576
63,873
Utilities (0.1%):
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 733 591
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 1,625 1,364
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a) ................ 2,997 2,831
4,786
Total Corporate Bonds (Cost $717,624)
a
a
a
712,599
Yankee Dollars (4.9%)
Communication Services (0.1%):
Rogers Communications, Inc.
3.80%, 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,700 1,545
4.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 1,750 1,500
3,045
Consumer Discretionary (0.2%):
Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @ 105.25(a) ....................... 125 137
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)(j) .............. 1,077 1,070
NCL Corp. Ltd., 8.13%, 1/15/29, Callable 1/15/26 @ 104.06(a) ...................... 2,822 2,960
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a) ................... 4,653 4,342
8,509
Consumer Staples (0.1%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a)(i) .......... 2,812 2,841
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 3,000 2,380
5,221

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Energy (0.1%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(b) ........... $ 3,000 $ 2,807
Harbour Energy PLC, 5.50%, 10/15/26, Callable 3/8/24 @ 102.75(a) .................. 1,000 980
Petroleos Mexicanos, 10.00%, 2/7/33 , Callable 11/7/32 @ 100(i) ..................... 1,000 988
4,775
Financials (2.8%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 2/20/24 @ 101(a)(i) ..................... 21,825 21,172
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(b) ............. 1,200 1,251
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a) ............ 2,810 2,509
Banco Santander SA
2.96%, 3/25/31 .................................................... 3,000 2,590
6.92%, 8/8/33 ..................................................... 3,400 3,586
Bank of Montreal, 3.09% (H15T5Y+140 bps), 1/10/37, Callable 1/10/32 @ 100(b) ........ 3,000 2,454
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(b) ........... 5,000 4,281
BBVA Bancomer SA
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(b) .................. 3,682 3,747
8.45%, 6/29/38, Callable 6/29/33 @ 100(a) ................................ 1,759 1,834
BNP Paribas SA, 2.87% (TSFR3M+139bps), 4/19/32, Callable 4/19/31 @ 100(a)(b) ....... 1,000 847
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(g) ...................... 7,250 7,091
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(b)(g) ...................... 2,600 2,463
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 2,762 2,816
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33 , Callable 10/7/31 @ 100(b) .......... 7,737 6,313
HSBC Holdings PLC
6.80%, 6/1/38(i) .................................................... 4,000 4,302
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b) .................... 1,200 1,374
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(b) ............ 2,818 2,958
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a) ...................... 3,025 2,015
Lloyds Banking Group PLC
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(b) ................. 2,000 1,883
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) ................. 1,818 2,057
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 5,850 4,788
Mizuho Financial Group, Inc., 2.56%, 9/13/31(i) ................................ 3,000 2,452
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,118 2,043
Natwest Group PLC, 3.07% (H15T1Y+255bps), 5/22/28, Callable 5/22/27 @ 100(b) ...... 1,500 1,401
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 3,912 3,921
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(b) ........................................................... 2,000 1,712
Societe Generale SA
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(b) ................ 1,250 901
6.22% (H15T1Y+320bps), 6/15/33 , Callable 6/15/32 @ 100(a)(b)(i) .............. 3,000 2,998
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(b) 2,000 1,898
UBS Group AG
2.19% (SOFR+204bps), 6/5/26, Callable 6/5/25 @ 100(a)(b) .................... 5,500 5,260
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b) .................. 4,000 3,427
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100(b) .... 2,000 1,858
110,202
Health Care (0.0%):(f)
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 1,750 1,515
Industrials (0.8%):
Air Canada Pass Through Trust
3.75%, 12/15/27(a) .................................................. 3,830 3,578
4.13%, 5/15/25(a) .................................................. 9,157 8,887
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 2,818 2,887
Avolon Holdings Funding Ltd.
3.25%, 2/15/27, Callable 12/15/26 @ 100(a) ............................... 2,550 2,366
5.50%, 1/15/26, Callable 12/15/25 @ 100(a) ............................... 3,000 2,981
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 250 244
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26,
Callable 2/20/24 @ 102.88(a) .......................................... 3,100 2,912
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ 4,680 4,790

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... $ 250 $ 260
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a)(i) ..................................................... 2,540 2,152
31,057
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 250 209
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 2,179 2,263
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 3,036 3,249
5,721
Materials (0.1%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 1,625 1,744
Freeport Indonesia PT, 5.32%, 4/14/32, Callable 1/1/32 @ 100(a) .................... 2,000 1,953
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a) .................. 450 503
4,200
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 17,800 14,289
Utilities (0.1%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 5,300 4,567
Total Yankee Dollars (Cost $195,516)
a
a
a
193,101
Municipal Bonds (1.3%)
Alabama (0.0%):(f)
City of Trussville AL, GO, Series B, 1.78%, 10/1/31, Continuously Callable @100 ........ 1,000 822
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.84%, 7/1/31, Continuously Callable
@100 ........................................................... 1,000 817
The University of Arizona Revenue, Series A, 1.82%, 6/1/30 ........................ 3,070 2,580
3,397
District of Columbia (0.1%):
District of Columbia Revenue
2.25%, 4/1/27 ..................................................... 800 744
2.68%, 4/1/31 ..................................................... 1,500 1,297
2,041
Florida (0.1%):
City of Gainesville Revenue, 2.04%, 10/1/30 ................................... 2,500 2,113
County of Miami-Dade Florida Aviation Revenue, Series B, 2.61%, 10/1/32, Continuously
Callable @100 ..................................................... 1,000 847
2,960
Illinois (0.1%):
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series B, 3.10%, 12/1/30 ..... 750 686
Illinois Finance Authority Revenue, 5.45%, 8/1/38 ............................... 1,500 1,380
2,066
Indiana (0.0%):(f)
Indiana Finance Authority Revenue
Series B, 3.08%, 9/15/27 ............................................. 1,130 1,042
Series B, 3.18%, 9/15/28 ............................................. 1,000 908
1,950
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 2,245 2,145
Maryland (0.2%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27 .............................................. 2,295 2,203
Series B, 4.15%, 6/1/28 .............................................. 2,390 2,277
Series B, 4.25%, 6/1/29 .............................................. 2,490 2,355

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series B, 4.35%, 6/1/30 .............................................. $ 1,330 $ 1,247
Series B, 4.40%, 6/1/31 .............................................. 1,385 1,284
9,366
Massachusetts (0.0%):(f)
Massachusetts State College Building Authority Revenue, Series A, 1.80%, 5/1/29 ........ 5 5
New Jersey (0.1%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25 .............................................. 2,525 2,486
Series A, 4.29%, 9/1/26 .............................................. 2,410 2,362
South Jersey Transportation Authority Revenue, Series B, 3.12%, 11/1/26 ............... 450 431
5,279
New York (0.2%):
Metropolitan Transportation Authority Revenue, Build America Bond, Series E, 6.73%,
11/15/30 ......................................................... 5,000 5,418
New York City IDA Revenue
2.34%, 1/1/35 ..................................................... 1,000 763
2.44%, 1/1/36 ..................................................... 1,250 936
7,117
Oklahoma (0.0%):(f)
The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100 1,200 988
Pennsylvania (0.1%):
City of Philadelphia PA Water & Wastewater Revenue, Series B, 1.73%, 11/1/28 .......... 1,000 892
City of Philadelphia, GO, Series A, 2.71%, 7/15/29 ............................... 1,000 909
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29 ..................................................... 1,855 1,694
Series B, 3.20%, 11/15/27 ............................................. 1,000 955
Public Parking Authority of Pittsburgh Revenue, 2.23%, 12/1/28 ..................... 730 636
5,086
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue
Series C, 2.45%, 8/1/32, Continuously Callable @100 ......................... 1,500 1,268
Series D, 5.27%, 7/1/35 .............................................. 1,175 1,215
2,483
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue, Series C, 2.19%, 1/1/29 ............ 855 755
Harris County Cultural Education Facilities Finance Corp. Revenue, 2.79%, 11/15/29 ...... 1,385 1,236
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 2.41%, 9/1/31,
Continuously Callable @100 ........................................... 1,000 839
Uptown Development Authority Tax Allocation, Series B, 2.68%, 9/1/32, Continuously
Callable @100 ..................................................... 400 327
Waco Educational Finance Corp. Revenue, 1.79%, 3/1/29 .......................... 1,500 1,317
4,474
Total Municipal Bonds (Cost $54,642)
a
a
a
50,179
U.S. Government Agency Mortgages (11.7%)
Federal Farm Credit Banks Funding Corp.
5.69%, 7/11/30 ..................................................... 4,606 4,595
Federal Home Loan Mortgage Corporation
3.00%, 1/1/52 - 5/1/52 ............................................... 6,622 5,818
3.50%, 7/1/52 ..................................................... 4,912 4,474
4.00%, 1/1/43 ..................................................... 3,599 3,457
4.50%, 11/1/42 - 10/1/52 .............................................. 12,251 11,871
5.00%, 12/1/42 - 6/1/53 .............................................. 35,179 34,843
5.50%, 4/1/36 - 6/1/53 ............................................... 15,312 15,406
6.00%, 8/1/53 ..................................................... 6,974 7,073
82,942
Federal National Mortgage Association
2.50%, 7/1/27 - 7/1/52 ............................................... 19,728 17,096
3.00%, 12/1/51 .................................................... 3,896 3,415

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
3.50%, 12/1/42 - 8/1/52 .............................................. $ 51,058 $ 46,990
4.00%, 4/1/38 - 9/1/52 ............................................... 31,069 29,540
4.50%, 6/1/52 - 9/1/52 ............................................... 20,762 20,051
5.00%, 12/1/37 - 4/1/53 .............................................. 20,843 20,725
5.50%, 6/1/52 - 10/1/52 .............................................. 8,571 8,610
6.00%, 7/1/52 - 10/1/53 .............................................. 14,330 14,552
160,979
Government National Mortgage Association
2.50%, 6/20/53 - 9/20/53 ............................................. 14,918 12,916
3.00%, 9/20/52 - 11/20/52 ............................................. 30,266 27,113
3.50%, 2/20/52 - 8/20/52 ............................................. 16,867 15,562
4.00%, 11/20/52 - 5/20/53 ............................................. 17,048 16,186
4.50%, 9/20/52 - 9/20/53 ............................................. 15,920 15,506
5.00%, 8/20/38 - 9/20/53 ............................................. 28,621 28,479
5.50%, 4/20/53 - 11/20/53 ............................................. 39,263 39,667
5.50%, 1/20/54 .................................................... 4,700 4,736
6.00%, 7/20/53 - 10/20/53 ............................................. 34,379 34,957
6.50%, 9/20/53 - 10/20/53 ............................................. —(k) –(k)
6.50%, 1/20/54 .................................................... 20,000 20,445
215,567
Total U.S. Government Agency Mortgages (Cost $468,497)
a
a
a
464,083
U.S. Treasury Obligations (25.6%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... 99,197 62,944
1.25%, 5/15/50 .................................................... 10,000 5,205
2.38%, 2/15/42 .................................................... 107,000 80,919
2.50%, 2/15/45 .................................................... 26,000 19,358
2.88%, 5/15/52 .................................................... 40,000 30,887
3.25%, 5/15/42 .................................................... 28,000 24,220
3.38%, 11/15/48 .................................................... 10,000 8,512
3.63%, 2/15/53 .................................................... 14,987 13,446
3.63%, 5/15/53 .................................................... 8,454 7,599
3.88%, 5/15/43 .................................................... 13,204 12,408
4.13%, 8/15/53 .................................................... 81,417 80,005
4.50%, 2/15/36 .................................................... 77,860 82,434
4.75%, 11/15/43 .................................................... 4,636 4,910
4.75%, 11/15/53 .................................................... 3,709 4,050
5.00%, 5/15/37 .................................................... 28,264 31,267
U.S. Treasury Notes
1.88%, 2/15/32 .................................................... 179,038 153,833
2.75%, 8/15/32 .................................................... 145,000 132,516
3.38%, 5/15/33 .................................................... 123,346 117,950
3.50%, 2/15/33 .................................................... 69,132 66,810
3.88%, 8/15/33 .................................................... 42,255 42,024
4.13%, 11/15/32 .................................................... 25,665 26,014
4.50%, 11/15/33 .................................................... 13,910 14,536
Total U.S. Treasury Obligations (Cost $1,073,576)
a
a
a
1,021,847
Commercial Paper (2.1%)
Consumer Discretionary (0.1%):
AutoNation, Inc., 5.85%, 2/1/24(a)(l) ......................................... 6,000 5,999
Energy (0.1%):
Western Midstream Operating LP, 6.31%, 3/1/24(a)(l) ............................. 3,000 2,984
Industrials (1.0%):
Aviation Capital Group LLC, 5.50%, 2/1/24(a)(l) ................................ 17,500 17,497
Global Payments, Inc.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
5.97%, 2/1/24(a)(l) .................................................. $ 5,800 $ 5,799
5.98%, 2/2/24(a)(l) .................................................. 11,900 11,896
5.99%, 2/5/24(a)(l) .................................................. 4,400 4,397
39,589
Information Technology (0.8%):
Jabil, Inc.
6.08%, 2/6/24(a)(l) .................................................. 5,000 4,995
6.09%, 2/7/24(a)(l) .................................................. 5,000 4,994
6.09%, 2/8/24(a)(l) .................................................. 5,000 4,993
6.09%, 2/9/24(a)(l) .................................................. 5,000 4,992
6.10%, 2/13/24(a)(l) ................................................. 12,000 11,974
31,948
Materials (0.1%):
International Flavors Fragnance, 5.49%, 2/14/24(a)(l) ............................. 4,540 4,531
Total Commercial Paper (Cost $85,064)
a
a
a
85,051
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(m) ....... 8,103,022 8,103
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(m) ........... 8,103,022 8,103
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(m) ............... 8,103,022 8,103
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(m) 8,103,022 8,103
Total Collateral for Securities Loaned (Cost $32,412)
a
a
a
32,412
Total Investments (Cost $4,131,158) — 100.6% 4,009,350
Liabilities in excess of other assets — (0.6)% (22,343)
NET ASSETS - 100.00% $ 3,987,007
At January 31, 2024, the Fund's investments in foreign securities were 10.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$1,671,362 (thousands) and amounted to 41.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2024.
(c) Zero-coupon bond.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2024.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(i) All or a portion of this security is on loan.
(j) Up to 7.13% of the coupon may be PIK.
(k) Rounds to less than $1 thousand.
(l) Rate represents the effective yield at January 31, 2024.
(m) Rate disclosed is the daily yield on January 31, 2024.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

Victory Portfolios III
Victory Core Plus Intermediate Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  January 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2024.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 761 3/19/24 $ 83,130,437 $ 85,481,703 $ 2,351,266
30-Year U.S. Treasury Note Futures ...... 1,015 3/19/24 117,630,656 124,178,906 6,548,250
5-Year U.S. Treasury Note Futures ....... 178 3/28/24 18,932,399 19,293,531 361,132
$ 9,260,648
Total unrealized appreciation $ 9,260,648
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 9,260,648

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Communication Services (3.1%):
AdTheorent Holding Co., Inc.(a) ............................................ 3,207 $ 9
Advantage Solutions, Inc.(a) ............................................... 13,954 56
Altice USA, Inc., Class A(a) ............................................... 30,956 76
AMC Entertainment Holdings, Inc.(a)(b) ...................................... 26,464 107
AMC Networks, Inc., Class A(a) ............................................ 4,054 73
Angi, Inc.(a) .......................................................... 10,432 25
Anterix, Inc.(a) ........................................................ 2,450 73
AST SpaceMobile, Inc.(a) ................................................. 10,619 30
Atlanta Braves Holdings, Inc.(a) ............................................ 7,737 312
ATN International, Inc. ................................................... 1,399 52
Bandwidth, Inc., Class A(a) ................................................ 3,038 42
Boston Omaha Corp., Class A(a) ............................................ 3,950 61
Bumble, Inc., Class A(a) .................................................. 13,011 179
Cable One, Inc. ........................................................ 586 322
Cardlytics, Inc.(a) ...................................................... 4,878 37
Cargurus, Inc.(a) ....................................................... 11,541 268
Cars.com, Inc.(a) ....................................................... 8,098 141
Cinemark Holdings, Inc.(a) ................................................ 14,540 201
Clear Channel Outdoor Holdings, Inc.(a) ...................................... 56,686 98
Cogent Communications Holdings, Inc. ....................................... 5,806 448
Consolidated Communications Holdings, Inc.(a) ................................. 9,816 43
Daily Journal Corp.(a) ................................................... 160 51
DHI Group, Inc.(a) ...................................................... 5,150 12
EchoStar Corp., Class A(a) ................................................ 16,015 214
Emerald Holding, Inc.(a) ................................................. 1,981 12
Endeavor Group Holdings, Inc., Class A ....................................... 25,478 631
Entravision Communications Corp., Class A .................................... 7,927 32
Eventbrite, Inc., Class A(a) ................................................ 10,523 88
EverQuote, Inc., Class A(a) ................................................ 2,927 37
FingerMotion, Inc.(a) .................................................... 3,652 9
Frontier Communications Parent, Inc.(a) ...................................... 29,220 720
fuboTV, Inc.(a) ........................................................ 37,627 94
Gannett Co., Inc.(a) ..................................................... 16,910 42
GCI Liberty, Inc.(a)(c)(c) ................................................. 12,260 —(d)
Getty Images Holdings, Inc.(a)(b) ........................................... 25,122 108
Globalstar, Inc.(a) ...................................................... 101,429 161
Gogo, Inc.(a) .......................................................... 8,242 73
Gray Television, Inc. .................................................... 11,117 106
IAC, Inc.(a) ........................................................... 9,975 501
IDT Corp., Class B(a) .................................................... 2,152 74
iHeartMedia, Inc., Class A(a) .............................................. 15,289 41
Innovid Corp.(a) ....................................................... 11,878 18
Integral Ad Science Holding Corp.(a) ......................................... 7,397 108
Iridium Communications, Inc. .............................................. 14,810 537
John Wiley & Sons, Inc., Class A ............................................ 5,713 193
Liberty Global Ltd., Class C(a) ............................................. 46,246 968
Liberty Media Corp.-Liberty Live(a) ......................................... 11,014 411
Liberty Media Corp.-Liberty SiriusXM(a) ..................................... 38,846 1,179
Lions Gate Entertainment Corp., Class A(a) .................................... 23,786 248
Lumen Technologies, Inc.(a) ............................................... 132,370 162
Madison Square Garden Entertainment Corp.(a) ................................. 5,308 177
Madison Square Garden Sports Corp.(a) ....................................... 2,192 406
Magnite, Inc.(a) ........................................................ 16,140 143
Match Group, Inc.(a) .................................................... 36,168 1,388
MediaAlpha, Inc., Class A(a) .............................................. 2,592 33
National CineMedia, Inc.(a) ............................................... 8,559 35
News Corp., Class A ..................................................... 65,496 1,614
Nexstar Media Group, Inc. ................................................ 4,281 761
Nextdoor Holdings, Inc.(a) ................................................ 19,620 30
Ooma, Inc.(a) ......................................................... 3,074 33
Outbrain, Inc.(a) ....................................................... 4,523 18

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Paramount Global, Class B(b) .............................................. 78,644 $ 1,147
Playstudios, Inc.(a) ...................................................... 11,429 25
PubMatic, Inc., Class A(a) ................................................ 5,359 81
QuinStreet, Inc.(a) ...................................................... 6,598 84
Reservoir Media, Inc.(a) .................................................. 4,577 32
Roku, Inc.(a) .......................................................... 16,630 1,464
Rumble, Inc.(a)(b) ...................................................... 8,459 58
Saga Communications, Inc., Class A ......................................... 613 15
Scholastic Corp. ........................................................ 3,417 131
Shenandoah Telecommunications Co. ........................................ 6,115 125
Shutterstock, Inc. ....................................................... 3,249 153
Sinclair, Inc. .......................................................... 4,731 74
Sphere Entertainment Co.(a) ............................................... 3,590 127
Spok Holdings, Inc. ..................................................... 2,435 40
Stagwell, Inc.(a) ........................................................ 15,448 101
System1, Inc.(a)(b) ...................................................... 2,539 5
TechTarget, Inc.(a) ...................................................... 3,408 116
TEGNA, Inc. .......................................................... 26,014 406
Telephone and Data Systems, Inc. ........................................... 13,202 254
The E.W. Scripps Co., Class A(a) ........................................... 8,074 64
The Marcus Corp. ...................................................... 3,135 43
The New York Times Co., Class A ........................................... 21,377 1,038
Thryv Holdings, Inc.(a) .................................................. 4,132 84
Tingo Group, Inc.(a)(b)(c)(c) ............................................... 13,184 —
TKO Group Holdings, Inc. ................................................ 8,367 700
Townsquare Media, Inc., Class A ............................................ 1,416 15
Travelzoo(a) .......................................................... 1,036 9
TripAdvisor, Inc.(a) ..................................................... 13,801 298
TrueCar, Inc.(a) ........................................................ 9,355 33
United States Cellular Corp.(a) ............................................. 1,876 83
Urban One, Inc.(a) ...................................................... 3,266 12
Vimeo, Inc.(a) ......................................................... 19,175 76
Vivid Seats, Inc., Class A(a) ............................................... 5,615 32
Warner Music Group Corp., Class A ......................................... 17,520 639
WideOpenWest, Inc.(a) ................................................... 6,475 24
Yelp, Inc.(a) ........................................................... 8,544 374
Ziff Davis, Inc.(a) ....................................................... 6,066 409
ZipRecruiter, Inc.(a) ..................................................... 8,330 116
ZoomInfo Technologies, Inc.(a) ............................................. 39,220 629
23,237
Consumer Discretionary (13.2%):
1-800-Flowers.com, Inc., Class A(a) ......................................... 3,837 40
1stdibs.com, Inc.(a) ..................................................... 3,307 15
Abercrombie & Fitch Co.(a) ............................................... 6,548 667
Academy Sports & Outdoors, Inc. ........................................... 9,759 612
Accel Entertainment, Inc.(a) ............................................... 7,495 77
Acushnet Holdings Corp. ................................................. 4,087 259
ADT, Inc. ............................................................ 42,502 278
Adtalem Global Education, Inc.(a) ........................................... 5,199 262
Advance Auto Parts, Inc. ................................................. 7,881 527
Allurion Technologies, Inc.(a) .............................................. 4,837 14
American Axle & Manufacturing Holdings, Inc.(a) ............................... 14,805 120
American Eagle Outfitters, Inc. ............................................. 24,226 480
American Outdoor Brands, Inc.(a) ........................................... 1,639 14
American Public Education, Inc.(a) .......................................... 2,288 24
America's Car-Mart, Inc.(a) ................................................ 773 47
AMMO, Inc.(a) ........................................................ 11,821 26
Aramark ............................................................. 34,747 1,010
Arhaus, Inc.(a) ......................................................... 5,190 61
Arko Corp. ........................................................... 9,287 72
Asbury Automotive Group, Inc.(a) ........................................... 2,740 573
AutoNation, Inc.(a) ..................................................... 3,645 509

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Bally's Corp.(a) ........................................................ 5,219 $ 59
BARK, Inc.(a) ......................................................... 14,074 14
Bassett Furniture Industries, Inc. ............................................ 1,090 17
Bath & Body Works, Inc. ................................................. 30,368 1,295
Beazer Homes USA, Inc.(a) ............................................... 3,916 124
Beyond, Inc.(a) ........................................................ 5,960 131
Big 5 Sporting Goods Corp.(b) ............................................. 2,820 14
Big Lots, Inc. .......................................................... 3,641 21
Biglari Holdings, Inc., Class B(a) ........................................... 276 43
BJ's Restaurants, Inc.(a) .................................................. 2,987 103
Bloomin' Brands, Inc.(b) .................................................. 11,400 303
Boot Barn Holdings, Inc.(a) ............................................... 4,008 288
BorgWarner, Inc. ....................................................... 31,273 1,060
Bowlero Corp., Class A(a)(b) .............................................. 11,295 122
Boyd Gaming Corp. ..................................................... 9,166 582
Bright Horizons Family Solutions, Inc.(a) ..................................... 7,658 752
Brinker International, Inc.(a) ............................................... 5,818 249
Brunswick Corp. ....................................................... 9,059 731
Build-A-Bear Workshop, Inc. .............................................. 1,767 40
Burlington Stores, Inc.(a) ................................................. 8,595 1,643
Caesars Entertainment, Inc.(a) .............................................. 27,519 1,207
Caleres, Inc. .......................................................... 4,527 142
Camping World Holdings, Inc., Class A ....................................... 5,463 136
Canoo, Inc.(a)(b) ....................................................... 86,633 18
Capri Holdings Ltd.(a) ................................................... 15,165 739
CarMax, Inc.(a) ........................................................ 21,140 1,505
CarParts.com, Inc.(a) .................................................... 7,067 19
Carriage Services, Inc. ................................................... 1,747 43
Carrols Restaurant Group, Inc. ............................................. 4,603 43
Carter's, Inc. .......................................................... 4,788 362
Carvana Co.(a)(b) ...................................................... 12,587 542
Cava Group, Inc.(a) ..................................................... 10,966 513
Cavco Industries, Inc.(a) .................................................. 1,034 343
Century Casinos, Inc.(a) .................................................. 3,487 12
Century Communities, Inc. ................................................ 3,797 329
Chegg, Inc.(a) ......................................................... 14,951 147
Chewy, Inc., Class A(a) .................................................. 15,560 277
Choice Hotels International, Inc.(b) .......................................... 4,033 488
Churchill Downs, Inc. .................................................... 8,902 1,077
Chuy's Holdings, Inc.(a) .................................................. 2,285 77
Citi Trends, Inc.(a) ...................................................... 1,092 29
Clarus Corp. .......................................................... 3,892 23
Columbia Sportswear Co. ................................................. 4,580 363
ContextLogic, Inc., Class A(a) .............................................. 2,697 12
Cooper-Standard Holdings, Inc.(a) ........................................... 2,238 39
Coursera, Inc.(a) ....................................................... 14,953 286
Cracker Barrel Old Country Store, Inc.(b) ..................................... 2,899 224
Cricut, Inc., Class A ..................................................... 5,848 31
Crocs, Inc.(a) .......................................................... 7,808 792
Dana, Inc. ............................................................ 19,175 260
Dave & Buster's Entertainment, Inc.(a) ....................................... 5,287 283
Denny's Corp.(a) ....................................................... 6,786 72
Designer Brands, Inc., Class A ............................................. 5,594 48
Destination XL Group, Inc.(a) .............................................. 7,346 31
Dick's Sporting Goods, Inc. ................................................ 7,632 1,138
Dillard's, Inc., Class A ................................................... 1,127 436
Dine Brands Global, Inc. ................................................. 1,916 89
Dorman Products, Inc.(a) ................................................. 3,515 286
Dream Finders Homes, Inc., Class A(a) ....................................... 2,903 95
Duluth Holdings, Inc., Class B(a) ........................................... 2,617 13
Duolingo, Inc.(a) ....................................................... 4,618 826
Dutch Bros, Inc., Class A(a) ............................................... 7,225 194
El Pollo Loco Holdings, Inc.(a) ............................................. 3,734 35

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Envela Corp.(a) ........................................................ 972 $ 4
Escalade, Inc. ......................................................... 1,199 19
Ethan Allen Interiors, Inc. ................................................. 3,054 89
Etsy, Inc.(a) ........................................................... 15,885 1,057
European Wax Center, Inc., Class A(a) ........................................ 4,443 66
Everi Holdings, Inc.(a) ................................................... 11,103 116
EVgo, Inc.(a)(b) ........................................................ 12,989 30
Figs, Inc., Class A(a) .................................................... 20,718 119
First Watch Restaurant Group, Inc.(a) ........................................ 3,304 71
Fisker, Inc.(a)(b) ....................................................... 26,648 21
Five Below, Inc.(a) ...................................................... 7,195 1,291
Floor & Decor Holdings, Inc., Class A(a) ...................................... 14,015 1,409
Foot Locker, Inc. ....................................................... 10,896 307
Fox Factory Holding Corp.(a) .............................................. 5,645 356
Frontdoor, Inc.(a) ....................................................... 10,605 347
Full House Resorts, Inc.(a) ................................................ 4,345 21
Funko, Inc., Class A(a) ................................................... 4,077 29
GameStop Corp., Class A(a)(b) ............................................. 35,625 507
Garrett Motion, Inc.(a) ................................................... 31,238 268
Genesco, Inc.(a) ........................................................ 1,427 40
Genius Sports Ltd.(a) .................................................... 16,880 113
Gentex Corp. .......................................................... 31,140 1,032
Gentherm, Inc.(a) ....................................................... 4,328 208
G-III Apparel Group Ltd.(a) ............................................... 5,392 162
Golden Entertainment, Inc. ................................................ 2,808 108
GoPro, Inc., Class A(a) ................................................... 16,357 49
Graham Holdings Co., Class B ............................................. 457 329
Grand Canyon Education, Inc.(a) ............................................ 3,930 513
Green Brick Partners, Inc.(a) ............................................... 5,613 293
Group 1 Automotive, Inc. ................................................. 1,783 464
Groupon, Inc.(a)(b) ..................................................... 2,218 30
GrowGeneration Corp.(a) ................................................. 7,632 18
Guess?, Inc. ........................................................... 3,564 80
H&R Block, Inc. ....................................................... 19,020 891
Hamilton Beach Brands Holding Co., Class A ................................... 795 15
Hanesbrands, Inc. ....................................................... 46,327 208
Harley-Davidson, Inc. ................................................... 18,521 601
Hasbro, Inc. ........................................................... 17,375 851
Haverty Furniture Cos., Inc. ............................................... 1,794 61
Helen of Troy Ltd.(a) .................................................... 3,138 359
Hibbett, Inc. .......................................................... 1,531 102
Hilton Grand Vacations, Inc.(a) ............................................. 12,072 503
Holley, Inc.(a) ......................................................... 6,638 32
Hooker Furnishings Corp. ................................................. 1,403 32
Hovnanian Enterprises, Inc., Class A(a) ....................................... 628 106
Hyatt Hotels Corp., Class A ................................................ 5,767 740
Inspired Entertainment, Inc.(a) ............................................. 3,282 30
Installed Building Products, Inc. ............................................ 3,161 616
International Game Technology PLC ......................................... 14,083 366
iRobot Corp.(a)(b) ...................................................... 3,598 49
J. Jill, Inc.(a) .......................................................... 648 15
Jack in the Box, Inc. ..................................................... 2,570 200
JAKKS Pacific, Inc.(a) ................................................... 981 31
Johnson Outdoors, Inc., Class A ............................................ 1,114 50
Kandi Technologies Group, Inc.(a) .......................................... 9,740 26
KB Home ............................................................ 10,250 611
Kohl's Corp. .......................................................... 14,090 363
Kontoor Brands, Inc. .................................................... 7,397 434
Krispy Kreme, Inc.(b) .................................................... 10,311 137
Kura Sushi USA, Inc., Class A(a) ........................................... 737 72
Lands' End, Inc.(a) ...................................................... 1,543 15
Landsea Homes Corp.(a) ................................................. 1,854 23
Latham Group, Inc.(a) ................................................... 4,962 13

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Laureate Education, Inc. .................................................. 17,181 $ 217
La-Z-Boy, Inc. ......................................................... 5,682 198
LCI Industries ......................................................... 3,249 362
Lear Corp. ............................................................ 7,779 1,034
Legacy Housing Corp.(a) ................................................. 1,377 33
Leggett & Platt, Inc. ..................................................... 17,540 407
Leslie's, Inc.(a) ........................................................ 23,739 159
Levi Strauss & Co., Class A ............................................... 11,729 191
LGI Homes, Inc.(a) ..................................................... 2,749 324
Life Time Group Holdings, Inc.(a) ........................................... 7,760 103
Lifetime Brands, Inc. .................................................... 1,528 12
Light & Wonder, Inc.(a) .................................................. 12,414 998
Lincoln Educational Services Corp.(a) ........................................ 3,642 33
Lindblad Expeditions Holdings, Inc.(a) ....................................... 4,799 44
Lithia Motors, Inc. ...................................................... 3,603 1,062
Lucid Group, Inc.(a)(b) ................................................... 117,029 396
Luminar Technologies, Inc.(a)(b) ............................................ 34,382 94
M/I Homes, Inc.(a) ...................................................... 3,693 471
Macy's, Inc. ........................................................... 36,441 667
Malibu Boats, Inc., Class A(a) .............................................. 2,653 111
Marine Products Corp. ................................................... 1,424 15
MarineMax, Inc.(a) ..................................................... 2,612 73
Marriott Vacations Worldwide Corp. ......................................... 4,345 364
MasterCraft Boat Holdings, Inc.(a) .......................................... 2,235 43
Mattel, Inc.(a) ......................................................... 46,886 839
MDC Holdings, Inc. ..................................................... 8,021 502
Meritage Homes Corp. ................................................... 4,760 788
Mister Car Wash, Inc.(a)(b) ................................................ 12,141 101
Mobileye Global, Inc., Class A(a)(b) ......................................... 11,909 308
Modine Manufacturing Co.(a) .............................................. 6,811 471
Mohawk Industries, Inc.(a) ................................................ 7,027 733
Monarch Casino & Resort, Inc. ............................................. 1,786 123
Monro, Inc. ........................................................... 4,063 129
Motorcar Parts of America, Inc.(a) ........................................... 2,505 23
Movado Group, Inc. ..................................................... 2,014 56
Murphy USA, Inc. ...................................................... 2,603 918
Nathan's Famous, Inc. .................................................... 377 27
National Vision Holdings, Inc.(a) ............................................ 10,280 195
Nerdy, Inc.(a) .......................................................... 8,890 27
Newell Brands, Inc. ..................................................... 55,262 460
Noodles & Co.(a) ....................................................... 4,145 11
Nordstrom, Inc. ........................................................ 13,048 237
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 56,345 1,003
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 8,220 591
OneSpaWorld Holdings Ltd.(a) ............................................. 11,862 162
OneWater Marine, Inc.(a) ................................................. 1,400 35
Oxford Industries, Inc. ................................................... 1,999 190
Papa John's International, Inc. .............................................. 4,311 317
Patrick Industries, Inc. ................................................... 2,815 283
Peloton Interactive, Inc., Class A(a) .......................................... 41,903 233
Penn Entertainment, Inc.(a) ................................................ 19,973 450
Penske Automotive Group, Inc. ............................................. 2,485 369
Perdoceo Education Corp. ................................................. 8,500 154
Petco Health & Wellness Co., Inc.(a) ......................................... 20,105 48
PetMed Express, Inc. .................................................... 2,697 17
Phinia, Inc. ........................................................... 6,136 186
Planet Fitness, Inc., Class A(a) ............................................. 11,342 769
Playa Hotels & Resorts NV(a) .............................................. 13,813 115
PlayAGS, Inc.(a) ....................................................... 5,031 44
Polaris, Inc. ........................................................... 7,088 638
Portillo's, Inc., Class A(a) ................................................. 6,364 87
Potbelly Corp.(a) ....................................................... 2,796 35
PVH Corp. ........................................................... 8,048 968

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
QuantumScape Corp.(a)(b) ................................................ 43,429 $ 296
Qurate Retail, Inc., Class A(a) .............................................. 47,526 38
Ralph Lauren Corp. ..................................................... 5,140 738
RCI Hospitality Holdings, Inc. ............................................. 1,108 68
Red Robin Gourmet Burgers, Inc.(a) ......................................... 1,941 20
Red Rock Resorts, Inc., Class A ............................................. 6,573 359
Revolve Group, Inc.(a) ................................................... 5,264 76
RH(a) ............................................................... 2,002 507
Rocky Brands, Inc. ...................................................... 914 26
Rover Group, Inc.(a) .................................................... 14,310 157
Rush Street Interactive, Inc.(a) ............................................. 8,709 45
Sabre Corp.(a) ......................................................... 47,518 195
Sally Beauty Holdings, Inc.(a) .............................................. 14,018 173
SeaWorld Entertainment, Inc.(a) ............................................ 8,419 416
Service Corp. International ................................................ 19,374 1,300
Shake Shack, Inc., Class A(a) .............................................. 5,003 378
SharkNinja, Inc. ........................................................ 7,737 361
Shoe Carnival, Inc. ...................................................... 2,162 55
Signet Jewelers Ltd. ..................................................... 5,630 560
Six Flags Entertainment Corp.(a) ............................................ 11,052 279
Skechers USA, Inc., Class A(a) ............................................. 17,676 1,104
Skyline Champion Corp.(a) ................................................ 7,510 514
Sleep Number Corp.(a) ................................................... 2,811 29
Smith & Wesson Brands, Inc. .............................................. 6,026 79
Snap One Holdings Corp.(a) ............................................... 2,322 18
Soho House & Co., Inc.(a)(b) .............................................. 6,795 42
Solid Power, Inc.(a)(b) ................................................... 17,846 29
Solo Brands, Inc., Class A(a) ............................................... 3,536 10
Sonic Automotive, Inc., Class A ............................................ 1,647 83
Sonos, Inc.(a) ......................................................... 15,557 242
Sportsman's Warehouse Holdings, Inc.(a) ...................................... 4,809 19
Standard Motor Products, Inc. .............................................. 2,486 100
Steven Madden Ltd. ..................................................... 9,429 395
Stitch Fix, Inc., Class A(a) ................................................ 11,562 37
Stoneridge, Inc.(a) ...................................................... 3,505 62
Strategic Education, Inc. .................................................. 3,170 298
Stride, Inc.(a) .......................................................... 5,501 330
Sturm Ruger & Co., Inc. .................................................. 2,307 101
Superior Group of Cos., Inc. ............................................... 1,505 20
Sweetgreen, Inc., Class A(a) ............................................... 11,944 128
Tapestry, Inc. .......................................................... 30,550 1,185
Target Hospitality Corp.(a)(b) .............................................. 4,438 43
Taylor Morrison Home Corp.(a) ............................................ 13,851 722
Tempur Sealy International, Inc. ............................................ 22,341 1,115
Texas Roadhouse, Inc. ................................................... 8,889 1,118
The Aaron's Co., Inc. .................................................... 3,891 40
The Buckle, Inc. ........................................................ 4,137 154
The Cato Corp., Class A .................................................. 2,279 15
The Cheesecake Factory, Inc. .............................................. 6,308 217
The Children's Place, Inc.(a) ............................................... 1,547 34
The Gap, Inc. .......................................................... 28,191 527
The Goodyear Tire & Rubber Co.(a) ......................................... 37,725 526
The Lovesac Co.(a) ..................................................... 1,824 42
The ODP Corp.(a) ...................................................... 4,837 247
The ONE Group Hospitality, Inc.(a) .......................................... 3,269 14
The RealReal, Inc.(a) .................................................... 10,884 21
The Wendy's Co. ....................................................... 25,198 481
Thor Industries, Inc. ..................................................... 6,796 768
ThredUp, Inc., Class A(a) ................................................. 9,969 20
Tile Shop Holdings, Inc.(a) ................................................ 3,420 22
Tilly's, Inc., Class A(a) ................................................... 2,957 22
Toll Brothers, Inc. ...................................................... 14,234 1,414
TopBuild Corp.(a) ...................................................... 4,227 1,560

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Topgolf Callaway Brands Corp.(a) ........................................... 18,874 $ 249
Traeger, Inc.(a) ........................................................ 10,059 22
Travel + Leisure Co. ..................................................... 9,347 378
Tri Pointe Homes, Inc.(a) ................................................. 12,688 438
Udemy, Inc.(a) ......................................................... 9,024 123
Under Armour, Inc., Class A(a) ............................................. 44,905 342
Unifi, Inc.(a) .......................................................... 2,049 13
Universal Technical Institute, Inc.(a) ......................................... 4,370 62
Upbound Group, Inc. .................................................... 6,396 212
Urban Outfitters, Inc.(a) .................................................. 7,809 297
Vail Resorts, Inc. ....................................................... 5,037 1,118
Valvoline, Inc. ......................................................... 17,370 634
Vera Bradley, Inc.(a) ..................................................... 3,017 23
VF Corp. ............................................................. 49,067 808
Victoria's Secret & Co.(a) ................................................. 9,207 240
Vista Outdoor, Inc.(a) .................................................... 7,014 197
Visteon Corp.(a) ........................................................ 3,676 424
Vizio Holding Corp., Class A(a) ............................................ 9,260 65
VOXX International Corp.(a) .............................................. 1,514 13
W.W. International, Inc.(a) ................................................ 10,279 39
Warby Parker, Inc., Class A(a) .............................................. 11,245 143
Wayfair, Inc., Class A(a) .................................................. 11,152 560
Weyco Group, Inc. ...................................................... 728 23
Whirlpool Corp. ........................................................ 7,136 782
Williams-Sonoma, Inc. ................................................... 8,035 1,554
Wingstop, Inc. ......................................................... 3,838 1,079
Winmark Corp. ........................................................ 385 139
Winnebago Industries, Inc. ................................................ 3,868 254
Wolverine World Wide, Inc. ............................................... 10,294 86
Worthington Enterprises, Inc. .............................................. 4,147 237
Wyndham Hotels & Resorts, Inc. ............................................ 10,849 845
Wynn Resorts Ltd. ...................................................... 12,812 1,210
XPEL, Inc.(a) ......................................................... 2,863 153
Xponential Fitness, Inc., Class A(a) .......................................... 2,967 33
YETI Holdings, Inc.(a) ................................................... 11,534 507
Zumiez, Inc.(a) ........................................................ 2,126 37
97,406
Consumer Staples (3.4%):
Alico, Inc. ............................................................ 700 21
B&G Foods, Inc.(b) ..................................................... 10,269 103
BellRing Brands, Inc.(a) .................................................. 17,390 961
Beyond Meat, Inc.(a)(b) .................................................. 8,140 54
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 17,694 1,138
BRC, Inc., Class A(a)(b) .................................................. 8,140 31
Calavo Growers, Inc. .................................................... 2,225 58
Cal-Maine Foods, Inc. ................................................... 5,430 301
Casey's General Stores, Inc. ............................................... 4,962 1,347
Celsius Holdings, Inc.(a) .................................................. 19,343 965
Central Garden & Pet Co., Class A(a) ........................................ 6,655 275
Coca-Cola Consolidated, Inc. .............................................. 632 544
Coty, Inc., Class A(a) .................................................... 52,172 630
Darling Ingredients, Inc.(a) ................................................ 21,062 912
Edgewell Personal Care Co. ............................................... 6,617 245
elf Beauty, Inc.(a) ....................................................... 7,036 1,122
Energizer Holdings, Inc. .................................................. 8,854 280
Flowers Foods, Inc. ..................................................... 26,105 595
Fresh Del Monte Produce, Inc. ............................................. 5,049 124
Freshpet, Inc.(a) ........................................................ 6,269 540
Grocery Outlet Holding Corp.(a) ............................................ 12,198 302
Herbalife Ltd.(a) ....................................................... 12,819 154
HF Foods Group, Inc.(a) .................................................. 4,914 25
Ingles Markets, Inc., Class A ............................................... 1,924 162

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Ingredion, Inc. ......................................................... 8,642 $ 930
Inter Parfums, Inc. ...................................................... 2,412 336
Ispire Technology, Inc.(a) ................................................. 1,601 18
J & J Snack Foods Corp. .................................................. 2,009 320
John B Sanfilippo & Son, Inc. .............................................. 1,175 126
Lancaster Colony Corp. .................................................. 2,566 472
Lifeway Foods, Inc.(a) ................................................... 535 7
Limoneira Co. ......................................................... 2,184 40
Mama's Creations, Inc.(a) ................................................. 3,718 16
Maplebear, Inc.(a)(b) .................................................... 18,045 442
Medifast, Inc. ......................................................... 1,430 78
MGP Ingredients, Inc. .................................................... 1,843 157
Mission Produce, Inc.(a) .................................................. 5,725 57
Molson Coors Beverage Co., Class B ......................................... 25,832 1,596
National Beverage Corp.(a) ................................................ 2,881 133
Natural Grocers by Vitamin Cottage, Inc. ...................................... 1,282 19
Nature's Sunshine Products, Inc.(a) .......................................... 1,974 34
Nu Skin Enterprises, Inc., Class A ........................................... 6,504 121
Oil-Dri Corp. of America ................................................. 647 42
Olaplex Holdings, Inc.(a) ................................................. 17,134 39
Performance Food Group Co.(a) ............................................ 20,201 1,468
Post Holdings, Inc.(a) .................................................... 6,504 604
PriceSmart, Inc. ........................................................ 3,237 246
Reynolds Consumer Products, Inc. .......................................... 7,250 197
Safety Shot, Inc.(a)(b) ................................................... 4,776 15
Seaboard Corp. ........................................................ 34 123
Seneca Foods Corp., Class A(a) ............................................. 730 39
Sovos Brands, Inc.(a) .................................................... 6,657 147
SpartanNash Co. ....................................................... 4,550 102
Spectrum Brands Holdings, Inc. ............................................ 4,562 359
Sprouts Farmers Market, Inc.(a) ............................................ 13,523 681
The Andersons, Inc. ..................................................... 4,263 225
The Beauty Health Co.(a) ................................................. 11,426 33
The Boston Beer Co., Inc., Class A(a) ........................................ 1,254 438
The Chefs' Warehouse, Inc.(a) .............................................. 4,660 148
The Duckhorn Portfolio, Inc.(a) ............................................. 6,716 58
The Hain Celestial Group, Inc.(a) ........................................... 11,844 127
The Honest Co., Inc.(a) ................................................... 7,844 22
The Simply Good Foods Co.(a) ............................................. 12,043 455
The Vita Coco Co., Inc.(a) ................................................ 4,646 91
Tootsie Roll Industries, Inc. ................................................ 1,847 60
TreeHouse Foods, Inc.(a) ................................................. 7,344 309
Turning Point Brands, Inc. ................................................ 2,251 55
United Natural Foods, Inc.(a) .............................................. 7,808 116
Universal Corp. ........................................................ 3,183 184
US Foods Holding Corp.(a) ................................................ 32,638 1,502
USANA Health Sciences, Inc.(a) ............................................ 1,487 70
Utz Brands, Inc. ........................................................ 8,763 155
Vector Group Ltd. ...................................................... 17,906 187
Village Super Market, Inc., Class A .......................................... 1,172 30
Vital Farms, Inc.(a) ..................................................... 3,494 50
WD-40 Co. ........................................................... 1,794 465
Weis Markets, Inc. ...................................................... 2,181 133
Westrock Coffee Co.(a)(b) ................................................ 3,901 40
Whole Earth Brands, Inc.(a) ............................................... 4,022 16
WK Kellogg Co. ....................................................... 9,492 123
24,945
Energy (4.4%):
Aemetis, Inc.(a)(b) ...................................................... 4,780 17
American Resources Corp.(a)(b) ............................................ 7,004 9
Amplify Energy Corp.(a) ................................................. 5,115 31
Antero Midstream Corp. .................................................. 45,014 551

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Antero Resources Corp.(a) ................................................ 37,100 $ 829
APA Corp. ............................................................ 40,839 1,279
Archrock, Inc. ......................................................... 17,910 293
Ardmore Shipping Corp. .................................................. 4,680 78
Atlas Energy Solutions, Inc. ............................................... 7,308 127
Berry Corp. ........................................................... 9,900 66
Bristow Group, Inc.(a) ................................................... 3,665 97
Cactus, Inc., Class A ..................................................... 8,589 365
California Resources Corp. ................................................ 7,670 366
Callon Petroleum Co.(a) .................................................. 6,971 224
Centrus Energy Corp., Class A(a) ........................................... 1,712 86
ChampionX Corp. ...................................................... 25,862 709
Chesapeake Energy Corp.(b) ............................................... 14,559 1,123
Chord Energy Corp. ..................................................... 5,319 818
Civitas Resources, Inc. ................................................... 10,875 705
Clean Energy Fuels Corp.(a) ............................................... 22,161 65
CNX Resources Corp.(a) ................................................. 23,397 473
Comstock Resources, Inc. ................................................. 12,171 95
CONSOL Energy, Inc. ................................................... 4,034 382
Core Laboratories, Inc. ................................................... 6,205 98
Crescent Energy Co., Class A .............................................. 10,506 116
CVR Energy, Inc. ....................................................... 13,451 454
Delek U.S. Holdings, Inc. ................................................. 8,335 225
DHT Holdings, Inc. ..................................................... 18,113 201
Diamond Offshore Drilling, Inc.(a) .......................................... 13,509 165
DMC Global, Inc.(a) .................................................... 2,500 43
Dorian LPG Ltd. ....................................................... 4,544 170
Dril-Quip, Inc.(a) ....................................................... 4,490 90
DT Midstream, Inc. ..................................................... 12,952 695
Empire Petroleum Corp.(a) ................................................ 1,107 7
EnLink Midstream LLC .................................................. 30,617 369
Equitrans Midstream Corp. ................................................ 57,643 587
Evolution Petroleum Corp. ................................................ 4,031 23
Excelerate Energy, Inc., Class A ............................................ 3,446 53
Expro Group Holdings NV(a) .............................................. 14,158 249
Forum Energy Technologies, Inc.(a) ......................................... 1,284 25
FutureFuel Corp. ....................................................... 3,465 20
Geospace Technologies Corp.(a) ............................................ 1,624 24
Gevo, Inc.(a)(b) ........................................................ 30,881 29
Golar LNG Ltd. ........................................................ 13,411 292
Gran Tierra Energy, Inc.(a) ................................................ 4,328 24
Granite Ridge Resources, Inc.(b) ............................................ 7,310 40
Green Plains, Inc.(a) ..................................................... 7,681 159
Gulfport Energy Corp.(a) ................................................. 2,429 308
Hallador Energy Co.(a) ................................................... 3,026 26
Helix Energy Solutions Group, Inc.(a) ........................................ 18,947 178
Helmerich & Payne, Inc. .................................................. 12,761 514
HF Sinclair Corp. ....................................................... 25,579 1,445
International Seaways, Inc. ................................................ 4,464 239
Kinetik Holdings, Inc. ................................................... 1,949 63
KLX Energy Services Holdings, Inc.(a) ....................................... 1,745 17
Kodiak Gas Services, Inc. ................................................. 2,420 57
Kosmos Energy Ltd.(a) ................................................... 60,213 365
Liberty Energy, Inc. ..................................................... 21,771 453
Magnolia Oil & Gas Corp., Class A .......................................... 23,360 482
Mammoth Energy Services, Inc.(a) .......................................... 6,074 21
Matador Resources Co. ................................................... 14,662 805
Murphy Oil Corp. ...................................................... 19,594 758
Nabors Industries Ltd.(a) ................................................. 1,195 101
NACCO Industries, Inc., Class A ............................................ 474 17
Natural Gas Services Group, Inc.(a) .......................................... 1,264 18
New Fortress Energy, Inc. ................................................. 13,995 465
Newpark Resources, Inc.(a) ............................................... 10,023 65

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
NextDecade Corp.(a)(b) .................................................. 21,765 $ 111
Northern Oil & Gas, Inc. .................................................. 12,498 419
NOV, Inc. ............................................................ 52,331 1,021
Oceaneering International, Inc.(a) ........................................... 13,205 274
Oil States International, Inc.(a) ............................................. 8,255 51
OPAL Fuels, Inc., Class A(a) ............................................... 2,396 12
Overseas Shipholding Group, Inc., Class A ..................................... 6,940 42
Ovintiv, Inc. .......................................................... 33,112 1,405
Par Pacific Holdings, Inc.(a) ............................................... 7,875 288
Patterson-UTI Energy, Inc. ................................................ 48,098 533
PBF Energy, Inc., Class A ................................................. 14,395 727
Peabody Energy Corp. ................................................... 17,477 467
Permian Resources Corp. ................................................. 52,974 714
PHX Minerals, Inc. ..................................................... 3,771 12
PrimeEnergy Resources Corp.(a) ............................................ 76 7
ProPetro Holding Corp.(a) ................................................ 10,400 88
Range Resources Corp. ................................................... 31,322 910
Ranger Energy Services, Inc. ............................................... 2,136 22
REX American Resources Corp.(a) .......................................... 2,001 83
Riley Exploration Permian, Inc. ............................................. 768 17
Ring Energy, Inc.(a) ..................................................... 17,547 24
RPC, Inc. ............................................................ 12,967 95
SandRidge Energy, Inc. .................................................. 4,833 71
Scorpio Tankers, Inc. .................................................... 6,291 445
SEACOR Marine Holdings, Inc.(a) .......................................... 3,015 32
Select Water Solutions, Inc. ................................................ 12,103 94
SilverBow Resources, Inc.(a) .............................................. 2,207 59
Sitio Royalties Corp., Class A .............................................. 10,780 230
SM Energy Co. ........................................................ 15,268 566
Solaris Oilfield Infrastructure, Inc., Class A .................................... 3,420 26
Southwestern Energy Co.(a) ............................................... 138,620 894
Talos Energy, Inc.(a) ..................................................... 14,168 184
Teekay Corp.(a) ........................................................ 7,896 71
Teekay Tankers Ltd., Class A ............................................... 3,179 199
Tellurian, Inc.(a)(b) ..................................................... 81,094 41
TETRA Technologies, Inc.(a) .............................................. 15,747 66
Tidewater, Inc.(a) ....................................................... 6,525 438
Transocean Ltd.(a)(b) .................................................... 95,577 522
U.S. Silica Holdings, Inc.(a) ............................................... 9,906 106
Uranium Energy Corp.(a) ................................................. 50,447 385
VAALCO Energy, Inc. ................................................... 13,832 59
Vertex Energy, Inc.(a) .................................................... 10,990 16
Vital Energy, Inc.(a) ..................................................... 2,929 128
Vitesse Energy, Inc. ..................................................... 2,929 62
W&T Offshore, Inc. ..................................................... 12,989 39
Weatherford International PLC(a) ........................................... 9,246 828
World Kinect Corp. ..................................................... 7,815 176
32,402
Financials (17.1%):
1st Source Corp. ....................................................... 2,329 122
Acacia Research Corp.(a) ................................................. 13,083 51
ACNB Corp. .......................................................... 1,087 42
AFC Gamma, Inc. ...................................................... 2,102 25
Affiliated Managers Group, Inc. ............................................ 4,445 662
Affirm Holdings, Inc.(a) .................................................. 30,109 1,220
AGNC Investment Corp.(b) ............................................... 89,092 845
Alerus Financial Corp. ................................................... 2,338 53
Ally Financial, Inc. ...................................................... 39,935 1,465
Amalgamated Financial Corp. .............................................. 2,171 58
A-Mark Precious Metals, Inc. .............................................. 2,360 64
Ambac Financial Group, Inc.(a) ............................................ 5,893 96
Amerant Bancorp, Inc. ................................................... 3,629 82

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
American Coastal Insurance Corp.(a)(b) ....................................... 2,672 $ 31
American Equity Investment Life Holding Co. .................................. 10,436 576
American Financial Group, Inc. ............................................. 10,270 1,237
American National Bankshares, Inc. ......................................... 1,352 61
Ameris Bancorp ........................................................ 8,711 432
AMERISAFE, Inc. ...................................................... 2,510 125
Ames National Corp. .................................................... 1,179 25
Angel Oak Mortgage, Inc.(b) .............................................. 2,480 26
Annaly Capital Management, Inc. ........................................... 66,708 1,280
Apollo Commercial Real Estate Finance, Inc. ................................... 18,660 208
Arbor Realty Trust, Inc.(b) ................................................ 24,333 324
Ares Commercial Real Estate Corp. .......................................... 6,809 65
ARMOUR Residential REIT, Inc.(b) ......................................... 6,512 124
Arrow Financial Corp. ................................................... 2,225 56
Artisan Partners Asset Management, Inc., Class A ................................ 8,941 375
AssetMark Financial Holdings, Inc.(a) ........................................ 2,899 89
Associated Banc-Corp. ................................................... 19,972 420
Assurant, Inc. ......................................................... 6,987 1,173
Assured Guaranty Ltd. ................................................... 7,222 586
Atlantic Union Bankshares Corp. ............................................ 9,920 339
Atlanticus Holdings Corp.(a) ............................................... 722 25
AvidXchange Holdings, Inc.(a) ............................................. 20,476 224
Axis Capital Holdings Ltd. ................................................ 10,361 617
Axos Financial, Inc.(a) ................................................... 6,968 386
B Riley Financial, Inc.(b) ................................................. 2,179 51
Bakkt Holdings, Inc.(a)(b) ................................................ 9,831 13
Banc of California, Inc. .................................................. 19,036 262
BancFirst Corp. ........................................................ 2,667 236
Bank First Corp. ....................................................... 1,225 103
Bank of Hawaii Corp. .................................................... 5,209 329
Bank of Marin Bancorp .................................................. 1,926 38
Bank OZK ............................................................ 14,438 651
Bank7 Corp. .......................................................... 520 15
BankUnited, Inc. ....................................................... 9,853 278
Bankwell Financial Group, Inc. ............................................. 742 21
Banner Corp. .......................................................... 4,499 210
Bar Harbor Bankshares ................................................... 1,980 52
BayCom Corp. ......................................................... 1,435 29
BCB Bancorp, Inc. ...................................................... 1,970 24
Beneficient, Class A(a) ................................................... 17,845 6
Berkshire Hills Bancorp, Inc. .............................................. 5,715 137
BGC Group, Inc., Class A ................................................. 51,564 364
Blackstone Mortgage Trust, Inc., Class A(b) .................................... 21,798 430
Blue Foundry Bancorp(a) ................................................. 2,909 28
Blue Owl Capital, Inc. ................................................... 59,504 925
BOK Financial Corp. .................................................... 3,602 302
Bread Financial Holdings, Inc. ............................................. 6,486 235
Bridge Investment Group Holdings, Inc., Class A ................................ 4,115 40
Bridgewater Bancshares, Inc.(a) ............................................ 2,671 33
Brighthouse Financial, Inc.(a) .............................................. 8,491 440
Brightsphere Investment Group, Inc. ......................................... 5,512 122
BrightSpire Capital, Inc. .................................................. 17,028 122
Brookline Bancorp, Inc. .................................................. 11,522 125
BRP Group, Inc., Class A(a) ............................................... 8,526 191
Burke & Herbert Financial Services Corp.(b) ................................... 847 49
Business First Bancshares, Inc. ............................................. 3,174 72
Byline Bancorp, Inc. ..................................................... 3,855 84
C&F Financial Corp. .................................................... 419 23
Cadence Bank ......................................................... 24,348 648
California Bancorp(a) .................................................... 1,006 25
Cambridge Bancorp ..................................................... 992 68
Camden National Corp. .................................................. 1,874 68
Cannae Holdings, Inc.(a) ................................................. 8,687 176

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Cantaloupe, Inc.(a) ...................................................... 8,828 $ 60
Capital Bancorp, Inc. .................................................... 1,258 27
Capital City Bank Group, Inc. .............................................. 1,749 50
Capitol Federal Financial, Inc. .............................................. 16,736 106
Capstar Financial Holdings, Inc. ............................................ 2,394 44
Carter Bankshares, Inc.(a) ................................................. 3,000 43
Cass Information Systems, Inc. ............................................. 1,632 70
Cathay General Bancorp .................................................. 9,220 380
Central Pacific Financial Corp. ............................................. 3,525 68
Central Valley Community Bancorp .......................................... 1,317 26
Chemung Financial Corp. ................................................. 481 22
Chicago Atlantic Real Estate Finance, Inc. ..................................... 2,082 33
Chimera Investment Corp. ................................................ 29,669 142
ChoiceOne Financial Services, Inc.(b) ........................................ 902 24
Citizens & Northern Corp. ................................................ 1,956 40
Citizens Financial Services, Inc. ............................................ 584 34
Citizens, Inc.(a) ........................................................ 5,994 17
City Holding Co. ....................................................... 1,936 198
Civista Bancshares, Inc. .................................................. 2,009 34
Claros Mortgage Trust, Inc. ................................................ 17,224 202
CNA Financial Corp. .................................................... 36,064 1,589
CNB Financial Corp. .................................................... 2,713 58
CNO Financial Group, Inc. ................................................ 14,620 397
Coastal Financial Corp.(a) ................................................ 1,439 57
Codorus Valley Bancorp, Inc. .............................................. 1,233 29
Cohen & Steers, Inc. .................................................... 3,388 239
Colony Bankcorp, Inc. ................................................... 2,158 26
Columbia Banking System, Inc. ............................................ 27,657 558
Columbia Financial, Inc.(a) ................................................ 3,607 65
Comerica, Inc. ......................................................... 17,517 921
Commerce Bancshares, Inc. ............................................... 16,885 880
Community Bank System, Inc. ............................................. 7,048 323
Community Trust Bancorp, Inc. ............................................. 2,328 97
Community West Bancshares .............................................. 820 13
Compass Diversified Holdings ............................................. 8,295 183
ConnectOne Bancorp, Inc. ................................................ 4,802 110
Consumer Portfolio Services, Inc.(a) ......................................... 1,109 10
Corebridge Financial, Inc. ................................................. 26,897 650
Crawford & Co., Class A ................................................. 2,819 34
Credit Acceptance Corp.(a) ................................................ 1,044 565
CrossFirst Bankshares, Inc.(a) .............................................. 5,845 83
Cullen/Frost Bankers, Inc. ................................................. 7,943 843
Customers Bancorp, Inc.(a) ................................................ 3,789 202
CVB Financial Corp. .................................................... 17,532 294
Diamond Hill Investment Group, Inc. ........................................ 367 59
Dime Community Bancshares, Inc. .......................................... 4,825 110
Donegal Group, Inc., Class A .............................................. 2,139 32
Donnelley Financial Solutions, Inc.(a) ........................................ 3,672 228
Dynex Capital, Inc. ..................................................... 7,402 91
Eagle Bancorp, Inc. ..................................................... 3,892 96
East West Bancorp, Inc. .................................................. 18,681 1,360
Eastern Bankshares, Inc. .................................................. 21,274 297
ECB Bancorp, Inc.(a) .................................................... 1,071 14
eHealth, Inc.(a) ........................................................ 3,212 22
Ellington Financial, Inc. .................................................. 9,978 122
Employers Holdings, Inc. ................................................. 3,377 141
Encore Capital Group, Inc.(a) .............................................. 3,048 153
Enova International, Inc.(a) ................................................ 3,842 209
Enstar Group Ltd.(a) .................................................... 1,776 474
Enterprise Bancorp, Inc. .................................................. 1,237 35
Enterprise Financial Services Corp. .......................................... 4,811 200
Equitable Holdings, Inc. .................................................. 45,082 1,474
Equity Bancshares, Inc., Class A ............................................ 1,795 59

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Erie Indemnity Co., Class A ............................................... 3,364 $ 1,163
Esquire Financial Holdings, Inc. ............................................ 913 46
ESSA Bancorp, Inc. ..................................................... 1,146 22
Essent Group Ltd. ...................................................... 13,820 762
Euronet Worldwide, Inc.(a) ................................................ 5,808 579
Evans Bancorp, Inc. ..................................................... 695 20
Evercore, Inc. ......................................................... 4,620 793
EVERTEC, Inc. ........................................................ 8,552 343
EZCORP, Inc., Class A(a) ................................................. 6,627 57
F&G Annuities & Life, Inc. ................................................ 16,476 739
Farmers & Merchants Bancorp, Inc. .......................................... 1,680 38
Farmers National Banc Corp. .............................................. 4,771 65
FB Financial Corp. ...................................................... 4,671 174
Federal Agricultural Mortgage Corp., Class C ................................... 1,218 227
Federated Hermes, Inc. ................................................... 11,040 386
Fidelity D&D Bancorp, Inc. ............................................... 614 31
Fidelity National Financial, Inc. ............................................ 34,427 1,722
Financial Institutions, Inc. ................................................. 2,006 42
Finwise Bancorp(a) ..................................................... 1,154 16
First American Financial Corp. ............................................. 13,133 793
First BanCorp ......................................................... 5,296 183
First BanCorp ......................................................... 22,501 375
First Bank ............................................................ 3,164 43
First Busey Corp. ....................................................... 6,857 161
First Business Financial Services, Inc. ........................................ 1,037 38
First Commonwealth Financial Corp. ......................................... 13,403 188
First Community Bankshares, Inc. ........................................... 2,095 72
First Community Corp. ................................................... 963 18
First Financial Bancorp ................................................... 12,449 279
First Financial Bankshares, Inc. ............................................. 18,341 573
First Financial Corp. ..................................................... 1,512 60
First Foundation, Inc. .................................................... 6,885 66
First Hawaiian, Inc. ..................................................... 16,946 368
First Horizon Corp. ..................................................... 73,603 1,048
First Internet Bancorp .................................................... 1,035 34
First Interstate BancSystem, Inc., Class A ...................................... 12,380 341
First Merchants Corp. .................................................... 7,890 267
First Mid Bancshares, Inc. ................................................ 2,781 88
First National Corp. ..................................................... 681 14
First Northwest Bancorp .................................................. 1,023 15
First Western Financial, Inc.(a) ............................................. 1,048 18
FirstCash Holdings, Inc. .................................................. 5,071 582
Five Star Bancorp ...................................................... 1,350 32
Flushing Financial Corp. .................................................. 3,650 59
Flywire Corp.(a) ....................................................... 15,505 331
FNB Corp. ............................................................ 47,447 625
FNCB Bancorp, Inc. ..................................................... 2,111 14
Forge Global Holdings, Inc.(a) ............................................. 13,518 26
Franklin BSP Realty Trust, Inc. ............................................. 10,913 140
Freedom Holding Corp.(a) ................................................ 2,274 187
FS Bancorp, Inc. ....................................................... 886 33
Fulton Financial Corp. ................................................... 21,715 339
FVCBankcorp, Inc.(a) ................................................... 1,907 23
GCM Grosvenor, Inc., Class A ............................................. 5,647 49
Genworth Financial, Inc.(a) ................................................ 59,386 366
German American Bancorp, Inc. ............................................ 3,747 124
Glacier Bancorp, Inc. .................................................... 14,758 571
Globe Life, Inc. ........................................................ 12,317 1,513
GoHealth, Inc., Class A(a) ................................................ 1,044 12
Goosehead Insurance, Inc., Class A(a) ........................................ 2,988 231
Granite Point Mortgage Trust, Inc. ........................................... 6,759 38
Great Ajax Corp. ....................................................... 3,459 20
Great Southern Bancorp, Inc. .............................................. 1,182 62

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Green Dot Corp., Class A(a) ............................................... 6,606 $ 60
Greene County Bancorp, Inc. .............................................. 927 23
Greenlight Capital Re Ltd., Class A(a) ........................................ 3,459 39
Guaranty Bancshares, Inc. ................................................. 1,096 33
Guild Holdings Co., Class A ............................................... 1,166 16
Hamilton Lane, Inc., Class A ............................................... 4,528 525
Hancock Whitney Corp. .................................................. 11,410 515
Hanmi Financial Corp. ................................................... 4,002 67
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ......................... 14,554 346
Hanover Bancorp, Inc. ................................................... 521 9
HarborOne Bancorp, Inc. ................................................. 5,320 58
Hawthorn Bancshares, Inc. ................................................ 857 22
HBT Financial, Inc. ..................................................... 1,688 33
HCI Group, Inc. ........................................................ 802 72
Heartland Financial USA, Inc. .............................................. 5,286 187
Heritage Commerce Corp. ................................................ 7,844 70
Heritage Financial Corp. .................................................. 4,589 92
Heritage Insurance Holdings, Inc. ........................................... 2,846 17
Hilltop Holdings, Inc. .................................................... 6,108 192
Hippo Holdings, Inc.(a) .................................................. 1,744 16
Home Bancorp, Inc. ..................................................... 933 37
Home Bancshares, Inc. ................................................... 25,020 586
HomeStreet, Inc. ....................................................... 2,332 32
HomeTrust Bancshares, Inc. ............................................... 1,932 52
Hope Bancorp, Inc. ..................................................... 15,230 169
Horace Mann Educators Corp. .............................................. 5,431 200
Horizon Bancorp, Inc. ................................................... 5,729 75
Houlihan Lokey, Inc. .................................................... 6,894 826
I3 Verticals, Inc., Class A(a) ............................................... 2,996 56
Independent Bank Corp. .................................................. 5,794 325
Independent Bank Corp. .................................................. 2,667 68
Independent Bank Group, Inc. .............................................. 4,778 231
Interactive Brokers Group, Inc. ............................................. 13,693 1,215
International Bancshares Corp. ............................................. 7,119 376
International Money Express, Inc.(a) ......................................... 4,223 87
Invesco Ltd. ........................................................... 58,894 932
Invesco Mortgage Capital, Inc. ............................................. 6,465 57
Investors Title Co. ...................................................... 187 31
Jackson Financial, Inc., Class A ............................................. 9,428 472
James River Group Holdings Ltd. ........................................... 4,865 47
Jefferies Financial Group, Inc. .............................................. 21,977 896
John Marshall Bancorp, Inc. ............................................... 1,634 31
Kearny Financial Corp. ................................................... 7,591 55
Kemper Corp. ......................................................... 8,068 484
KeyCorp. ............................................................ 124,781 1,813
Kingsway Financial Services, Inc.(a) ......................................... 2,718 24
Kinsale Capital Group, Inc. ................................................ 2,934 1,166
KKR Real Estate Finance Trust, Inc. ......................................... 7,761 95
Ladder Capital Corp. .................................................... 15,067 165
Lakeland Bancorp, Inc. ................................................... 8,229 109
Lakeland Financial Corp. ................................................. 3,286 220
Lazard, Inc. ........................................................... 14,339 559
LCNB Corp. .......................................................... 1,648 24
Lemonade, Inc.(a)(b) .................................................... 6,627 105
LendingClub Corp.(a) .................................................... 14,087 127
LendingTree, Inc.(a) ..................................................... 1,426 46
Lincoln National Corp. ................................................... 22,445 616
Live Oak Bancshares, Inc. ................................................ 4,462 162
loanDepot, Inc., Class A(a) ................................................ 8,042 23
LUB Liquidating Trust(a)(c)(c) ............................................. 2,351 2
Luther Burbank Corp.(a) .................................................. 2,768 27
Macatawa Bank Corp. ................................................... 3,475 37
Maiden Holdings Ltd.(a) .................................................. 10,082 18

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
MainStreet Bancshares, Inc. ............................................... 917 $ 17
MarketAxess Holdings, Inc. ............................................... 4,952 1,117
MarketWise, Inc. ....................................................... 4,047 9
Marqeta, Inc., Class A(a) ................................................. 51,456 309
MBIA, Inc.(b) ......................................................... 5,862 36
Medallion Financial Corp. ................................................ 2,298 23
Mercantile Bank Corp. ................................................... 2,064 83
Merchants Bancorp ..................................................... 2,136 93
Mercury General Corp. ................................................... 3,551 142
Meridian Corp. ........................................................ 1,220 15
Metrocity Bankshares, Inc. ................................................ 2,390 57
Metropolitan Bank Holding Corp.(a) ......................................... 1,265 61
MFA Financial, Inc. ..................................................... 13,544 150
MGIC Investment Corp. .................................................. 36,723 729
Mid Penn Bancorp, Inc. .................................................. 1,966 42
Middlefield Banc Corp.(b) ................................................ 963 25
Midland States Bancorp, Inc. .............................................. 2,706 71
MidWestOne Financial Group, Inc. .......................................... 1,906 49
Moelis & Co., Class A ................................................... 8,860 487
Moneylion, Inc.(a) ...................................................... 614 28
Morningstar, Inc. ....................................................... 3,548 991
Mr. Cooper Group, Inc.(a) ................................................. 8,497 572
MVB Financial Corp. .................................................... 1,527 33
National Bank Holdings Corp., Class A ....................................... 4,952 173
National Bankshares, Inc. ................................................. 763 25
National Western Life Group, Inc., Class A ..................................... 267 129
Navient Corp. ......................................................... 14,984 258
NBT Bancorp, Inc. ...................................................... 6,149 219
NCR Atleos Corp.(a) .................................................... 9,412 211
Nelnet, Inc., Class A ..................................................... 1,696 148
NerdWallet, Inc., Class A(a) ............................................... 4,740 73
New York Community Bancorp, Inc. ......................................... 94,817 613
New York Mortgage Trust, Inc. ............................................. 11,961 94
NewtekOne, Inc. ....................................................... 3,098 37
Nexpoint Real Estate Finance, Inc. .......................................... 2,213 32
NI Holdings, Inc.(a) ..................................................... 875 12
Nicolet Bankshares, Inc. .................................................. 1,722 134
NMI Holdings, Inc., Class A(a) ............................................. 10,620 339
Northeast Bank ........................................................ 982 54
Northeast Community Bancorp, Inc. ......................................... 1,630 28
Northfield Bancorp, Inc. .................................................. 5,283 64
Northrim Bancorp, Inc. ................................................... 717 36
Northwest Bancshares, Inc. ................................................ 16,100 199
Norwood Financial Corp. ................................................. 959 26
Oak Valley Bancorp ..................................................... 917 24
OceanFirst Financial Corp. ................................................ 7,725 133
Ocwen Financial Corp.(a) ................................................. 820 24
OFG Bancorp ......................................................... 6,167 227
Old National Bancorp .................................................... 38,772 639
Old Republic International Corp. ............................................ 34,577 970
Old Second Bancorp, Inc. ................................................. 5,710 78
OneMain Holdings, Inc. .................................................. 15,930 758
OP Bancorp ........................................................... 1,497 16
Open Lending Corp.(a) ................................................... 13,085 96
Oppenheimer Holdings, Inc., Class A ......................................... 781 29
Orange County Bancorp, Inc. .............................................. 629 31
Orchid Island Capital, Inc.(b) .............................................. 6,979 56
Origin Bancorp, Inc. ..................................................... 3,774 115
Orrstown Financial Services, Inc. ........................................... 1,342 37
Oscar Health, Inc., Class A(a) .............................................. 18,714 234
P10, Inc., Class A ....................................................... 6,041 56
Pacific Premier Bancorp, Inc. .............................................. 12,564 319
Palomar Holdings, Inc.(a) ................................................. 3,204 192

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Park National Corp. ..................................................... 2,093 $ 274
Parke Bancorp, Inc. ..................................................... 1,372 25
Pathward Financial, Inc. .................................................. 3,428 178
Paymentus Holdings, Inc., Class A(a) ........................................ 2,143 34
Payoneer Global, Inc.(a) .................................................. 34,524 162
Paysafe Ltd.(a) ......................................................... 4,091 61
Paysign, Inc.(a) ........................................................ 4,340 13
PCB Bancorp .......................................................... 1,478 25
Peapack-Gladstone Financial Corp. .......................................... 2,088 58
Penns Woods Bancorp, Inc. ................................................ 906 20
PennyMac Financial Services, Inc. .......................................... 6,151 536
PennyMac Mortgage Investment Trust ........................................ 11,441 164
Peoples Bancorp, Inc. .................................................... 4,405 129
Peoples Financial Services Corp. ............................................ 906 40
Perella Weinberg Partners ................................................. 5,232 61
Pinnacle Financial Partners, Inc. ............................................ 10,015 885
Pioneer Bancorp, Inc.(a) .................................................. 1,543 15
Piper Sandler Cos. ...................................................... 2,285 396
PJT Partners, Inc., Class A ................................................ 3,003 289
Plumas Bancorp ........................................................ 661 23
Ponce Financial Group, Inc.(a) ............................................. 2,558 23
Popular, Inc. .......................................................... 9,457 808
PRA Group, Inc.(a) ..................................................... 5,063 115
Preferred Bank ......................................................... 1,832 132
Premier Financial Corp. .................................................. 4,678 98
Primerica, Inc. ......................................................... 4,659 1,091
Primis Financial Corp. ................................................... 2,795 37
Princeton Bancorp, Inc. .................................................. 635 21
ProAssurance Corp. ..................................................... 6,710 90
PROG Holdings, Inc.(a) .................................................. 5,899 181
Prosperity Bancshares, Inc. ................................................ 11,986 766
Provident Bancorp, Inc.(a) ................................................ 2,044 22
Provident Financial Services, Inc. ........................................... 9,223 153
QCR Holdings, Inc. ..................................................... 2,165 126
Radian Group, Inc. ...................................................... 20,313 589
RBB Bancorp ......................................................... 1,977 35
Ready Capital Corp. ..................................................... 22,827 214
Red River Bancshares, Inc. ................................................ 629 32
Redwood Trust, Inc. ..................................................... 15,699 105
Regional Management Corp. ............................................... 1,202 29
Reinsurance Group of America, Inc. ......................................... 8,779 1,527
Remitly Global, Inc.(a) ................................................... 17,574 301
RenaissanceRe Holdings Ltd. .............................................. 6,715 1,537
Renasant Corp. ........................................................ 7,285 230
Repay Holdings Corp.(a) ................................................. 10,652 84
Republic Bancorp, Inc., Class A ............................................ 1,143 59
Richmond Mutual BanCorp, Inc. ............................................ 1,281 15
Rithm Capital Corp. ..................................................... 64,304 688
Riverview Bancorp, Inc. .................................................. 2,618 14
RLI Corp. ............................................................ 5,381 734
Robinhood Markets, Inc., Class A(a) ......................................... 58,679 630
Rocket Cos., Inc., Class A(a) ............................................... 15,729 194
Runway Growth Finance Corp. ............................................. 5,353 71
Ryan Specialty Holdings, Inc.(a) ............................................ 13,134 569
S&T Bancorp, Inc. ...................................................... 5,047 168
Sachem Capital Corp. .................................................... 5,799 21
Safety Insurance Group, Inc. ............................................... 1,892 158
Sandy Spring Bancorp, Inc. ................................................ 5,800 141
Seacoast Banking Corp. of Florida ........................................... 11,223 276
Security National Financial Corp., Class A(a) ................................... 1,752 14
SEI Investments Co. ..................................................... 14,486 916
Selective Insurance Group, Inc. ............................................. 7,973 836
Selectquote, Inc.(a) ..................................................... 17,730 20

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
ServisFirst Bancshares, Inc. ............................................... 6,678 $ 448
Seven Hills Realty Trust .................................................. 1,932 25
Shift4 Payments, Inc., Class A(a) ............................................ 7,441 534
Shore Bancshares, Inc. ................................................... 4,033 52
Sierra Bancorp ......................................................... 1,752 36
Silvercrest Asset Management Group, Inc., Class A ............................... 1,237 21
Simmons First National Corp., Class A ....................................... 16,470 313
SiriusPoint Ltd.(a) ...................................................... 12,398 146
Skyward Specialty Insurance Group, Inc.(a) .................................... 2,464 77
SLM Corp. ........................................................... 29,830 593
SmartFinancial, Inc. ..................................................... 1,912 44
SoFi Technologies, Inc.(a)(b) .............................................. 118,605 929
South Plains Financial, Inc. ................................................ 1,563 42
Southern California Bancorp(a) ............................................. 1,217 20
Southern First Bancshares, Inc.(a) ........................................... 1,011 38
Southern Missouri Bancorp, Inc. ............................................ 1,266 55
Southern States Bancshares, Inc. ............................................ 926 24
Southside Bancshares, Inc. ................................................ 3,815 119
SouthState Corp. ....................................................... 10,042 834
Starwood Property Trust, Inc. .............................................. 39,509 803
Stellar Bancorp, Inc. ..................................................... 6,513 163
StepStone Group, Inc., Class A ............................................. 7,009 234
Sterling Bancorp, Inc.(a) .................................................. 2,416 13
Stewart Information Services Corp. .......................................... 3,599 222
Stifel Financial Corp. .................................................... 13,151 959
Stock Yards Bancorp, Inc. ................................................. 3,591 179
StoneX Group, Inc.(a) ................................................... 3,600 237
Summit Financial Group, Inc. .............................................. 1,624 46
Synovus Financial Corp. .................................................. 19,420 731
Texas Capital Bancshares, Inc.(a) ........................................... 6,324 386
TFS Financial Corp. ..................................................... 6,904 92
The Bancorp, Inc.(a) ..................................................... 6,840 299
The Bank of NT Butterfield & Son Ltd. ....................................... 6,620 201
The Carlyle Group, Inc. .................................................. 25,661 1,027
The First Bancorp, Inc. ................................................... 1,272 32
The First Bancshares, Inc. ................................................. 3,615 92
The First of Long Island Corp. ............................................. 2,795 34
The Hanover Insurance Group, Inc. .......................................... 4,732 625
The Hingham Institution for Savings(b) ....................................... 207 38
The Western Union Co. ................................................... 48,521 610
Third Coast Bancshares, Inc.(a) ............................................. 1,547 29
Timberland Bancorp, Inc. ................................................. 979 27
Tiptree, Inc. ........................................................... 2,901 55
Toast, Inc., Class A(a) .................................................... 47,871 851
Tompkins Financial Corp. ................................................. 1,735 86
Towne Bank .......................................................... 9,026 254
TPG RE Finance Trust, Inc. ............................................... 8,259 50
TPG, Inc. ............................................................ 8,228 343
Tradeweb Markets, Inc., Class A ............................................ 15,240 1,454
TriCo Bancshares ....................................................... 4,081 148
Triumph Financial, Inc.(a) ................................................. 2,919 206
Trupanion, Inc.(a)(b) .................................................... 4,191 114
TrustCo Bank Corp. ..................................................... 2,462 71
Trustmark Corp. ........................................................ 7,509 203
Two Harbors Investment Corp. ............................................. 12,761 159
UMB Financial Corp. .................................................... 6,069 501
Union Bankshares, Inc. ................................................... 502 15
United Bankshares, Inc. .................................................. 17,660 633
United Community Banks, Inc. ............................................. 15,813 432
United Fire Group, Inc. ................................................... 2,847 64
United Security Bancshares ................................................ 1,814 15
Unity Bancorp, Inc. ..................................................... 965 26
Universal Insurance Holdings, Inc. .......................................... 3,498 58

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Univest Financial Corp. .................................................. 3,876 $ 82
Unum Group .......................................................... 25,887 1,251
Upstart Holdings, Inc.(a)(b) ............................................... 9,682 308
USCB Financial Holdings, Inc.(a) ........................................... 1,379 17
UWM Holdings Corp.(b) ................................................. 11,362 76
Valley National Bancorp .................................................. 57,202 550
Veritex Holdings, Inc. .................................................... 7,048 148
Victory Capital Holdings, Inc., Class A(e) ..................................... 5,546 187
Virginia National Bankshares Corp. .......................................... 633 21
Virtu Financial, Inc., Class A ............................................... 11,411 192
Virtus Investment Partners, Inc. ............................................. 903 213
Voya Financial, Inc. ..................................................... 13,853 1,003
WaFd, Inc. ............................................................ 8,473 246
Walker & Dunlop, Inc. ................................................... 4,262 412
Washington Trust Bancorp, Inc. ............................................. 2,237 62
Waterstone Financial, Inc. ................................................. 2,269 30
Webster Financial Corp. .................................................. 22,802 1,128
WesBanco, Inc. ........................................................ 7,691 226
West Bancorp, Inc. ...................................................... 1,969 37
Westamerica Bancorp .................................................... 3,499 167
Western Alliance Bancorp ................................................. 14,421 922
Western New England Bancorp, Inc. ......................................... 2,559 22
WEX, Inc.(a) .......................................................... 5,680 1,161
White Mountains Insurance Group Ltd. ....................................... 332 523
William Penn Bancorp ................................................... 1,088 13
Wintrust Financial Corp. .................................................. 8,072 783
WisdomTree, Inc. ....................................................... 15,203 103
World Acceptance Corp.(a) ................................................ 711 93
WSFS Financial Corp. ................................................... 8,033 358
Zions Bancorp NA ...................................................... 19,478 816
126,002
Health Care (13.0%):
10X Genomics, Inc., Class A(a) ............................................. 12,644 527
23andMe Holding Co., Class A(a) ........................................... 36,888 27
4D Molecular Therapeutics, Inc.(a) .......................................... 4,802 83
89bio, Inc.(a) .......................................................... 9,842 97
Aadi Bioscience, Inc.(a) .................................................. 2,301 4
Abeona Therapeutics, Inc.(a) ............................................... 3,122 13
Absci Corp.(a) ......................................................... 9,123 36
Acadia Healthcare Co., Inc.(a) .............................................. 11,991 985
ACADIA Pharmaceuticals, Inc.(a) ........................................... 21,817 565
Accolade, Inc.(a) ....................................................... 9,170 104
Accuray, Inc.(a) ........................................................ 12,139 31
ACELYRIN, Inc.(a) ..................................................... 8,207 63
Achieve Life Sciences, Inc.(a) .............................................. 2,341 12
Actinium Pharmaceuticals, Inc.(a)(b) ......................................... 3,535 19
Acumen Pharmaceuticals, Inc.(a) ............................................ 5,395 17
AdaptHealth Corp.(a) .................................................... 9,569 69
Adaptive Biotechnologies Corp.(a) .......................................... 18,945 70
Addus HomeCare Corp.(a) ................................................ 2,130 184
ADMA Biologics, Inc.(a) ................................................. 28,976 150
Aerovate Therapeutics, Inc.(a) .............................................. 2,281 44
Agenus, Inc.(a)(b) ...................................................... 48,647 32
Agiliti, Inc.(a) ......................................................... 4,500 32
agilon health, Inc.(a) ..................................................... 40,167 237
Agios Pharmaceuticals, Inc.(a) ............................................. 7,332 166
AirSculpt Technologies, Inc.(a)(b) ........................................... 1,643 12
Akebia Therapeutics, Inc.(a) ............................................... 22,352 38
Akero Therapeutics, Inc.(a) ................................................ 6,398 138
Akoya Biosciences, Inc.(a) ................................................ 2,993 15
Aldeyra Therapeutics, Inc.(a) .............................................. 7,560 24
Alector, Inc.(a) ......................................................... 8,204 49

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Alignment Healthcare, Inc.(a) .............................................. 12,839 $ 86
Alkermes PLC(a) ....................................................... 21,958 594
Allakos, Inc.(a) ........................................................ 8,944 11
Allogene Therapeutics, Inc.(a) .............................................. 14,177 50
Allovir, Inc.(a) ......................................................... 7,612 5
Alphatec Holdings, Inc.(a) ................................................ 12,376 199
Alpine Immune Sciences, Inc.(a) ............................................ 5,321 142
Altimmune, Inc.(a)(b) .................................................... 7,117 67
ALX Oncology Holdings, Inc.(a)(b) ......................................... 3,622 52
Ambrx Biopharma, Inc.(a) ................................................ 6,840 190
Amedisys, Inc.(a) ....................................................... 4,266 402
American Well Corp., Class A(a) ............................................ 30,342 32
Amicus Therapeutics, Inc.(a) ............................................... 38,050 473
AMN Healthcare Services, Inc.(a) ........................................... 5,030 372
Amneal Pharmaceuticals, Inc.(a) ............................................ 14,937 80
Amphastar Pharmaceuticals, Inc.(a) .......................................... 4,742 253
Amylyx Pharmaceuticals, Inc.(a) ............................................ 6,664 107
AN2 Therapeutics, Inc.(a) ................................................. 2,412 47
AnaptysBio, Inc.(a) ..................................................... 3,201 76
Anavex Life Sciences Corp.(a)(b) ........................................... 10,637 63
AngioDynamics, Inc.(a) .................................................. 5,160 30
ANI Pharmaceuticals, Inc.(a) .............................................. 2,161 121
Anika Therapeutics, Inc.(a) ................................................ 1,904 45
Annexon, Inc.(a) ....................................................... 5,172 21
Apellis Pharmaceuticals, Inc.(a) ............................................ 12,951 820
Apogee Therapeutics, Inc.(a) ............................................... 2,853 96
Apollo Medical Holdings, Inc.(a) ........................................... 6,213 216
Applied Therapeutics, Inc.(a) .............................................. 7,609 24
Aquestive Therapeutics, Inc.(a) ............................................. 8,424 20
Arcellx, Inc.(a) ........................................................ 4,716 292
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 3,257 107
Arcus Biosciences, Inc.(a) ................................................. 6,464 98
Arcutis Biotherapeutics, Inc.(a)(b) ........................................... 10,344 61
Ardelyx, Inc.(a) ........................................................ 29,878 261
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 13,544 435
ARS Pharmaceuticals, Inc.(a)(b) ............................................ 5,506 34
Artivion, Inc.(a) ........................................................ 5,218 87
Arvinas, Inc.(a) ........................................................ 6,358 264
Astria Therapeutics, Inc.(a) ................................................ 4,595 60
Atea Pharmaceuticals, Inc.(a) .............................................. 9,822 41
AtriCure, Inc.(a) ....................................................... 6,156 210
Atrion Corp. .......................................................... 184 63
Augmedix, Inc.(a) ...................................................... 5,121 23
Aura Biosciences, Inc.(a) ................................................. 5,273 41
Avanos Medical, Inc.(a) .................................................. 6,095 117
Aveanna Healthcare Holdings, Inc.(a) ........................................ 7,158 16
Avid Bioservices, Inc.(a) .................................................. 8,377 57
Avidity Biosciences, Inc.(a) ............................................... 8,825 108
Avita Medical, Inc.(a)(b) .................................................. 3,398 57
Axogen, Inc.(a) ........................................................ 5,424 52
Axonics, Inc.(a) ........................................................ 6,710 455
Axsome Therapeutics, Inc.(a) .............................................. 5,169 465
Azenta, Inc.(a) ......................................................... 7,325 478
Beam Therapeutics, Inc.(a)(b) .............................................. 9,214 225
BioCryst Pharmaceuticals, Inc.(a)(b) ......................................... 26,645 141
Biodesix, Inc.(a) ....................................................... 3,142 6
Biohaven Ltd.(a) ....................................................... 9,250 411
BioLife Solutions, Inc.(a) ................................................. 5,785 98
Biomea Fusion, Inc.(a)(b) ................................................. 3,956 72
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 2,731 876
Biote Corp., Class A(a) ................................................... 4,220 16
Bio-Techne Corp. ....................................................... 20,944 1,473
Bioventus, Inc., Class A(a)(b) .............................................. 4,388 19

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Bioxcel Therapeutics, Inc.(a)(b) ............................................ 2,705 $ 9
Black Diamond Therapeutics, Inc.(a) ......................................... 4,983 19
Bluebird Bio, Inc.(a) ..................................................... 14,229 15
Blueprint Medicines Corp.(a) .............................................. 7,965 633
Bridgebio Pharma, Inc.(a) ................................................. 17,151 588
Brookdale Senior Living, Inc.(a) ............................................ 22,601 124
Bruker Corp. .......................................................... 12,054 862
Butterfly Network, Inc.(a)(b) ............................................... 20,007 18
Cabaletta Bio, Inc.(a) .................................................... 4,608 94
CareDx, Inc.(a) ........................................................ 6,908 59
Caribou Biosciences, Inc.(a) ............................................... 9,698 59
Cartesian Therapeutics, Inc.(a) ............................................. 14,949 11
Cassava Sciences, Inc.(a)(b) ............................................... 5,295 127
Castle Biosciences, Inc.(a) ................................................ 3,341 77
Catalent, Inc.(a) ........................................................ 23,379 1,207
Catalyst Pharmaceuticals, Inc.(a) ............................................ 12,263 177
Celcuity, Inc.(a) ........................................................ 1,733 26
Celldex Therapeutics, Inc.(a) ............................................... 7,199 254
CEL-SCI Corp.(a)(b) .................................................... 6,458 19
Cerevel Therapeutics Holdings, Inc.(a) ........................................ 11,508 482
Certara, Inc.(a) ......................................................... 14,601 236
Cerus Corp.(a) ......................................................... 23,413 42
Charles River Laboratories International, Inc.(a) ................................. 6,726 1,455
Chemed Corp. ......................................................... 1,966 1,165
Cibus, Inc.(a)(b) ........................................................ 1,559 26
Citius Pharmaceuticals, Inc.(a)(b) ........................................... 19,608 12
ClearPoint Neuro, Inc.(a) ................................................. 2,907 20
Clover Health Investments Corp.(a) .......................................... 49,601 48
Codexis, Inc.(a) ........................................................ 8,978 24
Cogent Biosciences, Inc.(a) ................................................ 9,252 41
Coherus Biosciences, Inc.(a)(b) ............................................. 14,201 31
Collegium Pharmaceutical, Inc.(a) ........................................... 4,234 140
Community Health Systems, Inc.(a) .......................................... 16,838 62
Compass Therapeutics, Inc.(a) .............................................. 10,950 14
Computer Programs and Systems, Inc.(a) ...................................... 1,856 19
CONMED Corp. ....................................................... 4,083 390
Corcept Therapeutics, Inc.(a) .............................................. 11,760 248
CorMedix, Inc.(a)(b) .................................................... 7,226 21
CorVel Corp.(a) ........................................................ 1,215 286
Crinetics Pharmaceuticals, Inc.(a) ........................................... 7,629 278
Cross Country Healthcare, Inc.(a) ........................................... 4,437 94
CryoPort, Inc.(a) ....................................................... 6,348 92
Cue Biopharma, Inc.(a) ................................................... 5,624 15
Cullinan Oncology, Inc.(a) ................................................ 3,635 55
CVRx, Inc.(a) ......................................................... 1,244 31
Cymabay Therapeutics, Inc.(a) ............................................. 14,474 340
Cytek Biosciences, Inc.(a) ................................................. 15,531 117
Cytokinetics, Inc.(a) ..................................................... 12,528 979
DaVita, Inc.(a) ......................................................... 12,085 1,307
Day One Biopharmaceuticals, Inc.(a) ......................................... 7,568 114
Deciphera Pharmaceuticals, Inc.(a) .......................................... 6,512 93
Definitive Healthcare Corp.(a) .............................................. 6,428 55
Denali Therapeutics, Inc.(a) ............................................... 15,235 244
DENTSPLY SIRONA, Inc. ................................................ 28,083 976
Design Therapeutics, Inc.(a) ............................................... 4,357 10
Dianthus Therapeutics, Inc.(a) .............................................. 1,434 27
Disc Medicine, Inc.(a) ................................................... 1,426 94
DocGo, Inc.(a) ......................................................... 11,704 43
Doximity, Inc., Class A(a) ................................................. 15,186 409
Dynavax Technologies Corp.(a) ............................................. 17,126 221
Dyne Therapeutics, Inc.(a) ................................................ 4,205 90
Edgewise Therapeutics, Inc.(a) ............................................. 4,798 86
Editas Medicine, Inc.(a) .................................................. 10,844 76

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Elanco Animal Health, Inc.(a) .............................................. 65,027 $ 958
Embecta Corp. ......................................................... 7,558 130
Enanta Pharmaceuticals, Inc.(a) ............................................. 2,617 32
Encompass Health Corp. .................................................. 13,221 939
Enhabit, Inc.(a) ........................................................ 5,908 60
Enliven Therapeutics, Inc.(a)(b) ............................................ 2,598 41
Enovis Corp.(a) ........................................................ 6,597 387
Entrada Therapeutics, Inc.(a) ............................................... 2,405 35
Envista Holdings Corp.(a) ................................................. 22,825 536
Erasca, Inc.(a) ......................................................... 12,523 21
Esperion Therapeutics, Inc.(a)(b) ............................................ 15,094 32
Establishment Labs Holdings, Inc.(a)(b) ....................................... 3,012 116
Evolent Health, Inc., Class A(a) ............................................. 14,619 430
Evolus, Inc.(a) ......................................................... 5,910 75
Exelixis, Inc.(a) ........................................................ 40,343 878
EyePoint Pharmaceuticals, Inc.(a) ........................................... 3,746 101
Fate Therapeutics, Inc.(a) ................................................. 12,412 76
Foghorn Therapeutics, Inc.(a) .............................................. 2,351 7
FONAR Corp.(a) ....................................................... 850 17
Fortrea Holdings, Inc.(a) .................................................. 11,868 367
Fulcrum Therapeutics, Inc.(a) .............................................. 7,777 56
Fulgent Genetics, Inc.(a) .................................................. 2,558 63
Galectin Therapeutics, Inc.(a) .............................................. 5,654 10
Genelux Corp.(a) ....................................................... 2,601 28
Geron Corp.(a) ......................................................... 61,452 113
Glaukos Corp.(a) ....................................................... 6,244 556
Globus Medical, Inc.(a) .................................................. 15,309 808
GoodRx Holdings, Inc., Class A(a) .......................................... 10,027 60
Gossamer Bio, Inc.(a) .................................................... 24,389 20
Graphite Bio, Inc.(a) ..................................................... 3,662 10
Greenwich Lifesciences, Inc.(a) ............................................. 783 7
Gritstone bio, Inc.(a) .................................................... 11,739 28
Guardant Health, Inc.(a) .................................................. 14,936 328
Haemonetics Corp.(a) .................................................... 6,717 514
Halozyme Therapeutics, Inc.(a) ............................................. 17,500 592
Harmony Biosciences Holdings, Inc.(a) ....................................... 4,354 137
Harpoon Therapeutics, Inc.(a) .............................................. 1,583 35
Harrow, Inc.(a)(b) ...................................................... 4,015 38
Harvard Bioscience, Inc.(a) ................................................ 5,307 23
Health Catalyst, Inc.(a) ................................................... 7,375 72
HealthEquity, Inc.(a) .................................................... 11,210 847
HealthStream, Inc. ...................................................... 3,179 85
Henry Schein, Inc.(a) .................................................... 17,144 1,283
Heron Therapeutics, Inc.(a) ................................................ 19,782 48
HilleVax, Inc.(a) ....................................................... 2,310 33
Hims & Hers Health, Inc.(a) ............................................... 18,213 156
Humacyte, Inc.(a)(b) .................................................... 10,025 33
Icosavax, Inc.(a) ....................................................... 4,351 67
ICU Medical, Inc.(a) .................................................... 2,710 248
Ideaya Biosciences, Inc.(a) ................................................ 7,432 324
IGM Biosciences, Inc.(a)(b) ............................................... 2,775 29
Immuneering Corp., Class A(a) ............................................. 2,835 17
ImmunityBio, Inc.(a)(b) .................................................. 17,512 59
ImmunoGen, Inc.(a) ..................................................... 34,954 1,025
Immunome, Inc.(a)(b) ................................................... 4,313 71
Immunovant, Inc.(a) ..................................................... 8,117 296
Inari Medical, Inc.(a) .................................................... 6,566 374
InfuSystem Holdings, Inc.(a) ............................................... 2,487 23
Inhibrx, Inc.(a) ......................................................... 4,753 183
Inmune Bio, Inc.(a) ..................................................... 1,570 19
Innoviva, Inc.(a) ....................................................... 8,479 137
Inogen, Inc.(a) ......................................................... 3,042 22
Inozyme Pharma, Inc.(a) .................................................. 5,675 31

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Insmed, Inc.(a) ......................................................... 18,658 $ 519
Inspire Medical Systems, Inc.(a) ............................................ 3,869 816
Integer Holdings Corp.(a) ................................................. 4,390 445
Integra LifeSciences Holdings Corp.(a) ....................................... 8,853 355
Intellia Therapeutics, Inc.(a) ............................................... 11,744 280
Intra-Cellular Therapies, Inc.(a) ............................................. 12,530 844
Invitae Corp.(a)(b) ...................................................... 37,166 14
Invivyd, Inc.(a) ........................................................ 5,392 26
Ionis Pharmaceuticals, Inc.(a) .............................................. 18,763 964
Iovance Biotherapeutics, Inc.(a) ............................................ 26,722 207
iRadimed Corp. ........................................................ 1,018 42
iRhythm Technologies, Inc.(a) .............................................. 4,040 484
Ironwood Pharmaceuticals, Inc.(a) ........................................... 20,403 290
iTeos Therapeutics, Inc.(a) ................................................ 3,820 38
Janux Therapeutics, Inc.(a) ................................................ 3,822 33
Jazz Pharmaceuticals PLC(a) .............................................. 8,160 1,001
KalVista Pharmaceuticals, Inc.(a) ........................................... 2,823 45
Karuna Therapeutics, Inc.(a) ............................................... 4,306 1,350
Keros Therapeutics, Inc.(a) ................................................ 2,857 158
Kiniksa Pharmaceuticals Ltd., Class A(a) ...................................... 4,662 82
Kodiak Sciences, Inc.(a) .................................................. 6,540 26
Korro Bio, Inc.(a)(b) .................................................... 964 49
Krystal Biotech, Inc.(a) ................................................... 3,156 351
Kura Oncology, Inc.(a) ................................................... 8,805 177
Kymera Therapeutics, Inc.(a) .............................................. 6,442 211
Lantheus Holdings, Inc.(a) ................................................ 8,964 465
Larimar Therapeutics, Inc.(a) .............................................. 3,391 20
LeMaitre Vascular, Inc. ................................................... 2,650 154
Lexicon Pharmaceuticals, Inc.(a)(b) .......................................... 31,949 60
Lifecore Biomedical, Inc.(a) ............................................... 3,973 26
LifeMD, Inc.(a) ........................................................ 3,891 22
LifeStance Health Group, Inc.(a) ............................................ 9,849 59
Ligand Pharmaceuticals, Inc.(a) ............................................. 2,195 160
Lineage Cell Therapeutics, Inc.(a)(b) ......................................... 23,321 22
Liquidia Corp.(a) ....................................................... 7,095 91
Lyell Immunopharma, Inc.(a)(b) ............................................ 16,496 30
Lyra Therapeutics, Inc.(a) ................................................. 5,400 25
MacroGenics, Inc.(a) .................................................... 7,834 112
Madrigal Pharmaceuticals, Inc.(a) ........................................... 1,906 413
MannKind Corp.(a) ..................................................... 34,804 116
Maravai LifeSciences Holdings, Inc., Class A(a) ................................. 14,590 85
Marinus Pharmaceuticals, Inc.(a) ............................................ 6,930 67
Masimo Corp.(a) ....................................................... 6,593 850
MaxCyte, Inc.(a) ....................................................... 12,225 62
Medpace Holdings, Inc.(a) ................................................ 3,235 943
MeiraGTx Holdings PLC(a) ............................................... 6,587 40
Merit Medical Systems, Inc.(a) ............................................. 7,543 591
Merrimack Pharmaceuticals, Inc.(a) .......................................... 1,881 25
Mersana Therapeutics, Inc.(a) .............................................. 12,638 40
Mesa Laboratories, Inc. .................................................. 693 63
MiMedx Group, Inc.(a) ................................................... 14,806 115
Mineralys Therapeutics, Inc.(a) ............................................. 2,526 28
Mirum Pharmaceuticals, Inc.(a) ............................................. 4,705 124
ModivCare, Inc.(a) ...................................................... 1,869 74
Monogram Orthopaedics, Inc.(a) ............................................ 2,334 7
Monte Rosa Therapeutics, Inc.(a) ........................................... 4,227 22
MoonLake Immunotherapeutics(a) .......................................... 6,139 343
Morphic Holding, Inc.(a) ................................................. 5,176 164
Multiplan Corp.(a) ...................................................... 38,530 39
Myriad Genetics, Inc.(a) .................................................. 10,571 226
Natera, Inc.(a) ......................................................... 14,770 974
National HealthCare Corp. ................................................ 1,646 153
National Research Corp. .................................................. 1,927 76

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Nautilus Biotechnology, Inc.(a) ............................................. 7,084 $ 20
Neogen Corp.(a) ....................................................... 28,905 448
NeoGenomics, Inc.(a) .................................................... 16,856 250
Neumora Therapeutics, Inc.(a)(b) ........................................... 6,464 96
Neurocrine Biosciences, Inc.(a) ............................................. 12,781 1,786
NeuroPace, Inc.(a) ...................................................... 1,476 22
Nevro Corp.(a) ......................................................... 4,669 77
Nkarta, Inc.(a) ......................................................... 5,018 45
Novavax, Inc.(a)(b) ..................................................... 14,981 60
Novocure Ltd.(a) ....................................................... 12,932 180
Nurix Therapeutics, Inc.(a) ................................................ 5,905 47
Nutex Health, Inc.(a) .................................................... 46,850 6
Nuvalent, Inc., Class A(a) ................................................. 4,204 316
Nuvation Bio, Inc.(a) .................................................... 19,231 31
Nuvectis Pharma, Inc.(a) .................................................. 839 6
Ocular Therapeutix, Inc.(a) ................................................ 10,060 49
Olema Pharmaceuticals, Inc.(a) ............................................. 6,423 84
Omega Therapeutics, Inc.(a)(b) ............................................. 2,854 10
Omeros Corp.(a)(b) ..................................................... 8,054 26
OmniAb, Inc.(a) ........................................................ 12,611 73
Omnicell, Inc.(a) ....................................................... 5,962 192
OneMedNet Corp.(a)(b) .................................................. 2,729 5
OPKO Health, Inc.(a)(b) .................................................. 55,486 57
OptimizeRx Corp.(a) .................................................... 2,327 33
Optinose, Inc.(a)(b) ..................................................... 12,967 16
Option Care Health, Inc.(a) ................................................ 23,575 736
OraSure Technologies, Inc.(a) .............................................. 9,388 69
Organogenesis Holdings, Inc.(a) ............................................ 10,542 35
Organon & Co. ........................................................ 34,163 569
ORIC Pharmaceuticals, Inc.(a)(b) ........................................... 4,178 46
Orthofix Medical, Inc.(a) ................................................. 4,745 66
OrthoPediatrics Corp.(a) .................................................. 2,103 55
Outlook Therapeutics, Inc.(a) .............................................. 17,628 7
Outset Medical, Inc.(a) ................................................... 6,576 20
Ovid therapeutics, Inc.(a) ................................................. 7,805 30
Owens & Minor, Inc.(a) .................................................. 9,083 179
P3 Health Partners, Inc.(a)(b) .............................................. 6,617 8
Pacific Biosciences of California, Inc.(a) ...................................... 34,303 223
Pacira BioSciences, Inc.(a) ................................................ 6,036 197
Paragon 28, Inc.(a) ...................................................... 6,184 78
Patterson Cos., Inc. ..................................................... 11,078 331
PDL BioPharma, Inc.(a)(c)(c) .............................................. 17,605 3
PDS Biotechnology Corp.(a)(b) ............................................. 3,959 21
Pediatrix Medical Group, Inc.(a) ............................................ 10,991 103
Penumbra, Inc.(a) ....................................................... 4,964 1,252
PepGen, Inc.(a) ........................................................ 2,461 25
Perrigo Co. PLC ....................................................... 18,049 579
PetIQ, Inc.(a) .......................................................... 3,630 65
Phathom Pharmaceuticals, Inc.(a) ........................................... 3,560 24
Phibro Animal Health Corp., Class A ......................................... 2,706 29
Phreesia, Inc.(a) ........................................................ 6,982 178
Pliant Therapeutics, Inc.(a) ................................................ 7,120 128
PMV Pharmaceuticals, Inc.(a) .............................................. 4,975 9
Poseida Therapeutics, Inc.(a) ............................................... 8,283 28
Praxis Precision Medicines, Inc.(a) .......................................... 15,597 680
Precigen, Inc.(a)(b) ..................................................... 16,730 23
Prelude Therapeutics, Inc.(a) ............................................... 5,083 17
Premier, Inc., Class A .................................................... 15,875 343
Prestige Consumer Healthcare, Inc.(a) ........................................ 6,562 404
Prime Medicine, Inc.(a)(b) ................................................ 4,490 29
Privia Health Group, Inc.(a) ............................................... 13,596 274
PROCEPT BioRobotics Corp.(a)(b) .......................................... 6,447 298
Progyny, Inc.(a) ........................................................ 11,049 421

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
ProKidney Corp.(a)(b) ................................................... 5,579 $ 7
Protagonist Therapeutics, Inc.(a) ............................................ 7,252 181
PTC Therapeutics, Inc.(a) ................................................. 9,755 254
Pulmonx Corp.(a) ....................................................... 4,289 57
Pulse Biosciences, Inc.(a) ................................................. 2,239 20
Puma Biotechnology, Inc.(a) ............................................... 4,965 23
Quanterix Corp.(a) ...................................................... 4,596 102
Quantum-Si, Inc.(a) ..................................................... 13,285 21
QuidelOrtho Corp.(a) .................................................... 6,465 443
R1 RCM, Inc.(a) ....................................................... 25,744 264
RadNet, Inc.(a) ........................................................ 7,932 293
RAPT Therapeutics, Inc.(a) ................................................ 3,877 96
RayzeBio, Inc.(a) ....................................................... 4,027 250
Recursion Pharmaceuticals, Inc., Class A(a)(b) .................................. 20,291 191
REGENXBIO, Inc.(a) ................................................... 5,327 66
Relay Therapeutics, Inc.(a) ................................................ 11,382 105
Reneo Pharmaceuticals, Inc.(a) ............................................. 2,567 4
Renovaro Biosciences, Inc.(a)(b) ............................................ 3,976 17
Repligen Corp.(a) ....................................................... 6,945 1,315
Replimune Group, Inc.(a) ................................................. 5,801 45
Revance Therapeutics, Inc.(a) .............................................. 10,476 53
REVOLUTION Medicines, Inc.(a) .......................................... 19,821 550
Rhythm Pharmaceuticals, Inc.(a) ............................................ 6,898 304
Rigel Pharmaceuticals, Inc.(a) .............................................. 22,973 27
Rocket Pharmaceuticals, Inc.(a) ............................................. 11,066 318
Roivant Sciences Ltd.(a) .................................................. 73,286 733
RxSight, Inc.(a) ........................................................ 3,971 181
Sage Therapeutics, Inc.(a) ................................................. 6,890 177
Sana Biotechnology, Inc.(a)(b) ............................................. 13,242 73
Sanara Medtech, Inc.(a) .................................................. 458 15
Sarepta Therapeutics, Inc.(a) ............................................... 11,804 1,405
Savara, Inc.(a) ......................................................... 9,431 47
Scholar Rock Holding Corp.(a) ............................................. 7,479 104
Schrodinger, Inc.(a) ..................................................... 8,207 217
Scilex Holding Co.(a)(b) .................................................. 7,128 12
scPharmaceuticals, Inc.(a)(b) ............................................... 3,151 15
Select Medical Holdings Corp. ............................................. 13,558 352
Semler Scientific, Inc.(a) .................................................. 706 31
Senseonics Holdings, Inc.(a)(b) ............................................. 62,116 35
Seres Therapeutics, Inc.(a) ................................................ 13,038 15
Sharecare, Inc.(a) ....................................................... 37,513 42
Shockwave Medical, Inc.(a) ............................................... 4,853 1,098
SI-BONE, Inc.(a) ....................................................... 4,916 99
SIGA Technologies, Inc. .................................................. 5,413 26
Sight Sciences, Inc.(a) ................................................... 3,599 15
Silk Road Medical, Inc.(a) ................................................ 4,861 74
Simulations Plus, Inc. .................................................... 2,139 81
Soleno Therapeutics, Inc.(a) ............................................... 2,433 113
Sotera Health Co.(a) ..................................................... 13,161 194
SpringWorks Therapeutics, Inc.(a) ........................................... 6,553 289
STAAR Surgical Co.(a) .................................................. 6,465 181
Standard BioTools, Inc.(a) ................................................ 32,851 75
Stereotaxis, Inc.(a) ...................................................... 9,180 19
Stoke Therapeutics, Inc.(a)(b) .............................................. 3,723 18
Supernus Pharmaceuticals, Inc.(a) ........................................... 7,005 194
Surgery Partners, Inc.(a) .................................................. 8,725 268
Surmodics, Inc.(a) ...................................................... 1,824 64
Sutro Biopharma, Inc.(a) .................................................. 7,727 34
Syndax Pharmaceuticals, Inc.(a) ............................................ 8,868 182
Tactile Systems Technology, Inc.(a) .......................................... 3,087 47
Talkspace, Inc.(a) ....................................................... 15,324 37
Tandem Diabetes Care, Inc.(a) .............................................. 8,663 198
Tango Therapeutics, Inc.(a) ................................................ 6,830 80

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Tarsus Pharmaceuticals, Inc.(a) ............................................. 2,953 $ 80
Taysha Gene Therapies, Inc.(a) ............................................. 15,493 24
Tela Bio, Inc.(a) ........................................................ 2,277 16
Teladoc Health, Inc.(a) ................................................... 21,972 427
Teleflex, Inc. .......................................................... 6,271 1,523
Tenaya Therapeutics, Inc.(a) ............................................... 6,026 25
Tenet Healthcare Corp.(a) ................................................. 13,181 1,091
Terns Pharmaceuticals, Inc.(a) .............................................. 5,297 27
TG Therapeutics, Inc.(a) .................................................. 18,385 299
The Ensign Group, Inc. ................................................... 7,273 823
The Joint Corp.(a) ...................................................... 1,913 19
The Oncology Institute, Inc.(a) ............................................. 3,588 7
The Pennant Group, Inc.(a) ................................................ 3,659 55
Theravance Biopharma, Inc.(a) ............................................. 6,143 58
Theseus Pharmaceuticals, Inc.(a) ............................................ 2,076 8
Third Harmonic Bio, Inc.(a)(b) ............................................. 2,088 18
Tourmaline Bio, Inc. ..................................................... 1,785 60
TransMedics Group, Inc.(a) ................................................ 4,208 361
Travere Therapeutics, Inc.(a) ............................................... 9,499 85
Treace Medical Concepts, Inc.(a) ............................................ 5,852 79
TScan Therapeutics, Inc.(a) ................................................ 5,152 26
Twist Bioscience Corp.(a) ................................................. 7,386 239
Tyra Biosciences, Inc.(a)(b) ............................................... 2,471 33
U.S. Physical Therapy, Inc. ................................................ 1,974 182
UFP Technologies, Inc.(a) ................................................. 953 161
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 10,487 463
United Therapeutics Corp.(a) .............................................. 6,128 1,316
Universal Health Services, Inc., Class B ....................................... 7,772 1,234
Utah Medical Products, Inc. ............................................... 454 36
Vanda Pharmaceuticals, Inc.(a) ............................................. 7,436 27
Varex Imaging Corp.(a) .................................................. 5,369 103
Vaxcyte, Inc.(a) ........................................................ 11,895 850
Ventyx Biosciences, Inc.(a) ................................................ 5,968 13
Vera Therapeutics, Inc.(a) ................................................. 3,780 138
Veracyte, Inc.(a) ........................................................ 9,645 241
Veradigm, Inc.(a) ....................................................... 14,211 130
Verastem, Inc.(a) ....................................................... 2,560 30
Vericel Corp.(a) ........................................................ 6,336 272
Verrica Pharmaceuticals, Inc.(a)(b) .......................................... 3,357 19
Verve Therapeutics, Inc.(a) ................................................ 6,942 75
Vigil Neuroscience, Inc.(a) ................................................ 1,735 5
Viking Therapeutics, Inc.(a) ............................................... 11,960 289
Vir Biotechnology, Inc.(a) ................................................. 11,783 111
Viridian Therapeutics, Inc.(a) .............................................. 6,220 120
Vor BioPharma, Inc.(a) ................................................... 7,882 18
Voyager Therapeutics, Inc.(a) .............................................. 4,659 34
WaVe Life Sciences Ltd.(a) ................................................ 9,745 42
X4 Pharmaceuticals, Inc.(a) ............................................... 16,953 13
XBiotech, Inc.(a) ....................................................... 2,491 11
Xencor, Inc.(a) ......................................................... 7,942 149
Xeris Biopharma Holdings, Inc.(a) .......................................... 17,325 43
XOMA Corp.(a)(b) ...................................................... 1,526 30
Xtant Medical Holdings, Inc.(a) ............................................ 5,962 5
Y-mAbs Therapeutics, Inc.(a) .............................................. 4,481 57
Zentalis Pharmaceuticals, Inc.(a) ............................................ 8,504 101
Zevra Therapeutics, Inc.(a) ................................................ 5,105 30
Zimvie, Inc.(a) ......................................................... 3,464 61
Zomedica Corp.(a)(b) .................................................... 129,040 17
Zymeworks, Inc.(a) ..................................................... 8,752 95
Zynex, Inc.(a)(b) ....................................................... 2,557 30
95,878

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Industrials (17.8%):
374Water, Inc.(a)(b) ..................................................... 8,389 $ 10
3D Systems Corp.(a) .................................................... 17,330 83
A.O. Smith Corp. ....................................................... 16,151 1,254
AAON, Inc. ........................................................... 8,971 629
AAR Corp.(a) ......................................................... 4,485 273
ABM Industries, Inc. .................................................... 8,652 353
ACCO Brands Corp. .................................................... 12,198 74
Acme United Corp. ..................................................... 418 20
Acuity Brands, Inc. ..................................................... 4,116 980
ACV Auctions, Inc., Class A(a) ............................................. 17,566 228
Advanced Drainage Systems, Inc. ........................................... 8,999 1,174
AECOM ............................................................. 18,119 1,598
AeroVironment, Inc.(a) ................................................... 3,721 449
AerSale Corp.(a) ....................................................... 3,104 29
AGCO Corp. .......................................................... 8,321 1,018
Air Lease Corp. ........................................................ 13,797 577
Air Transport Services Group, Inc.(a) ......................................... 6,781 105
Alamo Group, Inc. ...................................................... 1,522 323
Alaska Air Group, Inc.(a) ................................................. 17,076 612
Albany International Corp. ................................................ 4,138 368
Alight, Inc., Class A(a) ................................................... 45,915 410
Allegiant Travel Co. ..................................................... 2,039 160
Allegion PLC ......................................................... 11,677 1,447
Allient, Inc. ........................................................... 1,900 53
Allison Transmission Holdings, Inc. ......................................... 11,901 721
Alta Equipment Group, Inc. ............................................... 3,075 33
Ameresco, Inc., Class A(a) ................................................ 4,257 87
American Airlines Group, Inc.(a) ............................................ 86,125 1,226
American Superconductor Corp.(a) .......................................... 3,832 42
American Woodmark Corp.(a) .............................................. 2,113 193
API Group Corp.(a) ..................................................... 28,647 903
Apogee Enterprises, Inc. .................................................. 2,888 153
Applied Industrial Technologies, Inc. ......................................... 5,101 900
ARC Document Solutions, Inc. ............................................. 4,834 14
ArcBest Corp. ......................................................... 3,093 369
Archer Aviation, Inc., Class A(a)(b) .......................................... 24,568 119
Arcosa, Inc. ........................................................... 6,418 502
Argan, Inc. ........................................................... 1,677 74
Aris Water Solutions, Inc., Class A ........................................... 3,334 29
Armstrong World Industries, Inc. ............................................ 5,834 579
Array Technologies, Inc.(a) ................................................ 19,630 260
ASGN, Inc.(a) ......................................................... 6,088 565
Astec Industries, Inc. .................................................... 2,988 106
Astronics Corp.(a) ...................................................... 3,656 62
Asure Software, Inc.(a) ................................................... 3,050 27
Atkore, Inc.(a) ......................................................... 4,909 749
Avis Budget Group, Inc. .................................................. 4,711 771
AZZ, Inc. ............................................................ 3,271 204
Babcock & Wilcox Enterprises, Inc.(a) ........................................ 11,492 15
Barnes Group, Inc. ...................................................... 6,343 210
Barrett Business Services, Inc. ............................................. 854 96
Beacon Roofing Supply, Inc.(a) ............................................. 7,020 582
BlackSky Technology, Inc.(a)(b) ............................................ 12,540 16
Blade Air Mobility, Inc.(a) ................................................ 6,052 18
Blink Charging Co.(a)(b) ................................................. 8,120 20
Bloom Energy Corp., Class A(a)(b) .......................................... 26,252 297
Blue Bird Corp.(a) ...................................................... 3,129 91
BlueLinx Holdings, Inc.(a) ................................................ 1,122 129
Boise Cascade Co. ...................................................... 5,228 708
Bowman Consulting Group Ltd.(a) .......................................... 1,494 47
Brady Corp., Class A .................................................... 5,895 355
BrightView Holdings, Inc.(a) .............................................. 5,205 47

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
BWX Technologies, Inc. .................................................. 12,203 $ 994
Byrna Technologies, Inc.(a) ................................................ 2,328 16
C.H. Robinson Worldwide, Inc. ............................................. 15,402 1,295
CACI International, Inc., Class A(a) ......................................... 2,942 1,011
Cadre Holdings, Inc. ..................................................... 2,435 83
Casella Waste Systems, Inc.(a) ............................................. 7,551 644
CBIZ, Inc.(a) .......................................................... 6,349 404
CECO Environmental Corp.(a) ............................................. 3,953 76
ChargePoint Holdings, Inc.(a)(b) ............................................ 37,831 72
Chart Industries, Inc.(a) .................................................. 5,677 663
Civeo Corp. ........................................................... 1,812 40
Clean Harbors, Inc.(a) ................................................... 6,770 1,137
Columbus McKinnon Corp. ............................................... 3,748 146
Comfort Systems USA, Inc. ............................................... 4,686 1,019
Commercial Vehicle Group, Inc.(a) .......................................... 3,946 26
Concentrix Corp. ....................................................... 5,174 460
Concrete Pumping Holdings, Inc.(a) ......................................... 3,216 25
Conduent, Inc.(a) ....................................................... 26,995 97
Construction Partners, Inc., Class A(a) ........................................ 5,645 257
Core & Main, Inc., Class A(a) .............................................. 17,542 725
CoreCivic, Inc.(a) ...................................................... 14,825 211
Covenant Logistics Group, Inc. ............................................. 970 47
CRA International, Inc. ................................................... 896 96
Crane Co. ............................................................ 7,545 936
CSG Systems International, Inc. ............................................ 3,836 193
CSW Industrials, Inc. .................................................... 2,054 435
Curtiss-Wright Corp. .................................................... 5,094 1,134
Custom Truck One Source, Inc.(a) ........................................... 7,732 51
Daseke, Inc.(a) ......................................................... 5,156 42
Dayforce, Inc.(a) ....................................................... 20,185 1,403
Deluxe Corp. .......................................................... 5,771 109
Desktop Metal, Inc., Class A(a)(b) ........................................... 28,576 19
Distribution Solutions Group, Inc.(a) ......................................... 1,207 39
DLH Holdings Corp.(a) .................................................. 1,591 25
DNOW, Inc.(a) ........................................................ 13,993 141
Donaldson Co., Inc. ..................................................... 15,996 1,033
Douglas Dynamics, Inc. .................................................. 2,993 75
Driven Brands Holdings, Inc.(a) ............................................ 7,791 102
Ducommun, Inc.(a) ..................................................... 1,820 90
Dun & Bradstreet Holdings, Inc. ............................................ 34,689 402
DXP Enterprises, Inc.(a) .................................................. 1,736 56
Dycom Industries, Inc.(a) ................................................. 3,787 423
Eagle Bulk Shipping, Inc.(b) ............................................... 901 50
EMCOR Group, Inc. .................................................... 6,202 1,415
Encore Wire Corp. ...................................................... 1,988 448
Energy Recovery, Inc.(a) ................................................. 7,342 114
Energy Vault Holdings, Inc.(a)(b) ........................................... 10,145 15
Enerpac Tool Group Corp. ................................................ 7,104 222
EnerSys .............................................................. 5,310 508
Ennis, Inc. ............................................................ 3,310 67
Enovix Corp.(a)(b) ...................................................... 18,287 170
Enpro, Inc. ........................................................... 2,775 415
Enviri Corp.(a) ......................................................... 10,476 90
Eos Energy Enterprises, Inc.(a)(b) ........................................... 20,355 23
Esab Corp. ............................................................ 7,553 650
ESCO Technologies, Inc. ................................................. 3,393 346
ESS Tech, Inc.(a)(b) ..................................................... 7,182 7
EVI Industries, Inc. ..................................................... 845 20
ExlService Holdings, Inc.(a) ............................................... 20,999 657
Exponent, Inc. ......................................................... 6,677 589
Federal Signal Corp. ..................................................... 7,963 613
First Advantage Corp. .................................................... 6,711 110
FiscalNote Holdings, Inc.(a)(b) ............................................. 13,617 17

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Flowserve Corp. ........................................................ 17,457 $ 697
Fluence Energy, Inc.(a) ................................................... 8,073 160
Fluor Corp.(a) ......................................................... 22,527 850
Forrester Research, Inc.(a) ................................................ 1,550 40
Fortune Brands Innovations, Inc. ............................................ 16,780 1,302
Forward Air Corp. ...................................................... 3,388 150
Franklin Covey Co.(a) ................................................... 1,519 61
Franklin Electric Co., Inc. ................................................. 5,295 499
FTAI Aviation Ltd. ...................................................... 13,250 715
FTAI Infrastructure, Inc. .................................................. 13,102 56
FTI Consulting, Inc.(a) ................................................... 4,668 894
FuelCell Energy, Inc.(a)(b) ................................................ 60,127 72
Gates Industrial Corp. PLC(a) .............................................. 19,986 257
GATX Corp. .......................................................... 4,691 575
Genco Shipping & Trading Ltd. ............................................. 5,333 94
Gencor Industries, Inc.(a) ................................................. 1,620 25
Generac Holdings, Inc.(a) ................................................. 8,083 919
Genpact Ltd. .......................................................... 22,280 800
Gibraltar Industries, Inc.(a) ................................................ 4,028 326
GMS, Inc.(a) .......................................................... 5,398 454
GrafTech International Ltd. ................................................ 25,740 34
Graham Corp.(a) ....................................................... 1,351 26
Granite Construction, Inc. ................................................. 5,819 263
Great Lakes Dredge & Dock Corp.(a) ........................................ 8,628 66
Griffon Corp. .......................................................... 6,355 370
GXO Logistics, Inc.(a) ................................................... 15,643 851
H&E Equipment Services, Inc. ............................................. 4,263 229
Hawaiian Holdings, Inc.(a) ................................................ 6,618 94
Hayward Holdings, Inc.(a) ................................................ 28,414 356
Healthcare Services Group, Inc. ............................................. 9,794 92
Heartland Express, Inc. ................................................... 5,728 74
Heidrick & Struggles International, Inc. ....................................... 2,615 78
Helios Technologies, Inc. ................................................. 4,391 181
Herc Holdings, Inc. ..................................................... 3,712 548
Hertz Global Holdings, Inc.(a) ............................................. 39,749 332
Hexcel Corp. .......................................................... 11,191 743
Hillenbrand, Inc. ....................................................... 9,253 431
Hillman Solutions Corp.(a) ................................................ 25,821 227
HireQuest, Inc. ........................................................ 697 9
HNI Corp. ............................................................ 6,076 247
Hub Group, Inc., Class A(a) ............................................... 8,212 372
Hudson Technologies, Inc.(a) .............................................. 5,242 67
Huntington Ingalls Industries, Inc. ........................................... 5,194 1,345
Hurco Cos., Inc. ........................................................ 807 19
Huron Consulting Group, Inc.(a) ............................................ 2,447 253
Hyster-Yale Materials Handling, Inc. ......................................... 1,132 74
Hyzon Motors, Inc.(a)(b) ................................................. 12,045 9
IBEX Holdings Ltd.(a) ................................................... 1,260 23
ICF International, Inc. ................................................... 2,483 345
IES Holdings, Inc.(a) .................................................... 2,605 214
Innodata, Inc.(a)(b) ..................................................... 3,578 37
Innovative Solutions and Support, Inc.(a) ...................................... 1,580 13
Insperity, Inc. .......................................................... 4,702 539
Insteel Industries, Inc. .................................................... 2,475 86
Interface, Inc. ......................................................... 7,554 94
ITT, Inc. ............................................................. 10,912 1,318
Janus International Group, Inc.(a) ........................................... 14,933 211
JELD-WEN Holding, Inc.(a) ............................................... 11,105 207
JetBlue Airways Corp.(a) ................................................. 44,433 236
Joby Aviation, Inc.(a)(b) .................................................. 51,153 279
John Bean Technologies Corp. .............................................. 4,206 415
Kadant, Inc. ........................................................... 1,547 442
Kaman Corp. .......................................................... 3,735 168

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Karat Packaging, Inc. .................................................... 921 $ 22
KBR, Inc. ............................................................ 17,851 930
Kelly Services, Inc., Class A ............................................... 4,123 85
Kennametal, Inc. ....................................................... 10,147 249
Kforce, Inc. ........................................................... 2,490 170
Kirby Corp.(a) ......................................................... 7,831 616
Knight-Swift Transportation Holdings, Inc. .................................... 20,903 1,199
Korn Ferry ........................................................... 6,941 407
Kratos Defense & Security Solutions, Inc.(a) ................................... 16,898 286
L.B. Foster Co., Class A(a) ................................................ 1,370 32
Landstar System, Inc. .................................................... 4,765 914
Legalzoom.com, Inc.(a) .................................................. 16,757 173
Leonardo DRS, Inc.(a) ................................................... 9,504 185
Li-Cycle Holdings Corp.(a)(b) ............................................. 16,263 7
Limbach Holdings, Inc.(a) ................................................ 1,224 53
Lincoln Electric Holdings, Inc. ............................................. 7,478 1,662
Lindsay Corp. ......................................................... 1,463 190
Liquidity Services, Inc.(a) ................................................. 2,998 52
LSI Industries, Inc. ...................................................... 3,394 46
Lyft, Inc., Class A(a) .................................................... 44,472 555
Manitex International, Inc.(a) .............................................. 1,860 14
ManpowerGroup, Inc. ................................................... 6,458 479
Markforged Holding Corp.(a) .............................................. 15,022 10
Marten Transport Ltd. .................................................... 7,683 142
Masco Corp. .......................................................... 29,912 2,013
Masonite International Corp.(a) ............................................. 2,892 266
MasTec, Inc.(a) ........................................................ 8,122 533
Masterbrand, Inc.(a) ..................................................... 16,843 237
Matrix Service Co.(a) .................................................... 3,451 32
Matson, Inc. .......................................................... 4,562 511
Matthews International Corp., Class A ........................................ 3,922 129
Maximus, Inc. ......................................................... 8,072 655
Mayville Engineering Co., Inc.(a) ........................................... 1,810 23
McGrath RentCorp. ..................................................... 3,256 409
MDU Resources Group, Inc. ............................................... 26,053 508
Mercury Systems, Inc.(a) ................................................. 7,650 227
Microvast Holdings, Inc.(a)(b) ............................................. 28,430 27
Miller Industries, Inc. .................................................... 1,471 59
MillerKnoll, Inc. ....................................................... 9,731 259
Mistras Group, Inc.(a) ................................................... 2,362 18
Montrose Environmental Group, Inc.(a) ....................................... 3,732 109
Moog, Inc., Class A ..................................................... 3,758 525
MRC Global, Inc.(a) ..................................................... 10,992 117
MSA Safety, Inc. ....................................................... 4,931 814
MSC Industrial Direct Co., Inc. ............................................. 5,982 590
Mueller Industries, Inc. ................................................... 14,738 707
Mueller Water Products, Inc., Class A ........................................ 20,529 281
MYR Group, Inc.(a) ..................................................... 2,190 315
National Presto Industries, Inc. ............................................. 680 54
NEXTracker, Inc., Class A(a) .............................................. 6,459 292
Nikola Corp.(a)(b) ...................................................... 122,126 91
NN, Inc.(a) ........................................................... 5,823 27
Northann Corp.(a) ...................................................... 930 1
Northwest Pipe Co.(a) ................................................... 1,302 40
NuScale Power Corp.(a)(b) ................................................ 7,006 20
NV5 Global, Inc.(a) ..................................................... 1,862 195
nVent Electric PLC ...................................................... 21,659 1,300
Omega Flex, Inc. ....................................................... 444 31
OPENLANE, Inc.(a) .................................................... 14,144 199
Orion Group Holdings, Inc.(a) .............................................. 3,895 22
Oshkosh Corp. ......................................................... 8,687 956
Owens Corning ........................................................ 11,786 1,786
PAM Transportation Services, Inc.(a) ......................................... 775 16

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Pangaea Logistics Solutions Ltd. ............................................ 3,224 $ 30
Park Aerospace Corp. .................................................... 2,518 37
Park-Ohio Holdings Corp. ................................................ 1,149 28
Parsons Corp.(a) ....................................................... 13,896 905
Paycor HCM, Inc.(a) .................................................... 8,521 166
Paylocity Holding Corp.(a) ................................................ 5,848 926
Pentair PLC ........................................................... 22,027 1,612
Performant Financial Corp.(a) .............................................. 8,516 24
PGT Innovations, Inc.(a) .................................................. 7,186 296
Pitney Bowes, Inc. ...................................................... 20,588 85
Planet Labs PBC(a) ..................................................... 22,206 50
Plug Power, Inc.(a)(b) .................................................... 72,178 321
Powell Industries, Inc. ................................................... 1,217 144
Preformed Line Products Co. .............................................. 328 40
Primoris Services Corp. .................................................. 7,048 231
Proto Labs, Inc.(a) ...................................................... 3,423 124
Quad/Graphics, Inc.(a) ................................................... 3,868 21
Quanex Building Products Corp. ............................................ 4,354 136
Quest Resource Holding Corp.(a) ........................................... 2,237 15
Radiant Logistics, Inc.(a) ................................................. 4,773 29
RBC Bearings, Inc.(a) ................................................... 3,821 1,026
RCM Technologies, Inc.(a) ................................................ 644 18
Redwire Corp.(a)(b) ..................................................... 2,914 8
Regal Rexnord Corp. .................................................... 8,830 1,178
Resideo Technologies, Inc.(a) .............................................. 19,208 322
Resources Connection, Inc. ................................................ 4,231 57
REV Group, Inc. ....................................................... 4,022 79
Robert Half, Inc. ....................................................... 13,763 1,095
Rocket Lab USA, Inc.(a) ................................................. 39,340 191
Rush Enterprises, Inc., Class A ............................................. 9,328 419
RXO, Inc.(a) .......................................................... 15,363 320
Ryder System, Inc. ...................................................... 5,789 657
Safe Bulkers, Inc. ....................................................... 8,458 34
Saia, Inc.(a) ........................................................... 3,543 1,596
Schneider National, Inc., Class B ............................................ 7,426 182
Science Applications International Corp. ...................................... 6,888 879
Sensata Technologies Holding PLC .......................................... 20,087 727
SES AI Corp.(a)(b) ...................................................... 22,498 30
Shoals Technologies Group, Inc., Class A(a) .................................... 21,933 289
Simpson Manufacturing Co., Inc. ........................................... 5,677 1,028
SiteOne Landscape Supply, Inc.(a) ........................................... 5,942 918
Skillsoft Corp.(a) ....................................................... 547 8
Sky Harbour Group Corp.(a) ............................................... 1,144 14
SkyWest, Inc.(a) ........................................................ 5,352 285
SKYX Platforms Corp.(a)(b) ............................................... 6,583 10
SP Plus Corp.(a) ........................................................ 2,534 131
Spirit AeroSystems Holdings, Inc., Class A(a) .................................. 15,372 422
Spirit Airlines, Inc.(b) .................................................... 14,471 91
SPX Technologies, Inc.(a) ................................................. 5,855 589
Standex International Corp. ................................................ 1,551 229
Steelcase, Inc., Class A ................................................... 11,245 143
Stem, Inc.(a)(b) ........................................................ 19,391 57
Stericycle, Inc.(a) ....................................................... 12,339 592
Sterling Check Corp.(a) .................................................. 10,647 145
Sterling Infrastructure, Inc.(a) .............................................. 3,975 299
Sun Country Airlines Holdings, Inc.(a) ........................................ 5,117 70
SunPower Corp.(a)(b) .................................................... 11,548 35
Sunrun, Inc.(a) ......................................................... 28,328 410
TaskUS, Inc., Class A(a) .................................................. 2,398 30
Tennant Co. ........................................................... 2,471 234
Terex Corp. ........................................................... 8,770 539
Terran Orbital Corp.(a)(b) ................................................. 18,573 15
Tetra Tech, Inc. ........................................................ 7,055 1,116

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Textainer Group Holdings Ltd. ............................................. 5,343 $ 265
The AZEK Co., Inc.(a) ................................................... 19,353 746
The Brink's Co. ........................................................ 5,865 474
The Eastern Co. ........................................................ 772 19
The GEO Group, Inc.(a) .................................................. 15,992 178
The Gorman-Rupp Co. ................................................... 3,029 101
The Greenbrier Cos., Inc. ................................................. 3,994 182
The Lion Electric Co.(a)(b) ................................................ 15,512 27
The Manitowoc Co., Inc.(a) ............................................... 4,580 74
The Middleby Corp.(a) ................................................... 7,076 998
The Shyft Group, Inc. .................................................... 4,116 45
The Timken Co. ........................................................ 8,423 690
The Toro Co. .......................................................... 13,827 1,279
Thermon Group Holdings, Inc.(a) ........................................... 4,408 145
Titan International, Inc.(a) ................................................. 6,730 99
Titan Machinery, Inc.(a) .................................................. 2,733 73
Transcat, Inc.(a) ........................................................ 1,145 126
Trex Co., Inc.(a) ........................................................ 14,437 1,176
TriNet Group, Inc.(a) .................................................... 6,231 709
Trinity Industries, Inc. ................................................... 10,806 272
Triumph Group, Inc.(a) ................................................... 10,053 163
TrueBlue, Inc.(a) ....................................................... 3,994 55
TTEC Holdings, Inc. .................................................... 2,563 52
TuSimple Holdings, Inc., Class A(a) ......................................... 18,874 4
Tutor Perini Corp.(a) .................................................... 5,595 50
Twin Disc, Inc. ........................................................ 1,468 22
UFP Industries, Inc. ..................................................... 8,030 911
U-Haul Holding Co. ..................................................... 14,488 925
Ultralife Corp.(a) ....................................................... 1,267 9
UniFirst Corp. ......................................................... 1,926 326
Universal Logistics Holdings, Inc. ........................................... 892 27
Upwork, Inc.(a) ........................................................ 16,080 220
V2X, Inc.(a) .......................................................... 1,531 60
Valmont Industries, Inc. .................................................. 2,740 618
Velo3D, Inc.(a) ........................................................ 14,732 5
Verra Mobility Corp.(a) .................................................. 21,674 518
Vestis Corp. ........................................................... 17,424 373
Viad Corp.(a) .......................................................... 2,688 89
Vicor Corp.(a) ......................................................... 3,046 115
Virgin Galactic Holdings, Inc.(a)(b) .......................................... 48,733 87
VSE Corp. ............................................................ 1,802 112
Wabash National Corp. ................................................... 6,022 152
Watts Water Technologies, Inc., Class A ....................................... 3,610 715
Werner Enterprises, Inc. .................................................. 8,357 331
WESCO International, Inc. ................................................ 5,855 1,016
Wheels Up Experience, Inc.(a)(b) ........................................... 11,040 37
Willdan Group, Inc.(a) ................................................... 1,708 33
Willis Lease Finance Corp.(a) .............................................. 278 14
WillScot Mobile Mini Holdings Corp.(a) ...................................... 24,956 1,180
Woodward, Inc. ........................................................ 7,452 1,027
Xometry, Inc., Class A(a) ................................................. 5,246 169
XPO, Inc.(a) .......................................................... 15,225 1,301
Zurn Elkay Water Solutions Corp. ........................................... 18,858 559
130,869
Information Technology (12.5%):
8x8, Inc.(a) ........................................................... 15,641 53
908 Devices, Inc.(a) ..................................................... 3,123 22
A10 Networks, Inc. ..................................................... 9,229 123
ACI Worldwide, Inc.(a) .................................................. 14,356 432
ACM Research, Inc., Class A(a) ............................................ 6,094 105
Adeia, Inc. ............................................................ 13,667 166
ADTRAN Holdings, Inc. ................................................. 9,475 59

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Advanced Energy Industries, Inc. ........................................... 4,948 $ 515
Aehr Test Systems(a) .................................................... 3,614 54
Aeva Technologies, Inc.(a)(b) .............................................. 15,293 13
Agilysys, Inc.(a) ....................................................... 3,200 268
Alarm.com Holdings, Inc.(a) ............................................... 6,332 385
Alkami Technology, Inc.(a) ................................................ 6,620 163
Allegro MicroSystems, Inc.(a) .............................................. 9,770 253
Alpha & Omega Semiconductor Ltd.(a) ....................................... 3,045 78
Altair Engineering, Inc., Class A(a) .......................................... 7,198 612
Alteryx, Inc., Class A(a) .................................................. 8,129 386
Ambarella, Inc.(a)(b) .................................................... 5,015 264
Amdocs Ltd. .......................................................... 16,165 1,482
American Software, Inc., Class A ........................................... 4,267 48
Amkor Technology, Inc. .................................................. 15,232 482
Amplitude, Inc., Class A(a) ................................................ 8,492 110
Appfolio, Inc., Class A(a) ................................................. 2,579 565
Appian Corp., Class A(a) ................................................. 5,468 178
Applied Digital Corp.(a)(b) ................................................ 9,413 48
Applied Optoelectronics, Inc.(a) ............................................ 4,374 69
AppLovin Corp., Class A(a) ............................................... 18,081 744
Arlo Technologies, Inc.(a) ................................................. 11,942 106
Arrow Electronics, Inc.(a) ................................................. 7,192 799
Arteris, Inc.(a) ......................................................... 2,837 18
Asana, Inc., Class A(a) ................................................... 10,269 179
Aspen Technology, Inc.(a) ................................................. 3,610 693
Atomera, Inc.(a) ........................................................ 3,290 26
Aurora Innovation, Inc.(a) ................................................. 93,205 279
AvePoint, Inc.(a) ....................................................... 12,995 100
Aviat Networks, Inc.(a) ................................................... 1,500 45
Avnet, Inc. ............................................................ 12,007 544
Axcelis Technologies, Inc.(a) .............................................. 4,308 560
Backblaze, Inc., Class A(a) ................................................ 3,584 29
Badger Meter, Inc. ...................................................... 3,906 562
Bel Fuse, Inc., Class B ................................................... 1,591 106
Belden, Inc. ........................................................... 5,481 407
Benchmark Electronics, Inc. ............................................... 4,605 125
BigBear.ai Holdings, Inc.(a)(b) ............................................. 6,324 10
BigCommerce Holdings, Inc., Class 1(a) ...................................... 8,533 70
BILL Holdings, Inc.(a) ................................................... 13,640 1,065
Bit Digital, Inc.(a)(b) .................................................... 11,321 30
Bitdeer Technologies Group(a)(b) ........................................... 2,851 23
Blackbaud, Inc.(a) ...................................................... 5,765 467
BlackLine, Inc.(a) ...................................................... 6,705 393
Blend Labs, Inc., Class A(a) ............................................... 23,636 65
Box, Inc., Class A(a) .................................................... 18,473 480
Braze, Inc., Class A(a) ................................................... 7,579 410
C3.ai, Inc., Class A(a)(b) ................................................. 13,536 335
Calix, Inc.(a) .......................................................... 7,762 258
Cambium Networks Corp.(a) .............................................. 1,611 7
CCC Intelligent Solutions Holdings, Inc.(a) .................................... 26,430 290
Cellebrite DI Ltd.(a) ..................................................... 6,808 62
Cerence, Inc.(a) ........................................................ 5,304 106
CEVA, Inc.(a) ......................................................... 3,048 59
Ciena Corp.(a) ......................................................... 19,506 1,034
Cipher Mining, Inc.(a) ................................................... 7,540 23
Cirrus Logic, Inc.(a) ..................................................... 7,178 554
Cleanspark, Inc.(a) ...................................................... 23,498 189
Clear Secure, Inc., Class A ................................................ 11,216 213
Clearfield, Inc.(a) ....................................................... 1,726 43
Clearwater Analytics Holdings, Inc., Class A(a) ................................. 14,270 269
Climb Global Solutions, Inc. ............................................... 511 28
Cognex Corp. ......................................................... 22,978 830
Coherent Corp.(a) ...................................................... 19,755 939

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Cohu, Inc.(a) .......................................................... 6,221 $ 198
CommScope Holding Co., Inc.(a) ........................................... 27,364 63
CommVault Systems, Inc.(a) ............................................... 5,748 527
Comtech Telecommunications Corp.(a) ....................................... 3,504 22
Confluent, Inc., Class A(a) ................................................ 27,718 620
Consensus Cloud Solutions, Inc.(a) .......................................... 2,360 51
Corsair Gaming, Inc.(a) .................................................. 5,770 73
Couchbase, Inc.(a) ...................................................... 4,271 107
CPI Card Group, Inc.(a) .................................................. 541 10
Crane NXT Co. ........................................................ 6,438 375
CS Disco, Inc.(a) ....................................................... 3,215 26
CSP, Inc. ............................................................. 450 11
CTS Corp. ............................................................ 4,079 167
Daktronics, Inc.(a) ...................................................... 5,039 38
Diebold Nixdorf, Inc.(a) .................................................. 4,967 151
Digi International, Inc.(a) ................................................. 4,663 113
Digimarc Corp.(a)(b) .................................................... 1,872 66
Digital Turbine, Inc.(a) ................................................... 12,191 66
DigitalOcean Holdings, Inc.(a) ............................................. 6,485 219
Diodes, Inc.(a) ......................................................... 5,955 401
DocuSign, Inc.(a) ....................................................... 26,891 1,638
Dolby Laboratories, Inc., Class A ........................................... 7,819 650
Domo, Inc., Class B(a) ................................................... 3,960 43
DoubleVerify Holdings, Inc.(a) ............................................. 18,411 737
Dropbox, Inc., Class A(a) ................................................. 34,053 1,079
DXC Technology Co.(a) .................................................. 25,579 558
E2open Parent Holdings, Inc.(a) ............................................ 32,028 120
Eastman Kodak Co.(a) ................................................... 8,345 29
eGain Corp.(a) ......................................................... 2,868 22
Elastic NV(a) .......................................................... 10,795 1,264
Enfusion, Inc., Class A(a) ................................................. 5,835 46
Envestnet, Inc.(a) ....................................................... 7,215 369
ePlus, Inc.(a) .......................................................... 3,525 266
Everbridge, Inc.(a) ...................................................... 5,299 119
Everspin Technologies, Inc.(a) .............................................. 2,314 20
Evolv Technologies Holdings, Inc.(a) ......................................... 12,588 55
Expensify, Inc., Class A(a) ................................................ 5,357 9
Extreme Networks, Inc.(a) ................................................ 16,889 228
F5, Inc.(a) ............................................................ 7,934 1,457
Fabrinet(a) ............................................................ 4,827 1,031
FARO Technologies, Inc.(a) ............................................... 2,443 55
Fastly, Inc., Class A(a) ................................................... 16,009 322
Five9, Inc.(a) .......................................................... 9,514 722
FormFactor, Inc.(a) ..................................................... 10,290 399
Freshworks, Inc., Class A(a) ............................................... 21,151 470
Gitlab, Inc., Class A(a) ................................................... 13,217 940
Globant SA(a) ......................................................... 5,526 1,303
GoDaddy, Inc., Class A(a) ................................................. 18,736 1,998
Grid Dynamics Holdings, Inc.(a) ............................................ 7,402 97
Guidewire Software, Inc.(a) ............................................... 10,859 1,213
Harmonic, Inc.(a) ....................................................... 14,621 171
HashiCorp, Inc., Class A(a) ................................................ 13,521 296
Ichor Holdings Ltd.(a) ................................................... 3,824 138
Identiv, Inc.(a) ......................................................... 2,792 22
Immersion Corp. ....................................................... 3,984 27
Impinj, Inc.(a) ......................................................... 3,469 336
indie Semiconductor, Inc., Class A(a) ......................................... 18,452 112
Infinera Corp.(a) ....................................................... 29,877 148
Informatica, Inc., Class A(a) ............................................... 16,735 502
Information Services Group, Inc. ............................................ 4,609 20
Innoviz Technologies Ltd.(a)(b) ............................................. 21,084 36
Insight Enterprises, Inc.(a) ................................................ 4,309 796
Intapp, Inc.(a) ......................................................... 6,614 285

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
InterDigital, Inc. ....................................................... 3,373 $ 354
inTEST Corp.(a) ....................................................... 1,554 19
IonQ, Inc.(a)(b) ........................................................ 22,485 231
IPG Photonics Corp.(a) ................................................... 3,865 378
Iteris, Inc.(a) .......................................................... 5,613 27
Itron, Inc.(a) .......................................................... 6,036 435
Jamf Holding Corp.(a) ................................................... 6,381 118
Juniper Networks, Inc. ................................................... 42,111 1,556
Kaltura, Inc.(a) ........................................................ 9,418 16
Kimball Electronics, Inc.(a) ............................................... 3,269 78
Klaviyo, Inc., Class A(a)(b) ................................................ 2,028 52
Knowles Corp.(a) ....................................................... 11,869 194
Kopin Corp.(a) ......................................................... 14,231 25
Kulicke & Soffa Industries, Inc. ............................................. 7,319 368
Kyndryl Holdings, Inc.(a) ................................................. 30,250 621
Lantronix, Inc.(a) ....................................................... 4,047 25
Lattice Semiconductor Corp.(a) ............................................. 18,248 1,111
Lightwave Logic, Inc.(a)(b) ............................................... 15,552 67
Littelfuse, Inc. ......................................................... 3,274 792
LivePerson, Inc.(a) ...................................................... 10,128 28
LiveRamp Holdings, Inc.(a) ............................................... 8,509 336
Lumentum Holdings, Inc.(a) ............................................... 8,855 487
Luna Innovations, Inc.(a) ................................................. 4,296 31
MACOM Technology Solutions Holdings, Inc.(a) ................................ 7,327 632
Magnachip Semiconductor Corp.(a) .......................................... 4,943 32
Manhattan Associates, Inc.(a) .............................................. 8,130 1,972
Marathon Digital Holdings, Inc.(a)(b) ........................................ 28,992 514
Matterport, Inc.(a) ...................................................... 33,650 76
MaxLinear, Inc.(a) ...................................................... 9,958 207
MeridianLink, Inc.(a) .................................................... 2,851 65
Methode Electronics, Inc. ................................................. 4,527 94
MicroStrategy, Inc.(a)(b) .................................................. 1,821 913
MicroVision, Inc.(a)(b) ................................................... 25,167 60
Mirion Technologies, Inc.(a) ............................................... 27,666 261
Mitek Systems, Inc.(a) ................................................... 5,920 75
MKS Instruments, Inc. ................................................... 8,423 897
Model N, Inc.(a) ....................................................... 4,926 133
N-able, Inc.(a) ......................................................... 8,149 106
Napco Security Technologies, Inc. ........................................... 4,384 152
Navitas Semiconductor Corp.(a) ............................................ 15,725 90
nCino, Inc.(a) ......................................................... 8,148 257
NCR Voyix Corp.(a) ..................................................... 17,952 264
NETGEAR, Inc.(a) ..................................................... 3,716 53
NetScout Systems, Inc.(a) ................................................. 9,171 197
NextNav, Inc.(a)(b) ..................................................... 6,078 25
nLight, Inc.(a) ......................................................... 5,914 77
Novanta, Inc.(a) ........................................................ 4,747 734
Nutanix, Inc., Class A(a) .................................................. 32,434 1,823
NVE Corp. ........................................................... 633 51
Olo, Inc., Class A(a) ..................................................... 13,952 72
ON24, Inc. ........................................................... 4,873 37
OneSpan, Inc.(a) ....................................................... 4,810 49
Onto Innovation, Inc.(a) .................................................. 6,505 1,051
OSI Systems, Inc.(a) ..................................................... 2,114 271
Ouster, Inc.(a)(b) ....................................................... 2,932 15
PagerDuty, Inc.(a) ...................................................... 11,572 274
PAR Technology Corp.(a)(b) ............................................... 3,690 168
PC Connection, Inc. ..................................................... 1,525 98
PDF Solutions, Inc.(a) ................................................... 4,081 127
Pegasystems, Inc. ....................................................... 5,244 256
Perficient, Inc.(a) ....................................................... 4,560 311
Photronics, Inc.(a) ...................................................... 7,712 225
Plexus Corp.(a) ........................................................ 3,597 341

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Porch Group, Inc.(a) ..................................................... 10,168 $ 24
Power Integrations, Inc. .................................................. 7,451 559
PowerSchool Holdings, Inc.(a) ............................................. 7,399 174
Procore Technologies, Inc.(a) .............................................. 16,963 1,211
Progress Software Corp. .................................................. 5,732 326
PROS Holdings, Inc.(a) .................................................. 5,573 192
Pure Storage, Inc., Class A(a) .............................................. 39,094 1,563
Q2 Holdings, Inc.(a) ..................................................... 7,529 320
Qorvo, Inc.(a) ......................................................... 12,932 1,290
Qualys, Inc.(a) ......................................................... 4,784 905
QuickLogic Corp.(a) .................................................... 1,801 20
Rackspace Technology, Inc.(a)(b) ........................................... 6,210 10
Rambus, Inc.(a) ........................................................ 14,278 978
Rapid7, Inc.(a) ......................................................... 8,027 442
reAlpha Tech Corp.(a)(b) ................................................. 1,204 2
Red Violet, Inc.(a) ...................................................... 1,248 23
Rekor Systems, Inc.(a) ................................................... 8,486 27
ReposiTrak, Inc.(b) ..................................................... 1,549 19
Ribbon Communications, Inc.(a) ............................................ 18,774 57
Richardson Electronics Ltd. ............................................... 1,585 16
Rigetti Computing, Inc.(a)(b) .............................................. 12,422 15
Rimini Street, Inc.(a) .................................................... 6,224 20
RingCentral, Inc., Class A(a) ............................................... 10,931 370
Riot Platforms, Inc.(a)(b) ................................................. 26,293 287
Rogers Corp.(a) ........................................................ 2,452 283
Samsara, Inc., Class A(a) ................................................. 22,478 706
Sanmina Corp.(a) ....................................................... 7,380 441
ScanSource, Inc.(a) ..................................................... 3,264 128
SEMrush Holdings, Inc., Class A(a) .......................................... 3,868 45
Semtech Corp.(a) ....................................................... 8,492 168
SentinelOne, Inc., Class A(a) ............................................... 31,215 837
Silicon Laboratories, Inc.(a) ............................................... 4,157 513
SiTime Corp.(a) ........................................................ 2,240 239
SkyWater Technology, Inc.(a)(b) ............................................ 2,058 18
SMART Global Holdings, Inc.(a) ........................................... 6,682 131
SmartRent, Inc.(a) ...................................................... 22,263 66
Smartsheet, Inc., Class A(a) ............................................... 17,264 776
SolarEdge Technologies, Inc.(a) ............................................ 7,539 501
SolarWinds Corp.(a) ..................................................... 5,701 67
SoundHound AI, Inc., Class A(a)(b) .......................................... 27,138 45
SoundThinking, Inc.(a) ................................................... 1,276 26
Sprinklr, Inc., Class A(a) .................................................. 13,439 168
Sprout Social, Inc., Class A(a) .............................................. 6,326 388
SPS Commerce, Inc.(a) ................................................... 4,860 893
Squarespace, Inc., Class A(a) .............................................. 7,702 239
Stratasys Ltd.(a) ........................................................ 7,953 105
Synaptics, Inc.(a) ....................................................... 5,148 550
TD SYNNEX Corp. ..................................................... 7,107 711
Telos Corp.(a) ......................................................... 6,723 27
Tenable Holdings, Inc.(a) ................................................. 15,382 725
Teradata Corp.(a) ....................................................... 12,880 595
Terawulf, Inc.(a)(b) ..................................................... 19,386 32
The Hackett Group, Inc. .................................................. 3,252 75
Thoughtworks Holding, Inc.(a) ............................................. 12,190 57
Transphorm, Inc.(a) ..................................................... 3,391 16
TTM Technologies, Inc.(a) ................................................ 13,300 185
Tucows, Inc., Class A(a) .................................................. 1,054 24
Turtle Beach Corp.(a) .................................................... 1,946 22
Twilio, Inc., Class A(a) ................................................... 22,939 1,613
UiPath, Inc., Class A(a) .................................................. 56,006 1,287
Ultra Clean Holdings, Inc.(a) .............................................. 5,832 223
Unisys Corp.(a) ........................................................ 8,845 60
Universal Display Corp. .................................................. 5,851 993

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Upland Software, Inc.(a) .................................................. 3,588 $ 15
Varonis Systems, Inc.(a) .................................................. 14,087 632
Veeco Instruments, Inc.(a) ................................................. 7,356 235
Verint Systems, Inc.(a) ................................................... 8,215 244
Vertex, Inc., Class A(a) ................................................... 6,195 150
Viasat, Inc.(a) ......................................................... 12,996 289
Viavi Solutions, Inc.(a) ................................................... 29,359 289
Vishay Intertechnology, Inc. ............................................... 16,733 364
Vishay Precision Group, Inc.(a) ............................................. 1,563 50
Vontier Corp. .......................................................... 20,502 709
Vuzix Corp.(a)(b) ....................................................... 7,828 13
Weave Communications, Inc.(a) ............................................ 5,509 69
Wolfspeed, Inc.(a) ...................................................... 16,580 540
Workiva, Inc.(a) ........................................................ 6,368 592
Wrap Technologies, Inc.(a)(b) .............................................. 3,858 15
Xerox Holdings Corp. ................................................... 15,203 281
Xperi, Inc.(a) .......................................................... 5,656 60
Yext, Inc.(a) ........................................................... 13,486 80
Zeta Global Holdings Corp., Class A(a) ....................................... 20,018 194
Zuora, Inc., Class A(a) ................................................... 17,501 160
92,172
Materials (5.0%):
AdvanSix, Inc. ......................................................... 3,455 88
Alcoa Corp. ........................................................... 23,647 703
Algoma Steel Group, Inc.(b) ............................................... 12,480 104
Alpha Metallurgical Resources, Inc. .......................................... 1,467 586
Alto Ingredients, Inc.(a) .................................................. 9,552 18
American Battery Technology Co.(a)(b) ....................................... 6,009 16
American Vanguard Corp. ................................................. 3,599 39
AptarGroup, Inc. ....................................................... 8,744 1,136
Arch Resources, Inc. .................................................... 2,304 408
Ardagh Metal Packaging SA ............................................... 18,434 68
Arras Minerals Corp.(a) .................................................. 4,451 1
Ashland, Inc. .......................................................... 6,814 638
Aspen Aerogels, Inc.(a) .................................................. 9,074 102
ATI, Inc.(a) ........................................................... 16,875 690
Atlas Lithium Corp.(a) ................................................... 704 16
Avient Corp. .......................................................... 11,960 433
Axalta Coating Systems Ltd.(a) ............................................. 29,343 951
Balchem Corp. ......................................................... 4,271 599
Berry Global Group, Inc. ................................................. 15,409 1,009
Cabot Corp. ........................................................... 7,294 526
Carpenter Technology Corp. ............................................... 6,428 396
Century Aluminum Co.(a) ................................................. 6,927 77
Clearwater Paper Corp.(a) ................................................. 2,157 71
Cleveland-Cliffs, Inc.(a) .................................................. 66,249 1,328
Coeur Mining, Inc.(a) .................................................... 50,473 136
Commercial Metals Co. .................................................. 15,501 809
Compass Minerals International, Inc. ......................................... 5,471 123
Contango ORE, Inc.(a) ................................................... 670 11
Core Molding Technologies, Inc.(a) .......................................... 1,005 17
Crown Holdings, Inc. .................................................... 16,010 1,417
Dakota Gold Corp.(a) .................................................... 8,391 18
Danimer Scientific, Inc.(a)(b) .............................................. 11,970 8
Eagle Materials, Inc. ..................................................... 4,603 1,042
Eastman Chemical Co. ................................................... 15,761 1,317
Ecovyst, Inc.(a) ........................................................ 13,789 128
Element Solutions, Inc. ................................................... 29,667 659
FMC Corp. ........................................................... 16,586 932
Gatos Silver, Inc.(a) ..................................................... 6,131 38
Ginkgo Bioworks Holdings, Inc.(a)(b) ........................................ 176,851 214
Graphic Packaging Holding Co. ............................................ 40,457 1,032

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Greif, Inc., Class A ...................................................... 3,335 $ 209
H.B. Fuller Co. ........................................................ 7,185 544
Hawkins, Inc. ......................................................... 2,555 170
Haynes International, Inc. ................................................. 1,658 92
Hecla Mining Co. ....................................................... 76,817 293
Huntsman Corp. ........................................................ 22,006 540
Ingevity Corp.(a) ....................................................... 4,806 209
Innospec, Inc. ......................................................... 3,291 382
Intrepid Potash, Inc.(a) ................................................... 1,270 23
Kaiser Aluminum Corp. .................................................. 2,101 136
Knife River Corp.(a) .................................................... 7,514 492
Koppers Holdings, Inc. ................................................... 2,669 136
Loop Industries, Inc.(a)(b) ................................................ 2,488 9
Louisiana-Pacific Corp. .................................................. 9,517 633
LSB Industries, Inc.(a) ................................................... 6,547 49
Materion Corp. ........................................................ 2,717 318
Mativ Holdings, Inc. ..................................................... 7,045 85
McEwen Mining, Inc.(a) .................................................. 5,246 34
Mercer International, Inc. ................................................. 5,050 43
Minerals Technologies, Inc. ................................................ 4,288 280
MP Materials Corp.(a) ................................................... 19,191 303
Myers Industries, Inc. .................................................... 4,854 91
NewMarket Corp. ...................................................... 911 508
O-I Glass, Inc.(a) ....................................................... 20,421 297
Olin Corp. ............................................................ 16,322 850
Olympic Steel, Inc. ...................................................... 1,306 88
Orion SA ............................................................. 7,514 168
Pactiv Evergreen, Inc. .................................................... 5,248 77
Perpetua Resources Corp.(a) ............................................... 8,432 24
Piedmont Lithium, Inc.(a) ................................................. 2,378 36
PureCycle Technologies, Inc.(a)(b) .......................................... 16,878 66
Quaker Chemical Corp. .................................................. 1,845 350
Ramaco Resources, Inc., Class A ............................................ 3,956 75
Ranpak Holdings Corp.(a) ................................................ 9,688 40
Rayonier Advanced Materials, Inc.(a) ........................................ 8,375 36
Royal Gold, Inc. ........................................................ 8,757 1,002
RPM International, Inc. .................................................. 17,010 1,814
Ryerson Holding Corp. ................................................... 3,896 134
Schnitzer Steel Industries, Inc. ............................................. 3,354 88
Sealed Air Corp. ....................................................... 19,151 662
Sensient Technologies Corp. ............................................... 4,732 294
Silgan Holdings, Inc. .................................................... 10,772 495
Smith-Midland Corp.(a) .................................................. 591 23
Sonoco Products Co. .................................................... 12,994 739
Stepan Co. ............................................................ 2,831 253
Summit Materials, Inc., Class A(a) .......................................... 15,892 575
SunCoke Energy, Inc. .................................................... 11,060 113
Sylvamo Corp. ......................................................... 4,644 216
The Chemours Co. ...................................................... 19,629 592
The Scotts Miracle-Gro Co. ............................................... 5,615 316
TimkenSteel Corp.(a) .................................................... 4,981 102
TMC The Metals Co., Inc.(a)(b) ............................................ 14,505 19
Tredegar Corp. ......................................................... 3,633 17
TriMas Corp. .......................................................... 5,459 135
Trinseo PLC .......................................................... 4,600 28
Tronox Holdings PLC ................................................... 15,586 215
United States Lime & Minerals, Inc. ......................................... 278 72
United States Steel Corp. ................................................. 29,455 1,385
Universal Stainless & Alloy Products, Inc.(a) ................................... 1,110 21
Warrior Met Coal, Inc. ................................................... 6,862 440
Westrock Co. .......................................................... 33,824 1,362
36,702

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Real Estate (7.3%):
Acadia Realty Trust ..................................................... 12,645 $ 216
Agree Realty Corp. ..................................................... 13,223 788
Alexander & Baldwin, Inc. ................................................ 9,570 166
Alexander's, Inc. ....................................................... 284 62
Alpine Income Property Trust, Inc. .......................................... 1,669 26
Altisource Portfolio Solutions SA(a) ......................................... 1,652 5
American Assets Trust, Inc. ................................................ 6,338 142
American Homes 4 Rent, Class A ........................................... 44,543 1,561
Americold Realty Trust, Inc. ............................................... 37,847 1,041
Anywhere Real Estate, Inc.(a) .............................................. 14,283 102
Apartment Income REIT Corp. ............................................. 19,584 640
Apartment Investment & Management Co.(a) ................................... 17,645 131
Apple Hospitality REIT, Inc. ............................................... 28,535 458
Armada Hoffler Properties, Inc. ............................................. 8,844 106
Boston Properties, Inc. ................................................... 20,944 1,393
Braemar Hotels & Resorts, Inc. ............................................. 7,031 16
Brandywine Realty Trust ................................................. 22,520 107
Brixmor Property Group, Inc. .............................................. 39,959 897
Broadstone Net Lease, Inc. ................................................ 23,515 378
BRT Apartments Corp. ................................................... 1,491 25
Camden Property Trust ................................................... 14,044 1,318
CareTrust REIT, Inc. .................................................... 15,725 329
CBL & Associates Properties, Inc. ........................................... 3,370 79
Centerspace ........................................................... 1,991 109
Chatham Lodging Trust .................................................. 6,365 67
City Office REIT, Inc. .................................................... 5,156 27
Community Healthcare Trust, Inc. ........................................... 3,366 86
Compass, Inc., Class A(a) ................................................. 46,390 160
COPT Defense Properties ................................................. 14,994 353
Cousins Properties, Inc. .................................................. 20,167 462
CTO Realty Growth, Inc. ................................................. 2,710 45
CubeSmart ........................................................... 29,847 1,290
Cushman & Wakefield PLC(a) ............................................. 26,749 281
DiamondRock Hospitality Co. .............................................. 27,603 252
DigitalBridge Group, Inc. ................................................. 21,628 425
Diversified Healthcare Trust ............................................... 28,881 83
Douglas Elliman, Inc. .................................................... 9,621 21
Douglas Emmett, Inc. .................................................... 21,410 290
Easterly Government Properties, Inc. ......................................... 11,518 141
EastGroup Properties, Inc. ................................................ 6,112 1,084
Elme Communities ...................................................... 11,585 168
Empire State Realty Trust, Inc. ............................................. 17,596 168
EPR Properties ........................................................ 9,893 438
Equity Commonwealth ................................................... 13,904 266
Equity LifeStyle Properties, Inc. ............................................ 23,799 1,611
Essential Properties Realty Trust, Inc. ........................................ 20,722 516
eXp World Holdings, Inc.(b) ............................................... 10,348 128
Farmland Partners, Inc. ................................................... 5,821 65
Federal Realty Investment Trust ............................................ 10,808 1,100
First Industrial Realty Trust, Inc. ............................................ 17,624 908
Five Point Holdings LLC, Class A(a) ......................................... 7,764 27
Forestar Group, Inc.(a) ................................................... 2,429 76
Four Corners Property Trust, Inc. ............................................ 11,969 280
Franklin Street Properties Corp. ............................................. 10,791 27
FRP Holdings, Inc.(a) .................................................... 794 46
Generation Income Properties, Inc. .......................................... 231 1
Getty Realty Corp. ...................................................... 6,451 178
Gladstone Commercial Corp. .............................................. 5,263 67
Gladstone Land Corp. .................................................... 4,453 63
Global Medical REIT, Inc. ................................................ 8,266 84
Global Net Lease, Inc. ................................................... 26,306 222
Healthcare Realty Trust, Inc. ............................................... 50,400 812

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Healthpeak Properties, Inc. ................................................ 72,727 $ 1,345
Highwoods Properties, Inc. ................................................ 13,932 320
Host Hotels & Resorts, Inc. ................................................ 93,334 1,794
Howard Hughes Holdings, Inc.(a) ........................................... 6,626 531
Hudson Pacific Properties, Inc. ............................................. 18,341 150
Independence Realty Trust, Inc. ............................................. 29,835 438
Industrial Logistics Properties Trust .......................................... 7,785 31
Innovative Industrial Properties, Inc. ......................................... 3,697 345
InvenTrust Properties Corp. ............................................... 9,004 224
JBG SMITH Properties ................................................... 12,717 204
Jones Lang LaSalle, Inc.(a) ................................................ 6,310 1,117
Kennedy-Wilson Holdings, Inc. ............................................. 15,819 165
Kilroy Realty Corp. ..................................................... 15,456 553
Kimco Realty Corp. ..................................................... 87,860 1,775
Kite Realty Group Trust .................................................. 29,101 623
Lamar Advertising Co., Class A ............................................. 11,616 1,216
LTC Properties, Inc. ..................................................... 5,426 169
LuxUrban Hotels, Inc.(a) ................................................. 1,488 6
LXP Industrial Trust ..................................................... 38,213 347
Marcus & Millichap, Inc. ................................................. 3,196 122
Maui Land & Pineapple Co., Inc.(a) .......................................... 921 18
Medical Properties Trust, Inc.(b) ............................................ 78,830 244
Modiv Industrial, Inc. .................................................... 825 12
National Health Investors, Inc. ............................................. 5,539 295
National Storage Affiliates Trust ............................................ 10,205 381
NET Lease Office Properties ............................................... 1,942 48
NETSTREIT Corp. ..................................................... 9,154 166
Newmark Group, Inc., Class A ............................................. 18,673 190
NexPoint Diversified Real Estate Trust(b) ..................................... 4,045 28
NexPoint Residential Trust, Inc. ............................................ 3,049 93
NNN REIT, Inc. ........................................................ 24,248 978
Offerpad Solutions, Inc.(a)(b) .............................................. 1,407 13
Office Properties Income Trust ............................................. 6,388 23
Omega Healthcare Investors, Inc. ........................................... 32,677 948
One Liberty Properties, Inc. ............................................... 2,087 42
Opendoor Technologies, Inc.(a) ............................................. 72,576 248
Orion Office REIT, Inc. ................................................... 7,189 37
Outfront Media, Inc. ..................................................... 17,769 231
Paramount Group, Inc. ................................................... 24,796 118
Park Hotels & Resorts, Inc. ................................................ 27,396 413
Pebblebrook Hotel Trust .................................................. 15,823 241
Phillips Edison & Co., Inc. ................................................ 15,904 552
Physicians Realty Trust ................................................... 31,451 385
Piedmont Office Realty Trust, Inc., Class A .................................... 16,304 111
Plymouth Industrial REIT, Inc. ............................................. 5,988 133
Postal Realty Trust, Inc., Class A ............................................ 2,726 38
PotlatchDeltic Corp. ..................................................... 10,355 463
Rayonier, Inc. ......................................................... 19,666 596
RE/MAX Holdings, Inc. .................................................. 2,226 24
Redfin Corp.(a) ........................................................ 14,747 120
Regency Centers Corp. ................................................... 24,507 1,536
Retail Opportunity Investments Corp. ........................................ 16,333 222
Rexford Industrial Realty, Inc. .............................................. 28,181 1,482
RLJ Lodging Trust ...................................................... 20,284 235
Ryman Hospitality Properties, Inc. ........................................... 7,759 853
Sabra Health Care REIT, Inc. .............................................. 30,500 407
Safehold, Inc. ......................................................... 6,472 129
Saul Centers, Inc. ....................................................... 1,731 66
Seritage Growth Properties, Class A(a)(b) ..................................... 5,012 46
Service Properties Trust .................................................. 21,634 167
SITE Centers Corp. ..................................................... 25,087 334
SL Green Realty Corp.(b) ................................................. 8,609 387
STAG Industrial, Inc. .................................................... 24,237 895

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Star Holdings(a) ........................................................ 1,580 $ 18
Stratus Properties, Inc.(a) ................................................. 877 20
Summit Hotel Properties, Inc. .............................................. 14,035 91
Sunstone Hotel Investors, Inc. .............................................. 27,200 290
Tanger, Inc. ........................................................... 13,706 369
Tejon Ranch Co.(a) ..................................................... 3,447 54
Terreno Realty Corp. .................................................... 11,167 667
The Macerich Co. ...................................................... 28,599 452
The RMR Group, Inc., Class A ............................................. 2,045 53
The St. Joe Co. ........................................................ 7,581 418
UMH Properties, Inc. .................................................... 8,246 125
Uniti Group, Inc. ....................................................... 30,957 163
Universal Health Realty Income Trust ........................................ 1,809 72
Urban Edge Properties ................................................... 15,219 263
Veris Residential, Inc. .................................................... 11,223 171
Vornado Realty Trust .................................................... 22,133 602
Whitestone REIT ....................................................... 6,070 78
Xenia Hotels & Resorts, Inc. ............................................... 13,944 186
Zillow Group, Inc., Class C(a) .............................................. 27,508 1,564
53,492
Utilities (2.6%):
ALLETE, Inc. ......................................................... 7,661 453
Altus Power, Inc.(a) ..................................................... 10,410 56
American States Water Co. ................................................ 4,902 366
Artesian Resources Corp., Class A ........................................... 1,210 44
Avista Corp. .......................................................... 10,256 349
Black Hills Corp. ....................................................... 9,039 468
Brookfield Renewable Corp., Class A ......................................... 23,958 669
Cadiz, Inc.(a) .......................................................... 5,331 14
California Water Service Group ............................................. 7,656 347
Chesapeake Utilities Corp. ................................................ 2,833 287
Clearway Energy, Inc., Class C ............................................. 14,797 359
Consolidated Water Co. Ltd. ............................................... 1,984 63
Essential Utilities, Inc. ................................................... 36,466 1,308
Genie Energy Ltd., Class B ................................................ 1,766 33
Global Water Resources, Inc. .............................................. 1,519 18
Hawaiian Electric Industries, Inc. ........................................... 14,689 191
IDACORP, Inc. ........................................................ 6,740 624
MGE Energy, Inc. ...................................................... 4,828 311
Middlesex Water Co. .................................................... 2,336 131
Montauk Renewables, Inc.(a) .............................................. 6,121 42
National Fuel Gas Co. ................................................... 12,115 571
New Jersey Resources Corp. ............................................... 12,997 531
NiSource, Inc. ......................................................... 59,622 1,548
Northwest Natural Holding Co. ............................................. 4,859 179
Northwestern Energy Group, Inc. ........................................... 8,136 391
NRG Energy, Inc. ....................................................... 29,128 1,545
OGE Energy Corp. ...................................................... 26,708 888
ONE Gas, Inc. ......................................................... 7,317 449
Ormat Technologies, Inc. ................................................. 8,058 521
Otter Tail Corp. ........................................................ 5,464 494
Pinnacle West Capital Corp. ............................................... 15,141 1,043
PNM Resources, Inc. .................................................... 11,340 411
Portland General Electric Co. .............................................. 13,460 551
Pure Cycle Corp.(a) ..................................................... 3,105 30
ReNew Energy Global PLC(a)(b) ........................................... 17,578 119
RGC Resources, Inc. .................................................... 1,074 21
SJW Group ........................................................... 3,887 231
Southwest Gas Holdings, Inc. .............................................. 8,918 523
Spire, Inc. ............................................................ 6,901 392
Sunnova Energy International, Inc.(a)(b) ...................................... 14,205 149
The York Water Co. ..................................................... 1,889 68

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
UGI Corp. ............................................................ 28,036 $ 621
Unitil Corp. ........................................................... 2,111 100
Vistra Corp. ........................................................... 47,029 1,930
19,439
Total Common Stocks (Cost $513,411)
a
a
a
732,544
Preferred Stocks (0.0%)
Communication Services (0.0%):
SRAX, Inc.(a)(c) ....................................................... 3,374 —
Total Preferred Stocks (Cost $—(d))
a
a
a
—
Rights (0.0%)(f)
Communication Services (0.0%):(f)
Communications Systems, Inc., CVR(a)(c)(c) ................................... 259 —(d)
Consumer Staples (0.0%):(f)
Spectrum Pharmaceuticals, Inc., CVR(a)(c)(c) .................................. 20,024 —(d)
Health Care (0.0%):(f)
Achillion Pharmaceuticals, CVR(a)(c)(c) ...................................... 22,837 5
Akouos, Inc., CVR(a)(c)(c) ................................................ 2,413 2
Albireo Pharma, Inc., CVR(a)(c)(c) .......................................... 2,070 5
Applied Genetics, CVR(a)(c)(c) ............................................ 7,439 —(d)
Carisma Therapeutics, Inc., CVR(a)(c)(c) ...................................... 22,411 —
Cartesian Therapeutics, Inc., CVR(a)(c) ....................................... 14,929 3
Chinook Therapeutics, Inc., CVR(a)(c) ....................................... 5,192 2
Cincor Pharma, Inc., CVR(a)(c)(c) .......................................... 1,987 6
Coherus Biosciences, Inc., CVR(a)(c)(c) ...................................... 5,561 1
Concert Pharmaceuticals, Inc., CVR(a)(c)(c) ................................... 5,168 2
Epizyme, Inc., CVR(a)(c)(c) ............................................... 15,309 —(d)
Flexion Therapeutics, Inc., CVR(a)(b)(c)(c) .................................... 6,526 —(d)
F-star Therapeutics, Inc., CVR(a)(c)(c) ....................................... 1,298 —(d)
Gemini Therapeutics, Inc., CVR(a)(c)(c) ...................................... 2,307 —
Imara, Inc., CVR(a)(c)(c) ................................................. 1,789 1
Jounce Therapeutics, Inc., CVR(a)(c)(c) ....................................... 4,884 —(d)
Magenta Therapeutics, Inc., CVR(a)(c)(c) ..................................... 4,843 —(d)
Medipacific, Inc., CVR(a)(c)(c) ............................................. 5,536 —(d)
Miragen Therapeutics, Inc., CVR(a)(c)(c) ..................................... 7,890 —(d)
Ocuphire Pharma, Inc., CVR(a)(c)(c) ......................................... 168 —(d)
OmniAb Operations, Inc.(a)(c)(c) ........................................... 698 —
OmniAb Operations, Inc.(a)(c)(c) ........................................... 698 —
Opiant Pharma, Inc., CVR(a)(c)(c) .......................................... 533 —(d)
Palisade Bio, Inc., CVR(a)(c)(c) ............................................ 2,758 1
Paratek Pharmaceuticals, Inc., CVR(a)(b)(c)(c) .................................. 5,165 1
Prevail Therapeutics, Inc., CVR(a)(c)(c) ...................................... 4,938 2
Satsuma Pharmaceuticals, Inc., CVR(a)(c)(c) ................................... 3,019 1
Tetraphase Pharmaceuticals, Inc., CVR(a)(c)(c) ................................. 1,178 —(d)
Xeris Biopharma Holdings, Inc., CVR(a)(c)(c) .................................. 8,140 1
Zynerba Pharmaceuticals, Inc., CVR(a)(b)(c)(c) ................................. 5,691 1
34
Total Rights (Cost $7)
a
a
a
34
Warrants (0.0%)(f)
Health Care (0.0%):(f)
Galectin Therapeutics, Inc.(a)(c)(c) .......................................... 7,552 —(d)

Victory Portfolios III
Victory Extended Market Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Affiliate Holdings
Security Description Shares
Value
(000)
Salarius Pharmaceuticals, Inc.(a) ............................................ 2,486 $ —
—
Total Warrants (Cost $—)
a
a
a
—(d)
Collateral for Securities Loaned (2.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(g) ........ 4,914,120 4,914
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(g) ............ 4,914,120 4,914
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 4,914,120 4,914
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(g) . 4,914,120 4,914
Total Collateral for Securities Loaned (Cost $19,656)
a
a
a
19,656
Total Investments (Cost $533,074) — 102.1% 752,234
Liabilities in excess of other assets — (2.1)% (15,135)
NET ASSETS - 100.00% $ 737,099
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued using significant unobservable inputs as of January 31, 2024.
(d) Rounds to less than $1 thousand.
(e) Affiliated security.
(f) Amount represents less than 0.05% of net assets.
(g) Rate disclosed is the daily yield on January 31, 2024.
CVR
—
Contingent Value Right
LLC
—
Limited Liability Company
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 48 3/15/24 $ 4,675,372 $ 4,694,160 $ 18,788
Total unrealized appreciation $ 18,788
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 18,788
Affiliated  Holdings
(Amounts in thousands)
Fair Value
4/30/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
1/31/2024
Dividend
Income
Victory Capital Holdings, Inc.,
Class A ............... $ 104 $ 74 $ (4) $ —* $ — $ 13 $ 187 $ 4
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.7%)
Australia (2.6%):
Consumer Discretionary (0.1%):
The Lottery Corp Ltd. .................................................... 242,623 $ 796
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 105,822 1,098
Woolworths Group Ltd. .................................................. 83,361 1,957
3,055
Financials (0.5%):
Medibank Pvt. Ltd. ...................................................... 1,050,571 2,630
Information Technology (0.2%):
Atlassian Corp., Class A(a) ................................................ 3,975 993
Materials (1.2%):
BHP Group Ltd. ........................................................ 112,537 3,442
Fortescue Ltd. ......................................................... 76,706 1,482
Rio Tinto Ltd. ......................................................... 12,170 1,047
5,971
13,445
Belgium (0.0%):(b)
Financials (0.0%):(b)
KBC Group NV ........................................................ 2,566 167
Brazil (0.9%):
Energy (0.5%):
Petroleo Brasileiro SA, Preference Shares ..................................... 281,000 2,294
Financials (0.4%):
BB Seguridade Participacoes SA ............................................ 251,100 1,736
Itau Unibanco Holding SA, Preference Shares .................................. 35,445 235
1,971
Materials (0.0%):(b)
Vale SA .............................................................. 10,097 138
4,403
Canada (3.5%):
Consumer Discretionary (0.9%):
Dollarama, Inc. ........................................................ 40,756 2,992
Lululemon Athletica, Inc.(a) ............................................... 3,407 1,546
4,538
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc. ............................................. 47,359 2,775
Loblaw Cos. Ltd. ....................................................... 2,363 236
3,011
Energy (0.3%):
ARC Resources Ltd. ..................................................... 10,375 161
Canadian Natural Resources Ltd. ............................................ 1,695 108
Cenovus Energy, Inc. .................................................... 8,202 133
Imperial Oil Ltd. ....................................................... 5,360 309
Suncor Energy, Inc. ..................................................... 11,943 396
Tourmaline Oil Corp. .................................................... 6,100 264
1,371

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Financials (0.6%):
iA Financial Corp., Inc. ................................................... 4,181 $ 284
Sun Life Financial, Inc. .................................................. 6,758 350
The Toronto-Dominion Bank ............................................... 43,564 2,647
3,281
Industrials (0.1%):
TFI International, Inc. .................................................... 4,557 599
Information Technology (1.0%):
CGI, Inc.(a) ........................................................... 16,304 1,826
Constellation Software, Inc. ............................................... 1,145 3,165
4,991
17,791
China (1.7%):
Communication Services (0.0%):(b)
NetEase, Inc. .......................................................... 5,900 115
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. ............................................... 13,100 117
ANTA Sports Products Ltd. ................................................ 89,800 758
BYD Co. Ltd. ......................................................... 32,500 728
Haidilao International Holding Ltd.(c) ........................................ 202,000 318
Topsports International Holdings Ltd.(c) ...................................... 1,124,000 729
Vipshop Holdings Ltd., ADR(a) ............................................ 6,570 104
2,754
Consumer Staples (0.3%):
Nongfu Spring Co. Ltd., Class H(c) .......................................... 216,200 1,174
Tingyi Cayman Islands Holding Corp. ........................................ 212,000 211
1,385
Energy (0.2%):
China Coal Energy Co. Ltd., Class H ......................................... 462,000 507
China Shenhua Energy Co. Ltd., Class H ...................................... 55,500 211
PetroChina Co. Ltd., Class H .............................................. 172,000 124
842
Financials (0.3%):
Bank of China Ltd., Class H ............................................... 636,000 239
Industrial & Commercial Bank of China Ltd., Class H ............................. 349,000 170
The People's Insurance Co. Group of China Ltd., Class H .......................... 3,224,000 1,002
1,411
Health Care (0.1%):
CSPC Pharmaceutical Group Ltd. ........................................... 658,000 484
Industrials (0.1%):
COSCO SHIPPING Holdings Co. Ltd., Class H ................................. 600,500 631
Information Technology (0.2%):
Lenovo Group Ltd. ...................................................... 1,110,000 1,162
8,784
Denmark (1.4%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 14,038 2,051
Consumer Staples (0.0%):(b)
Carlsberg AS, Class B ................................................... 927 119

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Health Care (1.0%):
Coloplast A/S, Class B ................................................... 6,130 $ 707
Novo Nordisk A/S, Class B ................................................ 35,986 4,114
4,821
6,991
Finland (1.2%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 22,600 1,030
Health Care (0.5%):
Orion Oyj, Class B ...................................................... 48,974 2,254
Industrials (0.5%):
Kone Oyj, Class B ...................................................... 53,377 2,642
5,926
France (1.9%):
Communication Services (0.0%):(b)
Publicis Groupe SA ..................................................... 1,724 173
Consumer Discretionary (0.8%):
Hermes International SCA ................................................ 720 1,519
La Francaise des Jeux SAEM(c) ............................................ 32,254 1,307
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,523 1,267
4,093
Consumer Staples (0.6%):
Carrefour SA .......................................................... 5,735 98
L'Oreal SA ........................................................... 6,542 3,130
3,228
Energy (0.1%):
TotalEnergies SE ....................................................... 3,665 238
Financials (0.0%):(b)
Wendel Se ............................................................ 2,283 207
Health Care (0.2%):
Ipsen SA ............................................................. 6,939 800
Sanofi SA ............................................................ 1,183 118
918
Industrials (0.1%):
Cie de Saint-Gobain SA .................................................. 3,641 257
Schneider Electric SE .................................................... 1,048 206
Thales SA ............................................................ 1,058 155
618
Information Technology (0.0%):(b)
STMicroelectronics NV .................................................. 4,614 203
Utilities (0.1%):
Engie SA ............................................................. 7,552 121
Veolia Environnement SA ................................................. 4,542 148
269
9,947
Germany (0.6%):
Consumer Discretionary (0.1%):
Mercedes-Benz Group AG ................................................ 3,290 222

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Financials (0.0%):(b)
Commerzbank AG ...................................................... 8,404 $ 97
Health Care (0.0%):(b)
Fresenius Medical Care AG ............................................... 2,433 94
Industrials (0.5%):
Deutsche Post AG ...................................................... 54,442 2,607
Materials (0.0%):(b)
Heidelberg Materials AG ................................................. 1,426 132
3,152
Hong Kong (0.4%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd. ......................................... 677,000 917
Consumer Staples (0.0%):(b)
WH Group Ltd.(c) ...................................................... 278,000 164
Industrials (0.2%):
Orient Overseas International Ltd. ........................................... 34,500 515
SITC International Holdings Co. Ltd. ......................................... 224,000 340
Techtronic Industries Co. Ltd. .............................................. 28,000 298
1,153
2,234
India (1.3%):
Consumer Staples (0.0%):(b)
ITC Ltd. ............................................................. 28,333 151
Financials (0.5%):
ICICI Bank Ltd. ........................................................ 197,735 2,449
Industrials (0.0%):(b)
Bharat Electronics Ltd. ................................................... 55,034 123
Information Technology (0.8%):
HCL Technologies Ltd. ................................................... 16,887 320
Infosys Ltd. ........................................................... 92,461 1,843
Tata Consultancy Services Ltd. ............................................. 35,104 1,613
3,776
6,499
Indonesia (1.0%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 5,072,200 1,273
Energy (0.1%):
PT Adaro Energy Indonesia Tbk ............................................ 4,932,600 748
Financials (0.6%):
PT Bank Central Asia Tbk ................................................. 3,909,200 2,366
PT Bank Mandiri Persero Tbk .............................................. 1,541,800 649
3,015
5,036
Ireland (0.7%):
Information Technology (0.7%):
Accenture PLC, Class A .................................................. 10,076 3,666

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Materials (0.0%):(b)
CRH PLC ............................................................ 1,607 $ 114
3,780
Israel (0.7%):
Financials (0.1%):
Bank Hapoalim BM ..................................................... 13,205 113
Israel Discount Bank Ltd., Class A ........................................... 17,776 86
199
Information Technology (0.6%):
Check Point Software Technologies Ltd.(a) .................................... 20,273 3,222
3,421
Italy (0.0%):(b)
Industrials (0.0%):(b)
Prysmian SpA ......................................................... 4,183 184
Japan (4.3%):
Communication Services (0.8%):
CyberAgent, Inc. ....................................................... 145,500 939
KDDI Corp. ........................................................... 12,100 401
Nintendo Co. Ltd. ...................................................... 41,700 2,330
Nippon Telegraph & Telephone Corp. ........................................ 202,500 255
3,925
Consumer Discretionary (0.4%):
Honda Motor Co. Ltd. ................................................... 31,600 353
Mazda Motor Corp. ..................................................... 17,300 210
Panasonic Holdings Corp. ................................................. 8,800 83
Subaru Corp. .......................................................... 4,000 80
Yamaha Motor Co. Ltd. .................................................. 24,900 235
ZOZO, Inc. ........................................................... 38,700 848
1,809
Financials (0.4%):
Mizuho Financial Group, Inc. .............................................. 4,400 80
SBI Holdings, Inc. ...................................................... 3,200 78
Tokio Marine Holdings, Inc. ............................................... 64,200 1,693
1,851
Health Care (0.4%):
Astellas Pharma, Inc. .................................................... 38,727 451
Hoya Corp. ........................................................... 14,500 1,842
2,293
Industrials (1.1%):
BayCurrent Consulting, Inc. ............................................... 16,400 381
Hitachi Ltd. ........................................................... 4,573 359
ITOCHU Corp. ........................................................ 10,222 464
Marubeni Corp. ........................................................ 6,400 109
Mitsubishi Corp. ....................................................... 7,800 135
Mitsui & Co. Ltd. ....................................................... 2,300 93
Mitsui OSK Lines Ltd. ................................................... 3,400 122
Persol Holdings Co. Ltd. .................................................. 299,000 476
Recruit Holdings Co. Ltd. ................................................. 75,600 2,987
SG Holdings Co. Ltd. .................................................... 31,800 412
Taisei Corp. ........................................................... 5,600 204
Toyota Tsusho Corp. ..................................................... 1,500 98
5,840

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Information Technology (1.0%):
Disco Corp. ........................................................... 800 $ 216
NEC Corp. ........................................................... 1,700 111
Nomura Research Institute Ltd. ............................................. 47,300 1,447
Oracle Corp. .......................................................... 27,200 2,144
Renesas Electronics Corp.(a) ............................................... 3,800 62
SCSK Corp. ........................................................... 4,400 86
Trend Micro, Inc. ....................................................... 15,200 870
4,936
Materials (0.2%):
JFE Holdings, Inc. ...................................................... 5,100 81
Nippon Steel Corp.(d) ................................................... 4,600 111
Nissan Chemical Corp. ................................................... 22,300 889
1,081
Utilities (0.0%):(b)
The Kansai Electric Power Co., Inc. .......................................... 5,300 72
Tokyo Gas Co. Ltd. ..................................................... 3,100 71
143
21,878
Mexico (1.0%):
Communication Services (0.4%):
America Movil SAB de CV, Class B ......................................... 2,191,132 1,980
Consumer Staples (0.3%):
Fomento Economico Mexicano SAB de CV .................................... 16,875 229
Wal-Mart de Mexico SAB de CV ........................................... 352,512 1,457
1,686
Financials (0.3%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 161,322 1,641
5,307
Netherlands (1.7%):
Communication Services (0.2%):
Koninklijke KPN NV .................................................... 239,868 816
Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV ............................................ 77,696 2,185
Financials (0.0%):(b)
ING Groep NV ........................................................ 6,863 98
Industrials (0.6%):
Wolters Kluwer NV ..................................................... 22,395 3,301
Information Technology (0.5%):
ASML Holding NV ..................................................... 2,777 2,409
NXP Semiconductors NV ................................................. 865 182
2,591
8,991
New Zealand (0.1%):
Communication Services (0.1%):
Spark New Zealand Ltd. .................................................. 97,104 315
Norway (0.5%):

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Energy (0.5%):
Equinor ASA .......................................................... 88,895 $ 2,545
Materials (0.0%):(b)
Norsk Hydro ASA ...................................................... 16,110 94
2,639
Russian Federation (0.0%):(b)
Communication Services (0.0%):(b)
Mobile TeleSystems PJSC(a)(e)(f) ........................................... 480,728 12
Consumer Staples (0.0%):(b)
X5 Retail Group NV, GDR(a)(e)(f) .......................................... 18,705 2
Energy (0.0%):(b)
LUKOIL PJSC(a)(e)(f) ................................................... 34,009 4
Tatneft PJSC(a)(e)(f) .................................................... 90,761 4
8
Financials (0.0%):
Sberbank of Russia PJSC(a)(e)(f) ........................................... 409,312 —
Materials (0.0%):(b)
MMC Norilsk Nickel PJSC(a)(e)(f) .......................................... 5,249 12
34
Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd. ................................................. 248,900 1,738
South Africa (0.7%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 98,821 503
Consumer Staples (0.1%):
Clicks Group Ltd. ...................................................... 25,227 406
Financials (0.4%):
Capitec Bank Holdings Ltd. ............................................... 11,123 1,185
FirstRand Ltd. ......................................................... 48,643 176
OUTsurance Group Ltd. .................................................. 114,859 257
Standard Bank Group Ltd. ................................................ 17,591 188
1,806
Materials (0.1%):
Kumba Iron Ore Ltd. .................................................... 23,425 689
3,404
South Korea (0.3%):
Consumer Discretionary (0.2%):
F&F Co. Ltd. .......................................................... 15,327 814
Kia Corp. ............................................................ 2,268 174
988
Financials (0.0%):(b)
KB Financial Group, Inc. ................................................. 2,140 91
Shinhan Financial Group Co. Ltd. ........................................... 3,777 116
207
Information Technology (0.1%):
LG Innotek Co. Ltd. ..................................................... 361 51

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Samsung Electronics Co. Ltd. .............................................. 6,566 $ 357
408
1,603
Spain (1.4%):
Communication Services (0.0%):(b)
Telefonica SA ......................................................... 45,392 184
Consumer Discretionary (0.7%):
Industria de Diseno Textil SA .............................................. 78,213 3,344
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 379,418 3,551
7,079
Sweden (0.1%):
Consumer Discretionary (0.0%):(b)
H & M Hennes & Mauritz AB, Class B(d) ..................................... 5,593 79
Industrials (0.1%):
Atlas Copco AB, Class A ................................................. 15,070 241
Volvo AB, Class B ...................................................... 9,051 217
458
537
Switzerland (3.9%):
Communication Services (0.1%):
Swisscom AG, Registered Shares ........................................... 433 259
Consumer Staples (0.7%):
Nestle SA, Registered Shares .............................................. 33,433 3,811
Health Care (1.8%):
Novartis AG, Registered Shares ............................................. 46,624 4,823
Roche Holding AG ...................................................... 15,323 4,393
9,216
Industrials (1.3%):
Geberit AG, Registered Shares ............................................. 4,594 2,645
Kuehne + Nagel International AG, Class R ..................................... 4,124 1,398
SGS SA, Registered Shares ................................................ 26,925 2,489
6,532
19,818
Taiwan (2.9%):
Consumer Discretionary (0.3%):
Eclat Textile Co. Ltd. .................................................... 20,000 349
Feng TAY Enterprise Co. Ltd. .............................................. 89,600 462
momo.com, Inc. ........................................................ 17,600 245
Nien Made Enterprise Co. Ltd. ............................................. 51,000 545
1,601
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 337,730 781
Financials (0.0%):(b)
CTBC Financial Holding Co. Ltd. ........................................... 263,000 239
Industrials (0.2%):
Voltronic Power Technology Corp. .......................................... 12,000 513

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Yang Ming Marine Transport Corp. .......................................... 491,000 $ 749
1,262
Information Technology (2.2%):
Accton Technology Corp. ................................................. 32,000 538
Advantech Co. Ltd. ..................................................... 96,295 1,038
MediaTek, Inc. ......................................................... 2,000 62
Micro-Star International Co. Ltd. ............................................ 215,000 1,247
Novatek Microelectronics Corp. ............................................ 72,000 1,173
Quanta Computer, Inc. ................................................... 9,000 71
Realtek Semiconductor Corp. .............................................. 122,000 1,826
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 17,000 341
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 42,928 4,849
11,145
15,028
Thailand (0.2%):
Communication Services (0.2%):
Advanced Info Service PCL ............................................... 151,000 931
United Kingdom (3.1%):
Consumer Discretionary (0.5%):
Burberry Group PLC .................................................... 64,646 1,064
JD Sports Fashion PLC ................................................... 65,499 97
Next PLC ............................................................ 11,665 1,245
2,406
Consumer Staples (0.7%):
Imperial Brands PLC .................................................... 79,108 1,898
Unilever PLC ......................................................... 38,783 1,887
3,785
Energy (0.1%):
Shell PLC ............................................................ 12,349 383
Financials (0.0%):(b)
HSBC Holdings PLC .................................................... 13,626 106
Health Care (0.5%):
GSK PLC ............................................................ 134,043 2,651
Industrials (1.0%):
Ferguson PLC ......................................................... 4,161 782
Intertek Group PLC ..................................................... 11,935 677
RELX PLC ........................................................... 86,645 3,576
5,035
Materials (0.3%):
Rio Tinto PLC ......................................................... 26,121 1,808
16,174
United States (61.0%):
Communication Services (5.0%):
Alphabet, Inc., Class C(a) ................................................. 117,608 16,651
Charter Communications, Inc., Class A(a) ..................................... 300 111
Comcast Corp., Class A .................................................. 7,896 368
Electronic Arts, Inc. ..................................................... 1,202 165
Meta Platforms, Inc., Class A(a) ............................................ 20,926 8,164
Omnicom Group, Inc. .................................................... 2,908 263
The Interpublic Group of Cos., Inc. .......................................... 3,374 111

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Verizon Communications, Inc. .............................................. 1,672 $ 71
25,904
Consumer Discretionary (5.1%):
AutoZone, Inc.(a) ....................................................... 622 1,718
Bath & Body Works, Inc. ................................................. 2,695 115
Best Buy Co., Inc. ...................................................... 15,058 1,092
Booking Holdings, Inc.(a) ................................................. 557 1,954
Chipotle Mexican Grill, Inc.(a) ............................................. 472 1,137
D.R. Horton, Inc. ....................................................... 914 131
Deckers Outdoor Corp.(a) ................................................. 1,401 1,056
Dick's Sporting Goods, Inc. ................................................ 749 112
Domino's Pizza, Inc. ..................................................... 3,550 1,513
eBay, Inc. ............................................................ 1,641 67
Lennar Corp., Class A .................................................... 1,673 251
Lowe's Cos., Inc. ....................................................... 15,092 3,212
NVR, Inc.(a) .......................................................... 47 332
O'Reilly Automotive, Inc.(a) ............................................... 4,416 4,518
PulteGroup, Inc. ........................................................ 1,249 131
Starbucks Corp. ........................................................ 14,209 1,322
The Home Depot, Inc. ................................................... 5,389 1,902
Ulta Beauty, Inc.(a) ..................................................... 4,134 2,075
Yum! Brands, Inc. ...................................................... 28,375 3,674
26,312
Consumer Staples (6.5%):
Altria Group, Inc. ....................................................... 116,323 4,667
Colgate-Palmolive Co. ................................................... 66,941 5,636
Costco Wholesale Corp. .................................................. 3,792 2,635
Kimberly-Clark Corp. .................................................... 13,131 1,589
Philip Morris International, Inc. ............................................. 65,680 5,967
Target Corp. .......................................................... 13,455 1,871
The Hershey Co. ....................................................... 10,928 2,115
The Kroger Co. ........................................................ 23,633 1,090
The Procter & Gamble Co. ................................................ 38,895 6,112
Walmart, Inc. .......................................................... 9,099 1,504
33,186
Energy (2.3%):
APA Corp. ............................................................ 28,426 891
ConocoPhillips ........................................................ 17,951 2,008
Devon Energy Corp. ..................................................... 43,193 1,815
Diamondback Energy, Inc. ................................................ 590 91
EOG Resources, Inc. .................................................... 37,261 4,240
Exxon Mobil Corp. ..................................................... 5,943 611
Marathon Petroleum Corp. ................................................ 7,683 1,272
Valero Energy Corp. ..................................................... 5,333 741
11,669
Financials (6.3%):
Aflac, Inc. ............................................................ 1,500 126
American Express Co. ................................................... 1,191 239
American International Group, Inc. .......................................... 1,168 81
Ameriprise Financial, Inc. ................................................. 7,394 2,860
Aon PLC, Class A ...................................................... 5,585 1,667
Discover Financial Services ............................................... 27,076 2,857
First Citizens Bancshares, Inc., Class A ....................................... 74 112
FleetCor Technologies, Inc.(a) .............................................. 879 255
Jack Henry & Associates, Inc. .............................................. 7,430 1,232
JPMorgan Chase & Co. .................................................. 3,831 668
LPL Financial Holdings, Inc. ............................................... 912 218
MarketAxess Holdings, Inc. ............................................... 3,149 710
Mastercard, Inc., Class A ................................................. 14,489 6,509
MSCI, Inc. ........................................................... 4,025 2,409

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Regions Financial Corp. .................................................. 8,604 $ 161
SEI Investments Co. ..................................................... 11,431 723
Synchrony Financial ..................................................... 6,579 256
T. Rowe Price Group, Inc. ................................................. 22,863 2,479
The Carlyle Group, Inc. .................................................. 3,049 122
The Progressive Corp. ................................................... 325 58
Visa, Inc., Class A ...................................................... 25,811 7,053
W.R. Berkley Corp. ..................................................... 14,250 1,167
Wells Fargo & Co. ...................................................... 3,820 192
32,154
Health Care (7.9%):
AbbVie, Inc. .......................................................... 19,480 3,202
Amgen, Inc. ........................................................... 381 120
Cardinal Health, Inc. .................................................... 8,092 884
Cencora, Inc. .......................................................... 1,568 365
CVS Health Corp. ...................................................... 1,261 94
DaVita, Inc.(a) ......................................................... 1,238 134
Edwards Lifesciences Corp.(a) ............................................. 7,047 553
Elevance Health, Inc. .................................................... 3,145 1,552
Eli Lilly & Co. ......................................................... 8,765 5,659
Gilead Sciences, Inc. .................................................... 16,028 1,254
HCA Healthcare, Inc. .................................................... 812 248
Hologic, Inc.(a) ........................................................ 16,086 1,197
Humana, Inc. .......................................................... 1,703 644
IDEXX Laboratories, Inc.(a) ............................................... 3,339 1,720
Johnson & Johnson ..................................................... 31,358 4,983
McKesson Corp. ....................................................... 5,291 2,645
Merck & Co., Inc. ...................................................... 41,910 5,062
Mettler-Toledo International, Inc.(a) ......................................... 1,839 2,202
Molina Healthcare, Inc.(a) ................................................ 6,397 2,280
Pfizer, Inc. ............................................................ 3,575 97
Quest Diagnostics, Inc. ................................................... 898 115
Regeneron Pharmaceuticals, Inc.(a) .......................................... 260 245
The Cigna Group ....................................................... 862 259
UnitedHealth Group, Inc. ................................................. 9,113 4,663
Vertex Pharmaceuticals, Inc.(a) ............................................. 472 204
40,381
Industrials (7.2%):
3M Co. .............................................................. 14,996 1,415
A.O. Smith Corp. ....................................................... 1,680 130
Automatic Data Processing, Inc. ............................................ 702 173
Builders FirstSource, Inc.(a) ............................................... 4,901 851
Caterpillar, Inc. ........................................................ 1,056 317
Cintas Corp. .......................................................... 5,789 3,500
Cummins, Inc. ......................................................... 525 126
Deere & Co. .......................................................... 440 173
Dover Corp. ........................................................... 928 139
Expeditors International of Washington, Inc. .................................... 16,528 2,088
Fastenal Co. ........................................................... 46,882 3,199
FedEx Corp. .......................................................... 752 181
Hubbell, Inc. .......................................................... 262 88
Illinois Tool Works, Inc. .................................................. 13,625 3,555
Leidos Holdings, Inc. .................................................... 576 64
Lockheed Martin Corp. ................................................... 13,096 5,624
Masco Corp. .......................................................... 2,534 170
Old Dominion Freight Line, Inc. ............................................ 9,592 3,751
Otis Worldwide Corp. .................................................... 34,727 3,071
Owens Corning ........................................................ 1,353 205
PACCAR, Inc. ......................................................... 1,488 149
Paychex, Inc. .......................................................... 14,077 1,714
Rockwell Automation, Inc. ................................................ 2,492 631

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Rollins, Inc. ........................................................... 30,656 $ 1,328
Snap-on, Inc. .......................................................... 283 82
United Parcel Service, Inc., Class B .......................................... 5,450 773
United Rentals, Inc. ..................................................... 450 281
Verisk Analytics, Inc. .................................................... 4,562 1,102
W.W. Grainger, Inc. ..................................................... 2,118 1,897
36,777
Information Technology (18.6%):
Adobe, Inc.(a) ......................................................... 9,006 5,564
Apple, Inc. ........................................................... 134,337 24,772
Applied Materials, Inc. ................................................... 16,716 2,746
Autodesk, Inc.(a) ....................................................... 9,047 2,296
Broadcom, Inc. ........................................................ 2,801 3,305
Cadence Design Systems, Inc.(a) ............................................ 16,743 4,830
CDW Corp. ........................................................... 561 127
Cisco Systems, Inc. ..................................................... 62,422 3,132
Dropbox, Inc., Class A(a) ................................................. 3,845 122
Fair Isaac Corp.(a) ...................................................... 2,312 2,772
Fortinet, Inc.(a) ........................................................ 31,655 2,041
Gartner, Inc.(a) ........................................................ 1,789 818
GoDaddy, Inc., Class A(a) ................................................. 6,196 661
HP, Inc. .............................................................. 28,235 811
International Business Machines Corp. ........................................ 893 164
Jabil, Inc. ............................................................ 666 83
Keysight Technologies, Inc.(a) ............................................. 648 99
KLA Corp. ........................................................... 3,577 2,125
Lam Research Corp. ..................................................... 2,848 2,350
Lattice Semiconductor Corp.(a) ............................................. 13,897 846
Microchip Technology, Inc. ................................................ 1,348 115
Microsoft Corp. ........................................................ 54,479 21,660
Motorola Solutions, Inc. .................................................. 376 120
NetApp, Inc. .......................................................... 11,087 967
NVIDIA Corp. ......................................................... 8,949 5,506
ON Semiconductor Corp.(a) ............................................... 1,722 122
QUALCOMM, Inc. ..................................................... 17,518 2,602
Synopsys, Inc.(a) ....................................................... 3,132 1,670
TE Connectivity Ltd. .................................................... 1,052 150
Teradyne, Inc. ......................................................... 11,498 1,111
VeriSign, Inc.(a) ........................................................ 9,816 1,952
95,639
Materials (1.2%):
CF Industries Holdings, Inc. ............................................... 20,298 1,533
LyondellBasell Industries NV, Class A ........................................ 2,151 203
Nucor Corp. ........................................................... 6,186 1,156
Steel Dynamics, Inc. ..................................................... 1,155 139
The Sherwin-Williams Co. ................................................ 11,212 3,413
6,444
Real Estate (0.8%):
American Tower Corp. ................................................... 2,695 527
Camden Property Trust ................................................... 5,205 489
Equinix, Inc. .......................................................... 317 263
Healthpeak Properties, Inc. ................................................ 33,067 612
Prologis, Inc. .......................................................... 4,193 531
Realty Income Corp. .................................................... 16,224 882
WP Carey, Inc. ......................................................... 13,738 851
4,155
Utilities (0.1%):
Edison International ..................................................... 1,136 77
Evergy, Inc. ........................................................... 2,013 102
FirstEnergy Corp. ....................................................... 2,931 107

Victory Portfolios III
Victory Global Managed Volatility Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Name
Acquisition Date
Cost
LUKOIL PJSC ..............................................
4/22/2020
$ 2,312
MMC Norilsk Nickel PJSC .....................................
9/30/2019
1,604
Mobile TeleSystems PJSC .....................................
11/11/2021
2,034
Sberbank of Russia PJSC ......................................
4/22/2020
1,393
Tatneft PJSC ...............................................
12/21/2020
608
X5 Retail Group NV, GDR .....................................
11/11/2021
637
Security Description Shares
Value
(000)
The Southern Co. ....................................................... 1,333 $ 93
Vistra Corp. ........................................................... 3,806 156
535
313,156
Uruguay (0.3%):
Consumer Discretionary (0.3%):
MercadoLibre, Inc.(a) .................................................... 906 1,551
Total Common Stocks (Cost $422,786) 511,943
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(a)(f) ............................................ 1,403 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (0.0%)^(b)
United States (0.0%):(b)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(g) ........ 31,577 32
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(g) ............ 31,577 31
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 31,577 32
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(g) . 31,577 32
Total Collateral for Securities Loaned (Cost $127) 127
Total Investments (Cost $422,913) — 99.7% 512,070
Other assets in excess of liabilities — 0.3% 1,457
NET ASSETS - 100.00% $ 513,527
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$3,692 (thousands) and amounted to 0.7% of net assets.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at January 31, 2024 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of January 31, 2024.
(g) Rate disclosed is the daily yield on January 31, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Communication Services (16.8%):
Alphabet, Inc. , Class A (a) ................................................. 320,380 $ 44,885
Alphabet, Inc. , Class C (a) ................................................. 610,445 86,561
Meta Platforms, Inc. , Class A (a) ............................................ 336,469 131,270
Netflix, Inc. (a) ......................................................... 144,161 81,323
The Trade Desk, Inc. , Class A (a) ............................................ 201,265 13,773
The Walt Disney Co. .................................................... 350,351 33,651
391,463
Communications Equipment (0.5%):
Arista Networks, Inc. (a) .................................................. 45,460 11,760
Consumer Discretionary (12.4%):
Alibaba Group Holding Ltd. , ADR .......................................... 119,562 8,629
Amazon.com, Inc. (a) .................................................... 762,949 118,410
Chipotle Mexican Grill, Inc. (a) ............................................. 4,483 10,798
DraftKings, Inc. (a) ...................................................... 355,917 13,899
Lululemon Athletica, Inc. (a) ............................................... 41,577 18,868
Ross Stores, Inc. ....................................................... 101,340 14,216
Starbucks Corp. ........................................................ 203,762 18,956
Tesla, Inc. (a) .......................................................... 324,918 60,854
Yum China Holdings, Inc. ................................................. 116,895 4,043
Yum! Brands, Inc. ...................................................... 152,414 19,736
288,409
Consumer Staples (3.3%):
Celsius Holdings, Inc. (a) .................................................. 308,108 15,375
Costco Wholesale Corp. .................................................. 21,767 15,125
Monster Beverage Corp. (a) ................................................ 601,781 33,110
PepsiCo, Inc. .......................................................... 74,751 12,598
76,208
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 47,565 7,313
Financials (8.6%):
Block, Inc. (a) .......................................................... 183,515 11,930
FactSet Research Systems, Inc. ............................................. 38,036 18,102
MSCI, Inc. ........................................................... 28,850 17,270
PayPal Holdings, Inc. (a) .................................................. 166,432 10,211
SEI Investments Co. ..................................................... 216,668 13,702
The Progressive Corp. ................................................... 95,608 17,042
Visa, Inc. , Class A ...................................................... 407,515 111,358
199,615
Health Care (12.4%):
Dexcom, Inc. (a) ........................................................ 123,512 14,988
Eli Lilly & Co. ......................................................... 70,921 45,787
Exact Sciences Corp. (a) .................................................. 194,026 12,689
Illumina, Inc. (a) ........................................................ 107,265 15,340
Intuitive Surgical, Inc. (a) ................................................. 85,001 32,149
Novartis AG , ADR ...................................................... 144,366 14,938
Novo Nordisk A/S , ADR .................................................. 217,017 24,901
Regeneron Pharmaceuticals, Inc. (a) .......................................... 28,481 26,851
Roche Holding AG , ADR (b) ............................................... 328,457 11,542
Thermo Fisher Scientific, Inc. .............................................. 29,778 16,050
UnitedHealth Group, Inc. ................................................. 34,478 17,644
Vertex Pharmaceuticals, Inc. (a) ............................................. 129,416 56,086
288,965
Industrials (6.3%):
Builders FirstSource, Inc. (a) ............................................... 34,724 6,033
Deere & Co. .......................................................... 17,802 7,007

Victory Portfolios III
Victory Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Expeditors International of Washington, Inc. .................................... 144,356 $ 18,236
HEICO Corp. , Class A ................................................... 104,441 14,775
Lincoln Electric Holdings, Inc. ............................................. 46,453 10,323
Old Dominion Freight Line, Inc. ............................................ 29,503 11,536
Quanta Services, Inc. .................................................... 72,414 14,052
The Boeing Co. (a) ...................................................... 269,855 56,950
Verisk Analytics, Inc. .................................................... 36,538 8,825
147,737
IT Services (1.9%):
Shopify, Inc. , Class A (a) .................................................. 304,272 24,363
Snowflake, Inc. , Class A (a) ................................................ 100,042 19,572
43,935
Semiconductors & Semiconductor Equipment (11.4%):
Applied Materials, Inc. ................................................... 48,087 7,901
Broadcom, Inc. ........................................................ 14,507 17,118
Lam Research Corp. ..................................................... 20,135 16,615
Marvell Technology, Inc. ................................................. 120,472 8,156
Monolithic Power Systems, Inc. ............................................ 26,587 16,024
NVIDIA Corp. ......................................................... 291,807 179,540
QUALCOMM, Inc. ..................................................... 139,741 20,753
266,107
Software (19.2%):
Autodesk, Inc. (a) ....................................................... 145,583 36,951
Intuit, Inc. ............................................................ 35,872 22,647
Microsoft Corp. ........................................................ 522,570 207,764
Oracle Corp. .......................................................... 437,681 48,889
Palo Alto Networks, Inc. (a) ................................................ 37,048 12,541
Salesforce, Inc. (a) ...................................................... 182,437 51,281
ServiceNow, Inc. (a) ..................................................... 22,134 16,941
Synopsys, Inc. (a) ....................................................... 36,980 19,723
Workday, Inc. , Class A (a) ................................................. 110,128 32,055
448,792
Technology Hardware, Storage & Peripherals (5.2%):
Apple, Inc. ........................................................... 664,642 122,560
Total Common Stocks (Cost $975,188)
a
a
a
2,292,864
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (c) ........ 2,122,800 2,123
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (c) ............ 2,122,800 2,123
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 2,122,800 2,123
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (c) . 2,122,800 2,122
Total Collateral for Securities Loaned (Cost $8,491)
a
a
a
8,491
Total Investments (Cost $983,679) — 98.7% 2,301,355
Other assets in excess of liabilities — 1.3% 29,305
NET ASSETS - 100.00% $ 2,330,660
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2024.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Communication Services (10.3%):
Alphabet, Inc. , Class A (a) ................................................. 37,666 $ 5,277
Alphabet, Inc. , Class C (a) ................................................. 356,752 50,587
AT&T, Inc. ........................................................... 396,766 7,019
Charter Communications, Inc. , Class A (a) ..................................... 2,048 759
Comcast Corp. , Class A .................................................. 635,446 29,574
Electronic Arts, Inc. ..................................................... 4,914 676
Fox Corp. , Class A ...................................................... 71,471 2,309
Liberty Broadband Corp. , Class C (a) ......................................... 2,338 183
Liberty Media Corp.-Liberty Formula One (a) ................................... 4,047 272
Live Nation Entertainment, Inc. (a) ........................................... 2,869 255
Meta Platforms, Inc. , Class A (a) ............................................ 106,442 41,527
Netflix, Inc. (a) ......................................................... 25,972 14,651
Omnicom Group, Inc. .................................................... 107,262 9,694
Pinterest, Inc. , Class A (a) ................................................. 11,558 433
ROBLOX Corp. , Class A (a) ............................................... 9,372 364
Snap, Inc. , Class A (a) .................................................... 20,126 320
Take-Two Interactive Software, Inc. (a) ........................................ 3,114 514
The Interpublic Group of Cos., Inc. .......................................... 265,905 8,772
The Trade Desk, Inc. , Class A (a) ............................................ 91,929 6,291
The Walt Disney Co. .................................................... 36,314 3,488
T-Mobile US, Inc. ...................................................... 9,507 1,533
Verizon Communications, Inc. .............................................. 83,834 3,550
Warner Bros Discovery, Inc. (a) ............................................. 44,359 445
188,493
Communications Equipment (1.5%):
Arista Networks, Inc. (a) .................................................. 20,153 5,213
Cisco Systems, Inc. ..................................................... 348,817 17,504
Motorola Solutions, Inc. .................................................. 14,024 4,481
27,198
Consumer Discretionary (8.8%):
Airbnb, Inc. , Class A (a) .................................................. 4,556 657
Amazon.com, Inc. (a) .................................................... 247,336 38,387
AutoZone, Inc. (a) ....................................................... 210 580
Best Buy Co., Inc. ...................................................... 146,536 10,622
Booking Holdings, Inc. (a) ................................................. 405 1,421
Carnival Corp. (a) ....................................................... 11,255 187
Chipotle Mexican Grill, Inc. (a) ............................................. 2,005 4,830
Coupang, Inc. (a) ....................................................... 13,264 186
D.R. Horton, Inc. ....................................................... 3,427 490
Darden Restaurants, Inc. .................................................. 1,391 226
Deckers Outdoor Corp. (a) ................................................. 297 224
Domino's Pizza, Inc. ..................................................... 402 171
DoorDash, Inc. , Class A (a) ................................................ 3,006 313
DraftKings, Inc. (a) ...................................................... 94,421 3,687
eBay, Inc. ............................................................ 6,110 251
Expedia Group, Inc. (a) ................................................... 1,621 240
Ford Motor Co. ........................................................ 45,044 528
General Motors Co. ..................................................... 15,841 615
Genuine Parts Co. ...................................................... 22,037 3,090
H&R Block, Inc. ....................................................... 86,790 4,065
Hilton Worldwide Holdings, Inc. ............................................ 2,953 564
Las Vegas Sands Corp. ................................................... 4,144 203
Lennar Corp. , Class A .................................................... 32,901 4,930
Lowe's Cos., Inc. ....................................................... 50,087 10,661
Lululemon Athletica, Inc. (a) ............................................... 18,636 8,457
Marriott International, Inc. , Class A .......................................... 2,897 694
McDonald's Corp. ...................................................... 8,451 2,474
NIKE, Inc. , Class B ..................................................... 13,483 1,369
NVR, Inc. (a) .......................................................... 36 255

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
O'Reilly Automotive, Inc. (a) ............................................... 686 $ 702
Pool Corp. ............................................................ 439 163
PulteGroup, Inc. ........................................................ 56,226 5,879
Ross Stores, Inc. ....................................................... 44,655 6,264
Royal Caribbean Cruises Ltd. (a) ............................................ 2,691 343
Starbucks Corp. ........................................................ 37,611 3,499
Tesla, Inc. (a) .......................................................... 59,977 11,233
The Home Depot, Inc. ................................................... 33,715 11,900
The TJX Cos., Inc. ...................................................... 13,182 1,251
Toll Brothers, Inc. ...................................................... 34,407 3,418
Tractor Supply Co. ...................................................... 1,266 284
Ulta Beauty, Inc. (a) ..................................................... 572 287
Williams-Sonoma, Inc. ................................................... 26,740 5,171
Yum! Brands, Inc. ...................................................... 78,693 10,190
160,961
Consumer Staples (8.4%):
Altria Group, Inc. ....................................................... 352,217 14,131
Archer-Daniels-Midland Co. ............................................... 14,984 833
Brown-Forman Corp. , Class B ............................................. 8,467 465
Bunge Global SA ....................................................... 4,211 371
Celsius Holdings, Inc. (a) .................................................. 132,840 6,629
Church & Dwight Co., Inc. ................................................ 7,005 699
Colgate-Palmolive Co. ................................................... 90,252 7,599
Conagra Brands, Inc. .................................................... 13,343 389
Constellation Brands, Inc. , Class A .......................................... 4,792 1,174
Costco Wholesale Corp. .................................................. 21,467 14,917
Dollar General Corp. .................................................... 6,266 828
Dollar Tree, Inc. (a) ...................................................... 6,299 823
General Mills, Inc. ...................................................... 39,621 2,572
Hormel Foods Corp. ..................................................... 8,192 249
Kellanova ............................................................ 8,064 442
Kenvue, Inc. .......................................................... 49,371 1,025
Keurig Dr. Pepper, Inc. ................................................... 28,136 885
Kimberly-Clark Corp. .................................................... 46,760 5,657
Lamb Weston Holdings, Inc. ............................................... 4,088 419
McCormick & Co., Inc. .................................................. 7,102 484
Molson Coors Beverage Co. , Class B ......................................... 5,460 337
Mondelez International, Inc. , Class A ......................................... 38,773 2,918
Monster Beverage Corp. (a) ................................................ 21,504 1,183
PepsiCo, Inc. .......................................................... 97,248 16,389
Philip Morris International, Inc. ............................................. 186,435 16,938
Sysco Corp. ........................................................... 14,239 1,152
Target Corp. .......................................................... 49,722 6,915
The Clorox Co. ........................................................ 3,487 506
The Coca-Cola Co. ...................................................... 121,484 7,227
The Estee Lauder Cos., Inc. ............................................... 6,491 857
The Hershey Co. ....................................................... 4,248 822
The J.M. Smucker Co. ................................................... 2,906 382
The Kraft Heinz Co. ..................................................... 31,337 1,164
The Kroger Co. ........................................................ 20,101 927
The Procter & Gamble Co. ................................................ 150,842 23,703
Tyson Foods, Inc. , Class A ................................................ 7,956 436
Walgreens Boots Alliance, Inc. ............................................. 20,328 459
Walmart, Inc. .......................................................... 63,691 10,525
153,431
Electronic Equipment, Instruments & Components (0.1%):
Amphenol Corp. , Class A ................................................. 6,096 616
CDW Corp. ........................................................... 1,384 314
Corning, Inc. .......................................................... 7,952 258
Keysight Technologies, Inc. (a) ............................................. 1,820 279

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Teledyne Technologies, Inc. (a) ............................................. 484 $ 203
1,670
Energy (3.6%):
Chevron Corp. ......................................................... 18,514 2,730
ConocoPhillips ........................................................ 106,909 11,960
Devon Energy Corp. ..................................................... 191,039 8,027
Diamondback Energy, Inc. ................................................ 51,803 7,964
EOG Resources, Inc. .................................................... 71,802 8,170
Exxon Mobil Corp. ..................................................... 98,811 10,159
Marathon Petroleum Corp. ................................................ 47,011 7,785
Phillips 66 Co. ......................................................... 23,480 3,388
Valero Energy Corp. ..................................................... 46,823 6,504
66,687
Financials (9.4%):
American Express Co. ................................................... 25,668 5,153
American Financial Group, Inc. ............................................. 19,362 2,331
Ameriprise Financial, Inc. ................................................. 29,165 11,282
Chubb Ltd. ........................................................... 16,822 4,121
Discover Financial Services ............................................... 32,834 3,465
Everest Group Ltd. ...................................................... 8,279 3,187
FactSet Research Systems, Inc. ............................................. 5,000 2,380
Fidelity National Financial, Inc. ............................................ 225,827 11,298
Huntington Bancshares, Inc. ............................................... 275,037 3,501
Jefferies Financial Group, Inc. .............................................. 186,551 7,604
JPMorgan Chase & Co. .................................................. 184,047 32,090
Mastercard, Inc. , Class A ................................................. 16,927 7,604
MSCI, Inc. ........................................................... 19,154 11,466
Popular, Inc. .......................................................... 48,479 4,142
Regions Financial Corp. .................................................. 413,169 7,714
State Street Corp. ....................................................... 31,671 2,340
Synchrony Financial ..................................................... 189,341 7,360
The Goldman Sachs Group, Inc. ............................................ 11,958 4,592
The Hanover Insurance Group, Inc. .......................................... 16,187 2,137
The Hartford Financial Services Group, Inc. .................................... 62,872 5,467
The Progressive Corp. ................................................... 38,960 6,945
Visa, Inc. , Class A ...................................................... 90,690 24,782
170,961
Health Care (16.8%):
Abbott Laboratories ..................................................... 46,465 5,257
AbbVie, Inc. .......................................................... 82,256 13,523
Agilent Technologies, Inc. ................................................. 7,879 1,025
Align Technology, Inc. (a) ................................................. 1,934 517
Alnylam Pharmaceuticals, Inc. (a) ........................................... 3,435 594
Amgen, Inc. ........................................................... 55,276 17,371
Avantor, Inc. (a) ........................................................ 17,651 406
Baxter International, Inc. ................................................. 13,539 524
Becton Dickinson & Co. .................................................. 7,790 1,860
Biogen, Inc. (a) ......................................................... 3,887 959
BioMarin Pharmaceutical, Inc. (a) ........................................... 5,020 442
Boston Scientific Corp. (a) ................................................. 39,096 2,473
Bristol-Myers Squibb Co. ................................................. 141,402 6,910
Cardinal Health, Inc. .................................................... 105,615 11,532
Cencora, Inc. .......................................................... 26,821 6,241
Centene Corp. (a) ....................................................... 14,376 1,083
Chemed Corp. ......................................................... 6,047 3,585
CVS Health Corp. ...................................................... 136,259 10,134
Danaher Corp. ......................................................... 18,205 4,368
Dexcom, Inc. (a) ........................................................ 51,323 6,228
Edwards Lifesciences Corp. (a) ............................................. 16,167 1,269
Elevance Health, Inc. .................................................... 15,316 7,557
Eli Lilly & Co. ......................................................... 59,567 38,457

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Exact Sciences Corp. (a) .................................................. 85,515 $ 5,593
GE HealthCare Technologies, Inc. ........................................... 10,469 768
Gilead Sciences, Inc. .................................................... 216,455 16,940
HCA Healthcare, Inc. .................................................... 5,339 1,628
Hologic, Inc. (a) ........................................................ 6,525 486
Humana, Inc. .......................................................... 3,319 1,255
ICON PLC (a) ......................................................... 2,209 576
IDEXX Laboratories, Inc. (a) ............................................... 2,217 1,142
Illumina, Inc. (a) ........................................................ 4,289 613
Incyte Corp. (a) ......................................................... 5,962 350
Insulet Corp. (a) ........................................................ 1,893 361
Intuitive Surgical, Inc. (a) ................................................. 22,540 8,525
IQVIA Holdings, Inc. (a) .................................................. 4,876 1,015
Johnson & Johnson ..................................................... 95,721 15,210
Laboratory Corp. of America Holdings ........................................ 2,400 533
McKesson Corp. ....................................................... 15,849 7,923
Medtronic PLC ........................................................ 35,902 3,143
Merck & Co., Inc. ...................................................... 96,687 11,678
Mettler-Toledo International, Inc. (a) ......................................... 578 692
Moderna, Inc. (a) ....................................................... 9,191 929
Molina Healthcare, Inc. (a) ................................................ 1,546 551
Pfizer, Inc. ............................................................ 263,150 7,126
Quest Diagnostics, Inc. ................................................... 32,964 4,234
Regeneron Pharmaceuticals, Inc. (a) .......................................... 2,887 2,722
ResMed, Inc. .......................................................... 3,894 741
Revvity, Inc. .......................................................... 3,371 361
Royalty Pharma PLC , Class A .............................................. 10,438 296
STERIS PLC .......................................................... 2,678 586
Stryker Corp. .......................................................... 9,609 3,224
The Cigna Group ....................................................... 30,430 9,158
The Cooper Cos., Inc. .................................................... 1,332 497
Thermo Fisher Scientific, Inc. .............................................. 17,707 9,544
UnitedHealth Group, Inc. ................................................. 54,913 28,101
Veeva Systems, Inc. , Class A (a) ............................................. 3,889 807
Vertex Pharmaceuticals, Inc. (a) ............................................. 28,938 12,541
Waters Corp. (a) ........................................................ 1,594 506
West Pharmaceutical Services, Inc. .......................................... 1,958 730
Zimmer Biomet Holdings, Inc. ............................................. 5,621 706
Zoetis, Inc. ........................................................... 12,462 2,340
306,446
Industrials (8.5%):
3M Co. .............................................................. 95,017 8,965
Automatic Data Processing, Inc. ............................................ 13,069 3,212
Builders FirstSource, Inc. (a) ............................................... 14,446 2,510
Cintas Corp. .......................................................... 13,594 8,219
CSX Corp. ............................................................ 85,631 3,057
Cummins, Inc. ......................................................... 11,834 2,832
Expeditors International of Washington, Inc. .................................... 19,718 2,491
Fastenal Co. ........................................................... 166,380 11,352
Ferguson PLC ......................................................... 15,617 2,934
General Dynamics Corp. .................................................. 15,597 4,133
HEICO Corp. , Class A ................................................... 43,727 6,186
Illinois Tool Works, Inc. .................................................. 37,470 9,776
Lennox International, Inc. ................................................. 11,103 4,754
Lincoln Electric Holdings, Inc. ............................................. 19,325 4,294
Lockheed Martin Corp. ................................................... 16,911 7,262
ManpowerGroup, Inc. ................................................... 33,559 2,488
Masco Corp. .......................................................... 112,780 7,589
Old Dominion Freight Line, Inc. ............................................ 18,013 7,043
Owens Corning ........................................................ 32,979 4,997
PACCAR, Inc. ......................................................... 49,247 4,944
Parker-Hannifin Corp. ................................................... 13,503 6,272

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Paychex, Inc. .......................................................... 33,402 $ 4,066
Quanta Services, Inc. .................................................... 34,710 6,735
Snap-on, Inc. .......................................................... 18,787 5,447
Union Pacific Corp. ..................................................... 32,556 7,941
United Parcel Service, Inc. , Class B .......................................... 64,285 9,122
Verisk Analytics, Inc. .................................................... 15,256 3,685
W.W. Grainger, Inc. ..................................................... 2,579 2,310
154,616
IT Services (1.8%):
Accenture PLC , Class A .................................................. 37,109 13,503
Akamai Technologies, Inc. (a) .............................................. 1,530 189
Cloudflare, Inc. , Class A (a) ................................................ 2,986 236
Cognizant Technology Solutions Corp. , Class A ................................. 5,218 402
EPAM Systems, Inc. (a) ................................................... 583 162
Gartner, Inc. (a) ........................................................ 787 360
International Business Machines Corp. ........................................ 39,652 7,282
MongoDB, Inc. (a) ...................................................... 703 282
Snowflake, Inc. , Class A (a) ................................................ 51,241 10,025
VeriSign, Inc. (a) ........................................................ 1,047 208
32,649
Materials (2.1%):
Avery Dennison Corp. ................................................... 9,145 1,824
CF Industries Holdings, Inc. ............................................... 30,550 2,307
Dow, Inc. ............................................................ 77,972 4,179
LyondellBasell Industries NV , Class A ........................................ 118,415 11,145
Nucor Corp. ........................................................... 30,721 5,743
Packaging Corp. of America ............................................... 27,243 4,519
The Mosaic Co. ........................................................ 54,228 1,665
The Sherwin-Williams Co. ................................................ 10,700 3,257
Westlake Corp. ........................................................ 20,561 2,845
37,484
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 20,222 2,445
AvalonBay Communities, Inc. .............................................. 19,916 3,565
Crown Castle, Inc. ...................................................... 52,388 5,671
Equinix, Inc. .......................................................... 4,199 3,484
Healthpeak Properties, Inc. ................................................ 69,591 1,287
NNN REIT, Inc. ........................................................ 40,542 1,636
Prologis, Inc. .......................................................... 67,109 8,502
Realty Income Corp. .................................................... 70,930 3,858
SBA Communications Corp. ............................................... 13,984 3,130
Simon Property Group, Inc. ............................................... 20,079 2,783
VICI Properties, Inc. .................................................... 212,566 6,403
42,764
Semiconductors & Semiconductor Equipment (7.7%):
Advanced Micro Devices, Inc. (a) ............................................ 16,781 2,814
Analog Devices, Inc. .................................................... 5,223 1,005
Applied Materials, Inc. ................................................... 27,992 4,599
Broadcom, Inc. ........................................................ 21,655 25,553
Entegris, Inc. .......................................................... 1,534 181
Intel Corp. ............................................................ 43,340 1,867
KLA Corp. ........................................................... 11,338 6,735
Lam Research Corp. ..................................................... 11,395 9,403
Marvell Technology, Inc. ................................................. 58,942 3,990
Microchip Technology, Inc. ................................................ 5,485 467
Micron Technology, Inc. .................................................. 11,132 955
Monolithic Power Systems, Inc. ............................................ 11,165 6,729
NVIDIA Corp. ......................................................... 98,553 60,637
ON Semiconductor Corp. (a) ............................................... 4,379 311
QUALCOMM, Inc. ..................................................... 40,120 5,958

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Skyworks Solutions, Inc. ................................................. 33,995 $ 3,551
Teradyne, Inc. ......................................................... 1,592 154
Texas Instruments, Inc. ................................................... 33,720 5,399
140,308
Software (8.7%):
Adobe, Inc. (a) ......................................................... 4,648 2,871
ANSYS, Inc. (a) ........................................................ 896 294
Atlassian Corp. , Class A (a) ................................................ 1,544 386
Autodesk, Inc. (a) ....................................................... 2,210 561
Cadence Design Systems, Inc. (a) ............................................ 2,786 804
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,235 654
Datadog, Inc. , Class A (a) ................................................. 2,755 343
Dynatrace, Inc. (a) ...................................................... 2,751 157
Fair Isaac Corp. (a) ...................................................... 250 300
Fortinet, Inc. (a) ........................................................ 6,665 430
HubSpot, Inc. (a) ....................................................... 497 304
Intuit, Inc. ............................................................ 17,417 10,996
Microsoft Corp. ........................................................ 254,398 101,143
Oracle Corp. .......................................................... 16,232 1,813
Palantir Technologies, Inc. , Class A (a) ........................................ 18,459 297
Palo Alto Networks, Inc. (a) ................................................ 18,336 6,207
PTC, Inc. (a) ........................................................... 1,218 220
Roper Technologies, Inc. .................................................. 1,105 593
Salesforce, Inc. (a) ...................................................... 24,206 6,804
ServiceNow, Inc. (a) ..................................................... 9,546 7,306
Splunk, Inc. (a) ......................................................... 1,577 242
Synopsys, Inc. (a) ....................................................... 16,803 8,962
Tyler Technologies, Inc. (a) ................................................ 429 181
Workday, Inc. , Class A (a) ................................................. 24,300 7,073
Zscaler, Inc. (a) ......................................................... 875 206
159,147
Technology Hardware, Storage & Peripherals (5.8%):
Apple, Inc. ........................................................... 498,477 91,919
Dell Technologies, Inc. , Class C ............................................ 2,521 209
Hewlett Packard Enterprise Co. ............................................. 185,886 2,842
HP, Inc. .............................................................. 271,242 7,787
NetApp, Inc. .......................................................... 34,653 3,022
Seagate Technology Holdings PLC .......................................... 2,115 181
Super Micro Computer, Inc. (a) ............................................. 478 253
Western Digital Corp. (a) .................................................. 3,244 186
106,399
Utilities (3.3%):
Ameren Corp. ......................................................... 7,191 500
American Electric Power Co., Inc. ........................................... 100,681 7,867
American Water Works Co., Inc. ............................................ 5,374 667
Atmos Energy Corp. ..................................................... 4,112 469
CenterPoint Energy, Inc. .................................................. 17,365 485
CMS Energy Corp. ...................................................... 7,961 455
Consolidated Edison, Inc. ................................................. 36,976 3,361
Constellation Energy Corp. ................................................ 8,888 1,084
Dominion Energy, Inc. ................................................... 22,903 1,047
DTE Energy Co. ....................................................... 53,068 5,594
Duke Energy Corp. ...................................................... 75,588 7,244
Edison International ..................................................... 10,627 717
Entergy Corp. ......................................................... 5,832 582
Evergy, Inc. ........................................................... 96,950 4,922
Eversource Energy ...................................................... 9,618 522
Exelon Corp. .......................................................... 59,508 2,071
FirstEnergy Corp. ....................................................... 15,814 580
NextEra Energy, Inc. .................................................... 56,974 3,340
PG&E Corp. .......................................................... 54,346 917

Victory Portfolios III
Victory Growth & Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
PPL Corp. ............................................................ 20,444 $ 536
Public Service Enterprise Group, Inc. ......................................... 13,782 799
Sempra .............................................................. 37,725 2,700
The Southern Co. ....................................................... 167,951 11,676
WEC Energy Group, Inc. ................................................. 8,692 702
Xcel Energy, Inc. ....................................................... 15,082 903
59,740
Total Common Stocks (Cost $1,289,498)
a
a
a
1,808,954
Total Investments (Cost $1,289,498) — 99.1% 1,808,954
Other assets in excess of liabilities — 0.9% 17,093
NET ASSETS - 100.00% $ 1,826,047
(a) Non-income producing security.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory High Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (3.9%)
ABS Auto (1.4%):
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class D, 3.04%, 9/22/25, Callable 10/20/24 @ 100(a) ............. $ 1,125 $ 1,102
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 2,000 2,028
Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 3/15/26 @
100(a) ........................................................... 375 382
Ford Credit Auto Owner Trust, Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @
100(a) ........................................................... 1,966 1,959
Hertz Vehicle Financing III LLC, Series 2023-3A, Class D, 9.43%, 2/25/28(a) ........... 3,000 3,097
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 1,070 1,042
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @
100(a) ........................................................... 2,263 2,332
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class E, 8.68%, 8/16/32, Callable
5/15/26 @ 100(a) ................................................... 991 989
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
5/10/26 @ 100(a) ................................................... 2,500 2,503
15,434
ABS Card (0.6%):
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) .............................. 3,000 2,983
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 3,000 3,009
5,992
ABS Other (1.9%):
Conn's Receivables Funding LLC, Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24
@ 100(a) ......................................................... 3,380 3,419
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 1/15/28 @ 100(a) ....... 667 649
Frontier Issuer LLC, Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) ... 10,300 10,553
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 2/19/24 @ 100(a) .... 1,720 1,615
SCF Equipment Leasing LLC, Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @
100(a) ........................................................... 989 1,001
VB-S1 Issuer LLC, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .... 3,000 2,589
19,826
Total Asset-Backed Securities (Cost $40,517)
a
a
a
41,252
Collateralized Loan Obligations (3.1%)
Cash Flow CLO (3.1%):
720 East CLO I Ltd. .....................................................
Series 2022-1A, Class D, 11.47% (TSFR3M+615bps), 1/20/36, Callable 1/20/25 @
100(a)(b) ......................................................... 9,500 9,514
Series 2023-1A, Class E, 13.96% (TSFR3M+865bps), 4/15/36, Callable 4/15/25 @
100(a)(b) ......................................................... 12,750 12,871
720 East CLO II Ltd., Series 2023-2A, Class E, 13.97% (TSFR3M+857bps), 10/15/36,
Callable 10/15/25 @ 100(a)(b) ......................................... 1,500 1,515
Barrow Hanley CLO I Ltd., Series 2023-1A, Class D, 11.48% (TSFR3M+616bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 3,700 3,718
Barrow Hanley CLO II Ltd., Series 2023-2A, Class E, 13.71% (TSFR3M+837bps), 10/20/35,
Callable 10/20/24 @ 100(a)(b) ......................................... 3,000 2,998
Oaktree CLO Ltd., Series 2023-2A, Class E, 13.97% (TSFR3M+865bps), 7/20/36, Callable
7/20/25 @ 100(a)(b) ................................................. 1,500 1,510
32,126
Total Collateralized Loan Obligations (Cost $31,423)
a
a
a
32,126

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (0.8%)
Commercial MBS (0.8%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(c) .................. $ 3,000 $ 2,737
BPR Trust, Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(b) ........ 2,536 2,534
BXP Trust, Series 2021-601L, Class D, 2.87%, 1/15/44(a)(c) ........................ 2,000 1,278
ONE PARK Mortgage Trust, Series 2021-PARK, Class D, 6.95% (TSFR1M+161bps),
3/15/36(a)(b) ...................................................... 1,775 1,649
8,198
Private CMO FLT (0.0%):(d)
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 6.41% (TSFR1M+107bps),
2/25/35, Callable 2/25/24 @ 100(b) ...................................... 433 178
Total Collateralized Mortgage Obligations (Cost $8,424)
a
a
a
8,376
Shares
Common Stocks (0.3%)
Communication Services (0.1%):
AT&T, Inc. ........................................................... 39,101 692
Energy (0.1%):
GenOn Energy, Inc.(e) ................................................... 16,168 1,282
Sabine Oil & Gas Holdings, Inc.(e)(f)(f) ....................................... 2,824 —(g)
1,282
Real Estate (0.1%):
Crown Castle, Inc. ...................................................... 6,253 677
Total Common Stocks (Cost $4,928)
a
a
a
2,651
Preferred Stocks (1.2%)
Consumer Staples (0.4%):
CHS, Inc., Series 2, 7.10%(US0003M+430bps)(b)(h) ............................. 76,204 1,947
CHS, Inc., Series 1, 7.88%(h) .............................................. 87,180 2,277
4,224
Energy (0.6%):
NuStar Logistics LP, 12.31%(TSFR3M+700bps), 1/15/43(b) ........................ 237,747 6,148
Real Estate (0.2%):
Equity Residential, Series K, 8.29%(e)(h) ...................................... 45,314 2,379
Prologis, Inc., Series Q, 8.54%(h) ........................................... 5,310 292
2,671
Total Preferred Stocks (Cost $13,274)
a
a
a
13,043
Principal Amount
(000)
Senior Secured Loans (6.3%)
Communication Services (0.3%):
Directv Financing LLC, 2024 REFINANCING TERM B LOAN, First Lien, 10.57%
(SOFR03M+525bps), 8/2/29(b) ......................................... $ 1,000 999
Windstream Services, LLC, Initial Term Loan, First Lien, 11.61% (SOFR01M+625bps),
9/21/27(b) ........................................................ 2,227 2,092
3,091
Consumer Discretionary (2.3%):
Alterra Mountain Co., 9.11% (SOFR01M+375bps), 5/9/30(b) ....................... 494 494
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.36% (SOFR01M+400bps),
1/27/29(b) ........................................................ 1,463 1,458
Great Outdoors Group LLC, Term B1, First Lien, 9.11% (SOFR01M+375bps), 3/5/28(b) .... 479 477
Latam Airlines Group S.A. Initial Term Loan, First Lien, 14.83% (SOFR03M+950bps),
10/12/27(b) ....................................................... 2,970 3,033

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 9.68% (SOFR06M+425bps),
1/15/26(b) ........................................................ $ 5,000 $ 5,019
Ontario Gaming GTA, Limited PartnershipTerm B Loans, First Lien, 9.60%
(SOFR03M+425bps), 7/20/30(b) ........................................ 1,000 1,000
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.60% (SOFR03M+325bps),
2/25/28(b) ........................................................ 5,474 5,132
Polaris Newco LLC, Dollar Term Loan, First Lien, 9.36% (SOFR01M+400bps), 6/4/28(b) .. 1,222 1,190
Recess Holdings, Inc., New Term Loans, First Lien, 9.39% (SOFR03M+400bps), 3/17/27(b) . 1,496 1,493
Staples, Inc., 2019 Refinancing New Term B-1 Loans, First Lien, 10.35%
(SOFR01M+500bps), 4/12/26(b) ........................................ 2,984 2,813
The Michaels Cos., Inc., Term B Loans, First Lien, 9.60% (SOFR03M+425bps), 4/15/28(b) . 1,980 1,624
Wand Newco 3, Inc., Term B, First Lien, 1/20/31(i) ............................... 500 500
24,233
Energy (0.0%):(d)
Quicksilver Resources, Inc., Loans, Second Lien, 6/21/19(f)(i) ....................... 3,914 6
Financials (2.5%):
Acrisure LLC, 9.89% (SOFR03M+450bps), 10/20/30(b) ........................... 1,500 1,503
Amynta Agency Borrower, Inc., 9.61% (SOFR01M+425bps), 2/28/28(b) ............... 1,995 1,994
Arsenal AIC Parent LLC, Term B Loan, First Lien, 7/27/30(i) ....................... 499 498
Arsenal AIC Parent LLC, Term B Loan, First Lien, 9.86% (SOFR01M+450bps), 8/18/30(b) . 500 499
Central Parent, Inc., 2023 Term Loans, First Lien, 9.35% (SOFR03M+400bps), 7/6/29(b) ... 1,985 1,987
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loans, First Lien, 9.36%
(SOFR01M+400bps), 1/31/30(b) ........................................ 1,000 992
Hyperion Refinance Sarl, 2023 Term Loans, First Lien, 9.38% (SOFR03M+400bps),
3/24/30(b) ........................................................ 2,992 2,988
Indicor LLCInitial Dollar, Term Loan, First Lien, 9.35% (SOFR03M+400bps), 11/22/29(b) .. 2,973 2,973
Iris Holdings, Inc., Initial Term Loans, First Lien, 10.13% (SOFR03M+475bps), 6/28/28(b) .. 1,992 1,865
Lealand Finance Co. BV, Make Whole Term Loan, First Lien, 8.36% (SOFR01M+300bps),
6/30/24(b) ........................................................ 39 23
Lealand Finance Co. BV, Take-Back Term Loan, First Lien (3.00% PIK), 6.36%
(SOFR01M+100bps), 6/30/25(b) ........................................ 358 141
Moneygram International, Inc., Closing date terms, First Lien, 10.88% (SOFR03M+550bps),
6/1/30(b) ......................................................... 998 974
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 10.07% (SOFR03M+475bps),
10/11/28(b) ....................................................... 4,963 4,536
Nouryon USA LLC, Term B, First Lien, 9.37% (SOFR03M+400bps), 4/3/28(b) .......... 995 993
OneDigital Borrower LLC, 2021 Term Loan, First Lien, 9.61% (SOFR01M+425bps),
11/16/27(b) ....................................................... 1,995 1,991
Rand Parent LLC, Term B Loans, First Lien, 9.60% (SOFR03M+425bps), 2/9/30(b) ....... 496 494
Sunshine Luxembourg VII Sarl, Facility B3 Commitments, First Lien, 8.85%
(SOFR03M+350bps), 10/2/26(b) ........................................ 176 176
Windsor Holdings III LLC, DOLLAR TERM B LOAN, First Lien, 9.85%
(SOFR01M+450bps), 6/22/30(b) ........................................ 1,995 1,995
26,622
Health Care (0.1%):
Bausch + Lomb Corporation, New Term Loans, First Lien, 9.36% (SOFR01M+400bps),
9/29/28(b) ........................................................ 1,496 1,466
Bausch Health Americas, Inc., Second Amendment Term Loan, First Lien, 10.59%
(SOFR01M+525bps), 2/1/27(b) ......................................... 1 1
1,467
Industrials (0.6%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.07% (SOFR03M+475bps),
4/20/28(b) ........................................................ 638 652
Directv Financing LLC, Closing Date Term Loans, First Lien, 7/22/27(i) ............... 633 633
Indy US Bidco LLC, Fifth Amendment Incremental Term Loans, First Lien, 3/5/28(i) ...... 1,617 1,589
Indy US Bidco LLC, Term Loan B, First Lien, 11.61% (SOFR01M+625bps), 3/5/28(b) ..... 1,368 1,344
Mauser Packaging Solutions Holding Co., Initial Term Loan, First Lien, 9.35%
(SOFR01M+400bps), 8/10/26(b) ........................................ 993 994

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Trident TPI Holdings, Inc., Term Loans, First Lien, 9.85% (SOFR03M+450bps), 9/17/28(b) . $ 498 $ 496
5,708
Information Technology (0.5%):
Marcel Bidco LLC, TL, First Lien, 9.82% (SOFR Daily+450bps), 10/28/30(b) ........... 1,000 1,003
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien, 10.32% (SOFR03M+500bps),
4/11/29(b) ........................................................ 2,978 2,732
TIBCO Software, Inc., Term A Loan, First Lien, 9.85% (SOFR03M+450bps), 9/30/28(b) ... 1,469 1,438
UKG Inc., 2021 Incremental Term Loan, Second Lien, 10.58% (SOFR03M+525bps), 5/3/27(b) 250 250
5,423
Total Senior Secured Loans (Cost $69,489)
a
a
a
66,550
Corporate Bonds (53.5%)
Communication Services (14.2%):
AMC Networks, Inc., 4.25%, 2/15/29, Callable 2/20/24 @ 102.13(j) .................. 4,000 3,086
Cable One, Inc., 4.00%, 11/15/30, Callable 11/15/25 @ 102(a)(j) ..................... 6,081 4,908
Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable 2/20/24 @ 102.81(a) ............. 2,797 2,364
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 1/15/34, Callable 1/15/28 @ 102.13(a) .............................. 7,100 5,655
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a) .............................. 2,500 2,170
4.50%, 6/1/33, Callable 6/1/27 @ 102.25(a) ................................ 5,000 4,099
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a) ................................ 3,500 3,110
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(a) ................................................... 1,000 1,038
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 6/1/24 @ 103.75(a) ................................ 1,000 828
9.00%, 9/15/28, Callable 9/15/25 @ 104.5(a)(j) ............................. 2,500 2,611
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 2/20/24 @ 104.88(a) ....... 3,500 3,045
CSC Holdings LLC
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a) .............................. 3,000 2,173
5.00%, 11/15/31, Callable 11/15/26 @ 102.5(a) ............................. 2,500 1,263
5.75%, 1/15/30, Callable 1/15/25 @ 102.88(a) .............................. 3,000 1,590
6.50%, 2/1/29, Callable 2/20/24 @ 103.25(a) ............................... 2,000 1,705
7.50%, 4/1/28, Callable 2/20/24 @ 103.75(a) ............................... 1,500 1,002
11.25%, 5/15/28, Callable 5/15/25 @ 105.63(a) ............................. 3,500 3,548
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(a) ............................. 3,000 3,046
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 3/8/24 @ 101.69(a)(j) ....... 6,475 4,153
Directv Financing LLC, 8.88%, 2/1/30, Callable 2/1/26 @ 104.44(a) .................. 1,000 1,020
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 3/8/24
@ 104.41(a) ...................................................... 1,000 950
DISH DBS Corp.
5.25%, 12/1/26, Callable 6/1/26 @ 100(a) ................................. 2,500 1,971
7.75%, 7/1/26 ..................................................... 3,000 1,770
DISH Network Corp., 11.75%, 11/15/27, Callable 5/15/25 @ 105.88(a) ................ 8,250 8,608
Frontier Communications Holdings LLC
5.00%, 5/1/28, Callable 5/1/24 @ 102.5(a) ................................. 2,000 1,846
6.75%, 5/1/29, Callable 5/1/24 @ 103.38(a) ................................ 4,000 3,540
8.63%, 3/15/31, Callable 3/15/26 @ 104.31(a) .............................. 5,000 5,073
Gray Television, Inc.
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ............................ 5,500 4,305
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a) ............................ 14,500 11,346
iHeartCommunications, Inc.
6.38%, 5/1/26, Callable 2/22/24 @ 101.59 ................................. 5,000 4,298
8.38%, 5/1/27, Callable 2/22/24 @ 102.09(j) ............................... 5,000 3,120
Lumen Technologies, Inc., 4.00%, 2/15/27, Callable 3/8/24 @ 101(a)(j) ................ 1,000 522
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 3/8/24 @ 102.31(a) ............. 2,000 1,888
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(a) ......................... 1,000 940
Nexstar Media, Inc.
4.75%, 11/1/28, Callable 2/20/24 @ 102.38(a)(j) ............................ 2,769 2,536
5.63%, 7/15/27, Callable 2/20/24 @ 102.81(a) .............................. 3,000 2,918

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 2/15/28, Callable 2/20/24 @
103(a) ........................................................... $ 1,500 $ 1,430
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a)(j) ............... 10,473 8,039
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 3/8/24 @ 102.94(a) ................... 10,000 9,016
Sinclair Television Group, Inc.
4.13%, 12/1/30, Callable 12/1/25 @ 102.06(a) .............................. 2,000 1,545
5.50%, 3/1/30, Callable 12/1/24 @ 102.75(a)(j) ............................. 3,601 2,773
Sirius XM Radio, Inc.
3.88%, 9/1/31, Callable 9/1/26 @ 101.94(a) ................................ 2,000 1,669
4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a) ................................ 1,000 875
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 2,500 2,309
Townsquare Media, Inc., 6.88%, 2/1/26, Callable 3/8/24 @ 101.72(a) .................. 3,300 3,231
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(a) .......... 2,000 1,961
Urban One, Inc., 7.38%, 2/1/28, Callable 3/8/24 @ 103.69(a) ....................... 3,616 3,205
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28, Callable 3/8/24
@ 103.88(a) ...................................................... 3,000 2,629
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 3/8/24 @ 100(a)(j) ................................ 4,000 3,051
6.13%, 3/1/28, Callable 3/8/24 @ 101.53(a) ................................ 500 332
150,110
Consumer Discretionary (9.8%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... 3,500 2,913
Asbury Automotive Group, Inc.
4.75%, 3/1/30, Callable 3/1/25 @ 102.38 .................................. 1,500 1,388
5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .............................. 3,000 2,710
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @
102.31(a) ......................................................... 3,000 2,715
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/8/24 @
102.69(a)(j) ....................................................... 2,000 1,850
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63 ............... 1,250 1,256
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 1,000 920
Boyne USA, Inc., 4.75%, 5/15/29, Callable 5/15/24 @ 102.38(a) ..................... 2,015 1,846
Caesars Entertainment, Inc.
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a) .............................. 200 202
7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) ............................... 3,750 3,863
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 3/8/24 @ 103.38(a) ................. 866 861
Churchill Downs, Inc.
5.75%, 4/1/30, Callable 4/1/25 @ 102.88(a) ................................ 3,000 2,902
6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................................ 2,500 2,534
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28, Callable 2/15/25 @ 104.88(a) .......... 900 966
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/24 @ 102.5(a) .................... 1,000 919
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
1/15/25 @ 103.38(a) ................................................ 1,500 1,348
Ford Motor Co., 4.75%, 1/15/43 ............................................ 2,000 1,647
Graham Packaging Co., Inc., 7.13%, 8/15/28, Callable 3/8/24 @ 103.56(a) .............. 1,500 1,343
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 3/8/24 @ 102(a) .................. 1,000 922
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(j) .................... 1,500 1,512
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 2,000 1,795
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 1,500 1,200
LCM Investments Holdings II LLC, 8.25%, 8/1/31, Callable 8/1/26 @ 104.13(a) ......... 2,000 2,051
Lgi Homes, Inc., 8.75%, 12/15/28, Callable 12/15/25 @ 104.38(a) .................... 1,000 1,056
Light & Wonder International, Inc., 7.25%, 11/15/29, Callable 11/15/24 @ 103.63(a) ...... 2,000 2,053
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28, Callable 5/15/25 @ 104.5(a) ........ 3,000 3,115
Lindblad Expeditions LLC, 6.75%, 2/15/27, Callable 3/8/24 @ 103.38(a) ............... 400 400
Lithia Motors, Inc.
3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a) ................................ 10,000 8,980
4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ............................. 2,000 1,792
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/22/24 @ 102.48 ........................ 3,000 2,872
Macy's Retail Holdings LLC, 5.88%, 3/15/30, Callable 3/15/25 @ 102.94(a)(j) ........... 2,000 1,896
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25(a)(j) ........ 1,000 899
MGM Resorts International, 4.75%, 10/15/28, Callable 7/15/28 @ 100 ................. 500 472
Newell Brands, Inc., 6.38%, 4/1/36, Callable 10/1/35 @ 100 ........................ 3,000 2,672

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 4/1/26, Callable 3/8/24 @
103.56(a) ......................................................... $ 2,500 $ 2,440
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100(j) .......................... 3,000 2,625
PetSmart Inc/PetSmart Finance Corp., 7.75%, 2/15/29, Callable 3/8/24 @ 103.88(a) ....... 1,000 970
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 3,700 3,088
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(a) ................................................. 2,000 1,895
Sotheby's, 7.38%, 10/15/27, Callable 2/20/24 @ 101.84(a) ......................... 8,598 8,290
Staples, Inc., 7.50%, 4/15/26, Callable 3/8/24 @ 101.88(a) ......................... 3,000 2,817
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ......... 1,000 995
The Gap, Inc., 3.63%, 10/1/29, Callable 10/1/24 @ 101.81(a) ....................... 2,000 1,713
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(a)(j) ..................... 3,500 2,772
The Michaels Cos., Inc., 5.25%, 5/1/28, Callable 2/20/24 @ 102.63(a) ................. 1,500 1,177
VT Topco, Inc., 8.50%, 8/15/30, Callable 8/15/26 @ 104.25(a) ...................... 2,500 2,612
Wand Newco 3, Inc., 7.63%, 1/30/32, Callable 1/30/27 @ 103.81(a) ................... 800 826
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 9/15/28, Callable 3/8/24 @ 102.44(a) . 2,085 1,946
WW International, Inc., 4.50%, 4/15/29, Callable 4/15/24 @ 102.25(a) ................. 3,500 1,694
ZF North America Capital, Inc., 7.13%, 4/14/30, Callable 2/14/30 @ 100(a) ............. 1,000 1,055
102,785
Consumer Staples (2.7%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 7,500 7,180
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 3,500 3,537
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 4/1/24 @ 102.06(a) ............... 2,500 2,287
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 2/20/24 @ 100(a) 2,000 135
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31(a) .................. 3,000 2,931
Performance Food Group, Inc., 4.25%, 8/1/29, Callable 8/1/24 @ 102.13(a) ............. 2,500 2,291
Post Holdings, Inc.
4.63%, 4/15/30, Callable 4/15/25 @ 102.31(a) .............................. 3,000 2,759
5.50%, 12/15/29, Callable 12/15/24 @ 102.75(a) ............................ 2,500 2,418
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(a) ............... 2,000 1,732
US Foods, Inc., 4.75%, 2/15/29, Callable 3/8/24 @ 102.38(a) ....................... 3,000 2,846
28,116
Energy (2.5%):
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31, Callable 6/15/26 @ 102.75(a) 2,500 2,333
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(h) ........... 1,000 967
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 3/8/24 @ 103.13(a) ............................... 3,000 2,989
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 1,000 966
Hunt Cos., Inc., 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(a) ...................... 1,928 1,791
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 2,000 1,737
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30, Callable 4/30/25 @ 102.25 ........... 2,000 1,851
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/8/24 @
101.5(a) ......................................................... 3,000 2,951
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable
2/15/26 @ 103.69(a) ................................................ 1,000 997
Talos Production, Inc., 12.00%, 1/15/26, Callable 2/7/24 @ 103 ...................... 1,000 1,031
Venture Global LNG, Inc.
8.38%, 6/1/31, Callable 6/1/26 @ 104.19(a) ................................ 4,000 4,050
9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................................ 4,000 4,205
Vital Energy, Inc.
7.75%, 7/31/29, Callable 7/31/24 @ 103.88(a) .............................. 500 493
10.13%, 1/15/28, Callable 3/8/24 @ 105.06 ................................ 125 131
26,492
Financials (4.8%):
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29, Callable 2/1/26 @ 104.13(a) ......... 2,500 2,508
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 3,000 3,257
AssuredPartners, Inc., 5.63%, 1/15/29, Callable 3/8/24 @ 102.81(a) ................... 2,500 2,362
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 ............. 2,000 1,816
Citizens Bank NA, 4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b) .......... 794 788

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30, Callable 6/15/26 @
103.31(a) ......................................................... $ 3,000 $ 3,030
Ford Motor Credit Co. LLC
4.13%, 8/17/27, Callable 6/17/27 @ 100 .................................. 4,750 4,512
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 5,500 5,340
HUB International Ltd.
5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a) .............................. 290 273
7.38%, 1/31/32, Callable 1/31/27 @ 103.69(a) .............................. 1,000 1,023
LABL, Inc.
6.75%, 7/15/26, Callable 2/20/24 @ 101.69(a) .............................. 1,000 973
10.50%, 7/15/27, Callable 2/20/24 @ 102.63(a) ............................. 2,000 1,913
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29,
Callable 6/15/24 @ 102.38(a) .......................................... 1,000 895
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN ............................... 1,000 1
Level 3 Financing, Inc., 4.25%, 7/1/28, Callable 3/8/24 @ 102.13(a) .................. 3,500 1,172
MetLife, Inc., 10.75%, 8/1/39, Callable 8/1/34 @ 100 ............................. 1,000 1,352
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 3,500 3,454
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 2,000 2,146
NFP Corp.
6.88%, 8/15/28, Callable 3/8/24 @ 103.44(a) ............................... 1,886 1,897
7.50%, 10/1/30, Callable 10/1/25 @ 103.75(a) .............................. 2,500 2,637
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%,
5/15/29, Callable 5/15/24 @ 102.44(a) .................................... 2,500 2,306
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a) ....................... 4,183 4,006
Starwood Property Trust, Inc., 4.38%, 1/15/27, Callable 7/15/26 @ 100(a)(j) ............ 1,000 926
Summer BC Bidco B LLC, 5.50%, 10/31/26, Callable 3/8/24 @ 102.75(a) .............. 2,000 1,927
50,514
Health Care (3.3%):
Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31 ....................... 4,000 3,831
Chs Community Health Systems, Inc., 10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) ..... 500 525
CHS/Community Health Systems, Inc.
5.25%, 5/15/30, Callable 5/15/25 @ 102.63(a) .............................. 3,000 2,490
8.00%, 3/15/26, Callable 3/8/24 @ 102(a) ................................. 1,642 1,617
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 3,000 2,746
Embecta Corp., 6.75%, 2/15/30, Callable 2/15/27 @ 101.69(a) ...................... 1,000 878
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 500 459
Global Medical Response, Inc., 6.50%, 10/1/25, Callable 3/8/24 @ 100(a) .............. 1,000 857
Medline Borrower LP, 3.88%, 4/1/29, Callable 10/1/24 @ 101.94(a) .................. 4,500 4,075
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 4,000 3,440
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69(a)(j) .......... 1,000 897
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 3,500 3,048
Select Medical Corp., 6.25%, 8/15/26, Callable 3/8/24 @ 102.08(a) ................... 2,500 2,500
Tenet Healthcare Corp.
6.13%, 10/1/28, Callable 3/8/24 @ 103.06(j) ............................... 2,000 1,988
6.88%, 11/15/31 .................................................... 500 515
US Acute Care Solutions LLC, 6.38%, 3/1/26, Callable 3/8/24 @ 101.59(a) ............. 6,000 5,242
35,108
Industrials (7.6%):
Allegiant Travel Co., 7.25%, 8/15/27, Callable 8/15/24 @ 103.63(a) ................... 2,000 1,955
American Airlines Pass Through Trust, 3.70%, 10/15/25 ........................... 1,264 1,192
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(a)(j) ............................ 500 508
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(a) ............................. 1,000 1,060
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 9,476 9,310
APX Group, Inc., 5.75%, 7/15/29, Callable 7/15/24 @ 102.88(a) ..................... 3,000 2,849
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 11/15/24 @ 103(a) ................ 1,000 945
Builders FirstSource, Inc., 4.25%, 2/1/32, Callable 8/1/26 @ 102.13(a) ................. 1,100 985
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 4/15/24 @ 102.06(a) ............... 1,000 926
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 3/8/24 @ 100(a) .............. 2,300 2,300
Griffon Corp., 5.75%, 3/1/28, Callable 3/8/24 @ 101.92 ........................... 1,500 1,470

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
H&E Equipment Services, Inc., 3.88%, 12/15/28, Callable 3/8/24 @ 101.94(a) ........... $ 2,000 $ 1,816
Howmet Aerospace, Inc., 5.95%, 2/1/37 ....................................... 1,000 1,030
JB Poindexter & Co., Inc., 8.75%, 12/15/31, Callable 12/15/26 @ 104.38(a) ............. 2,500 2,559
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(a)(j) ................... 5,000 4,965
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 2,686 2,787
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31, Callable 3/15/26 @ 103.88(a) .............. 2,000 2,106
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 10/15/24 @ 102.19(a) ...... 1,000 919
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 1,250 1,291
Spirit AeroSystems, Inc., 9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) .............. 1,500 1,625
Spirit Airlines Pass Through Trust, 4.10%, 4/1/28 ................................ 1,690 1,525
Standard Industries, Inc.
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(a) .............................. 5,000 4,247
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(a) .............................. 3,000 2,726
The ADT Security Corp.
4.13%, 8/1/29, Callable 8/1/28 @ 100(a) .................................. 2,000 1,845
4.88%, 7/15/32(a) .................................................. 2,000 1,834
TK Elevator US Newco, Inc., 5.25%, 7/15/27, Callable 3/8/24 @ 102.63(a) ............. 2,000 1,929
TransDigm, Inc.
4.88%, 5/1/29, Callable 5/1/24 @ 102.44 .................................. 1,500 1,404
5.50%, 11/15/27, Callable 3/8/24 @ 101.38 ................................ 2,000 1,949
6.75%, 8/15/28, Callable 2/15/25 @ 103.38(a) .............................. 1,000 1,016
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 1,000 1,022
United Airlines Pass Through Trust, 4.88%, 1/15/26 .............................. 16 15
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102 ............ 1,500 1,372
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 1,621 1,570
Verde Purchaser LLC, 10.50%, 11/30/30, Callable 11/30/26 @ 105.25(a) ............... 2,000 2,065
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 3/8/24 @ 100(a) ..................... 2,000 1,941
Werner FinCo, LP/Werner FinCo, Inc., 11.50%, 6/15/28, Callable 6/15/25 @ 108.63(a)(j) ... 3,000 3,184
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 3/8/24 @ 103.63(a) ............... 1,000 1,028
Windsor Holdings III LLC, 8.50%, 6/15/30, Callable 6/15/26 @ 104.25(a) .............. 2,000 2,061
XPO, Inc.
7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ................................ 4,225 4,327
7.13%, 2/1/32, Callable 2/1/27 @ 103.56(a) ................................ 250 255
79,913
Information Technology (3.5%):
AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable 2/15/25 @ 103.25(a) ............... 1,500 1,342
Capstone Borrower, Inc., 8.00%, 6/15/30, Callable 6/15/26 @ 104(a) .................. 2,500 2,595
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29, Callable 6/15/25 @ 103.63(a) ...... 4,000 4,082
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a) .............................. 1,000 934
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a) ............................... 1,250 1,183
CommScope Technologies LLC, 6.00%, 6/15/25, Callable 2/20/24 @ 100(a) ............ 1,000 795
EquipmentShare.com, Inc., 9.00%, 5/15/28, Callable 5/15/25 @ 106.75(a) .............. 6,000 6,113
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a) ..................... 500 518
NCR Voyix Corp., 5.13%, 4/15/29, Callable 4/15/24 @ 102.56(a) .................... 1,500 1,412
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 5,500 5,251
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 3,500 3,096
Rocket Software, Inc., 6.50%, 2/15/29, Callable 3/8/24 @ 103.25(a) .................. 2,000 1,722
Sabre GLBL, Inc., 11.25%, 12/15/27, Callable 6/15/25 @ 105.63(a) ................... 2,000 2,001
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 1,000 1,012
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 3,500 2,785
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 2/20/24 @
101.94(a) ......................................................... 2,000 1,781
36,622
Materials (2.6%):
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%,
9/1/29, Callable 5/15/24 @ 102(a)(j) ..................................... 1,000 813
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 3/8/24
@ 101.31(a)(j) ..................................................... 1,750 1,309
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 3/8/24 @ 101.69(a) ............. 2,000 1,778
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 4,000 4,204

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
LABL, Inc., 9.50%, 11/1/28, Callable 11/1/25 @ 104.75(a) ......................... $ 750 $ 749
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81(a) ................ 1,000 901
Mauser Packaging Solutions Holding Co., 7.88%, 8/15/26, Callable 8/15/24 @ 103.94(a) ... 500 505
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38(a) ....................... 1,500 1,392
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28,
Callable 10/15/24 @ 102.19(a) ......................................... 2,000 1,866
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27,
Callable 3/8/24 @ 102(a) ............................................. 1,000 933
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 1,500 1,527
SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable 5/1/24 @ 102.44(a) ................. 2,000 1,856
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 3,000 3,153
The Chemours Co.
4.63%, 11/15/29, Callable 11/15/24 @ 102.31(a) ............................ 3,000 2,624
5.75%, 11/15/28, Callable 2/20/24 @ 102.88(a) ............................. 2,000 1,890
Tronox, Inc., 4.63%, 3/15/29, Callable 3/15/24 @ 102.31(a) ........................ 1,100 971
United States Steel Corp., 6.88%, 3/1/29, Callable 3/8/24 @ 103.44(j) ................. 903 916
27,387
Real Estate (1.7%):
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) ..... 2,000 2,098
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 3/8/24 @ 102.25(a) . 3,500 3,252
SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ....................... 1,053 1,081
Service Properties Trust
4.38%, 2/15/30, Callable 8/15/29 @ 100 .................................. 5,500 4,265
8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) ............................ 1,000 1,060
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 4,161 3,635
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 2,676 2,435
17,826
Utilities (0.8%):
Alliant Holdings Intermediate LLC/Alliant Holdings Co., 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) ......................................................... 1,000 1,009
Calpine Corp., 4.63%, 2/1/29, Callable 3/8/24 @ 102.31(a) ......................... 7,000 6,467
NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26 @ 101.81(a) .................... 500 428
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 2/20/24 @ 101.25(a) .............. 500 485
8,389
Total Corporate Bonds (Cost $572,669)
a
a
a
563,262
Yankee Dollars (19.0%)
Communication Services (3.2%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 3/8/24 @ 101.5(a) ................ 11,000 4,902
Altice France SA
5.50%, 10/15/29, Callable 10/15/24 @ 102.75(a) ............................ 13,500 9,958
8.13%, 2/1/27, Callable 2/20/24 @ 102.03(a) ............................... 3,000 2,682
LCPR Senior Secured Financing DAC, 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a) ..... 2,000 1,757
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 3,000 3,006
Videotron Ltd., 3.63%, 6/15/29, Callable 6/15/24 @ 101.81(a) ....................... 2,500 2,281
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 7/15/25 @ 102.5(a) ............... 7,000 6,223
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31, Callable 1/31/26 @ 102.13(a) ........... 3,000 2,619
33,428
Consumer Discretionary (3.0%):
Carnival Corp.
5.75%, 3/1/27, Callable 12/1/26 @ 100(a) ................................. 5,000 4,925
6.00%, 5/1/29, Callable 11/1/24 @ 103(a) ................................. 3,500 3,389
10.50%, 6/1/30, Callable 6/1/25 @ 105.25(a)(j) ............................. 2,000 2,191
IHO Verwaltungs GmbH, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(a)(k) ............. 1,024 1,017
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ......... 2,000 2,011
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31(a) ................... 500 455
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69(a) ............. 3,000 2,671

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... $ 12,000 $ 11,710
5.88%, 2/15/27, Callable 2/19/24 @ 102.94(a) .............................. 1,000 985
7.75%, 2/15/29, Callable 11/15/28 @ 100(a) ................................ 2,095 2,114
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) ................... 500 535
32,003
Energy (1.4%):
Baytex Energy Corp., 8.50%, 4/30/30, Callable 4/30/26 @ 104.25(a) .................. 500 519
Harbour Energy PLC, 5.50%, 10/15/26, Callable 3/8/24 @ 102.75(a) .................. 2,000 1,961
Ithaca Energy North Sea PLC, 9.00%, 7/15/26, Callable 3/8/24 @ 104.5(a) .............. 2,000 2,000
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 3/8/24 @ 101.41(a) .......... 2,000 1,962
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 ................ 2,000 1,650
Petroleos Mexicanos
6.63%, 6/15/35 .................................................... 2,000 1,503
6.84%, 1/23/30, Callable 10/23/29 @ 100(j) ................................ 3,000 2,576
Tullow Oil PLC, 10.25%, 5/15/26, Callable 2/16/24 @ 105.13 ....................... 1,800 1,651
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)(j) ..................... 1,000 1,133
14,955
Financials (3.8%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 2/20/24 @ 101(a) ....................... 16,197 15,712
Altice Financing SA
5.00%, 1/15/28, Callable 3/8/24 @ 101.25(a) ............................... 1,000 897
5.75%, 8/15/29, Callable 8/15/24 @ 102.88(a) .............................. 5,500 4,798
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) ..................... 4,850 3,957
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b) ................ 3,000 2,820
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30, Callable 3/15/26 @ 104.25(a) .............................. 2,750 2,853
10.50%, 12/15/30, Callable 12/15/25 @ 105.25(a) ........................... 2,000 2,107
Lehman Brothers Treasury Co. BV, MTN(h)(l) .................................. 1,447 1
Macquarie Airfinance Holdings Ltd., 8.13%, 3/30/29, Callable 9/30/25 @ 104.06(a) ....... 500 519
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 2,000 1,637
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(b) ...... 5,000 4,886
40,187
Health Care (0.4%):
Bausch & Lomb Escrow Corp., 8.38%, 10/1/28, Callable 10/1/25 @ 104.19(a) ........... 500 521
Bausch Health Cos., Inc., 4.88%, 6/1/28, Callable 6/1/24 @ 102.44(a)(j) ............... 5,000 2,821
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 9/15/31, Callable 6/15/31 @ 100 .. 400 440
3,782
Industrials (4.0%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 4,158 4,036
ATS Corp., 4.13%, 12/15/28, Callable 3/8/24 @ 102.06(a) .......................... 1,000 912
Bombardier, Inc., 7.50%, 2/1/29, Callable 2/1/26 @ 103.75(a)(j) ..................... 5,500 5,608
Cimpress PLC, 7.00%, 6/15/26, Callable 2/22/24 @ 101.75 ......................... 1,000 987
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26,
Callable 2/20/24 @ 102.88(a) .......................................... 9,234 8,676
Latam Airlines Group SA
13.38%, 10/15/27, Callable 10/15/24 @ 110.03(a)(j) .......................... 3,000 3,358
13.38%, 10/15/29, Callable 10/15/25 @ 110.03(a) ........................... 2,000 2,299
Seaspan Corp., 5.50%, 8/1/29, Callable 8/1/24 @ 102.75(a) ......................... 1,500 1,278
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25, Callable 2/19/24 @ 104(a) ................................ 2,206 1,442
8.00%, 9/20/25, Callable 2/19/24 @ 104(a)(j) ............................... 2,500 1,637
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30, Callable 2/1/25 @ 103.19(a)(j) .............................. 3,000 2,171
9.50%, 6/1/28, Callable 6/1/25 @ 104.75(a)(j) .............................. 11,800 9,997
42,401

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Information Technology (0.6%):
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25(a)(j) ............................ $ 2,000 $ 2,173
9.63%, 12/1/32, Callable 12/1/27 @ 104.81 ................................ 3,090 3,550
5,723
Materials (1.8%):
Alcoa Nederland Holding BV, 6.13%, 5/15/28, Callable 3/8/24 @ 103.06(a) ............. 1,300 1,293
ARD Finance SA, 6.50%, 6/30/27, Callable 3/8/24 @ 101.63(a)(j)(m) ................. 2,000 965
Eldorado Gold Corp., 6.25%, 9/1/29, Callable 9/1/24 @ 103.13(a) .................... 2,000 1,906
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 3/8/24 @ 102.5(a) ................. 5,320 4,899
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(a) .............. 1,000 926
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100(j) ....................... 3,931 3,754
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(a) ................ 2,000 2,110
NOVA Chemicals Corp., 4.25%, 5/15/29, Callable 5/15/24 @ 102.13(a)(j) .............. 2,215 1,864
Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 2/19/24 @ 102.13(a) ........... 1,000 978
18,695
Real Estate (0.1%):
TK Elevator Holdco GmbH, 7.63%, 7/15/28, Callable 3/8/24 @ 103.81(a) .............. 1,000 997
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100(a) ..... 1,500 1,340
Utilities (0.6%):
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27(a) ............................. 1,573 1,495
NES Fircroft Bondco AS, 11.75%, 9/29/26, Callable 9/29/24 @ 105.88(a) .............. 5,000 5,209
6,704
Total Yankee Dollars (Cost $202,239)
a
a
a
200,215
Commercial Paper (10.4%)
Communication Services (0.5%):
Rogers Communications, 5.42%, 2/1/24(a)(n) ................................... 5,400 5,399
Consumer Discretionary (1.0%):
AutoNation, Inc.
5.85%, 2/1/24(a)(n) ................................................. 6,300 6,299
5.75%, 2/6/24(a)(n) ................................................. 4,000 3,996
10,295
Consumer Staples (0.1%):
ConAgra Brands, Inc., 5.64%, 2/1/24(a)(n) ..................................... 1,200 1,200
Energy (2.2%):
Marathon Oil Corp.
5.42%, 2/2/24(a)(n) ................................................. 8,000 7,998
5.43%, 2/6/24(a)(n) ................................................. 800 799
Ovintiv, Inc., 6.17%, 2/20/24(a)(n) .......................................... 5,000 4,983
Plains All Amer Pipeline, 5.42%, 2/1/24(a)(n) ................................... 2,000 2,000
Western Midstream Operating LP
6.06%, 2/2/24(a)(n) ................................................. 1,300 1,299
6.21%, 2/16/24(a)(n) ................................................ 2,000 1,994
6.22%, 2/21/24(a)(n) ................................................ 2,000 1,993
6.26%, 2/26/24(a)(n) ................................................ 2,000 1,991
6.28%, 2/29/24(a)(n) ................................................ 400 398
23,455
Industrials (2.3%):
Aviation Capital Group LLC, 5.50%, 2/1/24(a)(n) ................................ 10,300 10,298
Global Payments, Inc.
5.99%, 2/5/24(a)(n) ................................................. 3,500 3,497
6.00%, 2/7/24(a)(n) ................................................. 1,800 1,798

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
6.02%, 2/8/24(a)(n) ................................................. $ 5,000 $ 4,993
Stanley Black Decker
5.41%, 2/6/24(a)(n) ................................................. 1,600 1,599
5.43%, 2/9/24(a)(n) ................................................. 1,700 1,698
23,883
Information Technology (0.8%):
Jabil, Inc.
6.07%, 2/2/24(a)(n) ................................................. 1,040 1,040
6.08%, 2/5/24(a)(n) ................................................. 2,300 2,298
6.09%, 2/7/24(a)(n) ................................................. 5,000 4,994
8,332
Materials (2.5%):
Albemarle Corp.
5.70%, 2/1/24(a)(n) ................................................. 9,800 9,798
5.76%, 2/7/24(a)(n) ................................................. 500 499
FMC Corp.
6.07%, 2/9/24(a)(n) ................................................. 8,000 7,988
6.08%, 2/14/24(a)(n) ................................................ 2,300 2,295
International Flavors Fragnance, 5.53%, 2/20/24(a)(n) ............................. 6,200 6,181
26,761
Utilities (1.0%):
The AES Corp., 5.90%, 2/1/24(a)(n) ......................................... 10,000 9,999
Total Commercial Paper (Cost $109,340)
a
a
a
109,324
Shares
Exchange-Traded Funds (0.5%)
iShares BB Rated Corporate Bond ETF(e) ..................................... 10,000 462
iShares iBoxx High Yield Corporate Bond ETF(j) ................................ 599 46
SPDR Bloomberg High Yield Bond ETF ...................................... 40,315 3,825
SPDR Portfolio High Yield Bond ETF ........................................ 20,000 469
Total Exchange-Traded Funds (Cost $4,654)
a
a
a
4,802
Collateral for Securities Loaned (3.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(o) ........ 8,634,822 8,635
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(o) ............ 8,634,822 8,635
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(o) ............... 8,634,822 8,635
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(o) . 8,634,822 8,634
Total Collateral for Securities Loaned (Cost $34,539)
a
a
a
34,539
Total Investments (Cost $1,091,496) — 102.3% 1,076,140
Liabilities in excess of other assets — (2.3)% (23,993)
NET ASSETS - 100.00% $ 1,052,147
At January 31, 2024, the Fund's investments in foreign securities were 23.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$850,033 (thousands) and amounted to 80.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2024.
(d) Amount represents less than 0.05% of net assets.
(e) Non-income producing security.
(f) Security was fair valued using significant unobservable inputs as of January 31, 2024.
(g) Rounds to less than $1 thousand.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

Victory Portfolios III
Victory High Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
(j) All or a portion of this security is on loan.
(k) Up to 7.13% of the coupon may be PIK.
(l) Zero-coupon bond.
(m) Up to 7.25% of the coupon may be PIK.
(n) Rate represents the effective yield at January 31, 2024.
(o) Rate disclosed is the daily yield on January 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of January 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2024.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (9.7%)
ABS Auto (4.5%):
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28,
Callable 5/13/25 @ 100(a) ............................................ $ 2,432 $ 2,408
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
6/18/25 @ 100 ..................................................... 2,000 1,882
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) .............. 2,286 2,236
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 4/15/25 @ 100(a) ............... 1,400 1,358
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2018-2A, Class B, 4.27%, 3/20/25, Callable 4/20/24 @ 100(a) .............. 1,750 1,747
Series 2019-2A, Class B, 3 .55%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 7,500 7,419
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 3,500 3,586
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 4,000 4,119
CarMax Auto Owner Trust ................................................
Series 2020-2, Class B, 2 .90%, 8/15/25, Callable 5/15/24 @ 100 ................. 3,611 3,582
Series 2023-2, Class B, 5.18%, 11/15/28, Callable 2/15/27 @ 100 ................ 5,000 5,019
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80%, 9/11/28, Callable 3/10/27
@ 100 ........................................................... 2,750 2,612
Chase Auto Owner Trust, Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 5/25/28 @
100(a) ........................................................... 2,750 2,781
Chesapeake Funding II LLC, Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 3/15/26 @
100(a) ........................................................... 1,000 1,009
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 5/15/27 @ 100(a) .............. 3,000 3,040
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 2,000 2,059
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/26 @
100(a) ........................................................... 2,360 2,385
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 8/15/24 @ 100(a) .............. 5,885 5,828
Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a) ............. 862 852
Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 10/15/26 @ 100(a) ............ 3,500 3,589
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 12/15/26 @ 100(a) ............. 2,000 2,036
Series 2023-3A , Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 2,842 2,931
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 2,225 2,119
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @
100(a) ........................................................... 1,750 1,786
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 4,000 4,059
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 2/20/26 @ 100(a) ............. 2,222 2,248
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 4,000 4,013
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 9/20/27 @ 100(a) .............. 3,000 3,021
Exeter Automobile Receivables Trust .........................................
Series 2019-2A, Class D, 3.71%, 3/17/25, Callable 2/15/24 @ 100(a) .............. 782 781
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 2/15/25 @ 100(a) .............. 5,000 5,060
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) 3,188 3,178
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,333 5,168
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 4,200 4,053
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,467 2,445
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 5,000 5,087
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B, 5.55%, 5/15/29,
Callable 11/15/27 @ 100(a) ........................................... 2,143 2,153
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 1,660 1,666
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 998 999
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 2/15/24
@ 100(a) ......................................................... 1,951 1,950
GLS Auto Select Receivables Trust, Series 2023-2A, Class B, 6.67%, 12/17/29, Callable
8/15/28 @ 100(a) ................................................... 3,000 3,124
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 12/15/26 @
100(a) ........................................................... 7,000 6,940
Hertz Vehicle Financing III LLC ............................................

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ $ 1,000 $ 1,007
Series 2023-3A, Class C, 7.26%, 2/25/28(a) ................................ 2,000 2,059
Hertz Vehicle Financing III LP, Series 2021-2A, Class C, 2.52%, 12/27/27(a) ............ 3,667 3,332
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class C, 2.05%, 12/26/25(a) ............................... 2,000 1,938
Series 2022-2A, Class C, 2.95%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 3,500 3,171
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 2,000 1,947
JPMorgan Chase Bank NA ................................................
Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/25 @ 100(a) ............... 857 844
Series 2021-3, Class C, 0.86%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1,169 1,131
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/25 @ 100(a) ............. 1,500 1,443
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 2,400 2,411
Series 2023-2A, Class A3, 5.42%, 2/15/28, Callable 10/15/27 @ 100(a) ............ 3,000 3,003
Series 2023-2A, Class B, 5.45%, 4/15/28, Callable 10/15/27 @ 100(a) ............. 2,719 2,729
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 12/15/27 @ 100(a) ............. 2,307 2,351
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 2/15/28 @ 100(a) ............. 1,450 1,491
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 1,500 1,537
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.55%, 4/15/27(a) ................................ 5,000 4,999
Series 2023-2A, Class B, 6.64%, 12/15/27(a) ............................... 5,000 5,093
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 1,579 1,568
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 915 912
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26,
Callable 11/15/24 @ 100(a) ........................................... 851 850
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable
4/15/26 @ 100 ..................................................... 3,188 3,151
Santander Retail Auto Lease Trust, Series 2021-C, Class B, 0.83%, 3/20/26, Callable 6/20/24
@ 100(a) ......................................................... 3,500 3,463
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 2/15/28 @ 100(a) ............. 900 906
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 2/15/28 @ 100(a) ............. 3,000 3,034
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 8/20/27 @ 100(a) .............. 1,500 1,530
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 1,218 1,226
Tesla Auto Lease Trust, Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 12/20/25 @ 100(a) 1,337 1,365
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable
2/25/26 @ 100(a)(b) ................................................. 5,500 5,099
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 3,333 3,331
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 7/15/27 @ 100(a) ............ 3,000 3,008
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 1,600 1,604
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100(a) .............. 3,500 3,503
Westlake Automobile Receivables Trust, Series 2020-1A, Class E, 3.31%, 10/15/25, Callable
2/15/24 @ 100(a) ................................................... 1,340 1,338
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38(a) ......... 3,150 3,168
201,870
ABS Card (0.9%):
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) .............................. 4,500 4,475
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 3,750 3,761
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,118 2,127
Golden Credit Card Trust .................................................
Series 2021-1A, Class B, 1.44%, 8/15/28(a) ................................ 9,000 8,137
Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................................ 4,467 4,014
Master Credit Card Trust .................................................
Series 2021-1A, Class B, 0.79%, 11/21/25(a) ............................... 1,615 1,589
Series 2021-1A, Class C, 1.06%, 11/21/25(a) ............................... 4,500 4,425
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 2,344 2,109

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ $ 3,000 $ 2,890
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 1,273 1,335
Trillium Credit Card Trust II, Series 2023-2A, Class C, 6.32%, 3/26/33(a) .............. 3,603 3,578
38,440
ABS Other (3.4%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 8,500 7,667
Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class B, 1.38%, 2/22/27,
Callable 11/20/24 @ 100(a) ........................................... 1,750 1,710
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 3,500 3,334
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 5/20/27 @ 100(a) ............................................ 1,875 1,909
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100(a) ............. 5,000 4,854
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 10/15/24 @ 100(a) ............. 1,500 1,419
CCG Receivables Trust ...................................................
Series 2020-1, Class C, 1.84%, 12/14/27, Callable 5/14/24 @ 100(a) .............. 2,000 1,975
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 10/14/26 @ 100(a) ............. 2,604 2,617
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61 , Callable 3/15/24 @
100(a) ........................................................... 2,827 2,545
CNH Equipment Trust, Series 2020-A, Class B, 2.30%, 10/15/27, Callable 3/15/24 @ 100 ... 1,100 1,095
Conn's Receivables Funding LLC ...........................................
Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a) .............. 1,940 1,943
Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24 @ 100(a) ............... 1,315 1,317
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 1,803 1,824
Dell Equipment Finance Trust ..............................................
Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @ 100(a) .............. 3,000 2,965
Series 2023-1, Class A3, 5.65%, 9/22/28, Callable 10/22/25 @ 100(a) ............. 2,000 2,013
Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 5/22/26 @ 100(a) .............. 1,312 1,334
Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34, Callable 1/15/28 @ 100(a) ....... 2,333 2,271
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 5,667 5,036
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a) .... 4,875 4,334
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 2/20/27 @ 100(a) ............. 1,000 1,005
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 2/20/27 @ 100(a) ............. 2,286 2,311
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/25/49, Callable 2/25/24 @ 100(a) ...... 5,625 5,520
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a) ................. 6,538 5,927
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 1,597 1,592
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 4,667 4,675
HPEFS Equipment Trust ..................................................
Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100(a) .............. 2,660 2,635
Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 8/20/24 @ 100(a) .............. 6,324 6,261
Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100(a) .............. 1,000 972
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 9/20/26 @ 100(a) .............. 2,550 2,595
MMAF Equipment Finance LLC ............................................
Series 2022-A, Class A4, 3.32%, 6/13/44(a) ................................ 1,500 1,449
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,750 1,782
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 10/20/26 @ 100(a) ...... 691 635
NP SPE II LLC ........................................................
Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 2/20/24 @ 100(a) ............ 15,625 14,605
Series 2019-2A, Class C1 , 6.44%, 11/19/49, Callable 2/19/24 @ 100(a) ............ 4,857 4,560
Pawnee Equipment Receivables LLC, Series 2022-1, Class B, 5.40%, 7/17/28, Callable
6/15/26 @ 100(a) ................................................... 1,000 997
Progress Residential Trust .................................................
Series 2021-SFR6, Class A, 1.52% , 7/17/38, Callable 7/17/26 @ 100(a) ............ 4,381 4,010
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a) ............ 3,938 3,602
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 18,545 17,690
SCF Equipment Leasing LLC ..............................................
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 5/20/24 @ 100(a) .............. 1,207 1,200

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 8/20/25 @ 100(a) .............. $ 867 $ 813
Series 2022-2A, Class B, 6.50%, 2/20/32 , Callable 8/20/29 @ 100(a) .............. 1,071 1,097
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 3,000 3,105
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 2/15/24
@ 100(a) ......................................................... 1,711 1,685
VB-S1 Issuer LLC ......................................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 4,000 3,638
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 2,438 2,170
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @
100(a) ........................................................... 1,207 1,219
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 7,351 6,324
156,236
Agency ABS Other (0.9%):
CIT Education Loan Trust, Series 2007-1, Class B, 5.91% (SOFR90A+56bps), 6/25/42,
Callable 3/25/30 @ 100(a)(c) .......................................... 2,365 2,049
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 6.96% (SOFR30A+161bps), 8/25/50, Callable 12/25/32 @
100(c) ........................................................... 3,000 2,846
Series 2018-2A, Class B, 6.61% (SOFR30A+126bps), 3/25/67, Callable 4/25/36 @
100(a)(c) ......................................................... 3,500 3,161
Nelnet Student Loan Trust, Series 2005-4, Class B, 5.89% (SOFR90A+54bps), 9/22/35,
Callable 12/22/24 @ 100(c) ........................................... 873 754
SLM Student Loan Trust ..................................................
Series 2003-14, Class B, 6.17% (SOFR90A+81bps), 10/25/65, Callable 1/25/28 @
100(c) ........................................................... 931 861
Series 2005-9, Class B, 5.92% (SOFR90A+56bps), 1/25/41, Callable 10/25/30 @ 100(c) 1,078 990
Series 2006-10, Class B, 5.84% (SOFR90A+48bps), 3/25/44, Callable 4/25/32 @ 100(c) 1,154 1,055
Series 2006-9, Class B, 5.85% (SOFR90A+49bps), 1/25/41, Callable 7/25/33 @ 100(c) 3,158 2,783
Series 2007-1, Class B, 5.84% (SOFR90A+48 bps), 1/27/42, Callable 10/25/29 @ 100(c) 4,066 3,679
Series 2007-7, Class B, 6.37% (SOFR90A+101bps), 10/27/70, Callable 7/25/24 @
100(c) ........................................................... 5,740 5,137
Series 2012-6, Class B, 6.46% (SOFR30A+111bps), 4/27/43, Callable 3/25/30 @ 100(c) 20,862 18,811
42,126
Total Asset-Backed Securities (Cost $450,100)
a
a
a
438,672
Collateralized Mortgage Obligations (5.9%)
Agency Commercial MBS (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series K097, Class A2, 2.51%, 7/25/29 ................................... 8,000 7,268
Series K100, Class A2, 2.67%, 9/25/29 ................................... 5,455 4,985
Series KG02, Class A2, 2.41%, 8/25/29, Callable 8/25/29 @ 100 ................. 9,091 8,238
Series KIR1, Class A2, 2.85%, 3/25/26, Callable 3/25/26 @ 100 ................. 12,000 11,570
Series S8FX, Class A1, 3.02%, 3/25/27, Callable 3/25/27 @ 100 ................. 9,598 9,328
Federal National Mortgage Association .......................................
Series 2017-M15, Class AV2, 2.61%, 11/25/24(b) ............................ 2,251 2,214
Series 2017-M2, Class A2, 2.92%, 2/25/27(b) ............................... 2,100 2,012
Series 2017-M7, Class A2, 2.96%, 2/25/27(b) ............................... 2,074 1,990
Series 2018-M4, Class A2, 3.17%, 3/25/28(b) ............................... 5,388 5,143
52,748
Commercial MBS (4.7%):
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b) ............................. 5,000 4,749
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b) ............................. 4,000 3,491
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33,
Callable 4/14/25 @ 100(a) ............................................ 9,027 8,606
BANK ..............................................................
Series 2017-BNK4, Class B, 4.00%, 5/15/50, Callable 4/15/27 @ 100 ............. 5,600 4,989
Series 2019-BN24, Class ASB, 2.93%, 11/15/62, Callable 12/15/29 @ 100 .......... 7,123 6,726

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
BBCMS Mortgage Trust, Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @
100(b) ........................................................... $ 2,703 $ 2,541
BPR Trust ............................................................
Series 2021-TY, Class A, 6.50% (TSFR1M+116bps), 9/15/38(a)(c) ............... 4,904 4,839
Series 2021-TY, Class C, 7.15% (TSFR1M+181bps), 9/15/38(a)(c) ............... 1,538 1,500
Series 2022-OANA, Class B, 7.78% (TSFR1M+245bps), 4/15/37(a)(c) ............ 6,000 5,949
Series 2022-OANA, Class D, 9.03% (TSFR1M+370bps), 4/15/37(a)(c) ............ 5,000 4,920
Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(c) ............. 7,726 7,719
BX Commercial Mortgage Trust ............................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a) ............ 9,231 8,294
Series 2019-XL, Class B, 6.53% ( TSFR1M+119bps), 10/15/36(a)(c) .............. 5,246 5,230
Series 2019-XL, Class D, 6.90% (TSFR1M+156bps), 10/15/36(a)(c) .............. 1,275 1,270
Series 2020-VIV4, Class A, 2.84%, 3/9/44, Callable 3/9/30 @ 100(a) .............. 1,875 1,632
Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .............................. 4,000 3,721
Series 2022-CSMO, Class B, 8.47% (TSFR1M+314bps), 6/15/27(a)(c) ............ 5,000 5,008
BXP Trust ............................................................
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b) ............................ 6,500 4,625
Series 2021-601L, Class D, 2 .87%, 1/15/44(a)(b) ............................ 3,500 2,237
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53,
Callable 12/15/29 @ 100 ............................................. 6,000 5,628
Citigroup Commercial Mortgage Trust ........................................
Series 2014-GC23, Class A3, 3.36%, 7/10/47, Callable 7/10/24 @ 100 ............. 5,344 5,318
Series 2014-GC23, Class AS, 3.86%, 7/10/47, Callable 7/10/24 @ 100 ............. 4,000 3,940
Series 2020-555, Class A, 2.65%, 12/10/41(a) .............................. 10,000 8,395
COMM Mortgage Trust ..................................................
Series 2012-CR3, Class AM, 3.42%, 10/15/45, Callable 10/15/26 @ 100(a) ......... 101 94
Series 2012-CR4, Class AM, 3.25%, 10/15/45, Callable 10/15/24 @ 100 ........... 8,600 7,688
Series 2012-CR4, Class XA, 1.29%, 10/15/45, Callable 2/15/24 @ 100(b)(d) ........ 10,719 54
Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(b) .......... 11,500 10,940
Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100(b) ........ 6,300 6,019
Series 2015-PC1, Class AM, 4.29%, 7/10/50 , Callable 6/10/25 @ 100(b) ........... 3,500 3,413
Series 2015-PC1, Class B, 4.42%, 7/10/50, Callable 6/10/25 @ 100(b) ............. 2,500 2,367
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a) ............ 3,500 2,865
CSMC Trust, Series 2020-WEST, Class A, 3.04%, 2/15/35, Callable 2/15/30 @ 100(a) ..... 2,500 1,876
DBJPM Mortgage Trust ..................................................
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a) ............. 6,250 2,884
Series 2016-SFC, Class B, 3.24%, 8/10/36 , Callable 8/10/26 @ 100(a) ............. 2,500 261
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (TSFR1M+149bps),
7/15/38(a)(c) ...................................................... 4,631 4,586
GS Mortgage Securities Corp. II ............................................
Series 2005-ROCK, Class X1, 0.21%, 5/3/32(a)(b)(d) ......................... 190,667 524
Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b) ............................ 1,920 1,867
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ....... 1,938 1,370
GS Mortgage Securities Trust, Series 2020-GC45, Class A5 , 2.91%, 2/13/53, Callable 1/13/30
@ 100 ........................................................... 4,231 3,773
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 2,730 2,633
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a) ............ 1,650 1,549
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b) ........................... 2,000 1,763
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.38%, 3/15/32(a) ........ 6,000 5,081
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.15%,
1/5/40(a)(b) ....................................................... 2,500 1,922
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47,
Callable 1/15/29 @ 100(b) ............................................ 9,000 8,782
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a) .............................. 8,000 7,172
Series 2020-1MW, Class C, 2.41%, 9/10/39(a)(b) ............................ 1,000 875
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, 4.16%, 5/15/48 , Callable 7/15/25
@ 100(b) ......................................................... 7,000 6,764
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/15/40(a) ........................ 4,000 4,036
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a) ..................... 5,200 4,356

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
SMRT, Series 2022-MINI, Class B, 6.68% (TSFR1M+135bps), 1/15/39(a)(c) ............ $ 6,500 $ 6,395
213,236
U.S. Government Agency Mortgages (0.0%):(e)
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 1,956 1,975
Total Collateralized Mortgage Obligations (Cost $294,980)
a
a
a
267,959
Shares
Preferred Stocks (0.9%)
Consumer Staples (0.1%):
CHS, Inc., Series 1, 7.88%(f) .............................................. 190,818 4,984
Financials (0.0%):(e)
Citigroup Capital XIII, 11.95%(TSFR3M+663bps), 10/30/40(c) ...................... 40,000 1,161
Real Estate (0.8%):
Equity Residential, Series K, 8.29%(f)(g) ...................................... 111,611 5,858
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50%(f) ..... 219,731 12,364
Prologis, Inc., Series Q, 8.54%(f) ........................................... 283,503 15,593
33,815
Total Preferred Stocks (Cost $34,719)
a
a
a
39,960
Principal Amount
(000)
Senior Secured Loans (0.1%)
Industrials (0.1%):
MasTec, Inc., Three-Year Term Loan, First Lien, 6.71% (SOFR01M+138bps), 9/1/25(c) .... $ 2,000 1,995
Total Senior Secured Loans (Cost $1,949)
a
a
a
1,995
Corporate Bonds (41.3%)
Communication Services (1.8%):
AT&T, Inc.
3.10%, 2/1/43, Callable 8/1/42 @ 100 .................................... 8,000 5,961
4.50%, 5/15/35, Callable 11/15/34 @ 100 .................................. 3,000 2,832
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 3/1/31, Callable 3/1/26 @ 103.69(a)
(h) ............................................................. 3,125 3,157
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 2/1/32, Callable 11/1/31 @ 100 ................................... 2,500 1,954
3.50%, 6/1/41, Callable 12/1/40 @ 100 ................................... 10,000 6,960
6.38%, 10/23/35, Callable 4/23/35 @ 100 ................................. 5,000 5,040
Comcast Corp.
2.89%, 11/1/51, Callable 5/1/51 @ 100 ................................... 3,500 2,315
3.90%, 3/1/38, Callable 9/1/37 @ 100 .................................... 3,000 2,664
CSC Holdings LLC, 5.50%, 4/15/27, Callable 3/8/24 @ 101.83(a) .................... 3,000 2,694
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 10,000 9,556
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 3,111 2,859
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 8,000 7,471
T-Mobile US, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 5,000 4,285
3.88%, 4/15/30, Callable 1/15/30 @ 100 .................................. 7,500 7,086
4.75%, 2/1/28 , Callable 2/20/24 @ 101.58 ................................. 2,857 2,844
Verizon Communications, Inc.
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 3,000 1,984
4.13%, 8/15/46 .................................................... 5,000 4,253
Warnermedia Holdings, Inc.
3.76%, 3/15/27, Callable 2/15/27 @ 100 .................................. 5,000 4,803
5.05%, 3/15/42, Callable 9/15/41 @ 100 .................................. 3,759 3,332
82,050

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... $ 7,750 $ 6,451
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100 .................................... 3,750 2,998
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 4,500 3,981
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100 ......................... 6,500 5,153
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(a) ..................... 5,600 5,010
Genuine Parts Co.
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 3,833 3,216
6.88%, 11/1/33, Callable 8/1/33 @ 100(h) ................................. 2,333 2,614
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100 .................................. 4,500 4,289
3.90%, 11/19/29, Callable 8/19/29 @ 100 .................................. 7,500 6,953
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 6,250 5,000
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 3,818 3,983
Marriott International, Inc.
3.50%, 10/15/32, Callable 7/15/32 @ 100 ................................. 2,750 2,444
4.63%, 6/15/30, Callable 3/15/30 @ 100 .................................. 2,333 2,298
Mattel, Inc.
3.38%, 4/1/26, Callable 2/20/24 @ 101.69(a) ............................... 500 477
3.75%, 4/1/29, Callable 4/1/24 @ 101.88(a) ................................ 3,000 2,751
Nordstrom, Inc.
4.25%, 8/1/31, Callable 5/1/31 @ 100 .................................... 4,250 3,545
4.38%, 4/1/30, Callable 1/1/30 @ 100(h) .................................. 2,000 1,750
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100 ........................ 13,000 9,942
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 5,367 4,479
Smithsonian Institution, 2.65%, 9/1/39 ........................................ 2,000 1,437
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100(h) ......................... 3,900 4,170
Tractor Supply Co., 5.25%, 5/15/33, Callable 2/15/33 @ 100 ........................ 4,000 4,061
University of Notre Dame du Lac, 3.44%, 2/15/45 ............................... 5,000 4,074
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100 ............ 1,000 868
Volkswagen Group of America Finance LLC
4.60%, 6/8/29, Callable 4/8/29 @ 100(a) .................................. 6,000 5,899
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 3,940 4,199
Worthington Enterprises, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100 .................. 5,890 5,022
107,064
Consumer Staples (2.9%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 6,500 5,261
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 2,000 1,269
Altria Group, Inc., 2.45%, 2/4/32 , Callable 11/4/31 @ 100 .......................... 6,500 5,317
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable
8/1/35 @ 100 ...................................................... 6,000 5,928
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100 ........ 6,500 6,148
BAT Capital Corp.
4.39%, 8/15/37, Callable 2/15/37 @ 100 .................................. 15,000 12,658
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 2,000 2,263
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 3,400 3,435
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 12,000 10,397
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ 6,000 4,965
5.13%, 10/11/32, Callable 7/11/32 @ 100(a) ................................ 3,500 3,557
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 5,645 4,700
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 4,667 4,310
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.75%, 3/15/34, Callable
12/15/33 @ 100(a) .................................................. 3,000 3,160
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 1/15/27, Callable 12/15/26 @ 100 ................................. 6,500 6,009
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 3,250 2,875
5.75%, 4/1/33, Callable 1/1/33 @ 100 .................................... 3,000 2,972
Keurig Dr. Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 5,000 4,389
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 6,000 5,716

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
McCormick & Co., Inc.
1.85%, 2/15/31, Callable 11/15/30 @ 100 .................................. $ 2,000 $ 1,633
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 2,000 1,752
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 8,000 8,169
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100(a) .................. 7,000 5,997
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 5,000 4,819
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 10,750 9,146
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 5,000 4,222
131,067
Energy (3.2%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 5,404 3,824
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100 ................ 12,000 11,004
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100 .................... 8,000 7,832
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100 ...................... 10,000 7,706
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 6,364 5,398
ConocoPhillips Co.
4.15%, 11/15/34, Callable 5/15/34 @ 100 .................................. 4,500 4,178
5.55%, 3/15/54, Callable 9/15/53 @ 100 .................................. 3,485 3,635
Energy Transfer LP
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 6,000 5,723
8.59% (TSFR3M+328bps), 11/1/66, Callable 3/8/24 @ 100(c) ................... 8,510 7,585
Enterprise TE Partners LP, 8.42% (US0003M+278bps), 6/1/67, Callable 3/8/24 @ 100(c) ... 3,000 2,282
EQM Midstream Partners LP
4.00%, 8/1/24, Callable 5/1/24 @ 100 .................................... 1,286 1,273
4.13%, 12/1/26 , Callable 9/1/26 @ 100 ................................... 8,000 7,709
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 2,594 2,785
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a)(h) .......... 6,500 5,586
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a) ................. 5,333 5,000
HF Sinclair Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100 .......................... 8,000 7,569
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 2/1/31, Callable 2/1/26 @ 103(a) .................................. 3,000 2,887
6.25% , 11/1/28, Callable 3/8/24 @ 103.13(a) ............................... 4,000 3,985
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100 .................. 5,000 4,499
Murphy Oil USA, Inc.
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............................. 1,332 1,157
4.75%, 9/15/29, Callable 9/15/24 @ 102.38 ................................ 2,000 1,894
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 10,235 7,661
Phillips 66 Co.
4.65%, 11/15/34, Callable 5/15/34 @ 100 .................................. 1,000 970
4.90%, 10/1/46 , Callable 4/1/46 @ 100 ................................... 750 693
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @
100 ............................................................. 13,750 12,641
Rockies Express Pipeline LLC
4.80%, 5/15/30, Callable 2/15/30 @ 100(a) ................................ 3,000 2,814
4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ................................ 6,500 6,245
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100(a) ............... 5,000 4,650
Southwestern Energy Co., 5.70%, 1/23/25, Callable 10/23/24 @ 100 .................. 2,000 1,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 3,500 3,485
Western Midstream Operating LP
4.05%, 2/1/30, Callable 11/1/29 @ 100 ................................... 1,000 938
5.25%, 2/1/50, Callable 8/1/49 @ 100 .................................... 500 446
146,042
Financials (12.2%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100(h) .................... 2,222 2,335
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) ....... 6,000 5,945
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100 ............ 7,000 6,363
Ashtead Capital, Inc., 4.00%, 5/1/28, Callable 2/20/24 @ 102(a) ..................... 2,500 2,364
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 4,412 4,460

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Bank of America Corp.
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .................. $ 2,500 $ 2,006
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(c) .................. 3,000 2,497
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(f)(h) ..................... 3,500 3,200
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(c)(f)(h) .................... 3,000 3,002
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100 ........................ 5,000 4,925
Blackstone Private Credit Fund, 2.63%, 12/15/26 , Callable 11/15/26 @ 100 ............. 10,248 9,306
Blue Owl Credit Income Corp.
3.13%, 9/23/26, Callable 8/23/26 @ 100 .................................. 500 459
4.70%, 2/8/27, Callable 1/8/27 @ 100 .................................... 4,500 4,294
5.50%, 3/21/25 .................................................... 1,500 1,483
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 1,818 1,885
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 5,000 4,624
Cadence Bank, 4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(c) ........ 3,000 2,799
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100 .................................... 7,500 7,202
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ...................... 3,500 3,489
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(c)(h) .................. 3,402 3,378
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) .................. 2,250 2,246
Citizens Financial Group, Inc.
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 5,500 4,275
5.64% (H15T5Y+275bps), 5/21/37, Callable 5/21/32 @ 100 (c) .................. 5,000 4,719
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(f) ....................... 1,000 976
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(c) .................................................. 4,000 2,808
Credit Acceptance Corp., 6 .63%, 3/15/26, Callable 2/20/24 @ 101.66(h) ............... 4,875 4,876
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 3,000 2,881
Cullen/Frost Capital Trust II, 7.19% (TSFR3M+181bps), 3/1/34, Callable 3/8/24 @ 100(c) .. 5,000 4,289
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100 .................... 2,000 1,947
EverBank Financial Corp., 5.75%, 7/2/25, Callable 6/2/25 @ 100 .................... 10,000 9,217
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 7,250 6,191
Farm Credit Bank of Texas, 5.70% (H15T5Y+542bps), Callable 9/15/25 @ 100(a)(c)(f) .... 5,000 4,750
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 6,500 6,123
Fifth Third Bancorp
4.34% (SOFR+166bps), 4/25/33 , Callable 4/25/32 @ 100(c) .................... 6,957 6,430
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(f) ....................... 1,750 1,653
Fifth Third Bank NA, 3.85%, 3/15/26, Callable 2/15/26 @ 100 ...................... 5,000 4,847
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 9,225 7,350
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(c) 12,097 11,512
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100(h) ....................... 8,000 7,730
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(c) ........................................................... 14,000 13,387
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 5,000 5,182
5.63%, 8/21/33, Callable 5/21/33 @ 100(h) ................................ 1,550 1,614
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100 .................................. 5,000 4,938
4.54%, 8/1/26, Callable 6/1/26 @ 100 .................................... 3,400 3,304
6.95%, 6/10/26, Callable 5/10/26 @ 100 .................................. 2,000 2,052
Fulton Financial Corp., 3.25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(c) ..... 2,932 2,578
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 1,500 1,394
2.50%, 9/1/30, Callable 6/1/30 @ 100(a)(h) ................................ 6,500 5,619
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 6,500 5,535
5.40%, 8/15/32, Callable 5/15/32 @ 100 .................................. 1,750 1,766
Huntington Bancshares, Inc.
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 15,676 11,954
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 2,750 2,670
Huntington Capital Trust I, 6.27% (TSFR3M+96bps), 2/1/27, Callable 3/8/24 @ 100(c) ..... 2,300 2,104
ILFC E-Capital Trust I, 7.19% (TSFR3M+181bps), 12/21/65, Callable 3/8/24 @ 100(a)(c) .. 10,000 7,733

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
JPMorgan Chase & Co.
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... $ 10,000 $ 8,160
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 5,000 4,719
4.60% ( TSFR3M+313bps), Callable 2/1/25 @ 100(c)(f) ....................... 5,000 4,865
5.60%, 7/15/41 .................................................... 1,500 1,592
6.07% (TSFR3M+76bps), 2/1/27, Callable 3/8/24 @ 100(c) .................... 4,000 3,863
KeyBank NA
3.40%, 5/20/26, MTN ................................................ 2,500 2,360
3.90%, 4/13/29 .................................................... 3,000 2,706
4.90%, 8/8/32(h) ................................................... 1,000 895
KeyCorp.
2.25%, 4/6/27, MTN ................................................ 2,000 1,805
3.88% (SOFRINDX+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(c) ........... 2,500 2,478
4.79% (SOFRINDX+206bps), 6/1/33 , Callable 6/1/32 @ 100, MTN(c) ............ 3,784 3,474
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 3/8/24 @ 101.88(a) ................. 4,750 1,392
Lincoln National Corp., 7.99% (TSFR3M+262bps), 5/17/66, Callable 8/11/26 @ 100(c) .... 7,500 5,666
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100 ............................ 5,000 4,579
Manufacturers & Traders Trust Co.
3.40%, 8/17/27 .................................................... 4,380 4,080
4.65%, 1/27/26, Callable 12/27/25 @ 100 ................................. 5,625 5,551
Mercury General Corp., 4.40%, 3/15/27 , Callable 12/15/26 @ 100 .................... 5,000 4,797
MetLife, Inc., 4.13%, 8/13/42 .............................................. 5,000 4,395
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 5,000 4,843
Morgan Stanley
2.48% (SOFR+136bps), 9/16/36 , Callable 9/16/31 @ 100(c) .................... 8,000 6,383
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(c) ............. 7,000 5,827
National Rural Utilities Cooperative Finance Corp., 8.49% (TSFR3M+317bps), 4/30/43,
Callable 3/8/24 @ 100(c) ............................................. 7,125 7,057
Nationwide Mutual Insurance Co., 7.94% (US0003M+229bps), 12/15/24, Callable 3/8/24 @
100(a)(c) ......................................................... 20,000 20,039
New York Community Bancorp, Inc., 8.33% (TSFR3M+304bps), 11/6/28, Callable 5/6/24 @
100(c)(h) ......................................................... 7,000 6,432
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 3,500 3,760
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.00%, 7/15/25, Callable 6/15/25 @ 100(a) ................................ 5,000 4,900
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 4,000 4,202
PNC Bank NA, 2.70%, 10/22/29(h) .......................................... 6,000 5,295
PPL Capital Funding, Inc., 8.27% (TSFR3M+293bps), 3/30/67, Callable 3/8/24 @ 100(c)(h) . 6,130 5,873
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 4,000 3,385
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 2,500 2,035
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(c) .................... 6,000 5,977
Raymond James Financial, Inc., 4.95%, 7/15/46 ................................. 4,000 3,748
Regions Bank, 6.45%, 6/26/37 ............................................. 6,909 7,090
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(c)(f)(h) ...... 5,989 5,868
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100(h) ................................ 5,818 5,657
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 2,500 2,589
Signature Bank, 4.13% (US0003M+256bps), 11/1/29(c)(i) ......................... 3,000 1,303
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(c) .......... 4,250 4,276
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ............... 13,800 11,557
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 8,500 6,681
Synchrony Bank, 5.63%, 8/23/27, Callable 7/23/27 @ 100 ......................... 4,500 4,426
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(c) ......... 4,500 3,652
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29(c) ....................... 10,000 9,378
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a) .............. 5,000 4,684
The Allstate Corp., 8.58% (TSFR3M+320bps), 8/15/53, Callable 3/8/24 @ 100(c)(h) ...... 5,000 5,003
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263 bps), Callable 12/20/26 @ 100(c)(f) ...................... 7,000 6,280
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(f) ....................... 3,250 3,205
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(f) ........................ 9,250 9,125
6.14% (SOFR+201 bps), 8/24/34, Callable 8/24/33 @ 100(c) .................... 1,385 1,462

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
The Hartford Financial Services Group, Inc., 7.77% (TSFR3M+239bps), 2/12/47, Callable
3/8/24 @ 100(a)(c) .................................................. $ 14,000 $ 12,194
The PNC Financial Services Group, Inc., 4.63% (SOFRINDX+185 bps), 6/6/33, Callable
6/6/32 @ 100(c) .................................................... 2,500 2,342
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100 ............................ 2,450 2,041
Truist Financial Corp., 1.89% (SOFR+86bps), 6/7/29, MTN, Callable 6/7/28 @ 100(c) ..... 5,000 4,359
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) ............. 4,000 3,790
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 8,000 8,432
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 5,588 3,947
Webster Financial Corp.
4.00% (TSFR3M+253bps), 12/30/29, Callable 12/30/24 @ 100(c) ................ 4,750 4,143
4.38%, 2/15/24 .................................................... 6,285 6,231
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(f) ............................. 15,492 15,465
554,979
Health Care (3.0%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 2,500 2,196
Amgen, Inc.
3.00%, 1/15/52, Callable 7/15/51 @ 100(h) ................................ 4,500 3,090
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 3,500 2,894
5 .25%, 3/2/33, Callable 12/2/32 @ 100 ................................... 4,000 4,084
Baxter International, Inc., 3.13%, 12/1/51, Callable 6/1/51 @ 100 .................... 10,000 6,700
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 3,500 3,332
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25 .......................... 3,000 2,970
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 4,100 4,426
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 4,000 3,326
CVS Health Corp.
1.75%, 8/21/30, Callable 5/21/30 @ 100(h) ................................ 3,000 2,478
5.63%, 2/21/53, Callable 8/21/52 @ 100 .................................. 4,500 4,464
CVS Pass Through Trust, 6.04%, 12/10/28 ..................................... 3,425 3,444
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30 , Callable 3/1/30 @ 100 .................... 15,750 14,086
Eastern Maine Healthcare Systems, 5.02%, 7/1/36 ............................... 17,000 15,561
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) .. 13,000 10,064
HCA, Inc.
4 .38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 2,156 1,839
5.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 2,000 1,932
5.90%, 6/1/53, Callable 12/1/52 @ 100 ................................... 3,500 3,560
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 ........................... 7,250 6,054
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100 ................... 3,900 3,648
Orlando Health Obligated Group, 2.89%, 10/1/35 ................................ 1,660 1,380
Revvity, Inc.
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 4,500 3,718
2 .55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 8,500 7,223
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 9,000 6,183
Tenet Healthcare Corp., 6.13%, 6/15/30, Callable 6/15/25 @ 103.06 ................... 1,500 1,500
The Cigna Group, 3.40%, 3/1/27, Callable 12/1/26 @ 100 .......................... 5,000 4,811
Trinity Health Corp., 2.63%, 12/1/40, Callable 6/1/40 @ 100 ........................ 3,000 2,136
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 9,827 8,037
135,136
Industrials (5.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 10,000 8,349
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 4,750 4,017
American Airlines Pass Through Trust
3.60%, 10/15/29 .................................................... 7,023 6,199
3.70%, 10/1/26 .................................................... 5,281 4,939
4.00%, 9/22/27 .................................................... 6,447 5,937
4.00%, 2/15/29 .................................................... 3,431 3,079
Ashtead Capital, Inc.
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 6,000 4,880
4.25%, 11/1/29, Callable 11/1/24 @ 102.13(a) .............................. 3,937 3,675
5.50%, 8/11/32, Callable 5/11/32 @ 100(a) ................................ 3,750 3,725
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 4,500 4,588

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
BNSF Funding Trust I, 6.61% (US0003M+235bps), 12/15/55, Callable 1/15/26 @ 100(c) ... $ 8,325 $ 8,242
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. 4,310 3,930
3.80%, 9/20/31(a) .................................................. 2,631 2,461
Builders FirstSource, Inc. , 6.38%, 6/15/32, Callable 6/15/27 @ 103.19(a) ............... 2,500 2,551
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 5,000 4,189
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 4,000 3,202
Continental Airlines Pass Through Trust, 4.00%, 10/29/24 .......................... 2,514 2,474
Delta Air Lines Pass Through Trust, 3.88%, 7/30/27 .............................. 5,666 5,250
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 2,000 1,967
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(h) ........................... 8,000 7,702
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 13,000 10,762
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 8,167 7,607
Hillenbrand, Inc.
3 .75%, 3/1/31, Callable 3/1/26 @ 101.88 .................................. 3,150 2,745
5.00%, 9/15/26, Callable 7/15/26 @ 100 .................................. 10,000 9,817
Hubbell, Inc.
2.30%, 3/15/31, Callable 12/15/30 @ 100 ................................. 8,500 7,138
3.50%, 2/15/28, Callable 11/15/27 @ 100 .................................. 1,500 1,436
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 7,972 6,965
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 5,295 5,175
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 ............................ 15,000 12,506
Lincoln Center for the Performing Arts, Inc., 3.71%, 12/1/35, Callable 9/1/35 @ 100 ....... 3,935 3,479
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 10,000 9,737
Otis Worldwide Corp., 3.11%, 2/15/40 , Callable 8/15/39 @ 100 ...................... 7,000 5,538
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 1,465 1,520
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 10,000 8,320
Ryder System, Inc., 5.25%, 6/1/28, MTN , Callable 5/1/28 @ 100 ..................... 5,000 5,084
Spirit Airlines Pass Through Trust
3.38%, 2/15/30 .................................................... 6,970 6,007
4.10%, 4/1/28 ..................................................... 8,449 7,623
4.45%, 4/1/24 ..................................................... 1,487 1,442
The Boeing Co.
3.25%, 2/1/28, Callable 12/1/27 @ 100 ................................... 4,000 3,752
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 4,000 3,656
5.71%, 5/1/40, Callable 11/1/39 @ 100 ................................... 6,000 6,036
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 4,500 4,511
The Conservation Fund A Nonprofit Corp. , 3.47%, 12/15/29, Callable 9/15/29 @ 100 ...... 7,000 6,387
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 6,400 5,906
TOTE Maritime Alaska LLC (NBGA - United States Government), 6.37%, 4/15/28 ....... 4,355 4,434
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100 .................................... 2,000 1,755
4.25%, 4/15/43, Callable 10/15/42 @ 100 ................................. 5,000 4,225
United Airlines Pass Through Trust
2.90%, 5/1/28 ..................................................... 4,138 3,622
4.30%, 8/15/25 .................................................... 2,766 2,695
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 3,792 3,672
254,908
Information Technology (1.6%):
Amphenol Corp., 2.20%, 9/15/31, Callable 6/15/31 @ 100 ......................... 8,875 7,388
Broadcom, Inc.
2.60%, 2/15/33 , Callable 11/15/32 @ 100(a) ................................ 5,000 4,110
3.47%, 4/15/34, Callable 1/15/34 @ 100(a) ................................ 2,000 1,738
Dell International LLC/EMC Corp., 5.75%, 2/1/33, Callable 11/1/32 @ 100(h) ........... 700 734
HP, Inc., 5.50%, 1/15/33, Callable 10/15/32 @ 100(h) ............................. 3,000 3,063
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 4,776 4,130
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 5,950 5,388
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 4,250 2,831
Motorola Solutions, Inc., 5.60%, 6/1/32, Callable 3/1/32 @ 100 ...................... 4,000 4,104
Oracle Corp.
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 4,750 3,488
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 9,250 8,046

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... $ 15,985 $ 13,736
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 8,800 7,512
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 6,400 5,457
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 3,000 2,859
74,584
Materials (2.2%):
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100(h) ................. 3,864 4,005
AptarGroup, Inc., 3.60%, 3/15/32 , Callable 12/15/31 @ 100 ........................ 7,071 6,337
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 11,500 9,574
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 .............................. 8,500 7,191
Bayport Polymers LLC, 4.74%, 4/14/27 , Callable 3/14/27 @ 100(a) ................... 6,000 5,753
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 4,000 3,629
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94 .................. 4,500 3,963
Ecolab, Inc.
2 .13%, 8/15/50, Callable 2/15/50 @ 100 .................................. 5,000 3,001
2.70%, 12/15/51, Callable 6/15/51 @ 100 ................................. 500 329
Freeport-McMoRan, Inc.
4.38%, 8/1/28, Callable 3/8/24 @ 102.19 .................................. 3,500 3,377
4.63%, 8/1/30, Callable 8/1/25 @ 102.31 .................................. 2,000 1,933
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 1,500 1,149
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 2,500 1,986
5.63%, 5/15/33, Callable 2/15/33 @ 100(h) ................................ 3,000 3,115
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 5,000 4,220
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100 .................................. 5,000 4,926
3.95%, 4/15/45, Callable 10/15/44 @ 100 ................................. 5,000 3,300
NewMarket Corp. , 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 7,500 6,355
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 10,875 7,454
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .............. 4,694 3,965
The Dow Chemical Co.
4.25%, 10/1/34, Callable 4/1/34 @ 100 ................................... 4,750 4,500
6.30%, 3/15/33, Callable 12/15/32 @ 100(h) ............................... 4,000 4,388
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100 ........................ 5,000 4,627
99,077
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33, Callable 11/1/32 @ 100 ................................... 4,000 3,082
3.55%, 3/15/52, Callable 9/15/51 @ 100(h) ................................ 2,000 1,439
AvalonBay Communities, Inc.
2.45%, 1/15/31 , Callable 10/17/30 @ 100, MTN ............................. 2,000 1,727
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. 2,679 2,536
Boston Properties LP
2.45%, 10/1/33, Callable 7/1/33 @ 100 ................................... 7,878 5,982
2.55%, 4/1/32, Callable 1/1/32 @ 100 .................................... 4,000 3,185
CBRE Services, Inc., 5.95%, 8/15/34, Callable 5/15/34 @ 100 ....................... 8,000 8,268
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 10,354 8,880
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... 1,250 1,031
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 9,000 8,576
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 5,000 4,178
GLP Capital LP/GLP Financing II, Inc.
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 3,617 3,046
4.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. 4,000 3,571
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 3,502 2,785
Host Hotels & Resorts LP, 3.38%, 12/15/29, Callable 9/15/29 @ 100 .................. 3,500 3,145
Hudson Pacific Properties LP
3.25%, 1/15/30, Callable 10/15/29 @ 100 ................................. 9,629 7,680
3.95%, 11/1/27, Callable 8/1/27 @ 100(h) ................................. 5,000 4,519
4.65%, 4/1/29, Callable 1/1/29 @ 100(h) .................................. 1,979 1,746
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 11,850 8,969
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100 ..................... 5,000 4,888

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a) ...................... $ 10,000 $ 9,548
SBA Tower Trust
2.84%, 1/15/25, Callable 3/8/24 @ 100(a) ................................. 2,000 1,936
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 1,158 1,189
Simon Property Group LP, 6.25%, 1/15/34, Callable 10/15/33 @ 100 .................. 3,400 3,680
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 8,000 7,281
112,867
Utilities (4.0%):
AEP Texas, Inc., 4.70%, 5/15/32, Callable 2/15/32 @ 100 .......................... 6,000 5,848
Alabama Power Co., 3 .85%, 12/1/42 ......................................... 3,000 2,499
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 4,250 3,878
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100 ........................ 10,000 7,369
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 ...................... 8,500 7,222
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100 ............... 5,000 4,154
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100 ......... 5,000 4,039
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100 ................. 5,000 4,014
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100 .................. 7,000 5,923
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 3,967 3,197
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100(h) .................. 7,000 6,471
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 .................... 5,000 4,639
Entergy Texas, Inc.
3.45%, 12/1/27, Callable 9/1/27 @ 100 ................................... 9,420 8,914
3.55%, 9/30/49, Callable 3/30/49 @ 100 .................................. 5,000 3,725
Florida Power & Light Co.
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 4,500 3,045
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 8,750 6,294
IPALCO Enterprises, Inc., 4.25% , 5/1/30, Callable 2/1/30 @ 100 ..................... 5,475 5,134
ITC Holdings Corp.
3.35%, 11/15/27, Callable 8/15/27 @ 100 .................................. 2,000 1,906
4.95%, 9/22/27, Callable 8/22/27 @ 100(a) ................................ 4,000 4,014
MidAmerican Energy Co.
2.70%, 8/1/52 , Callable 2/1/52 @ 100 .................................... 2,500 1,587
3.15%, 4/15/50, Callable 10/15/49 @ 100 ................................. 7,000 4,955
Mississippi Power Co., 4.25%, 3/15/42 ....................................... 3,168 2,710
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 3,392 2,719
4.50%, 4/1/47 , Callable 10/1/46 @ 100 ................................... 3,750 3,156
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 5,000 4,086
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 7,000 4,865
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100 ................. 5,000 4,387
Public Service Co. of Colorado, 2.70%, 1/15/51, Callable 7/15/50 @ 100 ............... 7,000 4,342
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100 .......... 8,000 6,574
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 5,072 4,609
South Jersey Industries, Inc., 5.02%, 4/15/31 ................................... 9,000 7,221
Southwestern Public Service Co., 3.15%, 5/1/50, Callable 11/1/49 @ 100 ............... 10,000 6,759
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 .......................... 9,000 7,514
Tri-State Generation & Transmission Association, Inc.
4.25%, 6/1/46, Callable 12/1/45 @ 100 ................................... 10,000 7,261
4.70%, 11/1/44, Callable 5/1/44 @ 100 ................................... 5,000 3,889
WEC Energy Group, Inc., 7.75% (TSFR3M+237bps), 5/15/67, Callable 3/8/24 @ 100(c) ... 13,000 12,293
181,212
Total Corporate Bonds (Cost $2,078,565)
a
a
a
1,878,986
Yankee Dollars (12.1%)
Communication Services (0.1%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(h) .............. 5,500 4,880
Consumer Discretionary (0.2%):
International Game Technology PLC, 5.25%, 1/15/29 , Callable 3/8/24 @ 102.63(a) ........ 5,500 5,364

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a) ..................... $ 7,192 $ 5,803
11,167
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 9,333 8,370
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a) ........................... 12,000 11,803
20,173
Energy (0.7%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 9,250 8,477
Korea National Oil Corp., 2.63%, 4/18/32(a) ................................... 6,000 5,069
Petroleos Mexicanos
5.95%, 1/28/31, Callable 10/28/30 @ 100 ................................. 6,667 5,245
6.70%, 2/16/32, Callable 11/16/31 @ 100(h) ............................... 1,500 1,224
TransCanada PipeLines Ltd., 7.85% (US0003M+221bps), 5/15/67, Callable 3/8/24 @ 100(c) . 10,124 8,539
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a)(h) ..................... 3,750 4,248
32,802
Financials (6.7%):
ABN AMRO Bank NV
4.75%, 7/28/25(a) .................................................. 6,000 5,907
4.80%, 4/18/26(a) .................................................. 8,000 7,846
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 2,000 2,085
ANZ Bank New Zealand Ltd., 5.55%, 8/11/32, Callable 8/11/27 @ 100(a) .............. 4,167 4,214
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a) ..................... 7,802 6,479
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 7.53%
(H15T5Y+300bps), 10/1/28(a)(c) ....................................... 1,000 1,041
Banco Santander SA, 6.92%, 8/8/33 ......................................... 4,000 4,219
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 6,500 5,317
Barclays PLC
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(c) ................ 5,000 4,125
6.22% (SOFR+298bps), 5/9/34, Callable 5/9/33 @ 100(c) ...................... 3,000 3,090
7.39% (H15T1Y+330bps), 11/2/28, Callable 11/2/27 @ 100(c) .................. 5,000 5,338
BBVA Bancomer SA
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 5,000 5,089
8.45%, 6/29/38, Callable 6/29/33 @ 100(a) ................................ 3,125 3,258
BNP Paribas SA
4.38%, 5/12/26(a) .................................................. 5,500 5,383
4.63%, 3/13/27(a) .................................................. 4,500 4,408
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(f) ....................... 9,500 9,291
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(f) ....................... 4,000 3,789
BPCE SA
3.25%, 1/11/28(a) ................................................... 3,000 2,798
3.50%, 10/23/27(a) .................................................. 5,000 4,709
6.51% (H15T1Y+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(c) ................ 7,000 7,081
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100 ................... 7,000 6,969
Canadian Imperial Bank of Commerce
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 1,500 1,593
7.26%, 4/10/32(a) .................................................. 5,464 5,840
Commonwealth Bank of Australia
2.69%, 3/11/31(a) ................................................... 9,000 7,489
3.78%, 3/14/32(a) .................................................. 3,000 2,657
Cooperatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @
100(c) ........................................................... 5,000 4,977
Credit Agricole SA, 4.13%, 1/10/27(a) ........................................ 15,000 14,612
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(c)(h) ................... 5,000 4,080
4.88% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ................ 10,000 9,399
HSBC Holdings PLC, 2.21% ( SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c)(h) ...... 8,500 7,434
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a) .............. 5,000 4,659

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Lloyds Banking Group PLC
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100 (c) ................. $ 5,000 $ 4,708
3.75%, 1/11/27 ..................................................... 9,000 8,676
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 2,121 2,400
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c) ...... 8,750 7,161
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(c) ..... 5,000 4,809
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(c) ........................................................... 5,000 5,004
Mizuho Financial Group, Inc.
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(c) ................... 5,000 4,074
2.56%, 9/13/31 .................................................... 5,000 4,088
3.17%, 9/11/27(h) .................................................. 5,000 4,707
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 7,058 6,810
NatWest Group PLC
4.80%, 4/5/26 ..................................................... 5,000 4,969
5.08% (US0003M+191bps), 1/27/30, Callable 1/27/29 @ 100(c) ................. 6,000 5,929
Nomura Holdings, Inc., 5.61%, 7/6/29 ........................................ 5,000 5,096
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32 , Callable 3/15/31 @
100(c) ........................................................... 3,000 2,568
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(c) .............. 8,500 7,862
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(c) ................ 9,000 8,993
Standard Chartered PLC
4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(c) .............. 7,500 7,116
7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(c) .............. 2,500 2,693
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31 ........................... 8,500 6,984
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 10,000 9,606
UBS Group AG
3.87% (US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)(c) ............... 4,445 4,220
4.28%, 1/9/28 , Callable 1/9/27 @ 100(a) .................................. 3,250 3,164
4.55%, 4/17/26 .................................................... 5,000 4,939
9.02% (SOFR+502bps), 11/15/33, Callable 11/15/32 @ 100(a)(c) ................ 750 924
Washington Aircraft 1 Co. DAC, Title XI (NBGA - United States Government), 2.64%,
9/15/26 .......................................................... 1,726 1,648
Westpac Banking Corp.
2.67% (H15T5Y+175bps), 11/15/35, Callable 11/15/30 @ 100(c) ................ 4,000 3,321
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c) ................ 2,000 1,653
4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) ............... 5,000 4,839
304,137
Health Care (0.9%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 3,939 3,638
Royalty Pharma PLC
2.15%, 9/2/31, Callable 6/2/31 @ 100 .................................... 8,500 6,919
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 10,167 7,658
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 2,500 1,767
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100 .................... 10,240 8,541
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31, Callable 12/15/30 @ 100 ................................. 3,000 2,597
3.75%, 3/15/51, Callable 9/15/50 @ 100 .................................. 8,000 6,100
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26 .................... 5,000 4,665
41,885
Industrials (1.5%):
Air Canada Pass Through Trust
3.60%, 3/15/27(a) .................................................. 6,225 5,861
3.75%, 12/15/27(a) .................................................. 3,830 3,578
4.13%, 5/15/25(a) .................................................. 13,346 12,953
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 3,000 3,074
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 3,500 3,226
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 6,000 5,441
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 3,000 2,929

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ $ 5,500 $ 5,629
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 7,500 7,786
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 , Callable 8/24/31 @ 100(a)
(h) ............................................................. 6,000 5,410
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a) ...................... 5,000 4,820
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 4,000 4,128
Turkish Airlines Pass Through Trust, 4.20%, 3/15/27(a) ............................ 4,444 4,117
68,952
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 7,000 5,850
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 1,765 1,833
SK Hynix, Inc., 2.38%, 1/19/31(a) ........................................... 5,000 4,138
11,821
Materials (0.8%):
ArcelorMittal SA
6.80%, 11/29/32, Callable 8/29/32 @ 100 .................................. 3,250 3,488
7 .00%, 10/15/39 .................................................... 4,000 4,359
Braskem Netherlands Finance BV
4.50%, 1/31/30, Callable 10/31/29 @ 100(a) ............................... 13,000 10,294
7.25%, 2/13/33, Callable 11/13/32 @ 100(a)(h) ............................. 1,600 1,423
CCL Industries, Inc., 3.05%, 6/1/30 , Callable 3/1/30 @ 100(a) ....................... 7,235 6,321
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 3/8/24 @ 102.5(a) ................. 3,500 3,223
Teck Resources Ltd., 6.13%, 10/1/35 ......................................... 5,000 5,218
34,326
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 5,500 4,415
Utilities (0.4%):
Enel Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100 ........................... 5,000 4,938
Enel Finance International NV, 2.25%, 7/12/31, Callable 4/12/31 @ 100(a) .............. 5,000 4,076
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 8,500 7,324
16,338
Total Yankee Dollars (Cost $587,401)
a
a
a
550,896
Municipal Bonds (4.1%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue
1.16%, 7/1/26 ..................................................... 910 840
1.59%, 7/1/29 ..................................................... 1,000 857
1.84%, 7/1/31, Continuously Callable @100 ............................... 2,000 1,635
3,332
California (0.5%):
City of El Cajon Revenue
Series A, 2.09%, 4/1/29 .............................................. 425 371
Series A, 2.19%, 4/1/30 .............................................. 425 362
Series A, 2.29%, 4/1/31, Continuously Callable @100 ......................... 550 458
City of Riverside Revenue
Series A, 2.49%, 6/1/26 .............................................. 1,800 1,711
Series A, 2.64%, 6/1/27 .............................................. 1,400 1,312
San Jose Financing Authority Revenue, 1.71%, 6/1/28 ............................. 2,000 1,779
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28,
Continuously Callable @100 ........................................... 10,000 9,512
San Marcos Redevelopment Agency Successor Agency Tax Allocation, Series B, 4.47%,
10/1/29 .......................................................... 6,500 6,437
Vista Redevelopment Agency Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100 ........... 2,590 2,516
24,458

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3 .43%, 4/15/28 .............................. $ 1,500 $ 1,458
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100 .................. 3,845 3,837
5,295
Florida (0.5%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 4,080 3,429
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 13,500 11,704
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25 .... 4,250 4,058
St. Johns County IDA Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.54%,
10/1/30, Continuously Callable @100 .................................... 2,500 2,125
21,316
Georgia (0.1%):
Savannah Hospital Authority Revenue, Series B, 3.99%, 7/1/38 ...................... 5,000 4,275
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 9,078 8,756
Idaho (0.1%):
Idaho State Building Authority Revenue
Series A, 3.93%, 9/1/31, Continuously Callable @100 ......................... 2,120 2,019
Series A, 3.98%, 9/1/32, Continuously Callable @100 ......................... 2,000 1,888
3,907
Illinois (0.2%):
State of Illinois Sales Tax Revenue
Series B, 2.51%, 6/15/32, Continuously Callable @100 ........................ 2,000 1,636
Series B, 2.66%, 6/15/33, Continuously Callable @100 ........................ 1,500 1,209
Winnebago & Boone Counties School District No. 205 Rockford, GO, 3.80%, 12/1/26,
Continuously Callable @100 ........................................... 4,500 4,387
7,232
Indiana (0.0%):(e)
Indiana Finance Authority Revenue, Series A, 3.62%, 7/1/36 ........................ 1,500 1,358
Kansas (0.0%):(e)
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series B, 1.66%,
9/1/27 ........................................................... 2,000 1,811
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39(h) ..................................... 3,775 3,607
Maryland (0.2%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27 .............................................. 2,290 2,199
Series B, 4.15%, 6/1/28 .............................................. 2,390 2,277
Series B, 4.25%, 6/1/29 .............................................. 2,495 2,359
Series B, 4.35%, 6/1/30 .............................................. 1,325 1,242
Series B, 4.40% , 6/1/31 .............................................. 1,385 1,284
9,361
New Jersey (0.2%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25 .............................................. 2,525 2,485
Series A, 4.29%, 9/1/26 .............................................. 2,415 2,367
New Jersey Educational Facilities Authority Revenue, Series E , 4.02%, 7/1/39 ........... 3,000 2,502
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 1,030 939
8,293
New York (0.3%):
Long Island Power Authority Revenue, Series B, 4.13%, 9/1/26 ...................... 2,500 2,474
New York State Dormitory Authority Revenue, 2.51%, 7/1/33 ....................... 5,000 4,122
New York State Urban Development Corp. Revenue
1.88%, 3/15/30 .................................................... 2,600 2,233
2.03%, 3/15/31, Continuously Callable @100 ............................... 3,500 2,948
11,777

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Ohio (0.1%):
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38,
Pre-refunded 11/15/24 @ 100 .......................................... $ 5,000 $ 5,015
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28 ........... 9,750 8,687
The University of Oklahoma Revenue
Series C, 2.15%, 7/1/30 .............................................. 750 640
Series C, 2.30%, 7/1/31, Continuously Callable @100 ......................... 1,000 838
10,165
Pennsylvania (0.4%):
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%,
11/15/27 ......................................................... 1,375 1,313
Pennsylvania Higher Educational Facilities Authority Revenue, 3.73%, 7/15/43 .......... 3,000 2,301
Pennsylvania IDA Revenue, 3.56%, 7/1/24(a) ................................... 2,106 2,088
Public Parking Authority of Pittsburgh Revenue
2.33%, 12/1/29 .................................................... 895 762
2.58%, 12/1/31, Continuously Callable @100 ............................... 825 675
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24)(j) .............................. 2,800 2,777
Series B, 3.15%, 6/15/34, (Put Date 6/15/24)(j) .............................. 1,405 1,393
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
3.05%, 4/1/29 ..................................................... 800 744
3.10%, 4/1/30 ..................................................... 950 871
3.15%, 4/1/31 ..................................................... 250 226
State Public School Building Authority Revenue
3.05%, 4/1/28 ..................................................... 2,000 1,865
3.15%, 4/1/30 ..................................................... 4,460 4,051
19,066
Tennessee (0.1%):
Jackson Energy Authority Telecommunications System Revenue, 3.20%, 4/1/24, Continuously
Callable @100 ..................................................... 3,915 3,898
Texas (0.6%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.74%, 1/1/26 .............................................. 1,000 941
Series C, 1.84%, 1/1/27 .............................................. 1,000 919
Series C, 2.09%, 1/1/28 .............................................. 1,000 903
County of Bexar Revenue, 2.53%, 8/15/34, Continuously Callable @100 ............... 2,800 2,201
Dallas Fort Worth International Airport Revenue
Series C, 1.95%, 11/1/28 .............................................. 1,000 893
Series C, 2.05%, 11/1/29 .............................................. 1,250 1,094
Series C, 2.10%, 11/1/30 .............................................. 1,000 854
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37 .................................................... 2,000 1,664
Series B, 2.57%, 5/15/26 ............................................. 1,000 945
Series D, 2.28%, 7/1/34 .............................................. 6,785 5,255
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100 2,000 1,952
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25 ............ 1,000 981
San Antonio Education Facilities Corp. Revenue
2.38%, 4/1/28 ..................................................... 1,500 1,295
2.65%, 4/1/30 ..................................................... 1,150 943
2.73%, 4/1/31 ..................................................... 750 599
Tarrant County Cultural Education Facilities Finance Corp. Revenue
2.08%, 9/1/28 ..................................................... 600 534
2.57%, 9/1/32, Continuously Callable @100 ............................... 1,000 828
2.69%, 9/1/33, Continuously Callable @100 ............................... 1,000 816
Waco Educational Finance Corp. Revenue
1.53%, 3/1/27 ..................................................... 1,340 1,230
1.69%, 3/1/28 ..................................................... 1,500 1,348
2.06%, 3/1/31, Continuously Callable @100 ............................... 1,500 1,262
27,457

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Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Washington (0.0%):(e)
Washington State University Revenue, Series A, 2.24%, 10/1/28 ..................... $ 1,800 $ 1,628
Wisconsin (0.1%):
Public Finance Authority Revenue, Series WI, 3.63%, 6/1/51 ........................ 6,575 4,313
Total Municipal Bonds (Cost $207,267)
a
a
a
186,320
U.S. Government Agency Mortgages (5.4%)
Federal Home Loan Mortgage Corporation
3.00%, 1/1/52 - 5/1/52 ............................................... 8,791 7,718
3.50%, 5/1/42 - 7/1/52 ............................................... 11,115 10,286
4.00%, 1/1/43 ..................................................... 4,802 4,612
4.50%, 11/1/42 - 10/1/52 .............................................. 9,441 9,156
5.00%, 3/1/38 - 6/1/53 ............................................... 32,465 32,157
5.50%, 12/1/35 - 5/1/53 .............................................. 16,017 16,141
6.00%, 8/1/53 ..................................................... 3,959 4,016
84,086
Federal National Mortgage Association
2.50%, 2/1/28 - 3/1/52 ............................................... 12,255 10,714
3.00%, 2/1/50 - 12/1/51 .............................................. 8,630 7,610
3.50%, 12/1/42 - 6/1/52 .............................................. 17,158 15,831
4.00%, 4/1/38 - 2/1/50 ............................................... 13,510 12,972
5.00%, 6/1/33 - 4/1/53 ............................................... 8,683 8,655
5.50%, 9/1/35 - 5/1/38 ............................................... 2,420 2,502
6.00%, 5/1/36 - 9/1/53 ............................................... 3,851 3,945
6.50%, 4/1/31 - 3/1/32 ............................................... 194 203
62,432
Government National Mortgage Association
2.50%, 6/20/53 - 7/20/53 ............................................. 12,225 10,585
4.50%, 9/20/52 - 9/20/53 ............................................. 18,432 17,952
5.00%, 8/15/33 - 9/20/53 ............................................. 11,379 11,356
5.50% , 4/20/33 - 9/20/53 ............................................. 28,632 28,950
6.00%, 9/15/28 - 9/20/53 ............................................. 17,542 17,875
6.50%, 4/15/26 - 10/20/53 ............................................. 293 305
6.50%, 1/20/54 .................................................... 12,475 12,752
7.00%, 1/15/26 - 7/15/32 ............................................. 240 248
7.50%, 6/15/26 - 8/15/29 ............................................. 104 107
100,130
Total U.S. Government Agency Mortgages (Cost $249,462)
a
a
a
246,648
U.S. Treasury Obligations (18.5%)
U.S. Treasury Bonds
1.13%, 5/15/40 .................................................... 10,000 6,345
1.25%, 5/15/50 .................................................... 30,000 15,614
1.38%, 11/15/40 .................................................... 30,000 19,598
1.63%, 11/15/50 .................................................... 35,000 20,147
1.75%, 8/15/41 .................................................... 25,000 17,148
1.88%, 2/15/41 .................................................... 9,000 6,372
2.25%, 5/15/41 .................................................... 57,000 42,786
2.25%, 8/15/46 .................................................... 42,950 29,937
2.50%, 2/15/45 .................................................... 55,000 40,949
2.50%, 2/15/46 .................................................... 15,000 11,046
2.75%, 8/15/42 .................................................... 55,000 43,991
2.75%, 11/15/42 .................................................... 10,000 7,977
2.75%, 11/15/47 .................................................... 12,000 9,139
2.88%, 5/15/43 .................................................... 10,000 8,097
2.88%, 11/15/46 .................................................... 10,000 7,852
2.88%, 5/15/52 .................................................... 10,000 7,722
3.00%, 11/15/44 .................................................... 25,000 20,387

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
3.00%, 11/15/45 .................................................... $ 12,000 $ 9,709
3.00%, 2/15/47 .................................................... 23,000 18,440
3.00%, 2/15/49 .................................................... 10,000 7,942
3.13%, 2/15/43 .................................................... 45,000 37,969
3.13%, 5/15/48 .................................................... 30,000 24,450
3.38%, 5/15/44 .................................................... 5,000 4,347
3.38%, 11/15/48 .................................................... 10,000 8,513
3.88%, 8/15/40 .................................................... 10,000 9,605
4.00%, 11/15/52 .................................................... 10,000 9,603
4.13%, 8/15/53 .................................................... 17,000 16,705
4.38%, 8/15/43 .................................................... 25,000 25,184
4.75%, 11/15/53 .................................................... 10,000 10,920
U.S. Treasury Inflation Indexed Bonds
0.88%, 1/15/29 .................................................... 12,161 11,703
2.38%, 1/15/25 .................................................... 65,162 64,918
U.S. Treasury Notes
0.38%, 1/31/26 .................................................... 10,000 9,270
0.50%, 10/31/27 .................................................... 11,000 9,695
0.75%, 8/31/26 .................................................... 5,000 4,598
1.25%, 3/31/28 .................................................... 7,000 6,290
1.25%, 9/30/28 .................................................... 7,000 6,217
2.00%, 2/15/25 .................................................... 10,000 9,722
2.38%, 5/15/27 .................................................... 5,000 4,755
2.38%, 3/31/29 .................................................... 20,000 18,589
2.63%, 2/15/29 .................................................... 13,000 12,251
2.75%, 5/15/25 .................................................... 10,000 9,779
2.88%, 8/15/28 .................................................... 6,000 5,746
3.00%, 7/31/24 .................................................... 15,000 14,842
3.50%, 1/31/28 .................................................... 7,000 6,891
3.75%, 12/31/28 .................................................... 10,000 9,946
3.88%, 9/30/29 .................................................... 10,000 9,982
3.88%, 8/15/33 .................................................... 42,000 41,770
4.13%, 10/31/27 .................................................... 10,000 10,062
4.13%, 8/31/30 .................................................... 10,000 10,116
4.13%, 11/15/32 .................................................... 5,000 5,068
4.25%, 10/15/25 .................................................... 6,000 5,992
4.38%, 8/31/28 .................................................... 15,000 15,306
4.38%, 11/30/30 .................................................... 6,000 6,162
4.50%, 11/15/33 .................................................... 30,000 31,350
Total U.S. Treasury Obligations (Cost $945,868)
a
a
a
839,514
Commercial Paper (1.1%)
Consumer Staples (0.4%):
CVS Corp., 5.39%, 2/1/24(a)(k) ............................................ 20,500 20,497
Financials (0.5%):
Hannover Funding Co. LLC
5.47%, 2/2/24(a)(k) ................................................. 10,000 9,997
5.49%, 2/7/24(a)(k) ................................................. 10,000 9,989
National Rural Utilities Cooperative Finance Corp., 5.33%, 2/5/24(a)(k) ................ 1,850 1,849
21,835
Industrials (0.1%):
Penske Truck Leasing Co., 5.51%, 2/5/24(a)(k) .................................. 4,750 4,747
Utilities (0.1%):
Evergy Metro, Inc., 5.49%, 2/1/24(a)(k) ....................................... 4,430 4,429
Total Commercial Paper (Cost $51,515)
a
a
a
51,508

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(l) ........ 11,707,315 $ 11,707
HSBC U.S. Government Money Market Fund, Institutional Shares, 5 .27%(l) ............ 11,707,315 11,707
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(l) ................ 11,707,315 11,707
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(l) . 11,707,315 11,708
Total Collateral for Securities Loaned (Cost $46,829)
a
a
a
46,829
Total Investments (Cost $4,948,655) — 100.1% 4,549,287
Liabilities in excess of other assets — (0.1)% (3,547)
NET ASSETS - 100.00% $ 4,545,740
At January 31, 2024, the Fund's investments in foreign securities were 12.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$1,189,587 (thousands) and amounted to 26.2% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Non-income producing security.
(h) All or a portion of this security is on loan.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Put Bond.
(k) Rate represents the effective yield at January 31, 2024.
(l) Rate disclosed is the daily yield on January 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  January 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of January 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of January 31, 2024.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Victory Portfolios III
Victory Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Communication Services (3.9%):
Comcast Corp. , Class A .................................................. 1,504,058 $ 69,999
Fox Corp. , Class A ...................................................... 393,985 12,726
Omnicom Group, Inc. .................................................... 151,637 13,705
Sirius XM Holdings, Inc. (a) ............................................... 501,619 2,553
98,983
Consumer Discretionary (6.1%):
Best Buy Co., Inc. ...................................................... 168,974 12,249
H&R Block, Inc. ....................................................... 258,512 12,109
Lennar Corp. , Class A .................................................... 133,681 20,032
Lowe's Cos., Inc. ....................................................... 130,086 27,687
PulteGroup, Inc. ........................................................ 159,781 16,707
Starbucks Corp. ........................................................ 74,078 6,891
Tapestry, Inc. .......................................................... 179,884 6,978
The Home Depot, Inc. ................................................... 65,966 23,283
Toll Brothers, Inc. ...................................................... 155,942 15,493
Williams-Sonoma, Inc. ................................................... 69,492 13,439
154,868
Consumer Staples (9.2%):
Altria Group, Inc. ....................................................... 895,856 35,942
Archer-Daniels-Midland Co. ............................................... 145,220 8,071
Bunge Global SA ....................................................... 47,547 4,189
Colgate-Palmolive Co. ................................................... 278,145 23,420
Kimberly-Clark Corp. .................................................... 109,649 13,264
PepsiCo, Inc. .......................................................... 186,978 31,511
Philip Morris International, Inc. ............................................. 254,924 23,160
Target Corp. .......................................................... 237,215 32,992
The Kroger Co. ........................................................ 199,077 9,185
The Procter & Gamble Co. ................................................ 248,987 39,126
Walmart, Inc. .......................................................... 68,264 11,281
232,141
Energy (5.8%):
ConocoPhillips ........................................................ 181,703 20,327
Devon Energy Corp. ..................................................... 558,962 23,488
Diamondback Energy, Inc. ................................................ 95,857 14,737
EOG Resources, Inc. .................................................... 97,060 11,044
Exxon Mobil Corp. ..................................................... 193,517 19,896
Marathon Petroleum Corp. ................................................ 42,454 7,030
Phillips 66 Co. ......................................................... 69,992 10,101
Valero Energy Corp. ..................................................... 280,175 38,916
145,539
Financials (17.5%):
American Express Co. ................................................... 211,983 42,554
American Financial Group, Inc. ............................................. 40,373 4,861
American International Group, Inc. .......................................... 158,483 11,016
Ameriprise Financial, Inc. ................................................. 86,225 33,354
Annaly Capital Management, Inc. ........................................... 261,696 5,022
Apollo Global Management, Inc. ............................................ 127,985 12,850
Corebridge Financial, Inc. ................................................. 186,423 4,506
Discover Financial Services ............................................... 202,819 21,402
East West Bancorp, Inc. .................................................. 52,434 3,818
Everest Group Ltd. ...................................................... 43,939 16,915
Fidelity National Financial, Inc. ............................................ 270,100 13,513
First Horizon Corp. ..................................................... 361,057 5,141
JPMorgan Chase & Co. .................................................. 727,181 126,791
LPL Financial Holdings, Inc. ............................................... 31,444 7,521
Mastercard, Inc. , Class A ................................................. 29,340 13,180
Popular, Inc. .......................................................... 139,367 11,909
Regions Financial Corp. .................................................. 1,230,733 22,978

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Starwood Property Trust, Inc. .............................................. 116,541 $ 2,369
Synchrony Financial ..................................................... 828,328 32,197
The Allstate Corp. ...................................................... 75,670 11,748
The Carlyle Group, Inc. .................................................. 127,964 5,121
The Goldman Sachs Group, Inc. ............................................ 35,618 13,678
Visa, Inc. , Class A ...................................................... 47,444 12,965
W.R. Berkley Corp. ..................................................... 59,405 4,864
Webster Financial Corp. .................................................. 60,596 2,998
443,271
Health Care (14.7%):
AbbVie, Inc. .......................................................... 207,259 34,073
Amgen, Inc. ........................................................... 45,196 14,203
Bristol-Myers Squibb Co. ................................................. 471,940 23,064
Cardinal Health, Inc. .................................................... 296,453 32,370
Cencora, Inc. .......................................................... 66,352 15,439
Chemed Corp. ......................................................... 13,788 8,173
CVS Health Corp. ...................................................... 295,636 21,987
Elevance Health, Inc. .................................................... 26,700 13,175
Gilead Sciences, Inc. .................................................... 601,488 47,073
Johnson & Johnson ..................................................... 94,613 15,034
McKesson Corp. ....................................................... 34,163 17,078
Merck & Co., Inc. ...................................................... 437,293 52,816
Pfizer, Inc. ............................................................ 1,091,848 29,567
Quest Diagnostics, Inc. ................................................... 89,228 11,460
The Cigna Group ....................................................... 64,201 19,321
UnitedHealth Group, Inc. ................................................. 33,076 16,926
371,759
Industrials (16.0%):
3M Co. .............................................................. 229,464 21,650
AGCO Corp. .......................................................... 31,822 3,893
Automatic Data Processing, Inc. ............................................ 38,153 9,377
Caterpillar, Inc. ........................................................ 87,088 26,153
Cintas Corp. .......................................................... 21,648 13,088
Cummins, Inc. ......................................................... 73,860 17,675
Expeditors International of Washington, Inc. .................................... 58,732 7,420
Fastenal Co. ........................................................... 498,392 34,005
FedEx Corp. .......................................................... 70,754 17,072
Ferguson PLC ......................................................... 98,005 18,411
General Dynamics Corp. .................................................. 44,109 11,688
Illinois Tool Works, Inc. .................................................. 111,483 29,086
Lennox International, Inc. ................................................. 33,072 14,160
Lockheed Martin Corp. ................................................... 50,196 21,555
ManpowerGroup, Inc. ................................................... 100,528 7,453
Masco Corp. .......................................................... 201,724 13,574
Old Dominion Freight Line, Inc. ............................................ 17,095 6,684
Owens Corning ........................................................ 142,311 21,564
PACCAR, Inc. ......................................................... 253,531 25,452
Parker-Hannifin Corp. ................................................... 40,176 18,662
Paychex, Inc. .......................................................... 189,278 23,041
Snap-on, Inc. .......................................................... 44,289 12,841
United Parcel Service, Inc. , Class B .......................................... 61,453 8,720
United Rentals, Inc. ..................................................... 24,416 15,270
W.W. Grainger, Inc. ..................................................... 7,727 6,921
405,415
Information Technology (12.0%):
Accenture PLC , Class A .................................................. 36,085 13,131
Apple, Inc. ........................................................... 62,480 11,521
Applied Materials, Inc. ................................................... 108,133 17,766
Broadcom, Inc. ........................................................ 33,319 39,317
Cisco Systems, Inc. ..................................................... 914,040 45,867
Hewlett Packard Enterprise Co. ............................................. 517,225 7,908

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
HP, Inc. .............................................................. 776,814 $ 22,302
International Business Machines Corp. ........................................ 89,940 16,518
KLA Corp. ........................................................... 30,788 18,289
Lam Research Corp. ..................................................... 15,874 13,099
Microsoft Corp. ........................................................ 34,980 13,907
Motorola Solutions, Inc. .................................................. 36,615 11,699
NetApp, Inc. .......................................................... 191,350 16,686
QUALCOMM, Inc. ..................................................... 315,226 46,814
Skyworks Solutions, Inc. ................................................. 96,642 10,095
304,919
Materials (6.0%):
Celanese Corp. ......................................................... 41,517 6,074
CF Industries Holdings, Inc. ............................................... 186,798 14,105
Dow, Inc. ............................................................ 232,246 12,448
LyondellBasell Industries NV , Class A ........................................ 350,699 33,008
Nucor Corp. ........................................................... 153,637 28,719
Olin Corp. ............................................................ 57,955 3,018
Packaging Corp. of America ............................................... 116,216 19,278
Reliance Steel & Aluminum Co. ............................................ 14,997 4,281
The Mosaic Co. ........................................................ 335,597 10,306
The Sherwin-Williams Co. ................................................ 31,879 9,703
Westlake Corp. ........................................................ 80,072 11,078
152,018
Real Estate (5.2%):
Alexandria Real Estate Equities, Inc. ......................................... 111,285 13,454
AvalonBay Communities, Inc. .............................................. 59,254 10,607
Crown Castle, Inc. ...................................................... 137,409 14,875
Equinix, Inc. .......................................................... 10,802 8,963
Healthpeak Properties, Inc. ................................................ 507,741 9,393
NNN REIT, Inc. ........................................................ 120,758 4,871
Prologis, Inc. .......................................................... 199,940 25,331
Realty Income Corp. .................................................... 211,273 11,491
SBA Communications Corp. ............................................... 41,665 9,327
Simon Property Group, Inc. ............................................... 59,738 8,280
VICI Properties, Inc. .................................................... 457,689 13,786
130,378
Utilities (3.2%):
Consolidated Edison, Inc. ................................................. 132,164 12,014
Edison International ..................................................... 104,432 7,047
Evergy, Inc. ........................................................... 145,406 7,382
NiSource, Inc. ......................................................... 296,371 7,697
NRG Energy, Inc. ....................................................... 194,938 10,339
Sempra .............................................................. 163,228 11,681
The Southern Co. ....................................................... 347,143 24,133
80,293
Total Common Stocks (Cost $2,046,325)
a
a
a
2,519,584
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (b) ........ 656,328 656
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (b) ............ 656,328 656
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (b) ............... 656,328 657
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (b) . 656,328 656
Total Collateral for Securities Loaned (Cost $2,625)
a
a
a
2,625
Total Investments (Cost $2,048,950) — 99.7% 2,522,209
Other assets in excess of liabilities — 0.3% 8,299
NET ASSETS - 100.00% $ 2,530,508

Victory Portfolios III
Victory Income Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on January 31, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.0%)
Communication Services (15.3%):
Alphabet, Inc., Class A(a) ................................................. 1,045,478 $ 146,471
Alphabet, Inc., Class C(a) ................................................. 1,011,382 143,414
Charter Communications, Inc., Class A(a) ..................................... 67,495 25,021
Comcast Corp., Class A .................................................. 1,832,296 85,275
Electronic Arts, Inc. ..................................................... 122,801 16,895
Meta Platforms, Inc., Class A(a) ............................................ 623,817 243,376
Netflix, Inc.(a) ......................................................... 199,709 112,658
Sirius XM Holdings, Inc.(b) ............................................... 1,751,672 8,916
Take-Two Interactive Software, Inc.(a) ........................................ 77,600 12,799
The Trade Desk, Inc., Class A(a) ............................................ 203,625 13,934
T-Mobile US, Inc. ...................................................... 527,689 85,079
Warner Bros Discovery, Inc.(a) ............................................. 1,112,694 11,149
904,987
Communications Equipment (1.6%):
Cisco Systems, Inc. ..................................................... 1,854,125 93,040
Consumer Discretionary (13.2%):
Airbnb, Inc., Class A(a) .................................................. 198,370 28,593
Amazon.com, Inc.(a) .................................................... 1,825,617 283,336
Booking Holdings, Inc.(a) ................................................. 15,920 55,839
DoorDash, Inc., Class A(a) ................................................ 169,167 17,627
Lululemon Athletica, Inc.(a) ............................................... 55,405 25,144
Marriott International, Inc., Class A .......................................... 134,009 32,126
MercadoLibre, Inc.(a) .................................................... 23,070 39,492
O'Reilly Automotive, Inc.(a) ............................................... 26,995 27,617
PDD Holdings, Inc., ADR(a) ............................................... 304,769 38,666
Ross Stores, Inc. ....................................................... 154,515 21,675
Starbucks Corp. ........................................................ 518,665 48,252
Tesla, Inc.(a) .......................................................... 850,057 159,207
777,574
Consumer Staples (6.7%):
Coca-Cola Europacific Partners PLC ......................................... 208,429 14,361
Costco Wholesale Corp. .................................................. 202,018 140,378
Dollar Tree, Inc.(a) ...................................................... 99,413 12,985
Keurig Dr. Pepper, Inc. ................................................... 638,048 20,060
Mondelez International, Inc., Class A ......................................... 620,964 46,740
Monster Beverage Corp.(a) ................................................ 474,744 26,121
PepsiCo, Inc. .......................................................... 627,337 105,725
The Kraft Heinz Co. ..................................................... 559,658 20,780
Walgreens Boots Alliance, Inc. ............................................. 394,196 8,897
396,047
Electronic Equipment, Instruments & Components (0.2%):
CDW Corp. ........................................................... 61,125 13,858
Energy (0.4%):
Baker Hughes Co. ...................................................... 459,135 13,085
Diamondback Energy, Inc. ................................................ 81,669 12,556
25,641
Financials (0.5%):
PayPal Holdings, Inc.(a) .................................................. 491,945 30,181
Health Care (6.7%):
Amgen, Inc. ........................................................... 244,197 76,741
AstraZeneca PLC, ADR .................................................. 265,699 17,706
Biogen, Inc.(a) ......................................................... 66,116 16,308
Dexcom, Inc.(a) ........................................................ 176,299 21,394
GE HealthCare Technologies, Inc. ........................................... 207,723 15,239
Gilead Sciences, Inc. .................................................... 568,557 44,495

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
IDEXX Laboratories, Inc.(a) ............................................... 37,896 $ 19,520
Illumina, Inc.(a) ........................................................ 72,459 10,362
Intuitive Surgical, Inc.(a) ................................................. 160,647 60,760
Moderna, Inc.(a) ....................................................... 173,976 17,580
Regeneron Pharmaceuticals, Inc.(a) .......................................... 48,882 46,085
Vertex Pharmaceuticals, Inc.(a) ............................................. 117,578 50,956
397,146
Industrials (4.8%):
Automatic Data Processing, Inc. ............................................ 187,674 46,127
Cintas Corp. .......................................................... 46,475 28,097
Copart, Inc.(a) ......................................................... 438,145 21,048
CSX Corp. ............................................................ 901,690 32,190
Fastenal Co. ........................................................... 260,730 17,790
Honeywell International, Inc. .............................................. 300,810 60,842
Old Dominion Freight Line, Inc. ............................................ 49,788 19,468
PACCAR, Inc. ......................................................... 238,675 23,961
Paychex, Inc. .......................................................... 164,827 20,064
Verisk Analytics, Inc. .................................................... 66,156 15,979
285,566
IT Services (0.5%):
Cognizant Technology Solutions Corp., Class A ................................. 228,790 17,644
MongoDB, Inc.(a) ...................................................... 32,554 13,039
30,683
Real Estate (0.3%):
CoStar Group, Inc.(a) .................................................... 186,332 15,555
Semiconductors & Semiconductor Equipment (21.0%):
Advanced Micro Devices, Inc.(a) ............................................ 737,137 123,610
Analog Devices, Inc. .................................................... 226,439 43,558
Applied Materials, Inc. ................................................... 381,702 62,714
ASML Holding NV, NYS ................................................. 40,055 34,841
Broadcom, Inc. ........................................................ 213,137 251,502
GLOBALFOUNDRIES, Inc.(a)(b) .......................................... 249,935 13,741
Intel Corp. ............................................................ 1,923,721 82,874
KLA Corp. ........................................................... 62,025 36,845
Lam Research Corp. ..................................................... 60,135 49,621
Marvell Technology, Inc. ................................................. 393,687 26,653
Microchip Technology, Inc. ................................................ 246,874 21,029
Micron Technology, Inc. .................................................. 503,623 43,186
NVIDIA Corp. ......................................................... 436,352 268,474
NXP Semiconductors NV ................................................. 117,615 24,766
ON Semiconductor Corp.(a) ............................................... 196,523 13,979
QUALCOMM, Inc. ..................................................... 507,851 75,421
Texas Instruments, Inc. ................................................... 414,405 66,354
1,239,168
Software (18.0%):
Adobe, Inc.(a) ......................................................... 207,749 128,343
ANSYS, Inc.(a) ........................................................ 39,639 12,995
Atlassian Corp., Class A(a) ................................................ 70,730 17,666
Autodesk, Inc.(a) ....................................................... 97,538 24,756
Cadence Design Systems, Inc.(a) ............................................ 124,139 35,809
Crowdstrike Holdings, Inc., Class A(a) ....................................... 103,865 30,381
Datadog, Inc., Class A(a) ................................................. 137,874 17,157
Fortinet, Inc.(a) ........................................................ 350,390 22,597
Intuit, Inc. ............................................................ 127,732 80,641
Microsoft Corp. ........................................................ 1,312,989 522,018
Palo Alto Networks, Inc.(a) ................................................ 143,868 48,701
Roper Technologies, Inc. .................................................. 48,742 26,174
Splunk, Inc.(a) ......................................................... 76,885 11,792
Synopsys, Inc.(a) ....................................................... 69,394 37,011

Victory Portfolios III
Victory Nasdaq-100 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Workday, Inc., Class A(a) ................................................. 95,365 $ 27,758
Zscaler, Inc.(a) ......................................................... 67,679 15,950
1,059,749
Technology Hardware, Storage & Peripherals (8.6%):
Apple, Inc. ........................................................... 2,747,560 506,650
Utilities (1.2%):
American Electric Power Co., Inc. ........................................... 239,952 18,750
Constellation Energy Corp. ................................................ 145,731 17,779
Exelon Corp. .......................................................... 454,209 15,811
Xcel Energy, Inc. ....................................................... 251,789 15,075
67,415
Total Common Stocks (Cost $2,457,538)
a
a
a
5,843,260
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(c) ........ 4,881,152 4,882
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(c) ............ 4,881,152 4,881
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 4,881,152 4,881
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(c) . 4,881,152 4,881
Total Collateral for Securities Loaned (Cost $19,525)
a
a
a
19,525
Total Investments (Cost $2,477,063) — 99.3% 5,862,785
Other assets in excess of liabilities — 0.7% 39,038
NET ASSETS - 100.00% $ 5,901,823
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on January 31, 2024.
ADR
—
American Depositary Receipt
NYS
—
New York Registered Shares
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 138 3/15/24 $ 46,530,416 $ 47,588,610 $ 1,058,194
Total unrealized appreciation $ 1,058,194
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,058,194

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Australia (0.4%):
Health Care (0.1%):
Opthea Ltd., ADR(a) .................................................... 305,881 $ 829
Information Technology (0.3%):
Atlassian Corp., Class A(a) ................................................ 13,494 3,371
4,200
Belgium (0.0%):(b)
Health Care (0.0%):(b)
UCB SA ............................................................. 641 60
Brazil (0.0%):(b)
Health Care (0.0%):(b)
Hapvida Participacoes e Investimentos SA(a)(c) ................................. 29,598 23
Canada (0.1%):
Health Care (0.1%):
Fusion Pharmaceuticals, Inc.(a) ............................................. 98,231 1,141
Xenon Pharmaceuticals, Inc.(a) ............................................. 830 38
1,179
China (0.0%):(b)
Health Care (0.0%):(b)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a) ............................ 2,000 21
Zai Lab Ltd., ADR(a) .................................................... 1,038 22
43
Denmark (0.0%):(b)
Health Care (0.0%):(b)
Ascendis Pharma A/S, ADR(a) ............................................. 347 45
Genmab A/S(a) ........................................................ 149 41
86
Germany (0.1%):
Health Care (0.0%):(b)
Immatics NV(a) ........................................................ 2,680 30
Information Technology (0.1%):
AIXTRON SE ......................................................... 31,355 1,167
1,197
Ireland (0.6%):
Health Care (0.0%):(b)
Alkermes PLC(a) ....................................................... 1,440 39
ICON PLC(a) ......................................................... 515 134
Prothena Corp. PLC(a) ................................................... 474 14
187
Information Technology (0.6%):
Accenture PLC, Class A .................................................. 16,000 5,822
6,009
Israel (1.2%):
Information Technology (1.2%):
Monday.com Ltd.(a) ..................................................... 32,965 6,924

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Sapiens International Corp. ................................................ 4,878 $ 133
Wix.com Ltd.(a) ........................................................ 49,133 6,234
13,291
Italy (0.0%):(b)
Health Care (0.0%):(b)
DiaSorin SpA ......................................................... 476 44
Japan (0.4%):
Health Care (0.3%):
Chugai Pharmaceutical Co. Ltd. ............................................ 2,300 83
Daiichi Sankyo Co. Ltd. .................................................. 5,450 163
Eisai Co. Ltd. .......................................................... 1,865 88
Hoya Corp. ........................................................... 22,530 2,862
Otsuka Holdings Co. Ltd. ................................................. 1,600 63
3,259
Information Technology (0.1%):
Hamamatsu Photonics KK ................................................ 26,200 1,035
4,294
Netherlands (0.1%):
Health Care (0.1%):
Argenx SE, ADR(a) ..................................................... 237 90
Merus NV(a) .......................................................... 29,557 1,055
Qiagen NV(a) ......................................................... 1,473 64
1,209
Switzerland (0.3%):
Health Care (0.3%):
MoonLake Immunotherapeutics(a)(d) ........................................ 57,140 3,193
Novartis AG, Registered Shares ............................................. 873 90
Tecan Group AG, Class R ................................................. 115 44
3,327
Taiwan (0.6%):
Information Technology (0.6%):
Accton Technology Corp. ................................................. 108,000 1,817
ASPEED Technology, Inc. ................................................ 9,300 914
Chroma ATE, Inc. ...................................................... 266,000 1,700
E Ink Holdings, Inc. ..................................................... 365,000 2,421
6,852
Thailand (0.1%):
Information Technology (0.1%):
Fabrinet(a) ............................................................ 3,551 758
United Kingdom (0.2%):
Health Care (0.2%):
AstraZeneca PLC, ADR .................................................. 3,263 217
Autolus Therapeutics PLC, ADR(a) .......................................... 311,437 1,875
Genus PLC ........................................................... 1,201 35
GSK PLC ............................................................ 3,616 72
Immunocore Holdings PLC, ADR(a) ......................................... 766 55
Smith & Nephew PLC ................................................... 630 9
Verona Pharma PLC, ADR(a) .............................................. 1,971 36
2,299

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
United States (95.3%):
Communication Services (11.2%):
Alphabet, Inc., Class A(a) ................................................. 194,704 $ 27,278
Bandwidth, Inc., Class A(a) ................................................ 112,488 1,557
Cargurus, Inc.(a) ....................................................... 32,394 753
Match Group, Inc.(a) .................................................... 53,004 2,034
Meta Platforms, Inc., Class A(a) ............................................ 159,939 62,399
Netflix, Inc.(a) ......................................................... 22,111 12,473
Pinterest, Inc., Class A(a) ................................................. 116,556 4,367
Roku, Inc.(a) .......................................................... 12,303 1,084
Shutterstock, Inc. ....................................................... 8,263 388
Take-Two Interactive Software, Inc.(a) ........................................ 65,484 10,800
Yelp, Inc.(a) ........................................................... 21,264 930
ZipRecruiter, Inc.(a) ..................................................... 25,163 350
124,413
Consumer Discretionary (3.3%):
Airbnb, Inc., Class A(a) .................................................. 5,558 801
Amazon.com, Inc.(a) .................................................... 235,081 36,485
37,286
Financials (3.0%):
Block, Inc.(a) .......................................................... 46,980 3,054
Global Payments, Inc. .................................................... 17,562 2,340
Shift4 Payments, Inc., Class A(a) ............................................ 84,428 6,063
Visa, Inc., Class A ...................................................... 72,342 19,768
WEX, Inc.(a) .......................................................... 13,192 2,696
33,921
Health Care (19.6%):
Abbott Laboratories ..................................................... 2,244 254
AbbVie, Inc. .......................................................... 1,285 211
Absci Corp.(a)(d) ....................................................... 393,808 1,559
Acadia Healthcare Co., Inc.(a) .............................................. 1,350 111
Addus HomeCare Corp.(a) ................................................ 668 58
Agilent Technologies, Inc. ................................................. 1,336 174
agilon health, Inc.(a) ..................................................... 9,661 57
Akero Therapeutics, Inc.(a) ................................................ 89,039 1,924
Alnylam Pharmaceuticals, Inc.(a) ........................................... 393 68
Alpine Immune Sciences, Inc.(a) ............................................ 85,202 2,267
Amicus Therapeutics, Inc.(a) ............................................... 497,214 6,180
AN2 Therapeutics, Inc.(a)(d) ............................................... 136,145 2,628
AnaptysBio, Inc.(a) ..................................................... 108,584 2,563
Apellis Pharmaceuticals, Inc.(a) ............................................ 167,874 10,625
Apogee Therapeutics, Inc.(a)(d) ............................................ 30,556 1,024
Arcellx, Inc.(a) ........................................................ 93,155 5,761
Becton Dickinson & Co. .................................................. 148 35
Biogen, Inc.(a) ......................................................... 517 127
Biohaven Ltd.(a) ....................................................... 47,640 2,119
Bio-Techne Corp. ....................................................... 569 40
Blueprint Medicines Corp.(a) .............................................. 35,958 2,860
Boston Scientific Corp.(a) ................................................. 5,260 333
Bridgebio Pharma, Inc.(a) ................................................. 177,227 6,077
Cabaletta Bio, Inc.(a) .................................................... 159,874 3,274
Celldex Therapeutics, Inc.(a) ............................................... 1,231 43
Cencora, Inc. .......................................................... 1,100 256
Centene Corp.(a) ....................................................... 3,585 270
Crinetics Pharmaceuticals, Inc.(a) ........................................... 68,567 2,501
Cytokinetics, Inc.(a) ..................................................... 79,033 6,175
Danaher Corp. ......................................................... 1,918 460
Dexcom, Inc.(a) ........................................................ 29,070 3,528
Disc Medicine, Inc.(a) ................................................... 70,490 4,635
Edwards Lifesciences Corp.(a) ............................................. 2,561 201

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Elanco Animal Health, Inc.(a) .............................................. 4,080 $ 60
Eli Lilly & Co. ......................................................... 24,392 15,748
Encompass Health Corp. .................................................. 1,415 100
Evolent Health, Inc., Class A(a) ............................................. 2,232 66
Exact Sciences Corp.(a) .................................................. 191,045 12,494
EyePoint Pharmaceuticals, Inc.(a) ........................................... 76,078 2,049
Fate Therapeutics, Inc.(a) ................................................. 193,290 1,191
Gilead Sciences, Inc. .................................................... 789 62
Gossamer Bio, Inc.(a) .................................................... 647,033 543
Guardant Health, Inc.(a) .................................................. 571 12
HCA Healthcare, Inc. .................................................... 1,005 306
Hologic, Inc.(a) ........................................................ 1,282 95
Humana, Inc. .......................................................... 532 201
Ideaya Biosciences, Inc.(a) ................................................ 111,085 4,836
Illumina, Inc.(a) ........................................................ 779 111
Immunovant, Inc.(a)(d) ................................................... 93,086 3,389
Inari Medical, Inc.(a) .................................................... 822 47
Inspire Medical Systems, Inc.(a) ............................................ 99 21
Insulet Corp.(a) ........................................................ 515 98
Ionis Pharmaceuticals, Inc.(a) .............................................. 23,386 1,202
Krystal Biotech, Inc.(a) ................................................... 34,153 3,799
Laboratory Corp. of America Holdings ........................................ 539 120
Legend Biotech Corp., ADR(a) ............................................. 437 24
Longboard Pharmaceuticals, Inc.(a) .......................................... 1,084 23
Marinus Pharmaceuticals, Inc.(a) ............................................ 172,875 1,684
Merck & Co., Inc. ...................................................... 6,219 751
Mirum Pharmaceuticals, Inc.(a)(d) ........................................... 52,513 1,389
Moderna, Inc.(a) ....................................................... 344 35
Molina Healthcare, Inc.(a) ................................................ 487 174
Morphic Holding, Inc.(a) ................................................. 82,730 2,622
Natera, Inc.(a) ......................................................... 44,491 2,934
Nuvalent, Inc., Class A(a) ................................................. 74,095 5,570
Olema Pharmaceuticals, Inc.(a) ............................................. 308,448 4,022
Option Care Health, Inc.(a) ................................................ 2,601 81
ORIC Pharmaceuticals, Inc.(a)(d) ........................................... 248,583 2,732
Pacific Biosciences of California, Inc.(a) ...................................... 556,984 3,626
Pfizer, Inc. ............................................................ 6,298 171
Privia Health Group, Inc.(a) ............................................... 2,381 48
PTC Therapeutics, Inc.(a) ................................................. 684 18
QuidelOrtho Corp.(a) .................................................... 339 23
Regeneron Pharmaceuticals, Inc.(a) .......................................... 178 168
Regulus Therapeutics, Inc.(a) .............................................. 712,305 905
Repligen Corp.(a) ....................................................... 12,747 2,414
REVOLUTION Medicines, Inc.(a) .......................................... 257,647 7,150
Rhythm Pharmaceuticals, Inc.(a) ............................................ 84,982 3,749
Rocket Pharmaceuticals, Inc.(a) ............................................. 106,048 3,047
Sage Therapeutics, Inc.(a) ................................................. 629 16
Sagimet Biosciences, Inc., Class A(a)(d) ...................................... 93,696 888
Sarepta Therapeutics, Inc.(a) ............................................... 15,278 1,818
Shockwave Medical, Inc.(a) ............................................... 532 120
SpringWorks Therapeutics, Inc.(a) ........................................... 147,442 6,507
Structure Therapeutics, Inc., ADR(a) ......................................... 1,065 46
Stryker Corp. .......................................................... 1,007 338
Surgery Partners, Inc.(a) .................................................. 1,973 61
Syndax Pharmaceuticals, Inc.(a) ............................................ 1,448 30
Tango Therapeutics, Inc.(a)(d) .............................................. 164,077 1,928
Teleflex, Inc. .......................................................... 264 64
Thermo Fisher Scientific, Inc. .............................................. 551 297
Tyra Biosciences, Inc.(a)(d) ............................................... 131,411 1,761
Ultragenyx Pharmaceutical, Inc.(a) .......................................... 688 30
United Therapeutics Corp.(a) .............................................. 314 67
UnitedHealth Group, Inc. ................................................. 1,715 878
Vaxcyte, Inc.(a) ........................................................ 145,340 10,380

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Veeva Systems, Inc., Class A(a) ............................................. 28,290 $ 5,868
Veracyte, Inc.(a) ........................................................ 1,651 41
Vertex Pharmaceuticals, Inc.(a) ............................................. 64,069 27,766
Voyager Therapeutics, Inc.(a) .............................................. 168,098 1,222
Waters Corp.(a) ........................................................ 264 84
Zoetis, Inc. ........................................................... 1,423 267
218,785
Industrials (1.0%):
Dayforce, Inc.(a) ....................................................... 28,552 1,985
Lyft, Inc., Class A(a) .................................................... 562,781 7,029
Uber Technologies, Inc.(a) ................................................ 34,174 2,231
11,245
Information Technology (56.8%):
A10 Networks, Inc. ..................................................... 20,015 268
ACI Worldwide, Inc.(a) .................................................. 10,179 306
Adobe, Inc.(a) ......................................................... 23,403 14,458
Advanced Energy Industries, Inc. ........................................... 4,209 438
Advanced Micro Devices, Inc.(a) ............................................ 55,953 9,383
Agilysys, Inc.(a) ....................................................... 5,838 489
Akamai Technologies, Inc.(a) .............................................. 16,002 1,972
Alarm.com Holdings, Inc.(a) ............................................... 4,522 275
Altair Engineering, Inc., Class A(a) .......................................... 6,292 535
Amdocs Ltd. .......................................................... 13,226 1,213
Amkor Technology, Inc. .................................................. 23,815 754
Amphenol Corp., Class A ................................................. 24,121 2,439
Amplitude, Inc., Class A(a) ................................................ 200,358 2,597
Appfolio, Inc., Class A(a) ................................................. 3,268 716
Apple, Inc. ........................................................... 114,238 21,065
Applied Materials, Inc. ................................................... 96,617 15,874
AppLovin Corp., Class A(a) ............................................... 263,715 10,847
Arista Networks, Inc.(a) .................................................. 28,478 7,367
Autodesk, Inc.(a) ....................................................... 13,875 3,522
Axcelis Technologies, Inc.(a) .............................................. 6,551 852
Backblaze, Inc., Class A(a) ................................................ 113,920 934
Badger Meter, Inc. ...................................................... 4,097 590
Bel Fuse, Inc., Class B ................................................... 4,792 320
Broadcom, Inc. ........................................................ 9,907 11,690
Cadence Design Systems, Inc.(a) ............................................ 15,133 4,365
CDW Corp. ........................................................... 9,318 2,113
Clear Secure, Inc., Class A ................................................ 19,565 372
Cohu, Inc.(a) .......................................................... 11,702 373
CommVault Systems, Inc.(a) ............................................... 7,881 722
Confluent, Inc., Class A(a) ................................................ 344,284 7,698
Daktronics, Inc.(a) ...................................................... 29,956 227
Diodes, Inc.(a) ......................................................... 6,855 461
DocuSign, Inc.(a) ....................................................... 125,655 7,655
Dropbox, Inc., Class A(a) ................................................. 98,757 3,129
Dynatrace, Inc.(a) ...................................................... 176,404 10,055
ePlus, Inc.(a) .......................................................... 7,753 586
Extreme Networks, Inc.(a) ................................................ 34,232 462
F5, Inc.(a) ............................................................ 10,625 1,952
Fair Isaac Corp.(a) ...................................................... 15,056 18,050
First Solar, Inc.(a) ...................................................... 6,812 997
Flex Ltd.(a) ........................................................... 187,329 4,447
Fortinet, Inc.(a) ........................................................ 50,270 3,242
Gartner, Inc.(a) ........................................................ 8,207 3,754
Gitlab, Inc., Class A(a) ................................................... 78,738 5,599
GoDaddy, Inc., Class A(a) ................................................. 30,573 3,261
Harmonic, Inc.(a) ....................................................... 70,415 824
HubSpot, Inc.(a) ....................................................... 4,672 2,855
Impinj, Inc.(a) ......................................................... 85,362 8,278

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Insight Enterprises, Inc.(a) ................................................ 4,013 $ 741
Intapp, Inc.(a) ......................................................... 9,989 430
InterDigital, Inc. ....................................................... 6,729 707
Intuit, Inc. ............................................................ 15,127 9,550
Jabil, Inc. ............................................................ 26,486 3,318
Keysight Technologies, Inc.(a) ............................................. 11,768 1,804
KLA Corp. ........................................................... 15,191 9,024
Lam Research Corp. ..................................................... 19,718 16,271
Lattice Semiconductor Corp.(a) ............................................. 176,073 10,716
LiveRamp Holdings, Inc.(a) ............................................... 15,250 602
MACOM Technology Solutions Holdings, Inc.(a) ................................ 207,188 17,866
Manhattan Associates, Inc.(a) .............................................. 17,056 4,137
Marvell Technology, Inc. ................................................. 152,346 10,314
MaxLinear, Inc.(a) ...................................................... 264,697 5,511
Microchip Technology, Inc. ................................................ 36,600 3,118
Micron Technology, Inc. .................................................. 53,139 4,557
Microsoft Corp. ........................................................ 232,972 92,625
MongoDB, Inc.(a) ...................................................... 14,566 5,834
Monolithic Power Systems, Inc. ............................................ 34,798 20,973
Motorola Solutions, Inc. .................................................. 8,738 2,792
Napco Security Technologies, Inc. ........................................... 11,847 412
Nutanix, Inc., Class A(a) .................................................. 62,927 3,536
NVE Corp. ........................................................... 1,654 132
NVIDIA Corp. ......................................................... 92,369 56,832
ON Semiconductor Corp.(a) ............................................... 30,652 2,180
OSI Systems, Inc.(a) ..................................................... 3,777 484
Palantir Technologies, Inc., Class A(a) ........................................ 153,912 2,476
PC Connection, Inc. ..................................................... 3,871 250
Perficient, Inc.(a) ....................................................... 4,994 340
Photronics, Inc.(a) ...................................................... 31,835 930
PTC, Inc.(a) ........................................................... 10,200 1,843
Pure Storage, Inc., Class A(a) .............................................. 64,566 2,582
QUALCOMM, Inc. ..................................................... 34,026 5,053
Qualys, Inc.(a) ......................................................... 5,315 1,005
Rambus, Inc.(a) ........................................................ 12,768 875
Rapid7, Inc.(a) ......................................................... 9,959 548
RingCentral, Inc., Class A(a) ............................................... 151,669 5,140
Salesforce, Inc.(a) ...................................................... 38,022 10,688
Samsara, Inc., Class A(a) ................................................. 134,628 4,227
Semtech Corp.(a) ....................................................... 465,372 9,233
ServiceNow, Inc.(a) ..................................................... 41,564 31,813
SiTime Corp.(a) ........................................................ 43,031 4,586
SMART Global Holdings, Inc.(a) ........................................... 21,436 421
Smartsheet, Inc., Class A(a) ............................................... 36,419 1,638
Snowflake, Inc., Class A(a) ................................................ 35,601 6,965
Sprout Social, Inc., Class A(a) .............................................. 111,454 6,835
SPS Commerce, Inc.(a) ................................................... 3,708 681
Squarespace, Inc., Class A(a) .............................................. 61,974 1,921
Super Micro Computer, Inc.(a) ............................................. 1,897 1,005
Synaptics, Inc.(a) ....................................................... 4,767 509
Synopsys, Inc.(a) ....................................................... 10,334 5,512
Tenable Holdings, Inc.(a) ................................................. 10,309 485
Texas Instruments, Inc. ................................................... 34,404 5,509
The Hackett Group, Inc. .................................................. 4,914 114
Trimble, Inc.(a) ........................................................ 58,211 2,961
Unity Software, Inc.(a) ................................................... 105,344 3,413
Universal Display Corp. .................................................. 11,642 1,976
Varonis Systems, Inc.(a) .................................................. 456,734 20,498
Workday, Inc., Class A(a) ................................................. 11,456 3,334
Workiva, Inc.(a) ........................................................ 3,827 356
Yext, Inc.(a) ........................................................... 36,521 217

Victory Portfolios III
Victory Science & Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 588
Security Description Shares
Value
(000)
Zoom Video Communications, Inc., Class A(a) .................................. 26,978 $ 1,743
632,529
Real Estate (0.4%):
Opendoor Technologies, Inc.(a) ............................................. 1,230,900 4,210
1,062,389
Total Common Stocks (Cost $685,546) 1,107,260
Rights (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
ABIOMED, Inc. CVR, Expires 1/2/26(a)(e) .................................... 145 —(f)
Total Rights (Cost $–) —(f)
Warrants (0.0%)(b)
United States (0.0%):(b)
Health Care (0.0%):(b)
Athenex, Inc.(a)(e) ...................................................... 5,153,482 —(f)
Nuvation Bio, Inc.(a) .................................................... 163,388 14
Regulus Therapeutics, Inc.(a)(g)(h) .......................................... 470,257 —(f)
14
Total Warrants (Cost $639) 14
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(i) ........ 2,526,670 2,527
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(i) ............ 2,526,670 2,527
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(i) ................ 2,526,670 2,527
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(i) . 2,526,670 2,527
Total Collateral for Securities Loaned (Cost $10,108) 10,108
Total Investments (Cost $696,293) — 100.2% 1,117,382
Liabilities in excess of other assets — (0.2)% (2,742)
NET ASSETS - 100.00% $ 1,114,640
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was $23
(thousands) and amounted to less than 0.05% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued using significant unobservable inputs as of January 31, 2024.
(f) Rounds to less than $1 thousand.
(g) Restricted security that is not registered under the Securities Act of 1933.
(h) The following table details the earliest acquisition date and cost of the Fund's restricted securities at January 31, 2024.
(i) Rate disclosed is the daily yield on January 31, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Communication Services (2.1%):
Cargurus, Inc. (a) ....................................................... 24,857 $ 578
Cian PLC , ADR (a) (b) .................................................... 914 — (c)
Cinemark Holdings, Inc. (a) ................................................ 74,500 1,030
Cogent Communications Holdings, Inc. ....................................... 18,144 1,401
Eventbrite, Inc. , Class A (a) ................................................ 11,424 96
IDT Corp. , Class B (a) .................................................... 33,820 1,169
John Wiley & Sons, Inc. , Class A ............................................ 28,330 959
Lions Gate Entertainment Corp. , Class B (a) .................................... 82,500 800
Madison Square Garden Sports Corp. (a) ....................................... 7,530 1,394
Magnite, Inc. (a) ........................................................ 484,290 4,286
Shutterstock, Inc. ....................................................... 22,210 1,043
Thryv Holdings, Inc. (a) .................................................. 58,365 1,193
TripAdvisor, Inc. (a) ..................................................... 31,123 672
Yelp, Inc. (a) ........................................................... 26,432 1,156
Ziff Davis, Inc. (a) ....................................................... 13,964 941
ZipRecruiter, Inc. (a) ..................................................... 80,926 1,126
17,844
Consumer Discretionary (11.0%):
Academy Sports & Outdoors, Inc. ........................................... 23,019 1,444
Acushnet Holdings Corp. ................................................. 49,170 3,114
Asbury Automotive Group, Inc. (a) ........................................... 6,236 1,304
Beazer Homes USA, Inc. (a) ............................................... 32,583 1,034
Big 5 Sporting Goods Corp. (d) ............................................. 50,075 252
BJ's Restaurants, Inc. (a) .................................................. 118,773 4,111
Bloomin' Brands, Inc. (d) .................................................. 54,245 1,444
Boot Barn Holdings, Inc. (a) ............................................... 12,072 866
Bright Horizons Family Solutions, Inc. (a) ..................................... 12,339 1,212
Brunswick Corp. ....................................................... 48,103 3,881
Cavco Industries, Inc. (a) .................................................. 4,053 1,345
Century Communities, Inc. ................................................ 17,401 1,509
Chegg, Inc. (a) ......................................................... 103,252 1,017
Coursera, Inc. (a) ....................................................... 14,989 287
Dillard's, Inc. , Class A ................................................... 2,781 1,077
Etsy, Inc. (a) ........................................................... 2,019 134
First Watch Restaurant Group, Inc. (a) ........................................ 29,902 642
Foot Locker, Inc. ....................................................... 27,768 782
Fox Factory Holding Corp. (a) .............................................. 8,178 516
Garrett Motion, Inc. (a) ................................................... 111,620 959
Genius Sports Ltd. (a) .................................................... 194,341 1,304
Gentherm, Inc. (a) ....................................................... 73,731 3,550
G-III Apparel Group Ltd. (a) ............................................... 38,010 1,144
Group 1 Automotive, Inc. ................................................. 5,140 1,337
Hibbett, Inc. .......................................................... 18,334 1,222
Installed Building Products, Inc. ............................................ 20,476 3,990
KB Home ............................................................ 23,867 1,422
Kontoor Brands, Inc. .................................................... 15,277 896
Latham Group, Inc. (a) ................................................... 828,149 2,095
LCI Industries ......................................................... 9,132 1,016
Life Time Group Holdings, Inc. (a) ........................................... 31,389 417
Light & Wonder, Inc. (a) .................................................. 26,133 2,101
M/I Homes, Inc. (a) ...................................................... 27,292 3,478
Marriott Vacations Worldwide Corp. ......................................... 17,431 1,462
Modine Manufacturing Co. (a) .............................................. 50,812 3,511
Nordstrom, Inc. ........................................................ 97,178 1,764
Perdoceo Education Corp. ................................................. 57,965 1,049
Portillo's, Inc. , Class A (a) ................................................. 199,618 2,743
PVH Corp. ........................................................... 13,195 1,587
RH (a) ............................................................... 1,730 438
Sally Beauty Holdings, Inc. (a) .............................................. 114,725 1,413
Signet Jewelers Ltd. ..................................................... 11,495 1,143

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Skechers USA, Inc. , Class A (a) ............................................. 4,752 $ 297
Smith & Wesson Brands, Inc. .............................................. 72,836 951
Sonos, Inc. (a) ......................................................... 207,173 3,228
Steven Madden Ltd. ..................................................... 63,555 2,662
Stoneridge, Inc. (a) ...................................................... 21,776 387
Taylor Morrison Home Corp. (a) ............................................ 53,231 2,775
The Buckle, Inc. ........................................................ 13,057 486
The Gap, Inc. .......................................................... 50,000 934
The Lovesac Co. (a) ..................................................... 24,591 570
Thor Industries, Inc. ..................................................... 29,600 3,345
ThredUp, Inc. , Class A (a) (d) ............................................... 77,984 159
Topgolf Callaway Brands Corp. (a) ........................................... 214,062 2,819
Tri Pointe Homes, Inc. (a) ................................................. 140,589 4,855
Under Armour, Inc. , Class C (a) ............................................. 155,290 1,149
Victoria's Secret & Co. (a) ................................................. 16,399 427
Visteon Corp. (a) ........................................................ 10,704 1,234
Winnebago Industries, Inc. ................................................ 16,642 1,094
YETI Holdings, Inc. (a) ................................................... 44,762 1,968
95,352
Consumer Staples (2.5%):
Central Garden & Pet Co. , Class A (a) ........................................ 24,580 1,015
Coca-Cola Consolidated, Inc. .............................................. 1,566 1,349
Edgewell Personal Care Co. ............................................... 26,000 963
Grocery Outlet Holding Corp. (a) ............................................ 47,409 1,175
Ingles Markets, Inc. , Class A ............................................... 13,418 1,130
Nomad Foods Ltd. (a) .................................................... 131,950 2,374
Oddity Tech Ltd. (a) ..................................................... 6,800 281
SunOpta, Inc. (a) (d) ..................................................... 166,798 992
The Andersons, Inc. ..................................................... 25,000 1,318
The Chefs' Warehouse, Inc. (a) .............................................. 79,087 2,517
The Honest Co., Inc. (a) ................................................... 14,829 42
The Simply Good Foods Co. (a) ............................................. 26,865 1,015
The Vita Coco Co., Inc. (a) ................................................ 70,321 1,385
TreeHouse Foods, Inc. (a) ................................................. 23,186 976
US Foods Holding Corp. (a) ................................................ 39,090 1,799
USANA Health Sciences, Inc. (a) ............................................ 16,329 764
Vector Group Ltd. ...................................................... 96,555 1,011
WD-40 Co. ........................................................... 6,036 1,563
21,669
Energy (6.3%):
Atlas Energy Solutions, Inc. ............................................... 74,474 1,294
Cactus, Inc. , Class A ..................................................... 49,980 2,121
California Resources Corp. ................................................ 66,244 3,159
Chord Energy Corp. ..................................................... 20,210 3,108
Civitas Resources, Inc. ................................................... 45,136 2,925
CONSOL Energy, Inc. ................................................... 13,978 1,322
Crescent Energy Co. , Class A .............................................. 93,496 1,033
Diamond Offshore Drilling, Inc. (a) .......................................... 132,536 1,617
Dril-Quip, Inc. (a) ....................................................... 102,405 2,055
Expro Group Holdings NV (a) .............................................. 193,523 3,406
Green Plains, Inc. (a) ..................................................... 49,392 1,024
Gulfport Energy Corp. (a) ................................................. 9,180 1,165
International Seaways, Inc. ................................................ 32,467 1,742
Liberty Energy, Inc. ..................................................... 58,880 1,224
Magnolia Oil & Gas Corp. , Class A .......................................... 57,346 1,182
Matador Resources Co. ................................................... 47,207 2,591
Murphy Oil Corp. ...................................................... 81,184 3,142
Northern Oil & Gas, Inc. .................................................. 61,560 2,062
PBF Energy, Inc. , Class A ................................................. 30,783 1,555
Peabody Energy Corp. ................................................... 48,093 1,284
Permian Resources Corp. ................................................. 151,000 2,035

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Plains GP Holdings LP , Class A ............................................. 124,160 $ 2,009
RPC, Inc. ............................................................ 474,702 3,470
Scorpio Tankers, Inc. .................................................... 35,865 2,536
SM Energy Co. ........................................................ 36,252 1,344
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 212,267 1,592
Teekay Corp. (a) ........................................................ 133,138 1,197
Vital Energy, Inc. (a) ..................................................... 20,903 916
54,110
Financials (16.1%):
AGNC Investment Corp. (d) ............................................... 188,000 1,782
Ameris Bancorp ........................................................ 66,950 3,323
Ares Commercial Real Estate Corp. .......................................... 53,210 506
Artisan Partners Asset Management, Inc. , Class A ................................ 51,358 2,152
Assured Guaranty Ltd. ................................................... 16,450 1,335
Atlantic Union Bankshares Corp. ............................................ 43,043 1,470
Banc of California, Inc. .................................................. 68,330 942
Bank of Hawaii Corp. .................................................... 21,350 1,350
Banner Corp. .......................................................... 29,300 1,365
Bread Financial Holdings, Inc. ............................................. 62,512 2,267
Brightsphere Investment Group, Inc. ......................................... 203,110 4,493
Cathay General Bancorp .................................................. 38,757 1,596
CNO Financial Group, Inc. ................................................ 40,529 1,102
Customers Bancorp, Inc. (a) ................................................ 25,255 1,350
Donnelley Financial Solutions, Inc. (a) ........................................ 22,926 1,424
Dynex Capital, Inc. ..................................................... 96,185 1,177
Enova International, Inc. (a) ................................................ 28,596 1,556
Essent Group Ltd. ...................................................... 30,925 1,706
Euronet Worldwide, Inc. (a) ................................................ 26,467 2,637
EVERTEC, Inc. ........................................................ 122,254 4,910
Fidelis Insurance Holdings Ltd. (a) ........................................... 158,810 2,068
First BanCorp ......................................................... 33,000 1,140
First BanCorp ......................................................... 209,977 3,502
First Busey Corp. ....................................................... 131,079 3,086
First Merchants Corp. .................................................... 48,100 1,626
Fulton Financial Corp. ................................................... 65,923 1,028
Genworth Financial, Inc. (a) ................................................ 237,843 1,468
Glacier Bancorp, Inc. .................................................... 46,000 1,778
Globe Life, Inc. ........................................................ 16,020 1,968
Goosehead Insurance, Inc. , Class A (a) ........................................ 15,570 1,202
Hancock Whitney Corp. .................................................. 31,697 1,430
Heartland Financial USA, Inc. .............................................. 37,928 1,345
Home Bancshares, Inc. ................................................... 123,738 2,900
Houlihan Lokey, Inc. .................................................... 33,105 3,965
International Bancshares Corp. ............................................. 32,806 1,734
Jackson Financial, Inc. , Class A ............................................. 29,312 1,468
Kemper Corp. ......................................................... 51,520 3,091
Kinsale Capital Group, Inc. ................................................ 10,151 4,036
Ladder Capital Corp. .................................................... 106,005 1,159
Lakeland Financial Corp. ................................................. 14,938 1,000
MGIC Investment Corp. .................................................. 84,000 1,667
Northwest Bancshares, Inc. ................................................ 114,500 1,416
OFG Bancorp ......................................................... 90,619 3,332
Old National Bancorp .................................................... 115,980 1,910
Pacific Premier Bancorp, Inc. .............................................. 58,303 1,479
PennyMac Financial Services, Inc. .......................................... 14,371 1,253
Pinnacle Financial Partners, Inc. ............................................ 20,590 1,820
PJT Partners, Inc. , Class A ................................................ 25,134 2,417
Preferred Bank ......................................................... 16,307 1,172
Primerica, Inc. ......................................................... 12,545 2,938
PROG Holdings, Inc. (a) .................................................. 35,542 1,089
Prosperity Bancshares, Inc. ................................................ 42,346 2,706
Radian Group, Inc. ...................................................... 42,165 1,222

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
RLI Corp. ............................................................ 15,113 $ 2,061
Selective Insurance Group, Inc. ............................................. 13,331 1,398
Skyward Specialty Insurance Group, Inc. (a) .................................... 35,160 1,093
SouthState Corp. ....................................................... 48,684 4,046
Stewart Information Services Corp. .......................................... 19,472 1,201
Stifel Financial Corp. .................................................... 67,769 4,944
Synovus Financial Corp. .................................................. 24,723 931
Texas Capital Bancshares, Inc. (a) ........................................... 60,841 3,711
The Bancorp, Inc. (a) ..................................................... 28,562 1,246
The Bank of NT Butterfield & Son Ltd. ....................................... 28,050 851
Toast, Inc. , Class A (a) .................................................... 79,402 1,411
UMB Financial Corp. .................................................... 39,092 3,225
Valley National Bancorp .................................................. 335,382 3,226
Veritex Holdings, Inc. .................................................... 63,186 1,328
Virtus Investment Partners, Inc. ............................................. 6,341 1,497
Western Alliance Bancorp ................................................. 16,307 1,043
White Mountains Insurance Group Ltd. ....................................... 1,050 1,655
138,725
Health Care (16.9%):
10X Genomics, Inc. , Class A (a) ............................................. 31,373 1,307
ACADIA Pharmaceuticals, Inc. (a) ........................................... 46,330 1,200
Alector, Inc. (a) ......................................................... 107,255 639
Alkermes PLC (a) ....................................................... 49,607 1,342
AMN Healthcare Services, Inc. (a) ........................................... 17,046 1,262
Amneal Pharmaceuticals, Inc. (a) ............................................ 184,090 985
Amphastar Pharmaceuticals, Inc. (a) .......................................... 9,020 481
Apellis Pharmaceuticals, Inc. (a) ............................................ 11,731 742
Arcellx, Inc. (a) ........................................................ 19,777 1,223
Arcturus Therapeutics Holdings, Inc. (a) ....................................... 34,010 1,121
Arcus Biosciences, Inc. (a) ................................................. 113,730 1,722
Avanos Medical, Inc. (a) .................................................. 48,576 932
Azenta, Inc. (a) ......................................................... 15,297 997
Bausch + Lomb Corp. (a) .................................................. 47,310 663
BioLife Solutions, Inc. (a) ................................................. 157,188 2,672
Biomerica, Inc. (a) (d) .................................................... 134,513 125
Bluebird Bio, Inc. (a) ..................................................... 1,081,485 1,103
Blueprint Medicines Corp. (a) .............................................. 27,200 2,163
Bridgebio Pharma, Inc. (a) ................................................. 65,840 2,258
Brookdale Senior Living, Inc. (a) ............................................ 158,000 864
Castle Biosciences, Inc. (a) ................................................ 180,341 4,162
Catalyst Pharmaceuticals, Inc. (a) ............................................ 73,257 1,055
Certara, Inc. (a) ......................................................... 53,577 866
Collegium Pharmaceutical, Inc. (a) ........................................... 67,488 2,224
CorVel Corp. (a) ........................................................ 30,017 7,064
Cross Country Healthcare, Inc. (a) ........................................... 52,354 1,113
CytoSorbents Corp. (a) (d) ................................................. 457,469 462
Definitive Healthcare Corp. (a) .............................................. 250,990 2,133
Dynavax Technologies Corp. (a) ............................................. 76,346 986
Eagle Pharmaceuticals, Inc. (a) .............................................. 25,234 148
Edgewise Therapeutics, Inc. (a) ............................................. 77,138 1,375
Embecta Corp. ......................................................... 54,784 939
Encompass Health Corp. .................................................. 37,010 2,629
Evolent Health, Inc. , Class A (a) ............................................. 78,214 2,300
Fortrea Holdings, Inc. (a) .................................................. 50,970 1,578
Fulgent Genetics, Inc. (a) .................................................. 3,089 76
Globus Medical, Inc. (a) .................................................. 19,768 1,044
Guardant Health, Inc. (a) .................................................. 31,258 686
Haemonetics Corp. (a) .................................................... 11,368 869
Halozyme Therapeutics, Inc. (a) ............................................. 120,319 4,073
Harvard Bioscience, Inc. (a) ................................................ 137,676 606
Health Catalyst, Inc. (a) ................................................... 124,640 1,218
iCAD, Inc. (a) .......................................................... 19,895 27

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Insmed, Inc. (a) ......................................................... 34,267 $ 953
Integer Holdings Corp. (a) ................................................. 37,951 3,845
Integra LifeSciences Holdings Corp. (a) ....................................... 20,570 826
Intellia Therapeutics, Inc. (a) ............................................... 34,476 821
Ironwood Pharmaceuticals, Inc. (a) ........................................... 221,790 3,147
iTeos Therapeutics, Inc. (a) ................................................ 69,546 692
Keros Therapeutics, Inc. (a) ................................................ 21,120 1,169
Kezar Life Sciences, Inc. (a) (d) ............................................. 410,064 406
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 92,319 1,628
Lantheus Holdings, Inc. (a) ................................................ 8,675 451
LivaNova PLC (a) ....................................................... 32,049 1,560
MaxCyte, Inc. (a) ....................................................... 73,435 374
Medpace Holdings, Inc. (a) ................................................ 7,889 2,300
Merit Medical Systems, Inc. (a) ............................................. 25,653 2,009
Mesa Laboratories, Inc. .................................................. 11,564 1,060
MoonLake Immunotherapeutics (a) .......................................... 23,938 1,338
Myriad Genetics, Inc. (a) .................................................. 55,369 1,184
Natera, Inc. (a) ......................................................... 22,872 1,508
Neogen Corp. (a) ....................................................... 219,806 3,407
Nuvalent, Inc. , Class A (a) ................................................. 8,685 653
Omnicell, Inc. (a) ....................................................... 32,090 1,032
Option Care Health, Inc. (a) ................................................ 36,938 1,154
OrthoPediatrics Corp. (a) .................................................. 76,761 2,005
Owens & Minor, Inc. (a) .................................................. 62,591 1,234
Pacific Biosciences of California, Inc. (a) ...................................... 213,891 1,392
Pacira BioSciences, Inc. (a) ................................................ 30,100 981
Patterson Cos., Inc. ..................................................... 40,999 1,224
Perrigo Co. PLC ....................................................... 28,535 915
Phreesia, Inc. (a) ........................................................ 2,082 53
Pliant Therapeutics, Inc. (a) ................................................ 151,575 2,716
Prestige Consumer Healthcare, Inc. (a) ........................................ 41,324 2,543
Progyny, Inc. (a) ........................................................ 35,044 1,335
Prothena Corp. PLC (a) ................................................... 51,060 1,450
Quanterix Corp. (a) ...................................................... 64,087 1,416
Repligen Corp. (a) ....................................................... 15,517 2,939
Sage Therapeutics, Inc. (a) ................................................. 29,760 763
Select Medical Holdings Corp. ............................................. 93,525 2,431
Shockwave Medical, Inc. (a) ............................................... 6,758 1,529
SI-BONE, Inc. (a) ....................................................... 127,846 2,584
SIGA Technologies, Inc. .................................................. 178,697 872
STAAR Surgical Co. (a) .................................................. 45,227 1,267
Stoke Therapeutics, Inc. (a) (d) .............................................. 245,009 1,186
Supernus Pharmaceuticals, Inc. (a) ........................................... 41,519 1,149
Syndax Pharmaceuticals, Inc. (a) ............................................ 64,249 1,317
The Ensign Group, Inc. ................................................... 34,490 3,905
TransMedics Group, Inc. (a) ................................................ 21,463 1,841
U.S. Physical Therapy, Inc. ................................................ 8,870 818
UFP Technologies, Inc. (a) ................................................. 16,446 2,771
Vanda Pharmaceuticals, Inc. (a) ............................................. 107,907 389
Veracyte, Inc. (a) ........................................................ 111,997 2,802
Vericel Corp. (a) ........................................................ 113,271 4,868
Xenon Pharmaceuticals, Inc. (a) ............................................. 27,048 1,223
Zymeworks, Inc. (a) ..................................................... 128,108 1,389
146,258
Industrials (17.4%):
AAON, Inc. ........................................................... 21,768 1,527
ACCO Brands Corp. .................................................... 197,286 1,199
Alta Equipment Group, Inc. ............................................... 100,654 1,077
Ameresco, Inc. , Class A (a) ................................................ 39,954 816
Applied Industrial Technologies, Inc. ......................................... 12,619 2,227
ArcBest Corp. ......................................................... 31,225 3,720
Array Technologies, Inc. (a) ................................................ 180,015 2,383

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Atkore, Inc. (a) ......................................................... 21,600 $ 3,295
Axon Enterprise, Inc. (a) .................................................. 7,716 1,922
BlueLinx Holdings, Inc. (a) ................................................ 15,278 1,762
Boise Cascade Co. ...................................................... 35,962 4,871
BWX Technologies, Inc. .................................................. 10,897 888
Cadre Holdings, Inc. ..................................................... 32,763 1,114
Casella Waste Systems, Inc. (a) ............................................. 66,834 5,704
Chart Industries, Inc. (a) .................................................. 24,312 2,838
Columbus McKinnon Corp. ............................................... 50,980 1,992
Comfort Systems USA, Inc. ............................................... 7,664 1,667
Conduent, Inc. (a) ....................................................... 49,043 177
Core & Main, Inc. , Class A (a) .............................................. 34,560 1,428
CRA International, Inc. ................................................... 10,956 1,175
Curtiss-Wright Corp. .................................................... 5,826 1,297
Deluxe Corp. .......................................................... 60,718 1,148
EMCOR Group, Inc. .................................................... 4,877 1,112
Enovix Corp. (a) (d) ...................................................... 54,288 505
Esab Corp. ............................................................ 14,061 1,209
ESCO Technologies, Inc. ................................................. 28,799 2,934
ExlService Holdings, Inc. (a) ............................................... 41,120 1,286
Finning International, Inc. ................................................. 27,360 792
Fluor Corp. (a) ......................................................... 81,846 3,086
Forward Air Corp. ...................................................... 12,203 541
Gates Industrial Corp. PLC (a) .............................................. 84,010 1,082
Genco Shipping & Trading Ltd. ............................................. 55,298 970
Gibraltar Industries, Inc. (a) ................................................ 59,108 4,783
GMS, Inc. (a) .......................................................... 28,000 2,356
Granite Construction, Inc. ................................................. 40,630 1,833
Hayward Holdings, Inc. (a) ................................................ 68,230 854
Hexcel Corp. .......................................................... 47,592 3,160
Hub Group, Inc. , Class A (a) ............................................... 50,180 2,272
Hudson Technologies, Inc. (a) .............................................. 53,263 675
Insperity, Inc. .......................................................... 12,279 1,408
JELD-WEN Holding, Inc. (a) ............................................... 67,868 1,262
Kforce, Inc. ........................................................... 17,932 1,226
Korn Ferry ........................................................... 48,075 2,821
Kornit Digital Ltd. (a) .................................................... 108,883 1,863
Landstar System, Inc. .................................................... 19,872 3,810
Matson, Inc. .......................................................... 17,179 1,925
Moog, Inc. , Class A ..................................................... 13,800 1,929
Mueller Industries, Inc. ................................................... 35,276 1,693
Mueller Water Products, Inc. , Class A ........................................ 67,100 920
Paylocity Holding Corp. (a) ................................................ 6,619 1,048
RBC Bearings, Inc. (a) ................................................... 27,756 7,454
Rush Enterprises, Inc. , Class A ............................................. 24,885 1,118
Ryder System, Inc. ...................................................... 11,739 1,333
Shoals Technologies Group, Inc. , Class A (a) .................................... 29,308 386
Simpson Manufacturing Co., Inc. ........................................... 7,811 1,414
SPX Technologies, Inc. (a) ................................................. 38,894 3,914
Standex International Corp. ................................................ 12,536 1,851
Sterling Infrastructure, Inc. (a) .............................................. 16,361 1,229
Tecnoglass, Inc. ........................................................ 21,000 966
Terex Corp. ........................................................... 46,961 2,885
The AZEK Co., Inc. (a) ................................................... 40,394 1,558
The Brink's Co. ........................................................ 19,724 1,594
The Greenbrier Cos., Inc. ................................................. 22,737 1,034
The Timken Co. ........................................................ 11,290 925
Thermon Group Holdings, Inc. (a) ........................................... 6,967 228
Titan Machinery, Inc. (a) .................................................. 29,247 782
Trex Co., Inc. (a) ........................................................ 39,383 3,209
TriNet Group, Inc. (a) .................................................... 11,926 1,356
UFP Industries, Inc. ..................................................... 68,637 7,787
Valmont Industries, Inc. .................................................. 6,801 1,535

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Vestis Corp. ........................................................... 77,683 $ 1,662
Viad Corp. (a) .......................................................... 10,957 362
Vicor Corp. (a) ......................................................... 24,677 930
Wabash National Corp. ................................................... 43,970 1,112
Werner Enterprises, Inc. .................................................. 48,309 1,911
WillScot Mobile Mini Holdings Corp. (a) ...................................... 130,485 6,172
WNS Holdings Ltd. , ADR (a) .............................................. 36,170 2,508
150,797
Information Technology (16.5%):
908 Devices, Inc. (a) (d) ................................................... 300,559 2,128
ACI Worldwide, Inc. (a) .................................................. 65,245 1,962
Adeia, Inc. ............................................................ 107,341 1,303
Advanced Energy Industries, Inc. ........................................... 36,961 3,851
Agilysys, Inc. (a) ....................................................... 6,085 509
Ambarella, Inc. (a) ...................................................... 40,504 2,129
Amkor Technology, Inc. .................................................. 44,921 1,422
Arteris, Inc. (a) ......................................................... 108,496 672
Axcelis Technologies, Inc. (a) .............................................. 5,340 694
Badger Meter, Inc. ...................................................... 13,655 1,966
Bel Fuse, Inc. , Class B ................................................... 6,580 440
Belden, Inc. ........................................................... 46,761 3,469
Box, Inc. , Class A (a) .................................................... 45,858 1,191
Canadian Solar, Inc. (a) (d) ................................................. 26,326 582
CEVA, Inc. (a) ......................................................... 18,671 358
Ciena Corp. (a) ......................................................... 32,960 1,747
CommVault Systems, Inc. (a) ............................................... 23,580 2,162
Confluent, Inc. , Class A (a) ................................................ 98,542 2,203
Crane NXT Co. ........................................................ 11,950 696
CyberArk Software Ltd. (a) ................................................ 13,930 3,252
Diodes, Inc. (a) ......................................................... 84,312 5,676
DoubleVerify Holdings, Inc. (a) ............................................. 43,729 1,750
ePlus, Inc. (a) .......................................................... 57,172 4,319
Extreme Networks, Inc. (a) ................................................ 65,175 880
FARO Technologies, Inc. (a) ............................................... 25,341 574
First Solar, Inc. (a) ...................................................... 6,824 998
Five9, Inc. (a) .......................................................... 20,171 1,530
FormFactor, Inc. (a) ..................................................... 145,676 5,648
Globant SA (a) ......................................................... 4,311 1,017
Guidewire Software, Inc. (a) ............................................... 20,084 2,243
Harmonic, Inc. (a) ....................................................... 110,788 1,296
HashiCorp, Inc. , Class A (a) ................................................ 28,029 613
HubSpot, Inc. (a) ....................................................... 1,003 613
indie Semiconductor, Inc. , Class A (a) ......................................... 606,116 3,679
Insight Enterprises, Inc. (a) (d) .............................................. 23,112 4,270
InterDigital, Inc. ....................................................... 1,553 163
JFrog Ltd. (a) .......................................................... 45,595 1,483
Klaviyo, Inc. , Class A (a) .................................................. 3,573 92
Knowles Corp. (a) ....................................................... 65,286 1,065
Kulicke & Soffa Industries, Inc. ............................................. 92,832 4,671
MKS Instruments, Inc. ................................................... 14,945 1,591
N-able, Inc. (a) ......................................................... 19,271 250
Napco Security Technologies, Inc. ........................................... 31,335 1,089
Nova Ltd. (a) .......................................................... 6,200 898
Nutanix, Inc. , Class A (a) .................................................. 47,098 2,647
Okta, Inc. (a) .......................................................... 10,745 888
Onto Innovation, Inc. (a) .................................................. 12,280 1,983
OSI Systems, Inc. (a) ..................................................... 9,462 1,211
PDF Solutions, Inc. (a) ................................................... 28,908 902
Perficient, Inc. (a) ....................................................... 63,734 4,342
Photronics, Inc. (a) ...................................................... 54,263 1,586
Plexus Corp. (a) ........................................................ 11,146 1,056
Porch Group, Inc. (a) ..................................................... 449,843 1,057

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Power Integrations, Inc. .................................................. 12,074 $ 905
PROS Holdings, Inc. (a) .................................................. 84,038 2,893
PTC, Inc. (a) ........................................................... 13,020 2,352
Pure Storage, Inc. , Class A (a) .............................................. 69,961 2,798
Qualys, Inc. (a) ......................................................... 12,012 2,272
Radware Ltd. (a) ........................................................ 28,774 526
Rapid7, Inc. (a) ......................................................... 17,363 955
Riskified Ltd. , Class A (a) ................................................. 127,705 586
Rogers Corp. (a) ........................................................ 1,303 150
Sanmina Corp. (a) ....................................................... 44,705 2,674
Silicon Laboratories, Inc. (a) ............................................... 6,743 832
Smartsheet, Inc. , Class A (a) ............................................... 55,340 2,489
SolarWinds Corp. (a) ..................................................... 91,341 1,080
Sprinklr, Inc. , Class A (a) .................................................. 91,228 1,139
Sprout Social, Inc. , Class A (a) .............................................. 28,253 1,733
SPS Commerce, Inc. (a) ................................................... 5,073 932
Squarespace, Inc. , Class A (a) .............................................. 20,251 628
Super Micro Computer, Inc. (a) ............................................. 1,355 718
Synaptics, Inc. (a) ....................................................... 24,229 2,588
Teradata Corp. (a) ....................................................... 30,324 1,400
The Descartes Systems Group, Inc. (a) ........................................ 17,259 1,512
TTM Technologies, Inc. (a) ................................................ 58,427 813
Twilio, Inc. , Class A (a) ................................................... 12,195 858
Varonis Systems, Inc. (a) .................................................. 41,768 1,875
Veeco Instruments, Inc. (a) ................................................. 138,848 4,426
Verint Systems, Inc. (a) ................................................... 69,960 2,077
Vertex, Inc. , Class A (a) ................................................... 55,035 1,335
Vishay Intertechnology, Inc. ............................................... 57,311 1,245
Workiva, Inc. (a) ........................................................ 9,994 929
Xerox Holdings Corp. ................................................... 76,032 1,404
Zeta Global Holdings Corp. , Class A (a) ....................................... 137,140 1,327
142,267
Materials (4.4%):
Alpha Metallurgical Resources, Inc. .......................................... 2,515 1,004
Arch Resources, Inc. .................................................... 8,555 1,514
ATI, Inc. (a) ........................................................... 36,684 1,499
Axalta Coating Systems Ltd. (a) ............................................. 30,670 994
Balchem Corp. ......................................................... 20,150 2,824
Carpenter Technology Corp. ............................................... 13,399 825
Commercial Metals Co. .................................................. 63,935 3,339
Constellium SE (a) ...................................................... 83,560 1,567
Eagle Materials, Inc. ..................................................... 4,790 1,084
Ecovyst, Inc. (a) ........................................................ 239,777 2,220
Graphic Packaging Holding Co. ............................................ 48,780 1,245
Greif, Inc. , Class A ...................................................... 16,121 1,009
Huntsman Corp. ........................................................ 43,412 1,065
Ingevity Corp. (a) ....................................................... 31,433 1,369
Knife River Corp. (a) .................................................... 5,079 333
Materion Corp. ........................................................ 28,863 3,376
NewMarket Corp. ...................................................... 2,807 1,566
O-I Glass, Inc. (a) ....................................................... 74,345 1,083
Olin Corp. ............................................................ 21,620 1,126
Orion SA ............................................................. 57,111 1,279
Summit Materials, Inc. , Class A (a) .......................................... 41,888 1,516
Sylvamo Corp. ......................................................... 20,761 964
TimkenSteel Corp. (a) .................................................... 49,165 1,010
Tronox Holdings PLC ................................................... 180,577 2,490
Warrior Met Coal, Inc. ................................................... 24,277 1,558
37,859
Real Estate (4.5%):
Alexander & Baldwin, Inc. ................................................ 98,958 1,714

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Armada Hoffler Properties, Inc. ............................................. 62,082 $ 742
CareTrust REIT, Inc. .................................................... 49,995 1,046
Compass, Inc. , Class A (a) ................................................. 289,722 997
COPT Defense Properties ................................................. 66,990 1,578
CTO Realty Growth, Inc. (d) ............................................... 31,845 526
Cushman & Wakefield PLC (a) ............................................. 32,868 346
DiamondRock Hospitality Co. .............................................. 154,909 1,416
Easterly Government Properties, Inc. ......................................... 102,000 1,253
Equity Commonwealth ................................................... 41,490 793
Essential Properties Realty Trust, Inc. ........................................ 115,240 2,871
Four Corners Property Trust, Inc. ............................................ 67,840 1,588
Gladstone Commercial Corp. .............................................. 43,209 554
Gladstone Land Corp. .................................................... 39,095 554
Howard Hughes Holdings, Inc. (a) ........................................... 24,570 1,968
Independence Realty Trust, Inc. ............................................. 66,175 972
Innovative Industrial Properties, Inc. ......................................... 9,532 889
Kite Realty Group Trust .................................................. 57,167 1,223
LXP Industrial Trust ..................................................... 167,345 1,521
Opendoor Technologies, Inc. (a) ............................................. 228,804 783
Outfront Media, Inc. ..................................................... 60,368 786
Phillips Edison & Co., Inc. ................................................ 29,341 1,018
Physicians Realty Trust ................................................... 138,000 1,689
PotlatchDeltic Corp. ..................................................... 55,549 2,485
Ryman Hospitality Properties, Inc. ........................................... 12,483 1,372
Sabra Health Care REIT, Inc. .............................................. 96,358 1,285
Service Properties Trust .................................................. 90,529 700
SITE Centers Corp. ..................................................... 132,000 1,758
STAG Industrial, Inc. .................................................... 25,522 943
Summit Hotel Properties, Inc. .............................................. 155,000 1,004
Terreno Realty Corp. .................................................... 19,374 1,157
Veris Residential, Inc. .................................................... 70,000 1,067
38,598
Utilities (1.8%):
ALLETE, Inc. ......................................................... 69,666 4,118
Black Hills Corp. ....................................................... 22,970 1,189
National Fuel Gas Co. ................................................... 27,664 1,305
Northwestern Energy Group, Inc. ........................................... 52,735 2,538
ONE Gas, Inc. ......................................................... 39,771 2,441
Otter Tail Corp. ........................................................ 12,091 1,093
Portland General Electric Co. .............................................. 38,857 1,590
Spire, Inc. ............................................................ 22,055 1,252
15,526
Total Common Stocks (Cost $726,085)
a
a
a
859,005
Rights (0.0%)(e)
Health Care (0.0%):(e)
Flexion Therapeutics, Inc., CVR (a) (b) ........................................ 58,207 — (c)
OmniAb Operations, Inc. (a) (b) ............................................. 7,105 —
OmniAb Operations, Inc. (a) (b) ............................................. 7,105 —
—
Total Rights (Cost $36)
a
a
a
— (c)
Exchange-Traded Funds (0.1%)
iShares Russell 2000 ETF ................................................. 2,687 518
Total Exchange-Traded Funds (Cost $506)
a
a
a
518

Victory Portfolios III
Victory Small Cap Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (f) ........ 1,769,880 $ 1,770
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (f) ............ 1,769,880 1,770
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (f) ................ 1,769,880 1,770
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (f) . 1,769,880 1,770
Total Collateral for Securities Loaned (Cost $7,080)
a
a
a
7,080
Total Investments (Cost $733,707) — 100.4% 866,603
Liabilities in excess of other assets — (0.4)% (3,089)
NET ASSETS - 100.00% $ 863,514
At January 31, 2024, the Fund's investments in foreign securities were 6.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of January 31, 2024.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on January 31, 2024.
ADR
—
American Depositary Receipt
CVR
—
Contingent Value Right
ETF
—
Exchange-Traded Fund
LP
—
Limited Partnership
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (34.8%)
ABS Auto (21.5%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 4/15/27 @ 100(a) ............... $ 2,000 $ 2,047
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 4/15/27 @ 100(a) ............... 1,268 1,271
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 9/15/27 @ 100(a) ............... 2,000 2,036
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 9/15/27 @ 100(a) ............... 1,333 1,359
American Credit Acceptance Receivables Trust .................................
Series 2020-4, Class E, 3.65%, 12/14/26, Callable 4/13/24 @ 100(a) .............. 666 663
Series 2022-1, Class C, 2.12%, 3/13/28, Callable 5/13/25 @ 100(a) ............... 2,779 2,752
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 2/12/26 @ 100(a) ............... 1,000 1,004
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26, Callable
6/18/25 @ 100 ..................................................... 2,135 2,009
ARI Fleet Lease Trust ....................................................
Series 2021-A, Class A2, 0.37%, 3/15/30, Callable 6/15/24 @ 100(a) .............. 29 29
Series 2021-A, Class A3, 0.68%, 3/15/30, Callable 6/15/24 @ 100(a) .............. 2,550 2,507
Series 2021-A, Class B, 1.13%, 3/15/30, Callable 6/15/24 @ 100(a) ............... 2,650 2,525
Series 2022-A, Class A2, 3.12%, 1/15/31, Callable 4/15/25 @ 100(a) .............. 716 710
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 4/15/25 @ 100(a) .............. 1,524 1,491
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class A, 3.35%, 9/22/25 , Callable 10/20/24 @ 100(a) ............. 3,300 3,268
Series 2019-2A, Class D, 3.04%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 725 710
Series 2019-3A, Class A, 2.36%, 3/20/26, Callable 4/20/25 @ 100(a) .............. 5,000 4,860
Series 2020-1A, Class B , 2.68%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 4,000 3,836
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 717
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 2,500 2,561
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 2,000 2,025
Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class C, 1.46%, 12/20/27, Callable
7/19/25 @ 100(a) ................................................... 5,594 5,314
CarMax Auto Owner Trust ................................................
Series 2020-1, Class B, 2.21%, 9/15/25, Callable 3/15/24 @ 100 ................. 3,188 3,174
Series 2020-1, Class C, 2.34%, 11/17/25, Callable 3/15/24 @ 100 ................ 3,270 3,254
Series 2020-2, Class B, 2.90%, 8/15/25, Callable 5/15/24 @ 100 ................. 1,806 1,791
Series 2020-2, Class D, 5.75%, 5/17/27, Callable 5/15/24 @ 100 ................. 3,127 3,126
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,800 1,676
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 4,719 4,353
Series 2022-2, Class A3, 3.49%, 2/16/27 , Callable 7/15/26 @ 100 ................ 1,865 1,838
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 2/15/27 @ 100 ................ 1,000 1,009
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 4/15/27 @ 100 ................ 1,000 1,017
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 6/15/27 @ 100 ................. 1,000 1,041
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 12/15/27 @ 100 ................ 1,000 1,006
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 1/8/26 @ 100 .................. 1,318 1,220
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 6/10/26 @ 100 ................ 486 466
Series 2021-N1, Class B, 1.09%, 1/10/28, Callable 6/10/26 @ 100 ................ 612 580
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 6/10/26 @ 100 ................ 467 444
Series 2021-N1, Class D, 1.50%, 1/10/28, Callable 6/10/26 @ 100 ................ 543 513
Series 2021-N2, Class A2, 0.97%, 3/10/28, Callable 1/10/27 @ 100 ............... 1,061 1,010
Series 2021-N2, Class B, 0.75%, 3/10/28, Callable 1/10/27 @ 100 ................ 420 393
Series 2021-N2, Class C, 1.07%, 3/10/28, Callable 1/10/27 @ 100 ................ 412 387
Series 2021-N2, Class D, 1.27%, 3/10/28, Callable 1/10/27 @ 100 ................ 736 682
Series 2021-N3, Class A2, 1.11%, 6/12/28, Callable 3/10/27 @ 100 ............... 3,500 3,310
Series 2021-N3, Class B, 0.66%, 6/12/28, Callable 3/10/27 @ 100 ................ 747 693
Series 2021-N3, Class C, 1.02%, 6/12/28, Callable 3/10/27 @ 100 ................ 378 353
Chase Auto Owner Trust, Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 5/25/28 @
100(a) ........................................................... 5,000 5,042
Chesapeake Funding II LLC ...............................................
Series 2021-1A, Class A1, 0.47%, 4/15/33, Callable 5/15/24 @ 100(a) ............. 755 740
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 177 178
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 800 807
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 1,500 1,527
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 1,582 1,618
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 2,294 2,347

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 5/15/27 @ 100(a) ............. $ 3,000 $ 3,088
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 6/15/27 @ 100(a) ............. 3,000 3,072
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 2,000 2,011
CPS Auto Receivables Trust ...............................................
Series 2022-B, Class B, 3.88%, 8/15/28, Callable 10/15/26 @ 100(a) .............. 2,000 1,982
Series 2022-D, Class B, 6.84%, 1/16/29, Callable 12/15/26 @ 100(a) .............. 2,000 2,021
Credit Acceptance Auto Loan Trust ..........................................
Series 2020-3A, Class B, 1.77%, 12/17/29, Callable 2/15/24 @ 100(a) ............. 146 145
Series 2021-2A, Class A, 0.96%, 2/15/30, Callable 8/15/24 @ 100(a) .............. 99 99
Series 2021-3A, Class A, 1.00%, 5/15/30, Callable 11/15/24 @ 100(a) ............. 539 533
Series 2021-3A, Class B, 1.38%, 7/15/30, Callable 11/15/24 @ 100(a) ............. 1,750 1,702
Series 2021-3A, Class C, 1.63%, 9/16/30, Callable 11/15/24 @ 100(a) ............. 3,000 2,894
Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100(a) .............. 505 497
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100(a) .............. 640 614
Series 2021-4, Class C, 1.94%, 2/18/31, Callable 4/15/25 @ 100(a) ............... 1,000 953
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 4/15/26 @ 100(a) .............. 1,000 984
Series 2022-3A, Class C, 8.45%, 2/15/33 , Callable 10/15/26 @ 100(a) ............. 1,000 1,051
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 2,000 2,051
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 12/15/26 @ 100(a) ............. 4,000 4,124
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 1,895 1,955
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 4,886 5,113
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 1,000 1,039
Donlen Fleet Lease Funding 2 LLC ..........................................
Series 2, Class C, 1.20%, 12/11/34(a) ..................................... 5,000 4,847
Series 2021-2, Class B, 0.98%, 12/11/34(a) ................................ 4,423 4,306
Drive Auto Receivables Trust ..............................................
Series 2021-1, Class C, 1.02%, 6/15/27 , Callable 3/15/25 @ 100 ................. 461 459
Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 ................. 3,000 2,858
DT Auto Owner Trust ....................................................
Series 2019-4A, Class E, 3.93%, 10/15/26, Callable 4/15/24 @ 100(a) ............. 2,000 1,990
Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) .............. 2,000 1,973
Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 9/15/24 @ 100(a) .............. 1,841 1,833
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 1/15/25 @ 100(a) ............. 1,000 974
Series 2021-3A, Class C, 0.87%, 5/17/27, Callable 9/15/25 @ 100(a) .............. 2,650 2,604
Series 2022-2A, Class B, 4.22%, 1/15/27, Callable 10/15/25 @ 100(a) ............. 2,000 1,988
Series 2022-2A, Class D, 5.46%, 3/15/28, Callable 10/15/25 @ 100(a) ............. 2,000 1,974
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @ 100(a) ............ 1,500 1,531
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 6/15/28 @ 100(a) .............. 1,600 1,634
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 6/15/28 @ 100(a) .............. 1,310 1,330
Enterprise Fleet Financing LLC .............................................
Series 2021-1, Class A2, 0.44%, 12/21/26, Callable 7/20/24 @ 100(a) ............. 267 264
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 12/20/25 @ 100(a) ............. 1,383 1,375
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 2,000 2,030
Series 2023-1, Class A3, 5.42%, 10/22/29, Callable 2/20/26 @ 100(a) ............. 1,778 1,799
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 1,000 1,003
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 4,000 4,184
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 9/20/27 @ 100(a) .............. 2,000 2,014
Exeter Automobile Receivables Trust .........................................
Series 2019-3A, Class D, 3.11%, 8/15/25, Callable 4/15/24 @ 100(a) .............. 686 683
Series 2019-3A, Class E, 4.00%, 8/17/26, Callable 4/15/24 @ 100(a) .............. 1,133 1,127
Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 10/15/24 @ 100(a) ............. 1,000 984
Series 2020-2A, Class E, 7.19%, 9/15/27, Callable 2/15/25 @ 100(a) .............. 6,750 6,831
Series 2020-3A, Class F, 5.56%, 6/15/27, Callable 6/15/25 @ 100(a) .............. 1,440 1,425
Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 12/15/25 @ 100 ............... 979 969
Series 2022-2A, Class B, 3.65%, 10/15/26 ................................. 1,410 1,404
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 2/15/27 @ 100 ............... 1,000 1,010
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 8/15/27
@ 100(a) ......................................................... 3,000 3,071
Flagship Credit Auto Trust ................................................
Series 2019-2, Class D, 3.53%, 5/15/25, Callable 11/15/24 @ 100(a) .............. 1,140 1,133
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 2,765 2,678

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2020-2, Class D, 5.75%, 4/15/26, Callable 7/15/25 @ 100(a) ............... $ 4,621 $ 4,606
Series 2021-1, Class C, 0.91%, 3/15/27, Callable 3/15/26 @ 100(a) ............... 2,464 2,403
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 7/15/26 @ 100(a) ............... 2,430 2,216
Series 2021-3, Class B, 0.95%, 7/15/27, Callable 9/15/26 @ 100(a) ............... 3,300 3,194
Series 2022-2, Class B, 4.76%, 5/17/27, Callable 1/15/27 @ 100(a) ............... 2,000 1,983
Ford Credit Auto Lease Trust ..............................................
Series 2022-A, Class B, 3.81%, 8/15/25, Callable 11/15/24 @ 100 ................ 1,286 1,273
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 9/15/25 @ 100 ................ 720 718
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 1,571 1,601
Ford Credit Auto Owner Trust ..............................................
Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 2,667 2,585
Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,833
Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100(a) ............... 5,000 4,825
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 850 777
Series 2023-1, Class B, 5.29%, 8/15/35 , Callable 2/15/28 @ 100(a) ............... 822 815
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 3,000 3,001
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 7,400 7,375
Foursight Capital Automobile Receivables Trust .................................
Series 2021-1, Class C, 1.02%, 9/15/26, Callable 8/15/24 @ 100(a) ............... 570 566
Series 2021-2, Class A3, 0.81%, 5/15/26, Callable 2/15/25 @ 100(a) .............. 2 2
Series 2021-2, Class B, 1.31%, 7/15/27, Callable 2/15/25 @ 100(a) ............... 5,749 5,647
Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100(a) ............. 866 856
Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/25 @ 100(a) ............... 2,000 1,932
Series 2022-2, Class B, 5.19%, 10/15/27, Callable 11/15/25 @ 100(a) ............. 2,500 2,472
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 7/15/26 @ 100(a) ............... 1,253 1,241
Series 2023-1, Class C, 5.72%, 8/15/28, Callable 7/15/26 @ 100(a) ............... 2,000 1,990
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 11/15/27 @ 100(a) .............. 714 717
Series 2024-1, Class C, 5.77%, 11/15/29, Callable 11/15/27 @ 100(a) ............. 1,000 1,006
Series 2024-1, Class D, 6.83%, 3/15/30, Callable 11/15/27 @ 100(a) .............. 1,000 1,006
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 9/15/28 @ 100(a) ............ 3,000 3,025
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 1,660 1,666
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 9/15/28 @ 100(a) .............. 998 999
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-2A, Class D, 4.52%, 2/17/26, Callable 2/15/24 @ 100(a) .............. 3,455 3,452
Series 2019-3A, Class D, 3.84%, 5/15/26, Callable 4/15/24 @ 100(a) .............. 987 984
Series 2020-2A, Class C, 4.57%, 4/15/26, Callable 12/15/24 @ 100(a) ............. 637 634
Series 2020-2A, Class D, 7.48%, 4/15/27, Callable 12/15/24 @ 100(a) ............. 1,560 1,577
Series 2021-2A, Class C, 1.08%, 6/15/26 , Callable 12/15/25 @ 100(a) ............. 1,618 1,598
Series 2021-3A, Class C, 1.11%, 9/15/26, Callable 1/15/26 @ 100(a) .............. 3,316 3,250
Series 2021-4A, Class B, 1.53%, 4/15/26(a) ................................ 470 467
Series 2022-1A, Class B, 2.84%, 5/15/26(a) ................................ 740 735
Series 2022-2A, Class B, 4.70%, 9/15/26(a) ................................ 2,000 1,988
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 2,000 2,166
Series 2024-1A, Class B, 5.32%, 3/15/30 , Callable 11/15/28 @ 100(a) ............. 875 876
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 11/15/28 @ 100(a) ............. 1,000 998
GM Financial Automobile Leasing Trust ......................................
Series 2022-2, Class B, 4.02%, 5/20/26, Callable 10/20/24 @ 100 ................ 1,250 1,236
Series 2023-2, Class B, 5.54%, 5/20/27, Callable 12/20/25 @ 100 ................ 833 835
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26(a) ........ 2,000 1,990
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 12/15/26 @ 100(a) ............. 1,000 995
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 12/15/26 @ 100(a) ............. 4,000 3,966
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 12/15/26 @ 100(a) .............. 3,000 2,967
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 12/15/26 @ 100(a) ............. 2,625 2,590
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 1,000 961
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 4,250 4,060
Series 2022-1A, Class C, 2.63%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 4,175 3,996
Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100(a) .............. 667 665
Series 2023-1A, Class B, 6.22%, 6/25/27(a) ................................ 1,000 1,007
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 4,000 4,055

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Hertz Vehicle Financing LLC, Series 2022-4A, Class A, 3.73%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... $ 4,000 $ 3,906
JPMorgan Chase Bank NA ................................................
Series 2021-1, Class B, 0.88%, 9/25/28, Callable 5/25/25 @ 100(a) ............... 762 750
Series 2021-1, Class C, 1.02%, 9/25/28, Callable 5/25/25 @ 100(a) ............... 286 281
Series 2021-1, Class D, 1.17%, 9/25/28, Callable 5/25/25 @ 100(a) ............... 379 373
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 8/25/25 @ 100(a) .............. 319 313
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 8/25/25 @ 100(a) .............. 163 160
Series 2021-3, Class B, 0.76%, 2/26/29 , Callable 5/25/25 @ 100(a) ............... 671 649
Series 2021-3, Class D, 1.01%, 2/26/29, Callable 5/25/25 @ 100(a) ............... 1,010 976
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 11/15/25 @ 100(a) ............. 327 323
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 11/15/25 @ 100(a) ............ 5,600 5,469
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/25 @ 100(a) ............. 5,000 4,811
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 7/15/26 @ 100(a) .............. 814 813
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 7/15/26 @ 100(a) .............. 1,600 1,598
Series 2022-1A, Class C, 6.85%, 4/15/30, Callable 7/15/26 @ 100(a) .............. 2,000 2,038
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 1,200 1,205
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 6/15/27 @ 100(a) ............. 2,000 2,013
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 1,811 1,866
Series 2023-2A, Class D, 6.30%, 2/15/31 , Callable 10/15/27 @ 100(a) ............. 1,400 1,414
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 12/15/27 @ 100(a) ............ 1,820 1,873
Lobel Automobile Receivables Trust .........................................
Series 2023-1, Class A, 6.97%, 7/15/26, Callable 12/15/25 @ 100(a) .............. 2,519 2,525
Series 2023-2, Class A, 7.59%, 4/16/29, Callable 6/15/27 @ 100(a) ............... 1,726 1,746
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36(a) ................................ 4,000 4,063
Series 2023-1A, Class B, 7.25%, 5/20/36(a) ................................ 4,000 4,130
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 828 841
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 10/15/27 @ 100(a) ............ 1,690 1,692
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 4/15/28 @ 100(a) ............. 2,775 2,828
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 4/15/28 @ 100(a) .............. 2,000 2,049
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 4/15/28 @ 100(a) .............. 2,250 2,290
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 4/15/28 @ 100(a) ............. 4,500 4,599
Oscar U.S. Funding XII LLC ..............................................
Series 2021-1A, Class A3, 0.70%, 4/10/25, Callable 2/10/25 @ 100(a) ............. 410 409
Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100(a) ............. 7,500 7,185
Oscar U.S. Funding XIII LLC ..............................................
Series 2021-2A, Class A3, 0.86%, 9/10/25, Callable 6/10/25 @ 100(a) ............. 2,600 2,571
Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @ 100(a) ............. 8,100 7,676
Oscar U.S. Funding XIV LLC ..............................................
Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 4/10/26 @ 100(a) ............. 2,340 2,299
Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @ 100(a) ............. 1,400 1,334
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 4/15/26 @ 100(a) ............. 1,000 988
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 2,299 2,278
Series 2022-A , Class C, 4.83%, 12/15/28, Callable 4/15/26 @ 100(a) .............. 1,833 1,815
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 4/15/26 @ 100(a) ............... 1,412 1,416
Prestige Auto Receivables Trust ............................................
Series 2019-1A, Class D, 3.01%, 8/15/25, Callable 3/15/24 @ 100(a) .............. 3,115 3,103
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 5/15/27 @ 100(a) .............. 2,000 1,995
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 1/15/29 @ 100(a) .............. 4,000 4,124
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 1,263 1,254
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 1,579 1,581
Series 2022-A, Class D, 9.97% , 5/15/32, Callable 1/15/26 @ 100(a) ............... 835 861
Series 2022-B, Class C, 5.92%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 610 608
Series 2022-B, Class D, 6.79%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 661 660
Series 2022-B, Class E, 8 .68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 611 610
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 506 506
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 2,529 2,537

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. $ 3,165 $ 3,190
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 146 147
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 2,591 2,602
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 875 879
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 2,875 2,889
Santander Bank NA .....................................................
Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100(a) ............. 800 781
Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/25 @ 100(a) ............. 146 144
Santander Consumer Auto Receivables Trust ...................................
Series 2020-BA, Class C, 1.29%, 4/15/26, Callable 7/15/25 @ 100(a) ............. 3,696 3,669
Series 2020-BA, Class E, 4.13%, 1/15/27, Callable 7/15/25 @ 100(a) .............. 1,000 976
Santander Retail Auto Lease Trust ...........................................
Series 2021-B, Class B, 0.84%, 6/20/25, Callable 4/20/24 @ 100(a) ............... 5,000 4,975
Series 2021-C, Class B, 0.83% , 3/20/26, Callable 6/20/24 @ 100(a) ............... 1,750 1,731
Series 2021-C, Class C, 1.11%, 3/20/26, Callable 6/20/24 @ 100(a) ............... 3,438 3,380
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 2/15/28 @ 100(a) ............. 2,700 2,717
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 2/15/28 @ 100(a) ............. 2,000 2,022
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 2/15/28 @ 100(a) .............. 5,635 5,697
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 2/15/28 @ 100(a) ............. 2,730 2,740
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 2,709 2,767
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 1,260 1,269
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 4/20/28 @ 100(a) .............. 1,500 1,510
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 9/20/25 @ 100(a) ............... 3,450 3,496
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 12/20/25 @ 100(a) .............. 2,025 2,066
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 4/20/26 @ 100(a) .............. 1,500 1,520
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 4/20/26 @ 100(a) ............... 1,950 1,974
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 3,000 2,998
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 7/25/25 @ 100(a) ........ 6,484 6,526
UNIFY Auto Receivables Trust .............................................
Series 2021-1A, Class A4, 0.98%, 7/15/26, Callable 3/15/25 @ 100(a) ............. 1,841 1,812
Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 3/15/25 @ 100(a) ............. 3,000 2,897
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
5/10/26 @ 100(a) ................................................... 4,000 4,004
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 7/15/27 @ 100(a) ............. 1,000 1,001
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 7/15/27 @ 100(a) ............ 2,000 2,005
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 7/15/27 @ 100(a) .............. 2,133 2,138
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 7/15/27 @ 100 (a) .............. 2,500 2,502
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 500 510
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 8/15/29 @ 100(a) ............... 3,000 3,088
Westlake Automobile Receivables Trust .......................................
Series 2020-1A, Class E, 3.31%, 10/15/25, Callable 2/15/24 @ 100(a) ............. 3,830 3,826
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 9/15/25 @ 100(a) .............. 1,000 953
Series 2022-2A, Class B, 4.31%, 9/15/27, Callable 5/15/26 @ 100(a) .............. 800 792
Series 2022-2A, Class C, 4.85%, 9/15/27, Callable 5/15/26 @ 100(a) .............. 1,429 1,416
Series 2022-3A, Class C, 6.44%, 12/15/27, Callable 4/15/26 @ 100(a) ............. 2,000 2,015
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 8/15/26 @ 100(a) .............. 1,000 999
Series 2023-P1, Class C, 6.44%, 6/15/27, Callable 4/15/26 @ 100(a) .............. 1,200 1,216
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A, Class A, 2.47%, 10/18/36, Callable 9/18/24 @ 100(a) ............. 908 896
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 1,100 1,106
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,345 1,354
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 3,333 3,370
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 2,769 2,868
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 3,644 3,750
Wheels SPV 2 LLC, Series 2020-1A, Class A3, 0.62%, 8/20/29, Callable 3/20/24 @ 100(a) .. 1,272 1,262
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4, 3.34%, 6/15/27 1,500 1,484

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
World Omni Select Auto Trust ..............................................
Series 2020-A, Class B, 0.84%, 6/15/26, Callable 9/15/24 @ 100 ................. $ 1,384 $ 1,377
Series 2021-A, Class D, 1.44%, 11/15/27, Callable 10/15/25 @ 100 ............... 2,750 2,555
Series 2023-A, Class C, 6.00%, 1/16/29, Callable 11/15/26 @ 100 ................ 2,000 2,027
522,172
ABS Card (2.1%):
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27(a) ....................... 9,200 9,105
Evergreen Credit Card Trust ...............................................
Series 2021-1, Class A, 0.90%, 10/15/26(a) ................................ 3,500 3,392
Series 2022-CRT1, Class B, 5.61%, 7/15/26(a) .............................. 2,000 1,990
Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) .............................. 3,000 2,983
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 3,750 3,761
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 2,285 2,299
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 2,118 2,127
Golden Credit Card Trust, Series 2021-1A, Class A, 1.14%, 8/15/28(a) ................. 5,000 4,571
Master Credit Card Trust .................................................
Series 2021-1A, Class B, 0.79%, 11/21/25(a) ............................... 1,346 1,324
Series 2021-1A, Class C, 1.06%, 11/21/25(a) ............................... 4,151 4,082
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 1,200 1,200
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 821 827
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 953 958
Series 2023-3A, Class C, 7.08%, 10/21/30(a) ............................... 1,500 1,553
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 919 921
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 1,680 1,684
Synchrony Card Funding LLC, Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @
100 ............................................................. 880 862
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5 .23%, 3/26/31(a) ................................ 1,000 976
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 1,500 1,465
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 3,033 3,058
Series 2024-1A, Class B, 5.50%, 12/27/28(a) ............................... 1,000 1,000
Series 2024-1A , Class C, 5.99%, 12/27/28(a) ............................... 1,120 1,120
51,258
ABS Other (11.1%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 12/15/26 @ 100(a) ............. 448 448
Series 2023-1, Class B, 7.51%, 9/16/30 , Callable 12/15/26 @ 100(a) .............. 1,667 1,679
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24
@ 100(a) ......................................................... 5,500 4,961
AMSR Trust ..........................................................
Series 2021-SFR1, Class A, 1.95%, 6/17/38(a) .............................. 2,000 1,754
Series 2021-SFR1, Class B, 2.15%, 6/17/38(a) .............................. 2,000 1,733
Series 2021-SFR1, Class C, 2.35%, 6/17/38(a) .............................. 1,200 1,046
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 11/20/24 @ 100(a) ............. 1,240 1,212
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100(a) ............. 1,000 968
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 9/20/25 @ 100(a) ............ 954 929
Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 9/20/25 @ 100(a) .............. 4,162 3,965
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A, Class A2, 5.30%, 6/21/28, Callable 6/20/26 @ 100(a) ............. 985 984
Series 2022-2A, Class B, 5 .65%, 10/20/28, Callable 6/20/26 @ 100(a) ............. 2,000 2,010
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 5/20/27 @ 100(a) ............. 750 764
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 5/20/27 @ 100(a) ............. 1,966 2,014
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 5/20/27 @ 100(a) .............. 500 515
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,622 1,629
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 1,872 1,882
Atalaya Equipment Leasing Trust ...........................................

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100(a) ............ $ 135 $ 134
Series 2021-1A, Class B, 2.08%, 2/15/27, Callable 10/15/24 @ 100(a) ............. 2,467 2,395
Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 10/15/24 @ 100(a) ............. 2,000 1,892
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100 (a) ............. 3,000 3,057
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 1,239 1,268
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 1,200 1,242
Series 2023-1A, Class D, 7.27%, 12/16/30 , Callable 2/15/28 @ 100(a) ............. 1,000 1,027
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 4/15/27 @
100(a) ........................................................... 1,542 1,556
CARS-DB4 LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/24 @ 100(a) ..... 3,861 3,729
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 8/15/24 @ 100(a) ..... 1,862 1,671
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 2,960 2,952
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100(a) ............... 1,487 1,411
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 2,010 2,053
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 10/14/26 @ 100(a) .............. 3,556 3,644
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 10/14/27 @ 100(a) .............. 2,250 2,335
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 10/14/27 @ 100(a) .............. 1,300 1,332
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53% , 3/15/61, Callable 3/15/24 @
100(a) ........................................................... 2,827 2,545
CNH Equipment Trust, Series 2022-A, Class A3, 2.94%, 7/15/27, Callable 2/15/26 @ 100 ... 1,000 977
Conn's Receivables Funding LLC ...........................................
Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a) .............. 1,940 1,943
Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24 @ 100(a) ............... 1,972 1,975
Series 2023-A, Class B, 10.00%, 1/17/28, Callable 12/15/24 @ 100(a) ............. 2,253 2,279
Series 2024-A, Class A, 7.05%, 1/16/29, Callable 8/15/25 @ 100(a) ............... 8,000 8,001
Series 2024-A, Class B, 9.80%, 1/16/29, Callable 8/15/25 @ 100(a) ............... 5,500 5,470
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 3,149 3,144
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 1,851 1,880
Dell Equipment Finance Trust ..............................................
Series 2021-2, Class C, 0.94%, 12/22/26, Callable 4/22/24 @ 100(a) .............. 2,500 2,470
Series 2021-2, Class D, 1.21%, 6/22/27, Callable 4/22/24 @ 100(a) ............... 2,188 2,161
Series 2022-1, Class B, 2.72%, 8/23/27, Callable 8/22/24 @ 100(a) ............... 1,550 1,523
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 1,818 1,833
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 12/22/25 @ 100(a) .............. 1,100 1,114
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 12/22/25 @ 100(a) .............. 2,283 2,301
Series 2023-3, Class D, 6.75%, 10/22/29 , Callable 5/22/26 @ 100(a) .............. 1,060 1,069
Dext ABS LLC ........................................................
Series 2020-1, Class C, 3.03%, 11/15/27, Callable 9/15/24 @ 100(a) .............. 1,600 1,587
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 4/15/26 @ 100(a) ............... 5,000 4,713
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 5/15/27 @ 100(a) .............. 1,000 1,004
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ............... 5,430 5,554
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 1/15/28 @ 100(a) ............... 3,000 3,056
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 1/15/28 @ 100(a) ............... 1,666 1,622
Diamond Infrastructure Funding LLC ........................................
Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,333 2,962
Series 2021-1A, Class B, 2.36%, 4/15/49, Callable 9/20/25 @ 100(a) .............. 3,000 2,642
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) .... 3,273 2,786
Diamond Resorts Owner Trust .............................................
Series 2021-1A, Class A, 1.51%, 11/21/33, Callable 10/20/25 @ 100(a) ............ 873 827
Series 2021-1A, Class B, 2.05%, 11/21/33, Callable 10/20/25 @ 100(a) ............ 503 478
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 6/20/27 @ 100(a) ...... 2,000 2,036
DLLMT LLC ..........................................................
Series 2023-1A, Class A3, 5.34%, 3/22/27, Callable 2/20/27 @ 100(a) ............. 2,000 2,010
Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 2/20/27 @ 100(a) ............. 1,143 1,155
DLLST LLC, Series 2022-1A, Class A4, 3.69%, 9/20/28 , Callable 7/20/25 @ 100(a) ....... 3,000 2,958
FirstKey Homes Trust ....................................................
Series 2021-SFR1, Class B, 1.79%, 8/17/38(a) .............................. 3,000 2,739
Series 2021-SFR1, Class C, 1.89%, 8/17/38(a) .............................. 3,000 2,728
Series 2021-SFR2, Class B, 1.61%, 9/17/38(a) .............................. 2,308 2,092

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a) ............................. $ 1,000 $ 922
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a) ............................. 1,750 1,604
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 5,000 4,516
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class C, 5.75%, 5/15/28(a) ...... 1,597 1,592
Frontier Issuer LLC, Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) .... 1,867 1,870
FRTKL , Series 2021-SFR1, Class B, 1.72%, 9/17/38(a) ............................ 1,500 1,356
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 654 685
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 1,200 1,276
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 800 818
Greatamerica Leasing Receivables ...........................................
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,487
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 650 651
GreatAmerica Leasing Receivables, Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27
@ 100(a) ......................................................... 1,500 1,506
HPEFS Equipment Trust ..................................................
Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100(a) .............. 6,737 6,675
Series 2021-2A, Class C, 0.88%, 9/20/28, Callable 8/20/24 @ 100(a) .............. 3,408 3,375
Series 2021-2A, Class D, 1.29%, 3/20/29, Callable 8/20/24 @ 100(a) .............. 2,719 2,648
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100(a) ............. 1,200 1,183
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) .............. 735 741
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 9/20/26 @ 100(a) .............. 1,500 1,537
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 8/20/27 @ 100(a) ............. 1,138 1,143
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 2,000 1,950
Series 2023-2A, Class A4, 5.23%, 6/15/28, Callable 4/15/27 @ 100(a) ............. 1,500 1,513
M&T Equipment LEAF1 Notes, Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27
@ 100(a) ......................................................... 2,596 2,625
MMAF Equipment Finance LLC ............................................
Series 2020-BA, Class A5, 0 .85%, 4/14/42, Callable 4/14/25 @ 100(a) ............. 5,000 4,745
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,834
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 2,000 1,954
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 1,000 1,017
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 1,500 1,527
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 3/13/30 @ 100(a) .............. 519 525
MVW LLC ...........................................................
Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 10/20/26 @ 100(a) ........... 744 684
Series 2021-1WA, Class B, 1.44%, 1/22/41, Callable 10/20/26 @ 100(a) ........... 778 717
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 1/21/36, Callable 7/20/24 @ 100(a) ... 2,214 2,185
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 4,516 3,973
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 1,466 1,196
NMEF Funding LLC ....................................................
Series 2021-A, Class B, 1.85%, 12/15/27 , Callable 8/15/24 @ 100(a) .............. 2,129 2,112
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 9/15/26 @ 100(a) .............. 693 695
Series 2022-B, Class B, 7.12%, 6/15/29, Callable 9/15/26 @ 100(a) ............... 1,000 1,018
Series 2023-A, Class B, 6 .83%, 6/17/30, Callable 8/15/27 @ 100(a) ............... 1,500 1,548
NP SPE II LLC ........................................................
Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 2/20/24 @ 100(a) ............ 1,219 1,163
Series 2019-2A, Class C1, 6.44%, 11/19/49, Callable 2/19/24 @ 100(a) ............ 2,562 2,405
Pawnee Equipment Receivables LLC .........................................
Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 8/15/25 @ 100(a) .............. 613 600
Series 2021-1, Class B, 1.82%, 7/15/27, Callable 8/15/25 @ 100(a) ............... 1,637 1,569
Series 2022-1, Class A3, 5.17%, 2/15/28, Callable 6/15/26 @ 100(a) .............. 1,000 998
Series 2022-1, Class B, 5.40%, 7/17/28, Callable 6/15/26 @ 100(a) ............... 2,375 2,367
Post Road Equipment Finance LLC, Series 2022-1A, Class B, 5.15%, 1/16/29, Callable
4/15/26 @ 100(a) ................................................... 1,000 989
Progress Residential Trust .................................................
Series 2021-SFR2, Class B, 1.80%, 4/19/38(a) .............................. 6,850 6,313
Series 2021-SFR4, Class B, 1.81%, 5/17/38(a) .............................. 4,500 4,148
Series 2021-SFR5, Class B, 1.66%, 7/17/38(a) .............................. 2,400 2,173
Series 2021-SFR5, Class C, 1.81%, 7/17/38(a) .............................. 1,500 1,352
Series 2021-SFR6, Class B, 1.75%, 7/17/38, Callable 7/17/26 @ 100(a) ............ 2,813 2,573

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
SCF Equipment Leasing LLC ..............................................
Series 2019-2A, Class B, 2.76%, 8/20/26 , Callable 5/20/24 @ 100(a) .............. $ 118 $ 118
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 5/20/24 @ 100(a) .............. 1,386 1,378
Series 2020-1A, Class C, 2.60%, 8/21/28, Callable 5/20/24 @ 100(a) .............. 2,900 2,834
Series 2021-1A, Class B, 1 .37%, 8/20/29, Callable 8/20/25 @ 100(a) .............. 500 478
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 8/20/25 @ 100(a) .............. 616 578
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 8/20/29 @ 100(a) .............. 429 439
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100(a) .............. 785 806
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 1,319 1,335
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @ 100(a) .............. 857 887
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 2,813 2,963
Sierra Timeshare Receivables Funding LLC ....................................
Series 2019-1A, Class A, 3.20%, 1/20/36, Callable 3/20/24 @ 100(a) .............. 736 731
Series 2019-3A, Class A, 2.34% , 8/20/36, Callable 9/20/24 @ 100(a) .............. 1,534 1,503
Tricon Residential Trust, Series 2022-SFR1, Class B, 4.20%, 4/17/39(a) ................ 1,000 962
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 2/17/24 @
100(a) ........................................................... 994 942
Vantage Data Centers Issuer LLC ...........................................
Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 2/15/24 @ 100(a) ............. 1,434 1,412
Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 2/15/24 @ 100(a) ............. 6,500 6,044
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) ... 1,000 890
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @ 100(a) ............. 1,931 1,950
Series 2023-1A, Class B, 6.05%, 1/13/31 , Callable 3/12/27 @ 100(a) .............. 2,000 2,026
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 3/12/27 @ 100(a) .............. 749 773
Verizon Master Trust, Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) . 2,000 2,009
Volvo Financial Equipment LLC, Series 2020-1A, Class A4, 0.60%, 3/15/28, Callable 7/15/24
@ 100(a) ......................................................... 1,297 1,278
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35, Callable 2/20/24 @ 100(a) 1,294 1,291
271,505
Agency ABS Other (0.1%):
College Loan Corp. Trust, Series 2005-2, Class B, 6.11% (SOFR90A+75bps), 1/15/37,
Callable 10/15/27 @ 100(b) ........................................... 660 602
Nelnet Student Loan Trust, Series 2005-3, Class B, 5.89% (SOFR90A+54bps), 9/22/37,
Callable 3/22/24 @ 100(b) ............................................ 1,048 1,000
1,602
Total Asset-Backed Securities (Cost $855,427)
a
a
a
846,537
Collateralized Loan Obligations (0.7%)
Cash Flow CLO (0.7%):
Annisa CLO Ltd., Series 2016-2A, Class AR, 6.68% (TSFR3M+136bps), 7/20/31, Callable
4/20/24 @ 100(a)(b) ................................................. 2,687 2,688
Barrow Hanley CLO I Ltd., Series 2023-1A, Class A1, 7.62% (TSFR3M+230bps), 4/20/35,
Callable 4/20/24 @ 100(a)(b) .......................................... 2,000 2,012
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/24 @
100(a) ........................................................... 1,000 960
Palmer Square Loan Funding Ltd. ...........................................
Series 2021-1A, Class A1, 6.48% (TSFR3M+116bps), 4/20/29, Callable 4/20/24 @
100(a)(b) ......................................................... 435 435
Series 2023-1A, Class A1, 7.02% (TSFR3M+170bps), 7/20/31, Callable 7/20/24 @
100(a)(b) ......................................................... 2,726 2,734
Series 2023-1A, Class A2, 7.82% (TSFR3M+250bps), 7/20/31, Callable 7/20/24 @
100(a)(b) ......................................................... 1,000 1,001
Race Point CLO Ltd., Series 2016-10A, Class A1R, 6.69% (TSFR3M+136bps), 7/25/31,
Callable 4/25/24 @ 100(a)(b) .......................................... 3,715 3,714
Stratus CLO Ltd. .......................................................
Series 2021-3A, Class A, 6.53% (TSFR3M+121bps), 12/29/29, Callable 4/20/24 @
100(a)(b) ......................................................... 1,242 1,242

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-3A, Class B, 7.13% (TSFR3M+181bps), 12/29/29, Callable 4/20/24 @
100(a)(b) ......................................................... $ 1,643 $ 1,631
16,417
Total Collateralized Loan Obligations (Cost $16,442)
a
a
a
16,417
Collateralized Mortgage Obligations (5.4%)
Agency CMO Other (0.5%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 2,868 2,897
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 1,722 1,735
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,960 1,986
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 1,959 1,987
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 1,982 1,971
10,576
Commercial MBS (4.9%):
Aventura Mall Trust, Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(c) .................. 2,000 1,825
BBCMS Mortgage Trust, Series 2020-BID, Class C, 9 .09% (TSFR1M+375bps), 10/15/37(a)
(b) ............................................................. 2,000 1,950
BPR Trust ............................................................
Series 2021-TY, Class A, 6.50% (TSFR1M+116bps), 9/15/38(a)(b) ............... 3,731 3,681
Series 2021-TY, Class B, 6.60% (TSFR1M+126bps), 9/15/38(a)(b) ............... 750 728
Series 2021-TY, Class C, 7.15% (TSFR1M+181bps), 9/15/38(a)(b) ............... 2,712 2,644
Series 2021-TY, Class D, 7.80% (TSFR1M+246bps), 9/15/38(a)(b) ............... 1,313 1,295
Series 2022-OANA, Class B, 7.78% (TSFR1M+245bps), 4/15/37(a)(b) ............ 3,000 2,975
Series 2022-STAR, Class A, 8.57% (TSFR1M+323bps), 8/15/24(a)(b) ............. 4,000 3,996
BX Commercial Mortgage Trust ............................................
Series 2019-XL, Class C, 6.70% (TSFR1M+136bps), 10/15/36(a)(b) .............. 566 564
Series 2019-XL, Class D, 6.90% (TSFR1M+156 bps), 10/15/36(a)(b) .............. 2,601 2,591
Series 2021-VOLT, Class B, 6.40% (TSFR1M+106bps), 9/15/36(a)(b) ............. 2,500 2,459
Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .............................. 2,750 2,558
COMM Mortgage Trust ..................................................
Series 2012-CR4, Class XA, 1 .29%, 10/15/45, Callable 2/15/24 @ 100(c)(d) ........ 10,719 54
Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(c) .......... 14,610 13,899
Series 2015-PC1, Class AM, 4.29%, 7/10/50, Callable 6/10/25 @ 100(c) ........... 6,550 6,387
Series 2015-PC1, Class B, 4.42%, 7/10/50, Callable 6/10/25 @ 100(c) ............. 3,366 3,188
Series 2020-CBM, Class A2, 2.90%, 2/10/37, Callable 2/10/25 @ 100(a) ........... 5,620 5,413
Series 2020-CBM, Class B, 3.10%, 2/10/37, Callable 2/10/25 @ 100(a) ............ 5,000 4,787
Series 2020-CBM, Class C, 3.40%, 2/10/37, Callable 2/10/25 @ 100(a) ............ 6,875 6,550
CSMC Trust, Series 2021-980M, Class A, 2.39%, 7/15/31(a) ........................ 2,500 2,299
Extended Stay America Trust ..............................................
Series 2021-ESH, Class A, 6.53% (TSFR1M+119bps), 7/15/38(a)(b) .............. 1,832 1,826
Series 2021-ESH, Class B, 6.83% (TSFR1M+149bps), 7/15/38(a)(b) .............. 712 706
Series 2021-ESH, Class C, 7.15% (TSFR1M+181bps), 7/15/38(a)(b) .............. 2,290 2,266
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(c) ........ 2,400 2,334
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a) ............................. 13,110 9,268
Series 2020-UPTN, Class A, 2.75%, 2/10/37, Callable 2/10/25 @ 100(a) ........... 2,000 1,906
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 11,824 11,402
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26
@ 100 (a) ......................................................... 3,000 2,816
KNDL Mortgage Trust, Series 2019-KNSQ, Class B, 6.48% (TSFR1M+115bps), 5/15/36(a)(b) 2,000 1,988
Life Mortgage Trust, Series 2021-BMR, Class B, 6.33% (TSFR1M+99bps), 3/15/38(a)(b) ... 2,949 2,905
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 6.75% (TSFR1M+141bps),
12/15/36(a)(b) ..................................................... 3,846 2,580
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/15/40(a) ....................... 2,357 2,344
SREIT Trust, Series 2021-MFP2, Class C, 6.82% (TSFR1M +149bps), 11/15/36(a)(b) ...... 2,000 1,972
TTAN ...............................................................
Series 2021-MHC, Class B, 6.55% (TSFR1M+121bps), 3/15/38(a)(b) ............. 1,885 1,862
Series 2021-MHC, Class C, 6.80% (TSFR1M+146bps), 3/15/38(a)(b) ............. 2,538 2,500

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-MHC, Class D, 7.20% (TSFR1M+186bps), 3/15/38(a)(b) ............. $ 1,015 $ 1,000
119,518
Private CMO Other (0.0%):(e)
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 7/25/25 @ 100(a)
(c) ............................................................. 545 479
U.S. Government Agency Mortgages (0.0%):(e)
Federal National Mortgage Association, Series 2012-104, Class HC, 1.25%, 9/25/27 ....... 387 371
Total Collateralized Mortgage Obligations (Cost $140,188)
a
a
a
130,944
Shares
Preferred Stocks (0.3%)
Financials (0.3%):
Citigroup Capital XIII, 11.95%(TSFR3M+663bps), 10/30/40(b) ..................... 200,000 5,806
Total Preferred Stocks (Cost $5,470)
a
a
a
5,806
Principal Amount
(000)
Senior Secured Loans (0.1%)
Consumer Discretionary (0.0%):(e)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.07%
(SOFR03M+375bps), 10/20/27(b) ....................................... $ 1,125 1,150
Industrials (0.1%):
MasTec, Inc., Three-Year Term Loan, First Lien, 6.71% (SOFR01M+138bps), 9/1/25(b) .... 2,000 1,995
Total Senior Secured Loans (Cost $3,098)
a
a
a
3,145
Corporate Bonds (35.1%)
Communication Services (0.5%):
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 1,750 1,627
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%,
3/20/25, Callable 3/20/24 @ 100(a) ...................................... 3,234 3,210
T-Mobile US, Inc., 4.75%, 2/1/28, Callable 2/20/24 @ 101.58 ....................... 2,641 2,629
Warnermedia Holdings, Inc., 3.76%, 3/15/27, Callable 2/15/27 @ 100 ................. 4,000 3,842
11,308
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc.
1.75%, 10/1/27, Callable 8/1/27 @ 100 ................................... 2,000 1,727
3.90%, 4/15/30, Callable 1/15/30 @ 100(f) ................................. 3,145 2,809
5.95%, 3/9/28, Callable 2/9/28 @ 100 .................................... 2,500 2,491
Association of American Medical Colleges
2.27%, 10/1/25 .................................................... 4,145 3,901
2.39%, 10/1/26 .................................................... 4,275 3,917
Daimler Truck Finance North America LLC, 5.00%, 1/15/27(a) ...................... 2,000 2,013
Duke University Health System, Inc., 2.26%, 6/1/26 .............................. 700 655
Genuine Parts Co., 6.50%, 11/1/28, Callable 10/1/28 @ 100 ........................ 2,000 2,126
Howard University, 2.42%, 10/1/24 .......................................... 1,350 1,315
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 3,000 3,062
Mattel, Inc., 3 .75%, 4/1/29, Callable 4/1/24 @ 101.88(a) ........................... 3,000 2,751
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 3,296 2,982
2.00%, 3/9/26, Callable 2/9/26 @ 100(a) .................................. 4,216 3,901
Nordstrom, Inc., 2.30% , 4/8/24, Callable 2/22/24 @ 100 ........................... 6,500 6,437
QVC, Inc., 4.45%, 2/15/25, Callable 11/15/24 @ 100(f) ........................... 9,450 9,154
Tapestry, Inc.
7.00%, 11/27/26(f) .................................................. 2,000 2,063
7.35%, 11/27/28, Callable 10/27/28 @ 100 ................................. 1,500 1,573

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Toll Brothers Finance Corp., 4.88%, 3/15/27, Callable 12/15/26 @ 100 ................ $ 250 $ 248
Volkswagen Group of America Finance LLC, 6.20%, 11/16/28, Callable 10/16/28 @ 100(a)(f) 2,000 2,103
55,228
Consumer Staples (1.2%):
7-Eleven, Inc., 0.80%, 2/10/24(a) ........................................... 5,000 4,993
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 2,000 2,089
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 3,000 3,047
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75%, 12/1/31, Callable 12/1/26 @ 101.88 ................................ 1,419 1,217
5.50%, 1/15/30, Callable 1/15/25 @ 102.75 ................................ 2,669 2,610
6.50%, 4/15/29, Callable 4/15/24 @ 103.25 ................................ 1,643 1,608
Philip Morris International, Inc.
4.88%, 2/15/28, Callable 1/15/28 @ 100 .................................. 5,000 5,036
5.25%, 9/7/28, Callable 8/7/28 @ 100 .................................... 3,000 3,073
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 3,000 2,552
The J.M. Smucker Co., 5.90%, 11/15/28, Callable 10/15/28 @ 100 ................... 2,000 2,092
28,317
Energy (2.9%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 3/8/24 @ 103.81(a) .................. 1,500 1,545
Buckeye Partners LP, 4.35%, 10/15/24 , Callable 7/15/24 @ 100 ...................... 1,000 984
Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/8/24 @ 100 ................... 9,171 9,105
DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100 ................ 3,000 3,004
Devon Energy Corp., 5.25%, 10/15/27, Callable 2/20/24 @ 101.75 ................... 13,330 13,413
Energy Transfer LP
4.90%, 2/1/24 ..................................................... 5,326 5,326
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(g) ..................... 2,567 2,481
6.75% (H15T5Y+513bps), Callable 5/15/25 @ 100(b)(g) ...................... 333 327
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(b)(g) ...................... 2,300 2,223
8.00%, 4/1/29, Callable 4/1/24 @ 104(a) .................................. 750 780
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. 1,171 1,120
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 4/15/25 @ 103(a) ...... 1,333 1,294
Murphy Oil Corp., 5.88%, 12/1/27, Callable 2/22/24 @ 101.96 ...................... 3,208 3,179
Ovintiv, Inc., 5.65%, 5/15/28, Callable 4/15/28 @ 100 ............................ 2,000 2,035
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 3/8/24 @ 101.03(a) ... 8,699 8,341
Talos Production, Inc., 12.00%, 1/15/26, Callable 2/7/24 @ 103 ...................... 2,000 2,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27,
Callable 3/8/24 @ 103.25 ............................................. 7,772 7,907
Viper Energy, Inc., 5.38%, 11/1/27, Callable 2/22/24 @ 101.79(a) .................... 6,350 6,248
71,374
Financials (18.7%):
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. 3,750 3,755
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(b) .................... 4,611 4,769
Antares Holdings LP, 8.50%, 5/18/25, Callable 4/18/25 @ 100(a) ..................... 2,515 2,565
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100 ........................ 5,000 4,817
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 2/22/24 @ 101.46(a) .................. 11,245 10,840
Assurant, Inc., 6.10%, 2/27/26, Callable 1/27/26 @ 100 ........................... 7,059 7,136
Bank of America Corp.
6.10% (TSFR3M+416bps), Callable 3/17/25 @ 100(b)(f)(g) .................... 2,000 2,002
6.50% (TSFR3M+444bps), Callable 10/23/24 @ 100(b)(f)(g) ................... 1,265 1,268
Blackstone Private Credit Fund
1.75%, 9/15/24 .................................................... 3,500 3,410
2.35%, 11/22/24 .................................................... 5,000 4,857
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 3,808 3,458
4.70%, 3/24/25 .................................................... 2,000 1,975
7.05%, 9/29/25 .................................................... 2,500 2,545
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 5,000 4,945
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 2,677 2,775

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Cadence Bank
4.13% (US0003M+247bps), 11/20/29, Callable 11/20/24 @ 100(b) ............... $ 11,196 $ 10,447
4.75% (US0003M+303bps), 6/30/29, Callable 6/30/24 @ 100(b) ................. 10,000 9,897
7.25% (US0003M+454bps), 6/28/29, Callable 6/28/24 @ 100(a)(b) ............... 1,000 975
Capital One Financial Corp.
4.17% (SOFR+137bps), 5/9/25, Callable 5/9/24 @ 100(b) ...................... 2,000 1,991
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(b) ...................... 2,000 2,003
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(b) ...................... 2,000 2,061
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,000 936
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25 , Callable 5/23/24 @ 100(b) .................... 1,640 1,629
4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(b) ...................... 1,000 963
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b) .................. 6,640 6,627
Citizens Financial Group, Inc., 5.65% (H15T5Y+ 531bps), Callable 10/6/25 @ 100(b)(f)(g) .. 1,600 1,562
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a) ....................... 1,250 1,220
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a) ..................... 7,055 7,040
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 932 895
EverBank Financial Corp., 10.35% (TSFR3M+497bps), 3/15/26, Callable 3/8/24 @ 100(b) .. 5,718 5,365
F&G Global Funding, 5.15%, 7/7/25(a) ....................................... 2,000 1,972
Farm Credit Bank of Texas, 5.70% (H15T5Y+542bps), Callable 9/15/25 @ 100(a)(b)(g) .... 5,200 4,940
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(g) ........... 7,793 7,362
First American Financial Corp., 4.60%, 11/15/24 ................................ 6,000 5,939
First Citizens Bancshares, Inc., 3.38% (TSFR3M+247bps), 3/15/30, Callable 3/15/25 @ 100(b) 10,871 10,345
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 9,000 8,124
First-Citizens Bank & Trust Co., 4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @
100(b) ........................................................... 1,000 956
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 3,000 2,879
4.95%, 5/28/27, Callable 4/28/27 @ 100 .................................. 3,000 2,936
FS KKR Capital Corp.
1.65%, 10/12/24 .................................................... 2,119 2,055
3.40%, 1/15/26, Callable 12/15/25 @ 100 ................................. 4,000 3,806
4.25%, 2/14/25, Callable 1/14/25 @ 100(a) ................................ 5,600 5,494
4.63%, 7/15/24, Callable 6/15/24 @ 100(f) ................................. 2,250 2,233
Fulton Financial Corp., 3 .25% (TSFR3M+230bps), 3/15/30, Callable 3/15/25 @ 100(b) .... 9,318 8,191
GA Global Funding Trust, 1.63%, 1/15/26(a) ................................... 2,500 2,313
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................... 5,000 4,647
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100 .................... 3,000 2,904
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 10,000 9,572
Hilltop Holdings, Inc.
5.00%, 4/15/25, Callable 1/15/25 @ 100 .................................. 5,000 4,751
5.75% (TSFR3M+ 568bps), 5/15/30, Callable 5/15/25 @ 100(b) .................. 5,000 4,724
Horace Mann Educators Corp., 7.25%, 9/15/28, Callable 8/15/28 @ 100 ................ 5,000 5,429
HSB Group, Inc., 6.49% (TSFR3M+117bps), 7/15/27, Callable 3/8/24 @ 100(b) .......... 2,750 2,548
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(b)(g) .... 750 676
Hyundai Capital America
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 2,500 2,534
5.68%, 6/26/28, Callable 5/26/28 @ 100(a) ................................ 2,000 2,054
Kemper Corp.
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 2,020 1,597
4.35%, 2/15/25, Callable 11/15/24 @ 100(f) ................................ 2,684 2,642
KeyCorp., 3.88% (SOFRINDX+125bps), 5/23/25, MTN, Callable 5/23/24 @ 100(b)(f) ..... 6,715 6,656
Luther Burbank Corp., 6.50%, 9/30/24, Callable 8/31/24 @ 100(a) .................... 2,500 2,477
M&T Bank Corp.
3.50% (H15T5Y+268bps), Callable 9/1/26 @ 100(b)(g) ....................... 800 642
5.75%, 10/1/24 .................................................... 8,120 7,948
Main Street Capital Corp.
3.00% , 7/14/26, Callable 6/14/26 @ 100 .................................. 3,500 3,227
5.20%, 5/1/24 ..................................................... 11,700 11,658
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 4,500 4,441
Metropolitan Life Insurance Co., 7.88%, 2/15/24(a) .............................. 2,045 2,046
Midwest Connector Capital Co. LLC, 3.90%, 4/1/24, Callable 3/8/24 @ 100(a) ........... 12,200 12,141
Mobr-04 LLC (LOC - Compass Bank), 6.43%, 9/1/24(h) ........................... 2,750 2,750

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 3/8/24 @
101.67(f) ......................................................... $ 18,901 $ 14,337
National General Holdings Corp., 6.75%, 5/15/24(a) .............................. 4,000 4,007
New York Community Bancorp, Inc., 8.33% (TSFR3M+304bps), 11/6/28, Callable 5/6/24 @
100(b) ........................................................... 8,242 7,573
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26, Callable 4/24/26 @ 100(a) 3,000 3,028
PRA Group, Inc., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(a) ....................... 3,898 3,733
Radian Group, Inc.
4.50%, 10/1/24, Callable 7/1/24 @ 100 ................................... 6,349 6,265
6.63%, 3/15/25, Callable 9/15/24 @ 100 .................................. 3,204 3,214
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(f)(g) ...... 8,786 8,609
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 7,696 6,604
Signature Bank, 4.13% (US0003M+256bps), 11/1/29(b)(i) ......................... 7,650 3,324
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 1,622 1,511
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 6,430 5,054
Synchrony Bank, 5.40%, 8/22/25, Callable 7/22/25 @ 100(f) ........................ 3,000 2,977
Synchrony Financial
3.95%, 12/1/27, Callable 9/1/27 @ 100 ................................... 2,816 2,647
4.88%, 6/13/25, Callable 5/13/25 @ 100 .................................. 2,000 1,972
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 4,000 3,914
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29(b) ....................... 6,188 5,803
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b) . 6,000 5,312
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,530 1,428
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)
(g) ............................................................. 6,500 6,411
The Charles Schwab Corp., 5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(g) ....... 8,500 8,385
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(b) 13,590 12,848
Toyota Motor Credit Corp., 5.25%, 9/11/28 .................................... 2,000 2,057
Truist Financial Corp.
4.25%, 9/30/24 .................................................... 1,955 1,924
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(g) ....................... 8,000 7,791
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(b) ............. 2,000 2,159
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 3,000 3,162
US Bancorp
3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN ............................. 4,250 4,077
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) .................... 3,000 3,074
Webster Financial Corp.
4.00% (TSFR3M+253bps), 12/30/29 , Callable 12/30/24 @ 100(b) ................ 8,750 7,632
4.38%, 2/15/24 .................................................... 5,500 5,452
Wells Fargo & Co.
3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(b)(g) ...................... 2,000 1,874
5.90%, Callable 6/15/24 @ 100(g) ....................................... 14,391 14,366
454,861
Health Care (0.1%):
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 6/1/30, Callable 3/1/30 @
100(a) ........................................................... 2,504 2,140
Industrials (3.2%):
American Airlines Pass Through Trust
4.00%, 9/22/27 .................................................... 1,451 1,336
4.38%, 6/15/24(a) .................................................. 3,145 3,100
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a) ............. 7,495 7,469
British Airways Pass Through Trust, 4.63%, 6/20/24(a) ............................ 950 946
Concentrix Corp.
6.60%, 8/2/28, Callable 7/2/28 @ 100 .................................... 4,000 4,111
6.65%, 8/2/26, Callable 7/2/26 @ 100 .................................... 2,000 2,047
Continental Airlines Pass Through Trust, 4.00%, 10/29/24 .......................... 7,986 7,858
Daimler Trucks Finance North America LLC, 3.50%, 4/7/25 (a) ...................... 3,000 2,944
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 3,954 3,532
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 3,300 3,360
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 3,000 2,953

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 3/8/24 @ 103.25(a) ........................................... $ 7,000 $ 7,017
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a) ......... 1,500 1,461
Otis Worldwid e Corp., 5.25%, 8/16/28, Callable 7/16/28 @ 100 ...................... 3,000 3,068
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 2,100 2,169
Ryder System, Inc., 5.25%, 6/1/28, MTN, Callable 5/1/28 @ 100 ..................... 3,000 3,051
Spirit Airlines Pass Through Trust, 4.45%, 4/1/24 ................................ 8,347 8,094
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 3/6/24 @ 100(f) ................ 2,000 2,001
United Airlines Pass Through Trust
4.15%, 4/11/24 ..................................................... 4,105 4,089
4.88%, 1/15/26 .................................................... 572 559
US Airways Pass Through Trust, 3.95%, 11/15/25 ................................ 5,546 5,371
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 2,289 2,291
78,827
Information Technology (0.3%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100 ...................... 3,000 3,001
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 5,000 4,654
7,655
Materials (1.3%):
Bayport Polymers LLC, 4.74%, 4/14/27 , Callable 3/14/27 @ 100(a) ................... 5,000 4,795
Berry Global, Inc., 4.88%, 7/15/26, Callable 3/8/24 @ 101.22(a) ..................... 6,934 6,823
Celanese U.S. Holdings LLC
1.40%, 8/5/26, Callable 7/5/26 @ 100 .................................... 2,000 1,821
6.17%, 7/15/27 , Callable 6/15/27 @ 100 .................................. 2,000 2,049
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 3/8/24 @ 102.19 ................... 14,000 13,509
Nucor Corp., 3.95%, 5/23/25 ............................................... 2,000 1,972
Steel Dynamics, Inc., 5.00%, 12/15/26, Callable 3/8/24 @ 100.83 .................... 1,000 997
31,966
Real Estate (3.8%):
Boston Properties LP
3.80%, 2/1/24 ..................................................... 350 350
6.75%, 12/1/27, Callable 11/1/27 @ 100 .................................. 3,500 3,659
CBRE Services, Inc., 4.88%, 3/1/26, Callable 12/1/25 @ 100(f) ...................... 2,000 1,992
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 2,000 2,075
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 2,000 2,021
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/1/25, Callable 3/1/25 @ 100 ........... 857 853
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 1,850 1,728
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 7,534 6,930
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 3,000 3,180
Kilroy Realty LP
4.38%, 10/1/25, Callable 7/1/25 @ 100 ................................... 3,833 3,745
4.75%, 12/15/28, Callable 9/15/28 @ 100 ................................. 503 484
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 2,699 2,601
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 2,825 2,691
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 ................... 5,000 4,894
LXP Industrial Trust
4.40%, 6/15/24, Callable 3/15/24 @ 100 .................................. 4,000 3,967
6.75%, 11/15/28, Callable 10/15/28 @ 100 ................................. 3,000 3,130
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27), MTN(j) .......... 2,950 3,130
Physicians Realty LP
2.63%, 11/1/31, Callable 8/1/31 @ 100 ................................... 1,306 1,076
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 2,531 2,425
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 1,700 1,662
Realty Income Corp., 5.05%, 1/13/26, Callable 2/20/24 @ 100 ...................... 2,000 1,999
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24, Callable 9/15/24 @ 100 ................................. 2,500 2,458
6.75%, 10/15/28, Callable 9/15/28 @ 100 ................................. 3,000 3,144

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
SBA Tower Trust
1.88%, 1/15/26, Callable 1/15/25 @ 100(a) ................................ $ 3,500 $ 3,254
2.84%, 1/15/25, Callable 3/8/24 @ 100(a) ................................. 9,423 9,123
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 842 865
SITE Centers Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100 ........................ 2,250 2,210
The NHP Foundation, 5.85%, 12/1/28 , Callable 6/1/28 @ 100 ....................... 3,000 3,173
UDR, Inc.
2.95%, 9/1/26, Callable 6/1/26 @ 100, MTN ............................... 1,580 1,500
3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ............................... 3,000 2,853
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25 , Callable 3/8/24 @ 100(a) ........ 4,136 4,035
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @
100(a) ........................................................... 4,808 4,722
91,929
Utilities (0.8%):
Black Hills Corp., 5.95%, 3/15/28 , Callable 2/15/28 @ 100 ......................... 3,000 3,111
DTE Energy Co., 4.88%, 6/1/28, Callable 5/1/28 @ 100 ........................... 2,000 2,004
Florida Power & Light Co.
4.40%, 5/15/28, Callable 3/15/28 @ 100 .................................. 2,800 2,807
5.05%, 4/1/28, Callable 3/1/28 @ 100 .................................... 3,000 3,068
National Fuel Gas Co.
5.50%, 1/15/26, Callable 12/15/25 @ 100 ................................. 5,000 5,021
5.50%, 10/1/26 .................................................... 2,750 2,770
18,781
Total Corporate Bonds (Cost $869,696)
a
a
a
852,386
Yankee Dollars (6.4%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd., 5.00%, 10/1/25(a) ..................................... 2,087 2,047
Consumer Staples (0.3%):
BAT International Finance PLC
4 .45%, 3/16/28, Callable 2/16/28 @ 100 .................................. 4,000 3,909
5.93%, 2/2/29, Callable 1/2/29 @ 100 .................................... 2,000 2,075
Imperial Brands Finance PLC, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a) .............. 1,075 1,057
7,041
Energy (0.9%):
Enbridge, Inc., 5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(b) ........... 4,400 4,117
Harbour Energy PLC, 5.50%, 10/15/26, Callable 3/8/24 @ 102.75(a) .................. 5,396 5,290
TransCanada PipeLines Ltd., 6.20%, 3/9/26, Callable 3/9/24 @ 100 ................... 2,000 2,000
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 3,000 2,951
7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ............................... 7,333 7,789
22,147
Financials (2.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24 ............ 5,000 4,995
Avolon Holdings Funding Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a) ............. 10,000 9,687
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300bps), 10/1/28(a)(b) .................................. 7,630 7,946
7.53% (H15T5Y+300bps), 10/1/28(b)(f) .................................. 4,199 4,373
Barclays PLC
6.49% (SOFR+222bps), 9/13/29 , Callable 9/13/28 @ 100(b) .................... 3,000 3,133
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(b) .................. 2,000 2,065
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100 ............... 2,000 1,864
Beazley Insurance DAC
5 .50%, 9/10/29 .................................................... 2,849 2,674
5.88%, 11/4/26 ..................................................... 900 880
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(g) ........ 7,000 6,846

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Lloyds Banking Group PLC
4.58%, 12/10/25 .................................................... $ 1,000 $ 984
5.99% (H15T1Y+ 148bps), 8/7/27, Callable 8/7/26 @ 100(b) .................... 2,000 2,030
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 2,000 1,930
NatWest Group PLC
5.13%, 5/28/24 .................................................... 1,091 1,087
7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100 (b) ................ 1,500 1,554
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(b) . 2,251 2,161
Santander UK Group Holdings PLC, 6.53% (SOFR+260bps), 1/10/29, Callable 1/10/28 @
100(b) ........................................................... 4,000 4,148
Standard Chartered PLC
6.19% (H15T1Y+185bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................. 2,000 2,033
6.30% (H15T1Y+245bps), 1/9/29, Callable 1/9/28 @ 100(a)(b)(f) ................ 2,000 2,057
62,447
Health Care (0.0%):(e)
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 1,617 1,516
Industrials (1.2%):
Air Canada Pass Through Trust, 4.13%, 5/15/25(a) ............................... 12,526 12,158
Avolon Holdings Funding Ltd.
3.95%, 7/1/24, Callable 6/1/24 @ 100(a) .................................. 5,000 4,954
5.25%, 5/15/24(a) .................................................. 813 812
Element Fleet Management Corp.
1.60%, 4/6/24, Callable 3/8/24 @ 100(a) .................................. 3,750 3,719
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 3,000 3,118
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 5,000 4,655
29,416
Information Technology (0.1%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 3,677 3,818
Materials (1.0%):
Alcoa Nederland Holding BV, 5.50%, 12/15/27, Callable 3/8/24 @ 102.75(a) ............ 4,333 4,267
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 3,500 3,035
Endeavour Mining PLC, 5.00%, 10/14/26, Callable 3/8/24 @ 102.5(a) ................. 1,500 1,381
OCI NV, 4.63%, 10/15/25, Callable 3/8/24 @ 101.16(a) ........................... 6,540 6,398
Syngenta Finance NV, 4.89%, 4/24/25, Callable 2/24/25 @ 100(a) .................... 5,839 5,767
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a) .............. 3,200 3,149
23,997
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 4,390 4,168
Total Yankee Dollars (Cost $155,542)
a
a
a
156,597
Municipal Bonds (3.2%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 2,000 2,026
Arizona (0.1%):
Arizona Board of Regents, 0.77%, 6/1/24 ...................................... 1,500 1,477
City of Tempe Certificate of Participation, 0.62%, 7/1/24 ........................... 2,500 2,451
3,928
California (0.3%):
California Statewide Communities Development Authority Revenue
1 .03%, 4/1/24 ..................................................... 1,250 1,239
1.31%, 4/1/25 ..................................................... 915 871
2.15%, 11/15/30, Continuously Callable @100 .............................. 3,795 3,443

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30 ............ $ 2,215 $ 2,007
7,560
Colorado (0.2%):
City of Loveland Co. Electric & Communications Enterprise Revenue, 2.97%, 12/1/24 ..... 2,280 2,239
Colorado Health Facilities Authority Revenue
Series B, 2.50%, 11/1/24 .............................................. 1,250 1,222
Series B, 2.80%, 12/1/26 ............................................. 515 483
3,944
Florida (0.3%):
Hillsborough County IDA Revenue
2.01%, 8/1/24 ..................................................... 5,000 4,902
2.16%, 8/1/25 ..................................................... 2,910 2,772
7,674
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24 .................................................... 1,850 1,804
2.32%, 12/1/25 .................................................... 3,215 3,081
4,885
Illinois (0.2%):
State of Illinois Sales Tax Revenue
Series B, 0.94%, 6/15/24 ............................................. 3,500 3,436
Series B, 1.25%, 6/15/25 ............................................. 2,500 2,369
5,805
Indiana (0.2%):
Indiana Finance Authority Revenue
2.66%, 3/1/25 ..................................................... 1,675 1,632
2.76%, 3/1/26 ..................................................... 1,850 1,779
Series B, 1.99%, 11/15/24 ............................................. 350 340
Series B, 2.45%, 11/15/25 ............................................. 360 341
4,092
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25 ..................................................... 2,780 2,663
1.89%, 1/1/26 ..................................................... 4,135 3,813
6,476
Michigan (0.1%):
Michigan Finance Authority Revenue
2.31%, 12/1/24 .................................................... 895 874
Series A-1, 2.33%, 6/1/30 ............................................. 1,256 1,249
2,123
New Jersey (0.4%):
City of Orange Township, GO, Series B, 5.50%, 3/22/24 ........................... 3,555 3,552
Franklin Township Board of Education/Somerset County, GO, 0.65%, 2/1/24 ............ 655 655
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24 ..................................................... 1,180 1,167
2.59%, 6/1/25 ..................................................... 1,000 969
South Jersey Transportation Authority Revenue, Series B, 2.20%, 11/1/25 ............... 3,515 3,357
9,700
New York (0.1%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, Series B, 3.35%, 11/1/25 635 616
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25 ................. 1,000 975
1,591
Oregon (0.1%):
Medford Hospital Facilities Authority Revenue, Series B, 1.83%, 8/15/24 ............... 1,700 1,664
Pennsylvania (0.4%):
County of Bucks PA, GO, 0.98%, 6/1/24 ...................................... 2,025 1,996
Montgomery County IDA Revenue, Series D, 2.60%, 11/15/24 ...................... 4,050 3,964
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24)(j) .............................. 2,805 2,782
Series B, 3.15%, 6/15/34, (Put Date 6/15/24)(j) .............................. 1,415 1,403
10,145

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
South Dakota (0.0%):(e)
South Dakota Health & Educational Facilities Authority Revenue, Series B, 2.38%, 7/1/24 .. $ 1,350 $ 1,330
Texas (0.1%):
Central Texas Regional Mobility Authority Revenue
Series C, 1.45%, 1/1/25 .............................................. 400 385
Series D, 1.80%, 1/1/25 .............................................. 750 726
Dallas Fort Worth International Airport, Series C, 1.23%, 11/1/24 ..................... 750 728
San Antonio Education Facilities Corp. Revenue
1.74%, 4/1/25 ..................................................... 505 478
1.99%, 4/1/26 ..................................................... 860 787
2.19%, 4/1/27 ..................................................... 525 466
3,570
Wisconsin (0.1%):
Public Finance Authority Revenue
Series S, 1.14%, 2/1/24 ............................................... 1,445 1,445
Series S, 1.48%, 2/1/25 ............................................... 820 769
2,214
Total Municipal Bonds (Cost $81,433)
a
a
a
78,727
U.S. Government Agency Mortgages (0.2%)
Federal Home Loan Mortgage Corporation
4.19% (RFUCCT1Y+163bps), 4/1/35(b) .................................. 93 92
5.50%, 10/1/38 .................................................... 1,822 1,841
1,933
Federal National Mortgage Association
2.50%, 4/1/27 - 8/1/27 ............................................... 3,744 3,621
5.50%, 6/1/24 ..................................................... —(k) –(k)
3,621
Total U.S. Government Agency Mortgages (Cost $5,633)
a
a
a
5,554
U.S. Treasury Obligations (8.1%)
U.S. Treasury Notes
0.38%, 7/15/24 .................................................... 5,000 4,893
0.38%, 8/15/24 .................................................... 15,000 14,627
0.50%, 8/31/27 .................................................... 38,000 33,666
1.63%, 8/15/29 .................................................... 39,000 34,722
2.50%, 5/31/24 .................................................... 3,000 2,973
3.00%, 7/31/24 .................................................... 10,000 9,895
3.00%, 7/15/25 .................................................... 5,000 4,899
3.88%, 1/15/26 .................................................... 7,000 6,953
4.00%, 6/30/28 .................................................... 31,000 31,129
4.13%, 8/31/30 .................................................... 29,000 29,335
4.25%, 10/15/25 .................................................... 6,000 5,992
4.50%, 11/30/24 .................................................... 8,000 7,973
4.63%, 9/15/26 .................................................... 9,000 9,122
Total U.S. Treasury Obligations (Cost $192,624)
a
a
a
196,179
Commercial Paper (5.2%)
Consumer Discretionary (0.7%):
AutoNation, Inc.
5.85%, 2/1/24(a)(l) .................................................. 11,800 11,798
5.75%, 2/6/24(a)(l) .................................................. 5,000 4,995
16,793
Energy (0.5%):
Marathon Oil Corp., 5.42%, 2/2/24(a)(l) ....................................... 5,000 4,999
Ovintiv, Inc., 6.17%, 2/20/24(a)(l) ........................................... 5,000 4,983

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Western Midstream Operating LP, 6.22%, 2/21/24(a)(l) ............................ $ 3,000 $ 2,989
12,971
Financials (0.2%):
Nissan Motor Acceptance, 5.74%, 2/8/24(a)(l) .................................. 5,000 4,994
Industrials (1.8%):
Aviation Capital Group LLC, 5.50%, 2/1/24(a)(l) ................................ 9,000 8,999
Global Payments, Inc.
5.99%, 2/5/24(a)(l) .................................................. 1,500 1,499
6.02%, 2/8/24(a)(l) .................................................. 10,000 9,987
6.10%, 2/12/24(a) (l) ................................................. 5,700 5,688
Quanta Services, Inc., 5.71%, 2/2/24(a)(l) ..................................... 7,800 7,797
Stanley Black Decker
5.40%, 2/2/24(a)(l) .................................................. 2,100 2,099
5.43%, 2/9/24(a)(l) .................................................. 5,300 5,293
5.46%, 2/20/24(a)(l) ................................................. 3,700 3,689
45,051
Information Technology (0.6%):
Jabil, Inc.
6.07%, 2/2/24(a)(l) .................................................. 4,000 3,999
6.08%, 2/6/24(a)(l) .................................................. 2,000 1,998
6.09%, 2/7/24(a)(l) .................................................. 5,200 5,194
6.10%, 2/13/24(a)(l) ................................................. 2,900 2,893
14,084
Materials (1.2%):
FMC Corp.
6.06%, 2/5/24(a)(l) .................................................. 10,580 10,571
6.07%, 2/9/24(a)(l) .................................................. 3,000 2,995
6.08%, 2/14/24(a)(l) ................................................. 3,000 2,993
6.09%, 2/20/24(a)(l) ................................................. 3,000 2,990
6.09%, 2/21/24(a)(l) ................................................. 4,400 4,384
International Flavors Fragnance, 5.53%, 2/20/24(a)(l) ............................. 5,000 4,985
28,918
Utilities (0.2%):
The AES Corp., 5.90%, 2/1/24(a)(l) .......................................... 4,000 3,999
Total Commercial Paper (Cost $126,828)
a
a
a
126,810
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.22%(m) ....... 3,690,168 3,691
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.27%(m) ........... 3,690,168 3,690
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(m) ............... 3,690,168 3,690
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.21%(m) 3,690,168 3,690
Total Collateral for Securities Loaned (Cost $14,761)
a
a
a
14,761
Total Investments (Cost $2,467,142) — 100.1% 2,433,863
Liabilities in excess of other assets — (0.1)% (1,235)
NET ASSETS - 100.00% $ 2,432,628
At January 31, 2024, the Fund's investments in foreign securities were 10.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$1,335,017 (thousands) and amounted to 54.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.

Victory Portfolios III
Victory Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) Put Bond.
(k) Rounds to less than $1 thousand.
(l) Rate represents the effective yield at January 31, 2024.
(m) Rate disclosed is the daily yield on January 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  January 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of January 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of January 31, 2024.
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Communication Services (4.9%):
Alphabet, Inc. , Class A (a) ................................................. 156,333 $ 21,902
AT&T, Inc. ........................................................... 259,303 4,587
Comcast Corp. , Class A .................................................. 142,080 6,612
Match Group, Inc. (a) .................................................... 81,869 3,142
Meta Platforms, Inc. , Class A (a) ............................................ 9,181 3,582
Nexstar Media Group, Inc. ................................................ 14,144 2,514
Playtika Holding Corp. (a) ................................................. 244,998 1,769
TKO Group Holdings, Inc. ................................................ 116,400 9,742
Verizon Communications, Inc. .............................................. 148,579 6,292
60,142
Consumer Discretionary (5.4%):
Amazon.com, Inc. (a) .................................................... 17,800 2,763
AutoNation, Inc. (a) ..................................................... 19,832 2,770
Best Buy Co., Inc. ...................................................... 56,232 4,076
Ford Motor Co. ........................................................ 266,025 3,118
LKQ Corp. ........................................................... 278,895 13,016
Lowe's Cos., Inc. ....................................................... 24,637 5,244
Mattel, Inc. (a) ......................................................... 309,600 5,539
Penske Automotive Group, Inc. ............................................. 9,827 1,458
PulteGroup, Inc. ........................................................ 52,438 5,483
Tapestry, Inc. .......................................................... 157,670 6,116
The Home Depot, Inc. ................................................... 17,585 6,207
Ulta Beauty, Inc. (a) ..................................................... 6,347 3,186
Williams-Sonoma, Inc. ................................................... 13,527 2,616
Yum! Brands, Inc. ...................................................... 34,361 4,449
66,041
Consumer Staples (6.4%):
Altria Group, Inc. ....................................................... 142,258 5,708
Archer-Daniels-Midland Co. ............................................... 44,262 2,460
Colgate-Palmolive Co. ................................................... 62,927 5,299
Keurig Dr. Pepper, Inc. ................................................... 505,592 15,896
Mondelez International, Inc. , Class A ......................................... 167,200 12,585
Philip Morris International, Inc. ............................................. 72,461 6,583
Sysco Corp. ........................................................... 62,881 5,089
Target Corp. .......................................................... 17,235 2,397
The Kroger Co. ........................................................ 68,734 3,171
The Procter & Gamble Co. ................................................ 45,030 7,076
US Foods Holding Corp. (a) ................................................ 268,600 12,358
78,622
Energy (6.1%):
APA Corp. ............................................................ 59,585 1,867
Chevron Corp. ......................................................... 53,800 7,932
ConocoPhillips ........................................................ 56,681 6,341
Devon Energy Corp. ..................................................... 128,800 5,412
Enterprise Products Partners LP ............................................. 393,424 10,528
EOG Resources, Inc. .................................................... 24,824 2,825
Exxon Mobil Corp. ..................................................... 135,168 13,897
Marathon Oil Corp. ..................................................... 563,218 12,869
Marathon Petroleum Corp. ................................................ 37,743 6,250
Valero Energy Corp. ..................................................... 43,222 6,003
73,924
Financials (22.2%):
Affiliated Managers Group, Inc. ............................................ 31,641 4,709
American Express Co. ................................................... 51,872 10,413
American Financial Group, Inc. ............................................. 18,691 2,250
American International Group, Inc. .......................................... 73,380 5,101
Ameriprise Financial, Inc. ................................................. 19,762 7,645
Brown & Brown, Inc. .................................................... 50,100 3,886

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Capital One Financial Corp. ............................................... 37,687 $ 5,100
Cboe Global Markets, Inc. ................................................ 45,900 8,439
Cincinnati Financial Corp. ................................................ 32,269 3,575
Citigroup, Inc. ......................................................... 314,200 17,649
Corebridge Financial, Inc. ................................................. 135,862 3,284
Credit Acceptance Corp. (a) (b) .............................................. 6,022 3,258
Discover Financial Services ............................................... 50,695 5,349
East West Bancorp, Inc. .................................................. 52,172 3,799
Evercore, Inc. ......................................................... 35,674 6,126
Fairfax Financial Holdings Ltd. ............................................. 24,900 25,959
Fidelity National Financial, Inc. ............................................ 137,728 6,890
FleetCor Technologies, Inc. (a) .............................................. 35,100 10,177
JPMorgan Chase & Co. .................................................. 161,105 28,090
Mastercard, Inc. , Class A ................................................. 11,988 5,385
MetLife, Inc. .......................................................... 74,226 5,145
MGIC Investment Corp. .................................................. 197,148 3,911
PayPal Holdings, Inc. (a) .................................................. 43,456 2,666
Popular, Inc. .......................................................... 55,794 4,768
Primerica, Inc. ......................................................... 10,343 2,422
SEI Investments Co. ..................................................... 94,611 5,983
Synchrony Financial ..................................................... 154,138 5,991
T. Rowe Price Group, Inc. ................................................. 45,339 4,917
The Goldman Sachs Group, Inc. ............................................ 62,237 23,900
The Hartford Financial Services Group, Inc. .................................... 27,117 2,358
The PNC Financial Services Group, Inc. ...................................... 64,400 9,738
The Progressive Corp. ................................................... 129,600 23,101
The Travelers Cos., Inc. .................................................. 5,960 1,260
Visa, Inc. , Class A ...................................................... 14,802 4,045
W.R. Berkley Corp. ..................................................... 50,551 4,139
271,428
Health Care (16.6%):
AbbVie, Inc. .......................................................... 97,831 16,083
Agilent Technologies, Inc. ................................................. 30,565 3,977
Amgen, Inc. ........................................................... 13,672 4,297
Biogen, Inc. (a) ......................................................... 10,469 2,582
Bristol-Myers Squibb Co. ................................................. 97,561 4,768
CVS Health Corp. ...................................................... 66,686 4,959
Elevance Health, Inc. .................................................... 14,044 6,930
GE HealthCare Technologies, Inc. ........................................... 78,400 5,751
Gilead Sciences, Inc. .................................................... 114,304 8,945
HCA Healthcare, Inc. .................................................... 20,366 6,210
Hologic, Inc. (a) ........................................................ 61,566 4,583
Humana, Inc. .......................................................... 18,519 7,001
IDEXX Laboratories, Inc. (a) ............................................... 7,227 3,723
Johnson & Johnson ..................................................... 112,472 17,872
Laboratory Corp. of America Holdings ........................................ 12,959 2,881
McKesson Corp. ....................................................... 15,900 7,948
Medtronic PLC ........................................................ 176,744 15,472
Merck & Co., Inc. ...................................................... 246,958 29,828
Pfizer, Inc. ............................................................ 177,122 4,796
Quest Diagnostics, Inc. ................................................... 24,945 3,204
Regeneron Pharmaceuticals, Inc. (a) .......................................... 4,955 4,671
Royalty Pharma PLC , Class A .............................................. 120,755 3,428
The Cigna Group ....................................................... 55,731 16,772
UnitedHealth Group, Inc. ................................................. 26,538 13,581
Universal Health Services, Inc. , Class B ....................................... 15,697 2,493
202,755
Industrials (14.4%):
3M Co. .............................................................. 61,835 5,834
Advanced Drainage Systems, Inc. ........................................... 25,481 3,323
Builders FirstSource, Inc. (a) ............................................... 42,730 7,424

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
CACI International, Inc. , Class A (a) ......................................... 5,842 $ 2,008
Caterpillar, Inc. ........................................................ 24,817 7,453
Cintas Corp. .......................................................... 9,073 5,485
Cummins, Inc. ......................................................... 18,899 4,523
Eaton Corp. PLC ....................................................... 22,600 5,561
Expeditors International of Washington, Inc. .................................... 34,514 4,360
Fastenal Co. ........................................................... 46,635 3,182
FedEx Corp. .......................................................... 48,892 11,797
General Dynamics Corp. .................................................. 38,000 10,070
Honeywell International, Inc. .............................................. 12,669 2,562
Johnson Controls International PLC .......................................... 124,800 6,576
Leidos Holdings, Inc. .................................................... 133,100 14,704
Lockheed Martin Corp. ................................................... 6,609 2,838
ManpowerGroup, Inc. ................................................... 49,276 3,653
Masco Corp. .......................................................... 69,861 4,701
MSC Industrial Direct Co., Inc. ............................................. 33,149 3,271
Otis Worldwide Corp. .................................................... 69,621 6,157
Owens Corning ........................................................ 45,156 6,843
PACCAR, Inc. ......................................................... 72,650 7,293
Parker-Hannifin Corp. ................................................... 15,100 7,014
RTX Corp. ............................................................ 101,367 9,237
Sensata Technologies Holding PLC .......................................... 248,900 9,003
The Timken Co. ........................................................ 55,722 4,564
Union Pacific Corp. ..................................................... 9,844 2,401
United Parcel Service, Inc. , Class B .......................................... 27,127 3,849
United Rentals, Inc. ..................................................... 9,997 6,252
W.W. Grainger, Inc. ..................................................... 3,624 3,246
175,184
Information Technology (9.9%):
Accenture PLC , Class A .................................................. 14,641 5,328
Adobe, Inc. (a) ......................................................... 5,981 3,695
Amdocs Ltd. .......................................................... 32,800 3,007
Amphenol Corp. , Class A ................................................. 95,500 9,655
Analog Devices, Inc. .................................................... 32,700 6,290
Applied Materials, Inc. ................................................... 88,899 14,606
Autodesk, Inc. (a) ....................................................... 23,328 5,921
Cadence Design Systems, Inc. (a) ............................................ 14,466 4,173
Cisco Systems, Inc. ..................................................... 183,307 9,198
Cognizant Technology Solutions Corp. , Class A ................................. 49,529 3,820
DocuSign, Inc. (a) ....................................................... 80,492 4,904
International Business Machines Corp. ........................................ 19,702 3,618
Microchip Technology, Inc. ................................................ 70,511 6,006
Qorvo, Inc. (a) ......................................................... 28,645 2,857
QUALCOMM, Inc. ..................................................... 45,436 6,748
Salesforce, Inc. (a) ...................................................... 28,200 7,927
Skyworks Solutions, Inc. ................................................. 38,673 4,040
Texas Instruments, Inc. ................................................... 24,713 3,957
VeriSign, Inc. (a) ........................................................ 19,114 3,801
Zebra Technologies Corp. (a) ............................................... 31,000 7,426
Zoom Video Communications, Inc. , Class A (a) .................................. 57,962 3,745
120,722
Materials (4.1%):
CF Industries Holdings, Inc. ............................................... 46,192 3,488
Dow, Inc. ............................................................ 86,097 4,615
Louisiana-Pacific Corp. .................................................. 50,857 3,384
LyondellBasell Industries NV , Class A ........................................ 46,875 4,412
Nucor Corp. ........................................................... 33,199 6,206
Olin Corp. ............................................................ 89,545 4,663
PPG Industries, Inc. ..................................................... 61,700 8,702
Sealed Air Corp. ....................................................... 278,529 9,623

Victory Portfolios III
Victory Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description Shares
Value
(000)
Steel Dynamics, Inc. ..................................................... 38,770 $ 4,679
49,772
Real Estate (4.0%):
Alexandria Real Estate Equities, Inc. ......................................... 27,165 3,284
AvalonBay Communities, Inc. .............................................. 23,227 4,158
Brixmor Property Group, Inc. .............................................. 125,478 2,816
Equity LifeStyle Properties, Inc. ............................................ 129,300 8,752
Healthpeak Properties, Inc. ................................................ 208,554 3,858
Invitation Homes, Inc. ................................................... 238,300 7,847
Prologis, Inc. .......................................................... 52,543 6,657
Realty Income Corp. .................................................... 84,205 4,580
Ventas, Inc. ........................................................... 55,018 2,552
VICI Properties, Inc. .................................................... 145,962 4,397
48,901
Utilities (4.8%):
Constellation Energy Corp. ................................................ 43,699 5,331
DTE Energy Co. ....................................................... 54,456 5,741
Duke Energy Corp. ...................................................... 60,153 5,765
Evergy, Inc. ........................................................... 87,047 4,419
Exelon Corp. .......................................................... 274,300 9,548
National Fuel Gas Co. ................................................... 54,905 2,589
NRG Energy, Inc. ....................................................... 76,503 4,058
Vistra Corp. ........................................................... 504,369 20,694
58,145
Total Common Stocks (Cost $999,530)
a
a
a
1,205,636
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (d) ........ 14,150 15
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (d) ............ 14,150 14
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 14,150 14
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (d) . 14,150 14
Total Collateral for Securities Loaned (Cost $57)
a
a
a
57
Total Investments (Cost $999,587) — 98.8% 1,205,693
Other assets in excess of liabilities — 1.2% 14,870
NET ASSETS - 100.00% $ 1,220,563
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on January 31, 2024.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
January 31, 2024
Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Asset-Backed Securities (22.9%)
ABS Auto (14.6%):
American Credit Acceptance Receivables Trust .................................
Series 2020-4 , Class E , 3 .65% , 12/14/26 , Callable 4/13/24 @ 100 (a) .............. $ 667 $ 664
Series 2022-1 , Class C , 2 .12% , 3/13/28 , Callable 5/13/25 @ 100 (a) ............... 347 344
ARI Fleet Lease Trust , Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 4/15/25 @ 100 (a) . 179 178
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2018-2A , Class B , 4 .27% , 3/20/25 , Callable 4/20/24 @ 100 (a) .............. 205 205
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 500 495
Series 2019-2A , Class D , 3 .04% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 250 245
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 750 768
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 6/10/26 @ 100 ................ 175 167
Series 2021-N2 , Class C , 1 .07% , 3/10/28 , Callable 1/10/27 @ 100 ................ 103 97
Series 2021-N4 , Class A1 , 0 .83% , 9/11/28 , Callable 3/10/27 @ 100 ............... 74 73
Chesapeake Funding II LLC ...............................................
Series 2020-1A , Class A2 , 6 .11% ( SOFR30A + 76 bps ) , 8/15/32 , Callable 2/15/24 @
100 (a) (b) ......................................................... 84 84
Series 2023-1A , Class A1 , 5 .65% , 5/15/35 , Callable 3/15/26 @ 100 (a) ............. 407 409
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 132 132
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 150 151
Series 2023-2A , Class A2 , 6 .45% ( SOFR30A + 110 bps ) , 10/15/35 , Callable 7/15/26 @
100 (a) (b) ......................................................... 932 940
CPS Auto Receivables Trust ...............................................
Series 2022-B , Class A , 2 .88% , 6/15/26 (a) ................................. 115 114
Series 2022-D , Class A , 6 .09% , 1/15/27 , Callable 12/15/26 @ 100 (a) .............. 279 279
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 12/15/26 @ 100 (a) .............. 500 505
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-2A , Class A , 0 .96% , 2/15/30 , Callable 8/15/24 @ 100 (a) .............. 25 25
Series 2021-3A , Class A , 1 .00% , 5/15/30 , Callable 11/15/24 @ 100 (a) ............. 81 80
Series 2023-1A , Class A , 6 .48% , 3/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000 1,016
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 500 513
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 750 764
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 474 489
Drive Auto Receivables Trust , Series 2021-3 , Class C , 1 .47% , 1/15/27 , Callable 11/15/25 @
100 ............................................................. 475 466
DT Auto Owner Trust ....................................................
Series 2019-4A , Class E , 3 .93% , 10/15/26 , Callable 4/15/24 @ 100 (a) ............. 750 746
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 9/15/24 @ 100 (a) .............. 843 839
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 1/15/25 @ 100 (a) ............. 300 292
Series 2021-4A , Class B , 1 .02% , 5/15/26 , Callable 12/15/25 @ 100 (a) ............. 208 207
Series 2021-4A , Class C , 1 .50% , 9/15/27 , Callable 12/15/25 @ 100 (a) ............. 250 242
Series 2022-1A , Class B , 2 .43% , 9/15/26 , Callable 11/15/25 @ 100 (a) ............. 527 525
Series 2022-1A , Class C , 2 .96% , 11/15/27 , Callable 11/15/25 @ 100 (a) ............ 500 491
Ent Auto Receivables Trust , Series 2023-1A , Class A3 , 6 .24% , 1/16/29 , Callable 6/15/28 @
100 (a) ........................................................... 750 761
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 12/20/25 @ 100 (a) ............. 166 165
Series 2022-4 , Class A2 , 5 .76% , 10/22/29 , Callable 6/20/26 @ 100 (a) ............. 627 630
Exeter Automobile Receivables Trust .........................................
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 10/15/24 @ 100 (a) ............. 500 492
Series 2020-3A , Class F , 5 .56% , 6/15/27 , Callable 6/15/25 @ 100 (a) .............. 750 742
Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable 12/15/25 @ 100 ............... 245 242
Series 2021-4A , Class C , 1 .46% , 10/15/27 , Callable 2/15/26 @ 100 ............... 465 457
Series 2022-1A , Class B , 2 .18% , 6/15/26 .................................. 101 101
Series 2022-5A , Class A3 , 5 .43% , 4/15/26 ................................. 219 219
Series 2023-4A , Class B , 6 .31% , 10/15/27 ................................. 1,000 1,010
Flagship Credit Auto Trust , Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) 214 214
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 9/15/25 @
100 ............................................................. 300 299
Ford Credit Auto Owner Trust , Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @
100 (a) ........................................................... 250 228
Foursight Capital Automobile Receivables Trust .................................

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2021-2 , Class B , 1 .31% , 7/15/27 , Callable 2/15/25 @ 100 (a) ............... $ 821 $ 806
Series 2022-2 , Class A2 , 4 .49% , 3/16/26 , Callable 11/15/25 @ 100 (a) ............. 77 77
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable 2/15/24 @ 100 (a) .............. 1,219 1,218
Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 4/15/24 @ 100 (a) .............. 494 492
Series 2021-2A , Class C , 1 .08% , 6/15/26 , Callable 12/15/25 @ 100 (a) ............. 243 240
Series 2021-3A , Class C , 1 .11% , 9/15/26 , Callable 1/15/26 @ 100 (a) .............. 663 650
GMF Floorplan Owner Revolving Trust , Series 2019-2 , Class C , 3 .30% , 4/15/26 (a) ........ 1,000 995
GTE Auto Receivables Trust , Series 2023-1 , Class A2 , 5 .65% , 8/17/26 (a) ............... 364 364
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class A , 1 .21% , 12/26/25 (a) ............................... 1,500 1,455
Series 2021-1A , Class B , 1 .56% , 12/26/25 (a) ............................... 500 484
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 5/25/25 @ 100 (a) ............... 48 47
Series 2021-1 , Class C , 1 .02% , 9/25/28 , Callable 5/25/25 @ 100 (a) ............... 95 94
Series 2021-1 , Class D , 1 .17% , 9/25/28 , Callable 5/25/25 @ 100 (a) ............... 48 47
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 8/25/25 @ 100 (a) .............. 35 34
Series 2021-2 , Class C , 0 .97% , 12/26/28 , Callable 8/25/25 @ 100 (a) .............. 119 117
Series 2021-3 , Class C , 0 .86% , 2/26/29 , Callable 5/25/25 @ 100 (a) ............... 117 113
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 750 732
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 594 572
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 7/15/26 @ 100 (a) .............. 305 305
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 300 301
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 6/15/27 @ 100 (a) ............. 1,000 1,007
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 10/15/27 @ 100 (a) ............. 750 747
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 12/15/27 @ 100 (a) ............. 1,000 1,019
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable
12/15/25 @ 100 (a) .................................................. 504 505
Merchants Fleet Funding LLC , Series 2023-1A , Class A , 7 .21% , 5/20/36 (a) ............. 750 762
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 414 421
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A3 , 0 .70% , 4/10/25 , Callable 2/10/25 @
100 (a) ........................................................... 126 126
Oscar U.S. Funding XIV LLC , Series 2022-1A , Class A2 , 1 .60% , 3/10/25 (a) ............ 6 6
Prestige Auto Receivables Trust , Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ........... 1,500 1,528
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 237 235
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 1/15/26 @ 100 (a) ............... 500 515
Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 248 247
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 153 152
Series 2022-B , Class D , 6 .79% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 165 165
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 506 506
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 506 507
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 253 255
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 644 646
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 500 502
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 94 91
Santander Consumer Auto Receivables Trust ...................................
Series 2020-AA , Class D , 5 .49% , 4/15/26 , Callable 11/15/24 @ 100 (a) ............ 284 283
Series 2020-BA , Class E , 4 .13% , 1/15/27 , Callable 7/15/25 @ 100 (a) .............. 600 586
Santander Drive Auto Receivables Trust , Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable
11/15/25 @ 100 .................................................... 447 440
Tesla Auto Lease Trust , Series 2023-B , Class A3 , 6 .13% , 9/21/26 , Callable 12/20/25 @ 100 (a) 1,000 1,015
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 7/25/25 @ 100 (a) ........ 1,098 1,105
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
12/10/25 @ 100 (a) .................................................. 133 132
Westlake Automobile Receivables Trust .......................................
Series 2020-3A , Class E , 3 .34% , 6/15/26 , Callable 9/15/24 @ 100 (a) .............. 275 270
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 750 730
Series 2022-2A , Class A3 , 3 .75% , 4/15/26 (a) ............................... 500 497
Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable 5/15/26 @ 100 (a) .............. 400 396
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 9/15/26 @ 100 (a) .............. 500 504

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Series 2023-2A , Class C , 6 .29% , 3/15/28 , Callable 9/15/26 @ 100 (a) .............. $ 500 $ 504
Wheels SPV 2 LLC , Series 2021-1A , Class A , 5 .73% ( TSFR1M + 39 bps ) , 8/20/29 , Callable
5/20/24 @ 100 (a) (b) ................................................. 390 389
44,041
ABS Card (1.5%):
CARDS II Trust , Series 2021-1A , Class C , 1 .20% , 4/15/27 (a) ....................... 500 494
Evergreen Credit Card Trust ...............................................
Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............................. 1,000 1,002
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 500 501
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 762 767
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 318 319
Master Credit Card Trust II , Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ............... 308 310
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 1,000 1,010
4,403
ABS Other (6.8%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500 1,353
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 239 232
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 405 386
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 422 422
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class A2 , 6 .09% , 12/20/29 ,
Callable 5/20/27 @ 100 (a) ............................................ 482 486
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 4/15/27 @
100 (a) ........................................................... 578 584
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 10/14/26 @ 100 (a) ............. 947 952
Series 2023-2 , Class A2 , 6 .28% , 4/14/32 , Callable 10/14/27 @ 100 (a) ............. 500 509
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 10/14/27 @ 100 (a) .............. 500 517
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 194 194
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24 @ 100 (a) ............... 329 329
Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24 @ 100 (a) ............. 113 114
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 694 705
Dell Equipment Finance Trust , Series 2023-1 , Class C , 6 .22% , 9/22/28 , Callable 10/22/25 @
100 (a) ........................................................... 1,000 1,012
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 5/15/27 @ 100 (a) .............. 1,000 1,004
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 1/15/28 @ 100 (a) ............... 750 764
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ 750 753
Granite Park Equipment Leasing LLC , Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ....... 1,000 1,012
HPEFS Equipment Trust ..................................................
Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 3/20/24 @ 100 (a) .............. 570 565
Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 8/20/24 @ 100 (a) .............. 507 502
Series 2022-3A , Class A2 , 5 .26% , 8/20/29 , Callable 5/20/26 @ 100 (a) ............. 256 256
Series 2022-3A , Class C , 6 .13% , 8/20/29 , Callable 5/20/26 @ 100 (a) .............. 735 741
Series 2023-2A , Class B , 6 .25% , 1/21/31 , Callable 9/20/26 @ 100 (a) .............. 1,000 1,013
M&T Equipment Notes , Series 2023-1A , Class A2 , 6 .09% , 7/15/30 , Callable 7/15/27 @ 100 (a) 750 752
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 293 239
NMEF Funding LLC ....................................................
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 9/15/26 @ 100 (a) .............. 693 695
Series 2023-A , Class A2 , 6 .57% , 6/17/30 , Callable 8/15/27 @ 100 (a) .............. 750 759
NP SPE II LLC ........................................................
Series 2017-1A , Class A1 , 3 .37% , 10/21/47 , Callable 2/20/24 @ 100 (a) ............ 122 116
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 2/19/24 @ 100 (a) ............ 420 394
Pawnee Equipment Receivables LLC .........................................
Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable 8/15/25 @ 100 (a) .............. 77 75
Series 2022-1 , Class B , 5 .40% , 7/17/28 , Callable 6/15/26 @ 100 (a) ............... 725 723

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Progress Residential Trust , Series 2021-SFR5 , Class B , 1 .66% , 7/17/38 (a) .............. $ 600 $ 543
SCF Equipment Leasing LLC , Series 2021-1A , Class A3 , 0 .83% , 8/21/28 , Callable 8/20/25 @
100 (a) ........................................................... 189 186
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 2/15/24
@ 100 (a) ......................................................... 956 941
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 724 731
20,559
Total Asset-Backed Securities (Cost $69,011)
a
a
a
69,003
Collateralized Loan Obligations (3.0%)
Cash Flow CLO (3.0%):
CIFC Funding Ltd. , Series 2017-4A , Class A1R , 6 .53% ( TSFR3M + 121 bps ) , 10/24/30 ,
Callable 4/24/24 @ 100 (a) (b) .......................................... 533 534
Golub Capital Partners CLO Ltd. , Series 2019-40A , Class AR , 6 .68% ( TSFR3M + 135 bps ) ,
1/25/32 , Callable 4/25/24 @ 100 (a) (b) .................................... 1,000 990
Octagon Investment Partners XXI Ltd. , Series 2014-1A , Class AAR3 , 6 .64%
( TSFR3M + 126 bps ) , 2/14/31 , Callable 2/14/24 @ 100 (a) (b) ..................... 750 750
Palmer Square Loan Funding Ltd. ...........................................
Series 2021-1A , Class A1 , 6 .48% ( TSFR3M + 116 bps ) , 4/20/29 , Callable 4/20/24 @
100 (a) (b) ......................................................... 145 145
Series 2021-2A , Class A1 , 6 .43% ( TSFR3M + 106 bps ) , 5/20/29 , Callable 2/20/24 @
100 (a) (b) ......................................................... 442 442
Series 2021-2A , Class A2 , 6 .88% ( TSFR3M + 151 bps ) , 5/20/29 , Callable 2/20/24 @
100 (a) (b) ......................................................... 500 500
Series 2021-3A , Class A2 , 6 .98% ( TSFR3M + 166 bps ) , 7/20/29 , Callable 4/20/24 @
100 (a) (b) ......................................................... 1,000 1,000
Series 2022-1A , Class A2 , 6 .92% ( TSFR3M + 160 bps ) , 4/15/30 , Callable 4/15/24 @
100 (a) (b) ......................................................... 1,000 990
Series 2023-1A , Class A1 , 7 .02% ( TSFR3M + 170 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ......................................................... 454 456
Series 2023-1A , Class A2 , 7 .82% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ......................................................... 750 750
SOUND POINT CLO VIII-R Ltd. , Series 2015-1RA , Class AR , 6 .66% ( TSFR3M + 134 bps ) ,
4/15/30 , Callable 4/15/24 @ 100 (a) (b) .................................... 563 563
Stratus CLO Ltd. .......................................................
Series 2021-1A , Class B , 6 .98% ( TSFR3M + 166 bps ) , 12/29/29 , Callable 4/20/24 @
100 (a) (b) ......................................................... 1,000 999
Series 2021-3A , Class B , 7 .13% ( TSFR3M + 181 bps ) , 12/29/29 , Callable 4/20/24 @
100 (a) (b) ......................................................... 822 816
8,935
Total Collateralized Loan Obligations (Cost $8,961)
a
a
a
8,935
Collateralized Mortgage Obligations (11.2%)
Agency CMO Other (0.7%):
Government National Mortgage Association ....................................
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 490 497
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 496 493
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 496 495
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 743 748
2,233
Commercial MBS (10.5%):
Austin Fairmont Hotel Trust ...............................................
Series 2019-FAIR , Class B , 6 .63% ( TSFR1M + 130 bps ) , 9/15/32 (a) (b) ............. 1,000 992
Series 2019-FAIR , Class C , 6 .83% ( TSFR1M + 150 bps ) , 9/15/32 (a) (b) ............. 1,000 990
BBCMS Mortgage Trust ..................................................
Series 2019-BWAY , Class B , 6 .76% ( TSFR1M + 142 bps ) , 11/15/34 (a) (b) ............ 1,000 350
Series 2020-BID , Class C , 9 .09% ( TSFR1M + 375 bps ) , 10/15/37 (a) (b) ............. 1,470 1,433

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
BPR Trust ............................................................
Series 2022-OANA , Class B , 7 .78% ( TSFR1M + 245 bps ) , 4/15/37 (a) (b) ............ $ 1,000 $ 991
Series 2022-STAR , Class A , 8 .57% ( TSFR1M + 323 bps ) , 8/15/24 (a) (b) ............. 1,250 1,249
BX Commercial Mortgage Trust ............................................
Series 2019-XL , Class C , 6 .70% ( TSFR1M + 136 bps ) , 10/15/36 (a) (b) .............. 850 847
Series 2019-XL , Class D , 6 .90% ( TSFR1M + 156 bps ) , 10/15/36 (a) (b) .............. 489 487
Series 2021-CIP , Class B , 6 .72% ( TSFR1M + 139 bps ) , 12/15/38 (a) (b) .............. 500 491
Series 2021-CIP , Class C , 6 .92% ( TSFR1M + 159 bps ) , 12/15/38 (a) (b) .............. 1,000 981
Series 2021-RISE , Class B , 6 .70% ( TSFR1M + 136 bps ) , 11/15/36 (a) (b) ............. 459 453
Series 2021-SOAR , Class B , 6 .32% ( TSFR1M + 98 bps ) , 6/15/38 (a) (b) ............. 464 458
Series 2021-SOAR , Class C , 6 .55% ( TSFR1M + 121 bps ) , 6/15/38 (a) (b) ............. 464 457
Series 2021-VINO , Class B , 6 .30% ( TSFR1M + 97 bps ) , 5/15/38 (a) (b) .............. 756 745
Series 2021-VOLT , Class C , 6 .55% ( TSFR1M + 121 bps ) , 9/15/36 (a) (b) ............. 750 735
Series 2021-XL2 , Class C , 6 .64% ( TSFR1M + 131 bps ) , 10/15/38 (a) (b) ............. 782 769
Series 2022-LBA6 , Class B , 6 .63% ( TSFR1M + 130 bps ) , 1/15/39 (a) (b) ............. 500 495
Series 2022-LBA6 , Class C , 6 .93% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) ............. 1,000 984
BX Mortgage Trust , Series 2021-PAC , Class C , 6 .55% ( TSFR1M + 121 bps ) , 10/15/36 (a) (b) .. 1,000 975
CEDR Commercial Mortgage Trust , Series 2022-SNAI , Class B , 6 .67% ( TSFR1M + 134 bps ) ,
2/15/39 (a) (b) ...................................................... 1,000 908
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 1,000 951
Series 2014-277P , Class C , 3 .73% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 334 288
Series 2019-521F , Class B , 6 .58% ( TSFR1M + 125 bps ) , 6/15/34 (a) (b) .............. 1,500 1,251
Series 2020-CBM , Class C , 3 .40% , 2/10/37 , Callable 2/10/25 @ 100 (a) ............ 1,000 953
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .83% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (b) ...................................................... 356 353
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ....... 969 685
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 750 723
HPLY Trust ...........................................................
Series 2019-HIT , Class A , 6 .46% ( TSFR1M + 111 bps ) , 11/15/36 (a) (b) .............. 792 789
Series 2019-HIT , Class B , 6 .81% ( TSFR1M + 146 bps ) , 11/15/36 (a) (b) .............. 1,132 1,123
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2021-MHC , Class A , 6 .25%
( TSFR1M + 91 bps ) , 4/15/38 (a) (b) ........................................ 945 942
JPMBB Commercial Mortgage Securities Trust , Series 2014-C19 , Class XA , 0 .64% , 4/15/47 ,
Callable 1/15/25 @ 100 (c) (d) .......................................... 2,244 1
KNDL Mortgage Trust , Series 2019-KNSQ , Class B , 6 .48% ( TSFR1M + 115 bps ) , 5/15/36 (a) (b) 1,000 994
Life Mortgage Trust , Series 2021-BMR , Class B , 6 .33% ( TSFR1M + 99 bps ) , 3/15/38 (a) (b) ... 983 968
Med Trust , Series 2021-MDLN , Class B , 6 .90% ( TSFR1M + 156 bps ) , 11/15/38 (a) (b) ....... 995 982
MHC Commercial Mortgage Trust , Series 2021-MHC , Class B , 6 .55% ( TSFR1M + 122 bps ) ,
4/15/38 (a) (b) ...................................................... 839 831
Morgan Stanley Capital I Trust , Series 2019-NUGS , Class B , 6 .75% ( TSFR1M + 141 bps ) ,
12/15/36 (a) (b) ..................................................... 1,154 774
ONE Mortgage Trust , Series 2021-PARK , Class B , 6 .40% ( TSFR1M + 106 bps ) , 3/15/36 (a) (b) . 1,000 948
One New York Plaza Trust , Series 2020-1NYP , Class A , 6 .40% ( TSFR1M + 106 bps ) ,
1/15/36 (a) (b) ...................................................... 875 857
SMRT , Series 2022-MINI , Class B , 6 .68% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) ............ 1,000 984
TTAN , Series 2021-MHC , Class B , 6 .55% ( TSFR1M + 121 bps ) , 3/15/38 (a) (b) ............ 314 310
31,497
Total Collateralized Mortgage Obligations (Cost $35,712)
a
a
a
33,730
Senior Secured Loans (1.9%)
Consumer Discretionary (0.3%):
Gray Television, Inc., Term Loan E, First Lien , 7 .85% ( SOFR01M + 250 bps ) , 1/2/26 (b) ..... 1,000 998
Financials (0.3%):
Delos Aircraft Leasing DAC , 7 .35% ( SOFR03M + 200 bps ) , 10/31/27 (b) ................ 857 858
Health Care (0.3%):
DaVita, Inc., Tranche B-1 Term Facility, First Lien , 7 .11% ( SOFR01M + 175 bps ) , 8/12/26 (b) . 995 992

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Materials (0.7%):
Berry Global, Inc., Term Z Loans, First Lien , 7 .09% ( SOFR01M + 175 bps ) , 7/1/26 (b) ....... $ 488 $ 488
The Chemours Co., TLB, First Lien , 8 .86% ( SOFR01M + 350 bps ) , 8/18/28 (b) ............ 1,483 1,477
1,965
Utilities (0.3%):
Calpine Corp., Term Loans, First Lien , 7 .36% ( SOFR01M + 200 bps ) , 4/1/26 (b) ........... 979 970
Total Senior Secured Loans (Cost $5,763)
a
a
a
5,783
Corporate Bonds (28.5%)
Communication Services (0.6%):
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 3/20/24 @ 100 (a) ...................................... 863 856
Verizon Communications, Inc. , 6 .15% ( SOFRINDX + 79 bps ) , 3/20/26 (b) ................ 837 840
1,696
Consumer Discretionary (1.2%):
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 1,000 973
Nissan Motor Acceptance Co. LLC , 6 .28% ( TSFR3M + 90 bps ) , 3/8/24 (a) (b) ............. 855 855
Nordstrom, Inc. , 2 .30% , 4/8/24 , Callable 2/22/24 @ 100 ........................... 1,000 990
Tapestry, Inc. , 7 .05% , 11/27/25 ............................................. 750 767
3,585
Energy (1.3%):
EnLink Midstream Partners LP , 4 .40% , 4/1/24 , Callable 3/8/24 @ 100 ................. 948 944
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 1,500 1,435
Hess Midstream Operations LP , 5 .63% , 2/15/26 , Callable 3/8/24 @ 100 (a) .............. 1,000 993
Occidental Petroleum Corp. , 3 .20% , 8/15/26 , Callable 6/15/26 @ 100 ................. 500 473
3,845
Financials (18.6%):
Ally Financial, Inc. , 5 .75% , 11/20/25 , Callable 10/21/25 @ 100 (e) .................... 1,505 1,507
Antares Holdings LP , 3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ..................... 1,000 932
Ares Capital Corp.
3 .25% , 7/15/25 , Callable 6/15/25 @ 100 .................................. 500 482
3 .88% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,000 961
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 882 892
Aviation Capital Group LLC , 4 .88% , 10/1/25 , Callable 7/1/25 @ 100 (a) ................ 1,000 983
Bank of America Corp. , 6 .04% ( SOFR + 69 bps ) , 4/22/25 , Callable 4/22/24 @ 100 (b) ....... 500 500
Bank of America NA , 6 .38% ( SOFR + 102 bps ) , 8/18/26 , Callable 7/17/26 @ 100 (b) ........ 500 504
Blackstone Private Credit Fund , 7 .05% , 9/29/25 ................................. 1,500 1,527
Blackstone Secured Lending Fund , 3 .63% , 1/15/26 , Callable 12/15/25 @ 100 ............ 1,000 958
Blue Owl Capital Corp.
3 .75% , 7/22/25 , Callable 6/22/25 @ 100 .................................. 1,000 966
5 .25% , 4/15/24 , Callable 3/15/24 @ 100 .................................. 500 499
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 1,500 1,376
Brighthouse Financial Global Funding , 6 .11% ( SOFR + 76 bps ) , 4/12/24 (a) (b) ............ 1,300 1,298
Capital One Financial Corp. , 4 .17% ( SOFR + 137 bps ) , 5/9/25 , Callable 5/9/24 @ 100 (b) ..... 1,000 996
Citigroup, Inc.
6 .02% ( SOFR + 67 bps ) , 5/1/25 , Callable 5/1/24 @ 100 (b) ....................... 500 500
6 .05% ( SOFR + 69 bps ) , 1/25/26 , Callable 1/25/25 @ 100 (b) ..................... 1,000 997
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 1,700 1,697
Credit Acceptance Corp.
6 .63% , 3/15/26 , Callable 2/20/24 @ 101.66 (e) .............................. 500 500
9 .25% , 12/15/28 , Callable 12/15/25 @ 104.63 (a) ............................ 429 452
DAE Funding LLC , 1 .55% , 8/1/24 , Callable 7/1/24 @ 100 (a) ....................... 1,500 1,464
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 1,500 1,497
Fidelity & Guaranty Life Holdings, Inc. , 5 .50% , 5/1/25 , Callable 2/1/25 @ 100 (a) ......... 1,250 1,240
Fifth Third Bank NA , 5 .85% ( SOFRINDX + 123 bps ) , 10/27/25 , Callable 10/27/24 @ 100 (b) .. 1,000 1,001

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Ford Motor Credit Co. LLC
2 .30% , 2/10/25 , Callable 1/10/25 @ 100 .................................. $ 1,000 $ 965
8 .31% ( SOFR + 295 bps ) , 3/6/26 (b) ....................................... 500 513
FS KKR Capital Corp.
1 .65% , 10/12/24 .................................................... 857 831
4 .13% , 2/1/25 , Callable 1/1/25 @ 100 (e) .................................. 1,000 982
Fulton Financial Corp. , 4 .50% , 11/15/24 ...................................... 885 876
GA Global Funding Trust
5 .86% ( SOFR + 50 bps ) , 9/13/24 (a) (b) ..................................... 1,000 996
6 .71% ( SOFR + 136 bps ) , 4/11/25 (a) (b) .................................... 380 380
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 500 479
JPMorgan Chase & Co.
5 .90% ( SOFR + 54 bps ) , 6/1/25 , Callable 6/1/24 @ 100 (b) ....................... 500 499
6 .12% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ..................... 1,000 994
Kemper Corp. , 4 .35% , 2/15/25 , Callable 11/15/24 @ 100 .......................... 1,450 1,428
KeyCorp. , 3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , MTN , Callable 5/23/24 @ 100 (b) ....... 1,650 1,636
M&T Bank Corp. , 5 .75% , 10/1/24 ........................................... 1,000 979
Main Street Capital Corp. , 5 .20% , 5/1/24 ...................................... 1,000 996
Manufacturers & Traders Trust Co.
4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ................................. 500 493
5 .40% , 11/21/25 , Callable 10/21/25 @ 100 ................................. 300 299
Midwest Connector Capital Co. LLC , 3 .90% , 4/1/24 , Callable 3/8/24 @ 100 (a) ........... 1,000 995
National Securities Clearing Corp. , 5 .15% , 5/30/25 (a) ............................. 750 754
New York Life Global Funding
5 .66% ( SOFR + 31 bps ) , 4/26/24 (a) (b) ..................................... 500 500
6 .29% ( SOFRINDX + 93 bps ) , 4/2/26 (a) (b) ................................. 750 751
Pacific Life Global Funding II , 5 .98% ( SOFR + 62 bps ) , 6/4/26 (a) (b) ................... 100 99
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) 750 757
Protective Life Global Funding , 5 .21% , 4/14/26 (a) ............................... 1,000 1,000
Reliance Standard Life Global Funding II , 5 .24% , 2/2/26 (a) ........................ 1,000 992
Santander Holdings USA, Inc.
4 .26% ( SOFRINDX + 138 bps ) , 6/9/25 , Callable 6/9/24 @ 100 (b) ................. 665 657
5 .81% ( SOFR + 233 bps ) , 9/9/26 , Callable 9/9/25 @ 100 (b) ...................... 1,000 1,004
Sixth Street Specialty Lending, Inc. , 2 .50% , 8/1/26 , Callable 7/1/26 @ 100 .............. 1,000 919
SLM Corp. , 4 .20% , 10/29/25 , Callable 9/29/25 @ 100 ............................ 1,152 1,127
Starwood Property Trust, Inc. , 3 .75% , 12/31/24 , Callable 9/30/24 @ 100 (a) ............. 1,550 1,515
State Street Corp. , 5 .10% ( SOFR + 113 bps ) , 5/18/26 , Callable 5/18/25 @ 100 (b) .......... 1,000 1,001
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 752 746
The Bank of New York Mellon Corp. , 4 .95% ( SOFR + 103 bps ) , 4/26/27 , Callable 4/26/26 @
100 (b) ........................................................... 750 751
The Charles Schwab Corp. , 5 .88% ( SOFRINDX + 52 bps ) , 5/13/26 , Callable 4/13/26 @ 100 (b) 1,500 1,489
The Goldman Sachs Group, Inc. , 5 .84% ( SOFR + 49 bps ) , 10/21/24 , Callable 9/21/24 @ 100 (b) 1,000 999
The Huntington National Bank
5 .70% ( SOFR + 122 bps ) , 11/18/25 , Callable 11/18/24 @ 100 (b) .................. 1,350 1,343
6 .55% ( SOFRINDX + 119 bps ) , 5/16/25 , Callable 5/16/24 @ 100 (b) ............... 500 496
Truist Financial Corp. , 5 .76% ( SOFR + 40 bps ) , 6/9/25 , Callable 6/9/24 @ 100 (b) .......... 1,000 992
55,962
Health Care (0.2%):
Little Co. of Mary Hospital of Indiana, Inc. , 1 .97% , 11/1/25 ........................ 670 630
Industrials (2.8%):
American Airlines Pass Through Trust
3 .70% , 10/15/25 .................................................... 333 314
4 .38% , 6/15/24 (a) .................................................. 555 547
4 .95% , 2/15/25 .................................................... 850 826
Concentrix Corp. , 6 .65% , 8/2/26 , Callable 7/2/26 @ 100 ........................... 1,500 1,535
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,000 985
Regal Rexnord Corp. , 6 .05% , 2/15/26 (a) ...................................... 1,000 1,010
Spirit Airlines Pass Through Trust , 4 .45% , 4/1/24 ................................ 1,610 1,561

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
United Airlines Pass Through Trust
4 .30% , 8/15/25 .................................................... $ 692 $ 674
4 .88% , 1/15/26 .................................................... 963 940
8,392
Materials (0.3%):
Sasol Financing USA LLC , 5 .88% , 3/27/24 , Callable 2/27/24 @ 100 .................. 1,000 997
Real Estate (2.9%):
Brixmor Operating Partnership LP , 3 .85% , 2/1/25 , Callable 11/1/24 @ 100 .............. 1,000 982
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 1,500 1,497
Retail Opportunity Investments Partnership LP , 4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ... 1,250 1,229
SBA Tower Trust , 2 .84% , 1/15/25 , Callable 3/8/24 @ 100 (a) ........................ 1,000 968
SITE Centers Corp. , 4 .25% , 2/1/26 , Callable 11/1/25 @ 100 ........................ 1,261 1,232
VICI Properties LP/VICI Note Co., Inc.
3 .50% , 2/15/25 , Callable 3/8/24 @ 100 (a) ................................. 1,000 976
4 .63% , 6/15/25 , Callable 3/15/25 @ 100 (a) ................................ 500 493
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 6/17/24 @
100 (a) ........................................................... 1,250 1,227
8,604
Utilities (0.6%):
Metropolitan Edison Co. , 4 .00% , 4/15/25 (a) .................................... 1,500 1,462
NRG Energy, Inc. , 3 .75% , 6/15/24 , Callable 5/15/24 @ 100 (a) ....................... 500 494
1,956
Total Corporate Bonds (Cost $85,682)
a
a
a
85,667
Yankee Dollars (18.5%)
Consumer Discretionary (0.6%):
International Game Technology PLC , 4 .13% , 4/15/26 , Callable 3/8/24 @ 102.06 (a) ........ 1,030 997
Nissan Motor Co. Ltd.
3 .52% , 9/17/25 , Callable 8/17/25 @ 100 (a) ................................ 416 402
4 .35% , 9/17/27 , Callable 7/17/27 @ 100 (a) ................................ 500 481
1,880
Energy (1.0%):
Harvest Operations Corp. , 1 .00% , 4/26/24 , Callable 3/8/24 @ 100 (a) .................. 714 706
Northriver Midstream Finance LP , 5 .63% , 2/15/26 , Callable 3/8/24 @ 101.41 (a) .......... 1,000 981
Petroleos Mexicanos , 4 .25% , 1/15/25 (e) ....................................... 1,000 975
TransCanada PipeLines Ltd. , 6 .88% ( SOFRINDX + 152 bps ) , 3/9/26 , Callable 3/9/24 @ 100 (b) 500 501
3,163
Financials (14.1%):
ABN AMRO Bank NV
6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ................ 480 491
7 .14% ( SOFRINDX + 178 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ............. 1,000 1,006
Avolon Holdings Funding Ltd. , 2 .88% , 2/15/25 , Callable 1/15/25 @ 100 (a) ............. 1,000 969
Bank of Montreal , 5 .98% ( SOFRINDX + 62 bps ) , 9/15/26 , MTN (b) .................... 1,500 1,488
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (b) ...................... 1,000 1,008
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 500 516
BPCE SA
6 .61% ( SOFR + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ................ 500 516
7 .33% ( SOFRINDX + 198 bps ) , 10/19/27 , Callable 10/19/26 @ 100 (a) (b) ............ 500 505
Canadian Imperial Bank of Commerce , 6 .58% ( SOFR + 122 bps ) , 10/2/26 (b) ............. 1,000 1,006
Commonwealth Bank of Australia , 5 .88% ( SOFR + 52 bps ) , 6/15/26 (a) (b) ............... 1,500 1,496
Credit Agricole SA , 6 .64% ( SOFR + 129 bps ) , 7/5/26 (a) (b) .......................... 750 757
Credit Suisse AG ( SOFRINDX + 39 bps ) , 2/2/24 (b) (f) .............................. 1,000 1,000
Danske Bank A/S
0 .98% , 9/10/25 , Callable 9/10/24 @ 100 (a) ................................ 1,000 971
6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ................ 500 508

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Deutsche Bank AG
3 .96% ( SOFR + 258 bps ) , 11/26/25 , Callable 11/26/24 @ 100 (b) .................. $ 603 $ 593
4 .50% , 4/1/25 ..................................................... 1,000 984
Element Fleet Management Corp. , 6 .27% , 6/26/26 , Callable 5/26/26 @ 100 (a) (e) ......... 1,000 1,017
Enel Finance International NV , 6 .80% , 10/14/25 (a) ............................... 500 512
Federation des Caisses Desjardins du Quebec , 5 .28% ( SOFRINDX + 109 bps ) , 1/23/26 , Callable
1/23/25 @ 100 (a) (b) ................................................. 1,000 998
HSBC Holdings PLC
6 .79% ( SOFR + 143 bps ) , 3/10/26 , Callable 3/10/25 @ 100 (b) .................... 1,000 1,004
6 .93% ( SOFR + 157 bps ) , 8/14/27 , Callable 8/14/26 @ 100 (b) .................... 600 604
ING Groep NV
6 .37% ( SOFRINDX + 101 bps ) , 4/1/27 , Callable 4/1/26 @ 100 (b) ................. 500 497
6 .92% ( SOFR + 156 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (b) .................... 500 504
7 .00% ( SOFRINDX + 164 bps ) , 3/28/26 , Callable 3/28/25 @ 100 (b) ............... 500 503
Lloyds Banking Group PLC
3 .51% ( H15T1Y + 160 bps ) , 3/18/26 , Callable 3/18/25 @ 100 (b) .................. 750 733
5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) .................... 500 508
6 .91% ( SOFRINDX + 156 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ................. 500 503
Macquarie Group Ltd. , 6 .06% ( SOFR + 71 bps ) , 10/14/25 , Callable 10/14/24 @ 100 (a) (b) .... 1,500 1,494
Mitsubishi UFJ Financial Group, Inc. , 6 .30% ( SOFR + 94 bps ) , 2/20/26 , Callable 2/20/25 @
100 (b) ........................................................... 1,185 1,186
Mizuho Financial Group, Inc. , 6 .32% ( SOFR + 96 bps ) , 5/22/26 , Callable 5/22/25 @ 100 (b) ... 1,000 1,001
National Australia Bank Ltd. , 6 .00% ( SOFR + 65 bps ) , 1/12/27 (a) (b) ................... 1,250 1,247
Nationwide Building Society , 6 .65% ( SOFR + 129 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (a) (b) 1,400 1,380
NatWest Markets PLC
6 .12% ( SOFR + 76 bps ) , 9/29/26 (a) (b) ..................................... 1,000 987
6 .81% ( SOFR + 145 bps ) , 3/22/25 (a) (b) .................................... 500 504
Nordea Bank Abp , 6 .32% ( SOFR + 96 bps ) , 6/6/25 (a) (b) ............................ 500 502
Park Aerospace Holdings Ltd. , 5 .50% , 2/15/24 (a) ................................ 500 500
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 1,000 972
Royal Bank of Canada
5 .71% ( SOFRINDX + 36 bps ) , 7/29/24 (b) .................................. 1,000 1,000
5 .94% ( SOFRINDX + 59 bps ) , 11/2/26 , MTN (b) (e) ............................ 500 496
Santander UK Group Holdings PLC
1 .09% ( SOFR + 79 bps ) , 3/15/25 , Callable 3/15/24 @ 100 (b) ..................... 1,000 994
6 .83% ( SOFR + 275 bps ) , 11/21/26 , Callable 11/21/25 @ 100 (b) .................. 500 511
Societe Generale SA , 6 .40% ( SOFR + 105 bps ) , 1/21/26 , Callable 1/21/25 @ 100 (a) (b) ...... 1,700 1,697
Standard Chartered PLC
3 .79% ( US0003M + 156 bps ) , 5/21/25 , Callable 5/21/24 @ 100 (a) (b) ............... 351 349
7 .28% ( SOFR + 193 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................... 500 504
7 .78% ( H15T1Y + 310 bps ) , 11/16/25 , Callable 11/16/24 @ 100 (a) (b) .............. 750 763
Sumitomo Mitsui Trust Bank Ltd. , 5 .80% ( SOFR + 44 bps ) , 9/16/24 (a) (b) ................ 1,000 999
The Bank of Nova Scotia , 5 .91% ( SOFRINDX + 55 bps ) , 3/2/26 (b) .................... 1,250 1,241
The Toronto-Dominion Bank , 5 .95% ( SOFR + 59 bps ) , 9/10/26 (b) ..................... 1,500 1,488
Westpac Banking Corp. , 5 .88% ( SOFR + 52 bps ) , 6/3/26 (b) .......................... 1,500 1,495
42,507
Industrials (0.9%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,037 1,007
Aircastle Ltd. , 4 .13% , 5/1/24 , Callable 3/8/24 @ 100 ............................. 750 745
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 900 838
2,590
Information Technology (0.3%):
SK Hynix, Inc. , 6 .25% , 1/17/26 (a) ........................................... 750 760
Materials (1.6%):
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 3/8/24 @ 102.5 (a) ................. 500 460
NOVA Chemicals Corp. , 4 .88% , 6/1/24 , Callable 3/8/24 @ 100 (a) .................... 382 380
OCI NV , 4 .63% , 10/15/25 , Callable 3/8/24 @ 101.16 (a) ........................... 1,504 1,471
POSCO , 2 .50% , 1/17/25 (a) ................................................ 510 497
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,000 988

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 (a) .............. $ 1,143 $ 1,125
4,921
Total Yankee Dollars (Cost $55,887)
a
a
a
55,821
Municipal Bonds (0.3%)
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .31% , 4/1/25 ....... 500 476
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue , Series A , 2 .50% , 10/1/25 ..... 300 283
Texas (0.1%):
San Antonio Education Facilities Corp. Revenue , 1 .74% , 4/1/25 ...................... 255 242
Total Municipal Bonds (Cost $1,055)
a
a
a
1,001
U.S. Government Agency Mortgages (0.7%)
Federal Home Loan Banks
5 .50% , 8/21/25 .................................................... 1,000 1,001
5 .55% , 8/28/26 .................................................... 500 500
5 .60% , 7/17/26 .................................................... 575 574
2,075
Total U.S. Government Agency Mortgages (Cost $2,074)
a
a
a
2,075
U.S. Treasury Obligations (3.3%)
U.S. Treasury Notes
2 .25% , 4/30/24 .................................................... 1,000 992
2 .38% , 2/29/24 .................................................... 1,000 998
2 .50% , 4/30/24 .................................................... 1,000 993
3 .00% , 6/30/24 .................................................... 1,000 991
3 .00% , 7/31/24 .................................................... 1,000 989
4 .00% , 1/15/27 .................................................... 1,000 1,000
4 .13% , 1/31/25 .................................................... 1,000 994
4 .25% , 9/30/24 .................................................... 1,000 995
4 .38% , 10/31/24 .................................................... 2,000 1,992
Total U.S. Treasury Obligations (Cost $9,930)
a
a
a
9,944
Commercial Paper (9.1%)
Consumer Discretionary (0.3%):
AutoNation, Inc. , 5 .85% , 2/1/24 (a) (g) ........................................ 1,000 1,000
Energy (2.5%):
Marathon Oil Corp. , 5 .42% , 2/2/24 (a) (g) ...................................... 1,500 1,500
Ovintiv, Inc.
6 .17% , 2/20/24 (a) (g) ................................................ 2,000 1,993
6 .17% , 2/26/24 (a) (g) ................................................ 1,000 996
Western Midstream Operating LP
6 .06% , 2/2/24 (a) (g) ................................................. 1,000 1,000
6 .14% , 2/6/24 (a) (g) ................................................. 500 499
6 .16% , 2/7/24 (a) (g) ................................................. 500 499
6 .20% , 2/13/24 (a) (g) ................................................ 1,000 998
7,485
Financials (0.3%):
Brookfield COR Treasury , 5 .74% , 3/11/24 (a) (g) ................................. 1,000 994

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
Security Description
Principal Amount
(000)
Value
(000)
Industrials (1.8%):
Aviation Capital Group LLC , 5 .50% , 2/1/24 (a) (g) ................................ $ 1,000 $ 1,000
Global Payments, Inc. , 6 .02% , 2/8/24 (a) (g) .................................... 1,500 1,498
Stanley Black Decker
5 .40% , 2/1/24 (a) (g) ................................................. 1,000 1,000
5 .40% , 2/2/24 (a) (g) ................................................. 1,500 1,499
5 .43% , 2/9/24 (a) (g) ................................................. 500 499
5,496
Information Technology (1.0%):
Jabil, Inc.
6 .00% , 2/1/24 (a) (g) ................................................. 1,000 1,000
6 .10% , 2/13/24 (a) (g) ................................................ 1,000 998
6 .10% , 2/14/24 (a) (g) ................................................ 1,000 997
2,995
Materials (1.6%):
Albemarle Corp.
5 .74% , 2/5/24 (a) (g) ................................................. 1,000 999
5 .90% , 2/29/24 (a) (g) ................................................ 750 746
FMC Corp.
6 .08% , 2/12/24 (a) (g) ................................................ 1,500 1,497
6 .08% , 2/14/24 (a) (g) ................................................ 500 499
6 .09% , 2/20/24 (a) (g) ................................................ 1,000 997
4,738
Real Estate (0.3%):
Crown Castle International Corp. , 5 .85% , 2/22/24 (a) (g) ............................ 1,000 996
Utilities (1.3%):
Guadalupe Vy Elec
6 .31% , 2/20/24 (a) (g) ................................................ 1,750 1,744
6 .32% , 2/22/24 (a) (g) ................................................ 500 498
The AES Corp. , 5 .99% , 2/12/24 (a) (g) ........................................ 1,500 1,497
3,739
Total Commercial Paper (Cost $27,448)
a
a
a
27,443
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .22% (h) ........ 281,293 281
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .27% (h) ............ 281,293 281
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (h) ............... 281,293 281
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .21% (h) . 281,293 282
Total Collateral for Securities Loaned (Cost $1,125)
a
a
a
1,125
Total Investments (Cost $302,648) — 99.8% 300,527
Other assets in excess of liabilities — 0.2% 648
NET ASSETS - 100.00% $ 301,175
At January 31, 2024, the Fund's investments in foreign securities were 23.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of January 31, 2024, the fair value of these securities was
$192,992 (thousands) and amounted to 64.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of January 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at January 31, 2024.
(d) Security is interest only.
(e) All or a portion of this security is on loan.
(f) Zero-coupon bond.
(g) Rate represents the effective yield at January 31, 2024.
(h) Rate disclosed is the daily yield on January 31, 2024.

Victory Portfolios III
Victory Ultra Short-Term Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
January 31, 2024
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of January 31, 2024.
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  January 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of January 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of January 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of January 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of January 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of January 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of January 31, 2024, based on the last reset date of the security.